UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG 480 PIERCE STREET BIRMINGHAM, MICHIGAN 48009	JANE KANTER DECHERT LLP 1775 I STREET, N.W. WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: December 31, 2006

Item 1: Reports to Shareholders.
Munder Asset Allocation Fund — Balanced
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Asset Allocation Fund — Balanced
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets —Capital Stock Activity
Financial Highlights
Financial Highlights
Notes To Financial Statements
Munder Cash Investment Fund
Shareholder Fee Example (Unaudited)
POI-Cash Investment Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Energy Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Energy Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Index 500 Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Index 500 Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Management’s Discussion of Fund Performance
Financial Highlights
Notes to Financial Statements
Munder Intermediate Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Intermediate Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-International Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder International Equity Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-International Equity Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Internet Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Internet Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets —Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Large-Cap Core Growth Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Large-Cap Core Growth Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets —Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Large-Cap Value Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Large-Cap Value Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Micro-Cap Equity Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Micro-Cap Equity Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Mid-Cap Core Growth Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Mid-Cap Core Growth Fund
Statement of Assets and Liabilities
Statement of Operations
Statement of Changes in Net Assets
Statement of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Munder Real Estate Equity Investment Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Real Estate Equity Investment Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder S&P MidCap Index Equity Fund
Management’s Discussion of Fund Performance
Munder S&P Midcap Index Equity Fund
Shareholder Fee Example (Unaudited)
POI-
POI-S&P SmallCap Index Equity Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Small-Cap Value Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Small-Cap Value Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Small-Mid Cap Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Small-Mid Cap Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Munder Tax-Free Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Tax-Free Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Munder Tax-Free Short & Intermediate Bond Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Tax-Free Short & Intermediate Bond Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets — Capital Stock Activity
Financial Highlights
Notes To Financial Statements
Munder Technology Fund
Management’s Discussion of Fund Performance
Shareholder Fee Example (Unaudited)
POI-Technology Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Statements of Changes in Net Assets —Capital Stock Activity
Financial Highlights
Notes to Financial Statements
Institutional Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Institutional Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights
Notes to Financial Statements
Liquidity Money Market Fund
Shareholder Fee Example (Unaudited)
POI-Liquidity Money Market Fund
Statement of Assets and Liabilities
Statement of Operations
Statements of Changes in Net Assets
Financial Highlights, For a Share Outstanding Throughout Each Period
Notes to Financial Statements
Item 2. Code of Ethics.
Item 3. Audit Committee Financial Expert.
Item 4. Principal Accountant Fees and Services.
Item 5. Audit Committees of Listed Registrants.
Item 6. Schedule of Investments.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10. Submission of Matters to a Vote of Security Holders.
Item 11. Controls and Procedures.
Item 12. Exhibits.
SIGNATURES
Code of Ethics
Certifications Required by Rule 30a-2(a)
Certifications Required by Rule 30a-2(b)

Item 1: Reports to Shareholders.

SEMI-ANNUAL REPORT
December 31, 2006
Munder Asset Allocation
Fund — Balanced
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
24	Statement of Assets and Liabilities
26	Statement of Operations
27	Statements of Changes in Net Assets
28	Statements of Changes in Net Assets — Capital Stock Activity
30	Financial Highlights
37	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. Some of the Fund’s holdings are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. The Fund is also invested in healthcare-related securities, which are subject to special risks relating to product cycles, government regulation and cost containment measures. Fixed income securities in which the Fund invests will tend to experience smaller fluctuations in value than equity securities. However, investors in any fixed income product should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. The Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie charts illustrate the allocation of the Fund’s holdings by investment discipline. A complete list of holdings as of December 31, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INVESTMENT DISCIPLINE

ii

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Robert Crosby, Tony Dong, Michael Gura, Anne Kennedy, Thomas Kenny, Joseph Skornicka, Michael Vandenbossche and Thomas Wald

    The Fund earned a return of 7.43% for the six months ended December 31, 2006, relative to the 8.92% return for a 60%/40% blend of the Russell 3000® Index and the Lehman Brothers Intermediate Government/ Credit Index, and the 9.10% median return for the Lipper universe of mixed-asset target allocation growth funds. As of December 31, 2006, the investment allocation was approximately 65% equities and 35% fixed income and cash equivalents.

    The Fund is a diversified Fund with investments in both the fixed income and equity markets. As of December 31, 2006, equity holdings were divided into six separately-managed segments: large-cap value, large-cap growth, multi-cap growth, mid-cap/small-cap blend (sometimes referred to as “smid”), real estate investment trusts (REITs) and healthcare. Accordingly, the equity portion of the Fund includes large company and small company stocks, as well as growth and value stocks. The fixed income portion of the Fund includes bonds from the corporate, government and mortgage-related sectors of the market.

    The Fund had strong absolute performance for the six-month period ended December 31, 2006, reflecting strength in both the equity and fixed income markets during the period. On a relative basis, however, the Fund lagged its Russell/ Lehman Brothers blended benchmark, primarily due to weak relative performance within several equity segments of the Fund. Based on both returns and weight in the Fund, the large-cap value holdings made the largest contribution to the Fund’s performance, followed by the fixed income and large-cap growth segments.

    On an absolute basis, all segments of the Fund posted positive returns. In addition, the fixed income portion of the Fund outperformed its Lehman Brothers Intermediate Government/ Credit benchmark, thus making a positive contribution to relative performance. Among the equity segments of the Fund, however, only the REIT segment, which had the highest absolute returns in the Fund, boosted relative returns by outperforming its style-specific benchmark and the Russell 3000® Index. The strong double-digit performance of the Fund’s REIT holdings reflected the strength of REITs in the overall stock market, while the relative strength of the segment was largely due to holdings of commercial mortgage REITs. Within the Fund’s other equity segments, the large-cap growth, multi-cap growth, smid and healthcare holdings were significant detractors from relative performance, both due to underperformance versus their style-specific benchmarks as well as weak relative returns of the particular segments compared to the broader Russell 3000® Index.

iii

    In the Fund’s fixed income segment, issue selection had the largest positive impact on the performance of the Fund’s holdings for the six-month period. In particular, the Fund benefited from the receipt of proceeds from settlement of a class action claim against WorldCom, Inc. The sector weightings in the Fund’s fixed income segment also had a positive impact on relative performance, largely because of an underweight in U.S. Treasury obligations and an overweight in mortgage-backed securities and corporate bonds and notes. The Fund’s overweight in BBB- and A-rated securities also helped to boost the Fund’s relative return.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 3000® Index is an unmanaged index that represents approximately 98% of the investable U.S. equity market. The Lehman Brothers Intermediate Government/ Credit Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mixed-asset target allocation growth funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,073.30	$8.26	1.58%
Class B	$1,000.00	$1,069.10	$12.05	2.31%
Class C	$1,000.00	$1,068.80	$12.05	2.31%
Class K	$1,000.00	$1,073.80	$8.10	1.55%
Class R	$1,000.00	$1,072.00	$9.24	1.77%
Class Y	$1,000.00	$1,074.30	$6.80	1.30%

Hypothetical
Class A	$1,000.00	$1,017.24	$8.03	1.58%
Class B	$1,000.00	$1,013.56	$11.72	2.31%
Class C	$1,000.00	$1,013.56	$11.72	2.31%
Class K	$1,000.00	$1,017.39	$7.88	1.55%
Class R	$1,000.00	$1,016.28	$9.00	1.77%
Class Y	$1,000.00	$1,018.65	$6.61	1.30%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 64.6%
Consumer Discretionary — 7.3%
Auto Components — 0.4%
2,550	Johnson Controls, Inc.	$219,096
4,790	Magna International, Inc., Class A	385,835

		604,931

Automobiles — 0.3%
4,920	Harley-Davidson, Inc. (a)	346,712

Diversified Consumer Services — 0.2%
12,350	Service Corporation International	126,588
3,600	Sotheby’s (a)	111,672

		238,260

Hotels Restaurants & Leisure — 0.3%
6,950	Hilton Hotels Corporation	242,555
4,850	Penn National Gaming, Inc. †	201,857

		444,412

Household Durables — 0.8%
6,650	Desarrolladora Homex S.A. de C.V., ADR †,(a)	392,815
8,000	Interface, Inc., Class A †	113,760
3,450	Jarden Corporation †,(a)	120,026
3,600	KB Home (a)	184,608
2,650	Pulte Homes, Inc. (a)	87,768
8,800	Tempur-Pedic International Inc. †,(a)	180,048

		1,079,025

Internet & Catalog Retail — 0.8%
15,500	Coldwater Creek Inc. †,(a)	380,060
5,950	NutriSystems, Inc. †,(a)	377,170
7,750	priceline.com Incorporated †	337,978

		1,095,208

Leisure Equipment & Products — 0.3%
12,630	Hasbro, Inc. (a)	344,167
3,250	Pool Corporation (a)	127,303

		471,470

Media — 1.7%
23,280	Comcast Corporation, Class A Special †	974,966
4,690	Omnicom Group, Inc.	490,293

See Notes to Financial Statements.

1

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Media (Continued)
5,400	Shaw Communications, Inc., Class B	$171,234
24,125	Time Warner Inc.	525,442
2,000	Walt Disney Company (The)	68,540

		2,230,475

Multiline Retail — 1.2%
8,850	Federated Department Stores, Inc.	337,451
5,250	J.C. Penney Company, Inc.	406,140
2,800	Kohl’s Corporation †	191,604
9,500	Nordstrom, Inc.	468,730
2,500	Target Corporation	142,625

		1,546,550

Specialty Retail — 0.8%
4,000	GameStop Corporation, Class A †,(a)	220,440
6,500	Guess?, Inc. †	412,295
3,725	Jos. A. Bank Clothiers, Inc. †,(a)	109,329
750	Tiffany & Co.	29,430
11,950	United Auto Group, Inc. (a)	281,661

		1,053,155

Textiles, Apparel & Luxury Goods — 0.5%
8,100	Gildan Activewear Inc. †	377,703
213	Heelys, Inc. †,(a)	6,839
2,830	NIKE, Inc., Class B	280,255

		664,797

Total Consumer Discretionary		9,774,995

Consumer Staples — 4.0%
Beverages — 0.5%
9,600	PepsiCo, Inc.	600,480

Food & Staples Retailing — 1.2%
16,975	CVS Corporation (a)	524,697
17,270	Kroger Co. (The)	398,419
4,350	United Natural Foods, Inc. †,(a)	156,252
8,935	Wal-Mart Stores, Inc.	412,618
3,150	Walgreen Co.	144,554

		1,636,540

See Notes to Financial Statements.

2

Shares		Value

Consumer Staples (Continued)
Food Products — 0.8%
4,255	Cadbury Schweppes PLC, ADR (a)	$182,667
10,040	Campbell Soup Company	390,456
7,400	General Mills, Inc.	426,240

		999,363

Household Products — 0.9%
13,400	Church & Dwight Co., Inc. (a)	571,510
10,520	Procter & Gamble Company (The)	676,120

		1,247,630

Personal Products — 0.3%
10,750	Herbalife Ltd. †	431,720

Tobacco — 0.3%
4,400	Altria Group, Inc.	377,608

Total Consumer Staples		5,293,341

Energy — 6.7%
Energy Equipment & Services — 2.2%
9,300	Acergy SA, ADR †	179,118
1,900	Baker Hughes, Incorporated	141,854
2,400	Core Laboratories N.V. †	194,400
4,700	Dril-Quip, Inc. †	184,052
6,700	Grant Prideco, Inc. †	266,459
5,300	Helmerich & Payne, Inc.	129,691
7,510	National Oilwell Varco, Inc. †	459,462
3,130	Noble Corporation	238,349
4,400	Oceaneering International, Inc. †	174,680
5,250	Oil States International, Inc. †	169,208
6,000	Superior Energy Services, Inc. †	196,080
8,650	Tenaris SA, ADR	431,548
3,800	W-H Energy Services, Inc. †	185,022

		2,949,923

Oil, Gas & Consumable Fuels — 4.5%
9,730	Apache Corporation	647,142
3,200	Canadian Natural Resources Ltd.	170,336
7,730	Chevron Corporation	568,387
14,380	ConocoPhillips	1,034,641
30,390	Exxon Mobil Corporation	2,328,786

See Notes to Financial Statements.

3

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
3,990	Marathon Oil Corporation	$369,075
4,650	Peabody Energy Corporation	187,906
4,850	Southwestern Energy Company †	169,993
5,960	Total SA, ADR	428,643

		5,904,909

Total Energy		8,854,832

Financials — 16.2%
Capital Markets — 2.9%
4,150	Affiliated Managers Group, Inc. †,(a)	436,290
12,530	Bank of New York Company, Inc. (The)	493,306
1,050	BlackRock, Inc. (a)	159,495
16,250	E*TRADE Financial Corporation †	364,325
2,015	Franklin Resources, Inc. (a)	221,993
3,575	Goldman Sachs Group, Inc. (The)	712,676
14,055	Merrill Lynch & Co., Inc.	1,308,520
1,700	UBS AG	102,561

		3,799,166

Commercial Banks — 1.7%
1,650	City National Corporation	117,480
2,050	Compass Bancshares, Inc.	122,283
2,350	HDFC Bank Limited, ADR (a)	177,378
10,105	U.S. Bancorp	365,700
20,890	Wachovia Corporation (a)	1,189,686
1,900	Wells Fargo & Company	67,564
3,360	Zions Bancorporation	276,998

		2,317,089

Consumer Finance — 0.7%
11,820	American Express Company	717,119
4,500	Cash America International, Inc.	211,050

		928,169

Diversified Financial Services — 4.2%
35,830	Bank of America Corporation	1,912,964
9,960	CIT Group Inc.	555,469

See Notes to Financial Statements.

4

Shares		Value

Financials (Continued)
Diversified Financial Services (Continued)
29,293	Citigroup, Inc.	$1,631,620
32,120	JPMorgan Chase & Co.	1,551,396

		5,651,449

Insurance — 3.2%
8,800	ACE Limited	533,016
4,300	Allstate Corporation (The)	279,973
18,225	American International Group, Inc.	1,306,003
11,320	Axis Capital Holdings Limited	377,748
3,950	Delphi Financial Group, Inc.	159,817
6,760	Hartford Financial Services Group, Inc.	630,776
2,300	Hub International Limited	72,197
4,600	Loews Corporation	190,762
6,750	Manulife Financial Corporation	228,083
6,400	Security Capital Assurance Ltd.	178,112
10,675	W. R. Berkley Corporation	368,394

		4,324,881

Real Estate Investment Trusts (REITs) — 2.1%
2,100	Alesco Financial Inc. (a)	22,470
275	Alexandria Real Estate Equities, Inc.	27,610
225	AMB Property Corporation	13,187
5,650	American Home Mortgage Investment Corp. (a)	198,428
450	Apartment Investment and Management Company, Class A	25,209
1,175	Archstone-Smith Trust	68,397
3,025	Ashford Hospitality Trust, Inc.	37,661
300	AvalonBay Communities, Inc.	39,015
750	BioMed Realty Trust, Inc.	21,450
575	Boston Properties, Inc.	64,331
1,600	BRT Realty Trust	44,240
600	Camden Property Trust	44,310
150	CBL & Associates Properties, Inc.	6,503
225	Colonial Properties Trust	10,548
875	Columbia Equity Trust, Inc.	16,721
850	Corporate Office Properties Trust (a)	42,899
4,200	DCT Industrial Trust Inc.	49,560
600	Developers Diversified Realty Corporation (a)	37,770
475	Equity One, Inc. (a)	12,664

See Notes to Financial Statements.

5

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Real Estate Investment Trusts (REITs) (Continued)
1,225	Equity Residential	$62,169
100	Essex Property Trust, Inc.	12,925
2,525	Feldman Mall Properties, Inc. (a)	31,563
125	First Potomac Realty Trust	3,639
835	General Growth Properties, Inc. (a)	43,612
3,650	Global Signal Inc. (a)	192,245
500	Gramercy Capital Corp.	15,445
425	Health Care REIT, Inc. (a)	18,284
850	Hersha Hospitality Trust, Class A	9,639
2,250	Host Hotels & Resorts, Inc.	55,237
350	iStar Financial Inc.	16,737
1,550	JER Investors Trust Inc. (a)	32,038
1,050	Kimco Realty Corporation (a)	47,197
900	Kite Realty Group Trust	16,758
875	KKR Financial Corp.	23,441
4,875	LaSalle Hotel Properties	223,519
1,275	Medical Properties Trust, Inc.	19,508
475	Mid-America Apartment Communities, Inc.	27,189
4,700	Newcastle Investment Corp. (a)	147,204
2,400	NorthStar Realty Finance Corp.	39,768
8,580	ProLogis	521,407
200	PS Business Parks, Inc.	14,142
600	Public Storage, Inc.	58,500
625	RAIT Financial Trust	21,550
1,025	Reckson Associates Realty Corp.	46,740
225	Regency Centers Corporation	17,588
800	Republic Property Trust (a)	9,232
1,014	Simon Property Group, Inc.	102,708
200	SL Green Realty Corp.	26,556
350	Sovran Self Storage, Inc.	20,048
300	Sunstone Hotel Investors, Inc. (a)	8,019
800	U-Store-It Trust	16,440
850	Ventas, Inc.	35,972
450	Vornado Realty Trust	54,675

		2,774,667

Real Estate Management & Development — 0.4%
15,000	CB Richard Ellis Group, Inc. †	498,000

See Notes to Financial Statements.

6

Shares		Value

Financials (Continued)
Thrifts & Mortgage Finance — 1.0%
18,100	PMI Group, Inc. (The)	$853,777
10,155	Washington Mutual, Inc.	461,951

		1,315,728

Total Financials		21,609,149

Health Care — 8.3%
Biotechnology — 1.2%
6,700	Amgen Inc. †	457,677
625	Biogen Idec Inc. †	30,744
550	Celgene Corporation †	31,641
6,475	Genentech, Inc. †	525,317
250	Genzyme Corporation †	15,395
6,175	Gilead Sciences, Inc. †	400,943
1,700	Vertex Pharmaceuticals Incorporated †,(a)	63,614

		1,525,331

Health Care Equipment & Supplies — 0.7%
425	Alcon, Inc.	47,502
1,550	Baxter International, Inc.	71,904
4,050	Hologic, Inc. †	191,484
7,200	LifeCell Corporation †,(a)	173,808
5,225	Medtronic, Inc.	279,590
925	Respironics, Inc. †	34,919
1,275	St. Jude Medical, Inc. †	46,614
1,675	Stryker Corporation (a)	92,309
775	Varian Medical Systems, Inc. †	36,867

		974,997

Health Care Providers & Services — 3.0%
2,050	Aetna, Inc.	88,519
775	Cardinal Health, Inc.	49,933
5,815	Caremark Rx, Inc.	332,095
225	CIGNA Corporation	29,603
4,375	Coventry Health Care, Inc. †	218,969
500	DaVita Inc. †	28,440
4,450	Express Scripts, Inc. †	318,620
7,800	HealthExtras, Inc. †	187,980
3,600	Humana, Inc. †	199,116
3,100	Laboratory Corporation of America Holdings †,(a)	227,757

See Notes to Financial Statements.

7

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services (Continued)
1,500	LCA-Vision, Inc. (a)	$51,540
675	McKesson Corporation	34,223
500	Medco Health Solutions, Inc. †	26,720
9,450	Psychiatric Solutions, Inc. †,(a)	354,564
7,173	UnitedHealth Group, Inc.	385,405
8,075	VCA Antech, Inc. †	259,934
5,950	WellCare Health Plans Inc. †,(a)	409,955
10,247	WellPoint, Inc. †	806,336

		4,009,709

Life Sciences Tools & Services — 0.2%
1,650	Nektar Therapeutics †,(a)	25,096
1,700	QIAGEN N.V. †,(a)	25,721
825	Techne Corporation †	45,746
4,175	Thermo Fisher Scientific Inc. †	189,086

		285,649

Pharmaceuticals — 3.2%
6,875	Abbott Laboratories	334,881
575	Allergan, Inc.	68,851
1,875	Bristol-Myers Squibb Company	49,350
2,150	Eli Lilly and Company	112,015
25,035	Johnson & Johnson	1,652,811
3,075	Merck & Co. Inc.	134,070
6,675	Novartis AG, ADR	383,412
39,470	Pfizer, Inc.	1,022,273
3,650	Schering-Plough Corporation	86,286
9,210	Wyeth	468,973

		4,312,922

Total Health Care		11,108,608

Industrials — 7.5%
Aerospace & Defense — 2.1%
3,000	Boeing Company (The)	266,520
12,150	Ceradyne, Inc. †,(a)	686,475
1,250	L-3 Communications Holdings, Inc.	102,225

See Notes to Financial Statements.

8

Shares		Value

Industrials (Continued)
Aerospace & Defense (Continued)
6,350	Precision Castparts Corp.	$497,078
19,090	United Technologies Corporation	1,193,507

		2,745,805

Commercial Services & Supplies — 0.3%
570	ARAMARK Corporation, Class B	19,066
8,250	Mobile Mini, Inc. †,(a)	222,255
2,800	Stericycle, Inc. †,(a)	211,400

		452,721

Construction & Engineering — 0.2%
4,050	EMCOR Group, Inc. †	230,242
1,150	Jacobs Engineering Group Inc. †	93,771

		324,013

Electrical Equipment — 0.4%
13,000	ABB Ltd., ADR	233,740
8,150	General Cable Corporation †	356,236

		589,976

Industrial Conglomerates — 1.4%
2,700	3M Company	210,411
36,815	General Electric Company	1,369,886
4,925	McDermott International, Inc. †	250,486

		1,830,783

Machinery — 2.3%
11,650	Danaher Corporation (a)	843,926
4,300	Eaton Corporation	323,102
11,550	Gardner Denver Inc. †	430,930
2,850	Graco Inc.	112,917
4,875	Joy Global, Inc.	235,658
3,000	Manitowoc Company, Inc. (The)	178,290
4,300	Oshkosh Truck Corporation	208,206
4,830	PACCAR Inc. (a)	313,467
7,300	Terex Corporation †	471,434

		3,117,930

Marine — 0.2%
3,150	American Commercial Lines Inc. †,(a)	206,357

See Notes to Financial Statements.

9

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Road & Rail — 0.2%
3,250	Landstar System, Inc.	$124,085
4,550	Old Dominion Freight Line, Inc. †,(a)	109,519

		233,604

Trading Companies & Distributors — 0.4%
7,300	Rush Enterprises, Inc., Class A †,(a)	123,516
6,600	WESCO International, Inc. †	388,146

		511,662

Total Industrials		10,012,851

Information Technology — 8.8%
Communications Equipment — 1.3%
21,400	Cisco Systems, Inc. †	584,862
16,440	CommScope, Inc. †	501,091
3,800	Harris Corporation	174,268
11,150	Motorola, Inc.	229,244
7,250	QUALCOMM Incorporated	273,978

		1,763,443

Computers & Peripherals — 1.2%
6,000	Apple Computer, Inc. †	509,040
9,100	Hewlett-Packard Company	374,829
4,790	International Business Machines Corporation	465,349
7,200	Logitech International S.A., ADR †	205,848

		1,555,066

Electronic Equipment & Instruments — 0.4%
5,310	Amphenol Corporation, Class A	329,645
3,000	Anixter International Inc. †	162,900

		492,545

Information Technology Services — 1.6%
13,350	Accenture Ltd., Class A	493,015
6,000	Alliance Data Systems Corporation †	374,820
8,700	Cognizant Technology Solutions Corporation, Class A †	671,292
8,700	Satyam Computer Services Ltd., ADR	208,887

See Notes to Financial Statements.

10

Shares		Value

Information Technology (Continued)
Information Technology Services (Continued)
6,800	SRA International, Inc. †,(a)	$181,832
6,000	Wright Express Corporation †,(a)	187,020

		2,116,866

Internet Software & Services — 1.2%
8,750	Akamai Technologies, Inc. †,(a)	464,800
5,450	aQuantive, Inc. †	134,397
4,150	DealerTrack Holdings, Inc. †	122,093
1,200	Google Inc., Class A †	552,576
9,450	j2 Global Communications, Inc. †,(a)	257,512
5,700	TOM Online, Inc., ADR †,(a)	88,236

		1,619,614

Semiconductors & Semiconductor Equipment — 2.1%
10,999	Diodes Incorporated †,(a)	390,245
5,650	FormFactor, Inc. †	210,463
14,250	Integrated Device Technology, Inc. †	220,590
22,810	Intel Corporation	461,902
2,600	Lam Research Corporation †	131,612
11,000	MEMC Electronic Materials, Inc. †	430,540
11,950	NVIDIA Corporation †	442,269
41,481	Taiwan Semiconductor Manufacturing Company Limited, ADR (a)	453,387
4,850	Veeco Instruments Inc. †,(a)	90,841

		2,831,849

Software — 1.0%
28,190	Microsoft Corporation	841,753
2,000	NAVTEQ Corporation †,(a)	69,940
19,000	Oracle Corporation †	325,660
1,300	SAP AG, ADR	69,030

		1,306,383

Total Information Technology		11,685,766

Materials — 1.8%
Chemicals — 1.3%
4,500	Airgas, Inc.	182,340
4,455	BASF AG, ADR	433,070
5,590	PPG Industries, Inc.	358,934
6,335	Praxair, Inc.	375,856

See Notes to Financial Statements.

11

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Chemicals (Continued)
5,420	Scotts Miracle-Gro Company (The)	$279,943
3,350	Syngenta AG, ADR	124,419

		1,754,562

Metals & Mining — 0.5%
2,200	Allegheny Technologies, Inc.	199,496
2,750	Carpenter Technology Corporation	281,930
6,700	Companhia Vale do Rio Doce, ADR	199,258

		680,684

Total Materials		2,435,246

Telecommunication Services — 2.0%
Diversified Telecommunication Services — 1.1%
13,470	AT&T Inc. (a)	481,552
18,745	BellSouth Corporation	883,077
5,903	Windstream Corporation	83,941

		1,448,570

Wireless Telecommunication Services — 0.9%
5,310	ALLTEL Corporation	321,149
9,600	America Movil SA de CV, ADR, Series L	434,112
2,850	NII Holdings, Inc. †,(a)	183,654
3,600	Vimpel Communications, Inc., ADR †	284,220

		1,223,135

Total Telecommunication Services		2,671,705

Utilities — 2.0%
Electric Utilities — 1.2%
5,520	American Electric Power Company, Inc.	235,041
3,270	Edison International	148,720
1,200	Entergy Corporation	110,784
4,745	Exelon Corporation	293,668
4,940	FirstEnergy Corp.	297,882
3,600	FPL Group, Inc. (a)	195,912
4,400	ITC Holdings Corp. (a)	175,560
4,230	Southern Company (The) (a)	155,918

		1,613,485

See Notes to Financial Statements.

12

Shares		Value

Utilities (Continued)
Gas Utilities — 0.3%
9,920	Equitable Resources, Inc.	$414,160
1,000	New Jersey Resources Corporation (a)	48,580

		462,740

Multi-Utilities — 0.5%
2,660	Dominion Resources, Inc. (a)	223,015
7,630	Duke Energy Corporation	253,392
2,880	Wisconsin Energy Corporation	136,685

		613,092

Total Utilities		2,689,317

TOTAL COMMON STOCKS
(Cost $65,420,489)		86,135,810

INVESTMENT COMPANY SECURITIES — 0.7%
Financials — 0.1%
Capital Markets — 0.1%
4,300	American Capital Strategies, Ltd.	198,918

Multi-Industry — 0.1%
Multi-Industry — 0.1%
600	iShares S&P SmallCap 600 Index Fund	39,594
550	Midcap SPDR Trust, Series 1 (a)	80,630

		120,224

Other — 0.5%
615,221	Institutional Money Market Fund — Comerica Class Y Shares (b)	615,221

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $894,351)		934,363

WARRANT — 0.0% #
(Cost $788)
Communication Equipment — 0.0% #
536	Lucent Technologies, Incorporated, expires 12/10/2007, (exercise price: $2.75) †	166

See Notes to Financial Statements.

13

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES — 2.4%
Auto Loan — 0.8%
$240,289	DaimlerChrysler Auto Trust, Series 2005-A, Class A3, 3.490% due 12/08/2008	$238,990
450,000	USAA Auto Owner Trust, Series 2006-4, Class A3, 5.010% due 06/15/2011	449,026
398,667	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	393,844

		1,081,860

Credit Card — 0.7%
850,000	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1, 2.550% due 01/20/2009	848,807

Equipment — 0.7%
900,000	John Deere Owner Trust, Series 2004-A, Class A4, 3.020% due 03/15/2011	886,573

Utilities — 0.2%
61,417	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	61,453
240,860	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	242,010

		303,463

TOTAL ASSET-BACKED SECURITIES
(Cost $3,118,538)		3,120,703

CORPORATE BONDS AND NOTES — 14.6%
Financials — 7.1%
700,000	Aegon Funding Corp., 5.750% due 12/15/2020	707,515
140,000	Allstate Life Global FD, MTN, 4.250% due 02/26/2010 (a)	135,809
500,000	Block Financial Corporation, 8.500% due 04/15/2007	503,832
500,000	CIT Group Inc., 5.400% due 03/07/2013	496,227
150,000	First Union National, 7.800% due 08/18/2010	161,348

See Notes to Financial Statements.

14

Principal
Amount		Value

Financials (Continued)
$500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	$529,977
435,000	Goldman Sachs Group, Inc., 5.700% due 09/01/2012	443,020
700,000	HSBC Finance Corporation, 5.500% due 01/19/2016	703,304
440,000	ING USA Global Funding Trust, 4.500% due 10/01/2010	429,030
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	382,904
500,000	Keycorp, MTN, 5.574% due 07/23/2007 (c)	500,609
510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	533,786
900,000	Landwirtschaftliche Rentenbank, 5.000% due 11/08/2016	892,493
137,500	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	148,563
450,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	438,360
250,000	SLM Corporation, MTN, 5.537% due 07/26/2010 (c)	250,056
300,000	Sovereign Bank, 4.375% due 08/01/2013 (becomes variable August 2008)	295,107
600,000	TIAA Global Markets, Inc. 144A, 3.875% due 01/22/2008 (d),(e),(f)	590,033
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	365,362
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	215,718
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	788,997

		9,512,050

Industrials — 6.9%
300,000	American Standard, Inc., 7.375% due 02/01/2008 (a)	304,985
650,000	BHP Billiton Finance, YNK, 4.800% due 04/15/2013	629,170

See Notes to Financial Statements.

15

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials (Continued)
$440,000	Centex Corp., 5.800% due 09/15/2009 (a)	$443,052
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	433,045
450,000	DaimlerChrysler Holding Corporation, 5.600% due 03/07/2007 (c)	450,071
550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	532,660
400,000	Devon Financing Corp. ULC, 6.875% due 09/30/2011	422,967
550,000	Diageo Capital PLC, YNK, 3.500% due 11/19/2007	541,588
175,000	Fortune Brands, Inc., 5.375% due 01/15/2016	165,937
685,000	Home Depot Inc., 5.400% due 03/01/2016	669,962
365,000	Marathon Oil Corporation, 6.850% due 03/01/2008	370,561
815,000	Merck & Co., Inc., 4.750% due 03/01/2015 (a)	776,301
871,641	Procter & Gamble — ESOP, 9.360% due 01/01/2021	1,091,704
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008 (a)	651,908
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	451,445
510,000	Union Texas Petroleum Holdings, Inc., MAPS, 7.000% due 04/15/2008 (becomes variable April 2008)	520,557
700,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	716,701

		9,172,614

See Notes to Financial Statements.

16

Principal
Amount		Value

Utilities — 0.6%
$450,000	Pepco Holdings, Inc., 6.450% due 08/15/2012	$466,547
350,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	341,508

		808,055

TOTAL CORPORATE BONDS AND NOTES
(Cost $19,629,698)		19,492,719

MORTGAGE-BACKED SECURITIES — 5.8%
Collateralized Mortgage Obligations (CMO) — Agency — 1.9%
	FHLMC:
56,721	Series 1737, Class H, 6.000% due 01/15/2023	56,632
450,000	Series 2866, Class WN, 4.500% due 01/15/2024	445,168
800,000	Series 2700, Class PG, 4.500% due 05/15/2032	754,986
900,000	Series 3029, Class PD, 5.000% due 11/15/2030	876,226
	GNMA:
355,012	Series 2002-9, Class B, 5.881% due 03/16/2024	355,810

		2,488,822

Collateralized Mortgage Obligations (CMO) — Non Agency — 1.3%
1,000,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A2, 4.750% due 10/25/2035 (c)	977,580
800,000	Bear Stearns Alt-A Trust, Series 2006-R1, Class 1E30, 5.991% due 08/25/2036 (c),(g)	805,219

		1,782,799

Commercial Mortgage-Backed Securities — 1.4%
1,000,000	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	1,046,360

See Notes to Financial Statements.

17

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage-Backed Securities (Continued)
	Wachovia Bank Commercial Mortgage Trust:
$450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041	$434,487
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042	342,222

		1,823,069

Mortgage Pass-Through Securities — 1.2%
	FHLMC:
1,591	Pool E62394, 7.500% due 09/01/2010	1,591
	FNMA:
297,664	Pool 386314, 3.790% due 07/01/2013	276,460
324,189	Pool 780620, 5.500% due 05/01/2034	320,885
843,626	Pool 872709, 5.500% due 06/01/2036	833,695
121,906	Pool 323406, 5.953% due 11/01/2008	122,526
11,386	Pool 303105, 11.000% due 11/01/2020	12,571
42,607	Pool 100081, 11.500% due 08/20/2016	46,832
	GNMA:
8,648	Pool 780584, 7.000% due 06/15/2027	8,942

		1,623,502

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $7,783,589)		7,718,192

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Government Agency Debentures — 0.5%
400,000	Financing Corporation, 10.700% due 10/06/2017	584,595

See Notes to Financial Statements.

18

Principal
Amount		Value

Government Sponsored Enterprises (GSE) — 4.7%
	FHLB:
$490,000	5.125% due 08/14/2013	$494,043
	FHLMC:
435,000	4.000% due 08/17/2007	431,667
50,000	4.875% due 11/15/2013	49,695
1,000,000	5.500% due 11/22/2010	994,920
1,100,000	5.625% due 03/15/2011	1,128,263
750,000	6.250% due 03/05/2012	751,120
100,000	6.625% due 09/15/2009	104,150
	FNMA:
455,000	3.875% due 02/15/2010	441,009
1,000,000	4.250% due 07/15/2007	994,710
20,000	4.375% due 03/15/2013	19,360
665,000	5.500% due 03/15/2011	679,072
205,000	6.125% due 03/15/2012	215,851

		6,303,860

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,948,006)		6,888,455

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds — 0.9%
375,000	6.250% due 05/15/2030 (a)	446,719
670,000	7.500% due 11/15/2016 (a)	814,154

		1,260,873

U.S. Treasury Notes — 4.3%
140,000	2.625% due 03/15/2009	133,793
125,000	3.000% due 02/15/2009 (a)	120,508
350,000	3.125% due 10/15/2008 (a)	339,897
425,000	3.250% due 08/15/2008 (a)	414,508
1,499,724	3.625% due 01/15/2008 TIPS	1,515,717
200,000	3.625% due 06/30/2007 (a)	198,656
320,000	4.000% due 04/15/2010 (a)	313,125
550,000	4.250% due 08/15/2013 (a)	536,207
250,000	4.250% due 08/15/2015 (a)	241,914
425,000	4.250% due 11/15/2013 (a)	413,777

See Notes to Financial Statements.

19

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes (Continued)
$460,000	4.625% due 10/31/2011 (a)	$458,329
1,000,000	4.750% due 05/15/2014 (a)	1,002,578

		5,689,009

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,035,380)		6,949,882

REPURCHASE AGREEMENT — 0.7%
(Cost $981,000)
981,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $981,529 on 01/02/2007, collateralized by $1,025,000 FHLMC, 5.000% maturing 12/14/2018 (value $1,003,219)	981,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 14.3%
(Cost $19,107,109)
19,107,109	State Street Navigator Securities Trust — Prime Portfolio (h)	19,107,109

TOTAL INVESTMENTS
(Cost $130,918,948)	113.5%	151,328,399
OTHER ASSETS AND LIABILITIES (Net)	(13.5)	(17,995,164)

NET ASSETS	100.0%	$133,333,235

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	Security, or a portion thereof, is on loan.

(b)	Affiliated company security (see Notes to Financial Statements, Note 3).

(c)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2006.

(d)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified

See Notes to Financial Statements.

20

institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(f)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(g)	Fair valued security as of December 31, 2006 (see Notes to Financial Statements, Note 2). At December 31, 2006, this security represents $805,219, 0.6% of net assets.

(h)	At December 31, 2006, the market value of the securities on loan is $18,579,215.

ABBREVIATIONS:

ADR    — American Depositary Receipt
FHLB  — Federal Home Loan Bank
FHLMC  — Federal Home Loan Mortgage Corporation
FNMA  — Federal National Mortgage Association
GNMA  — Government National Mortgage Association
MAPS  — Mandatory Putable Remarketable Security
MTN   — Medium Term Note
SPDR  — Standard & Poor’s Depositary Receipt
TIPS   — Treasury Inflation-Protected Security
YNK   — Yankee Security

See Notes to Financial Statements.

21

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

At December 31, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	58.1%	$77,509,036
Bermuda	1.2	1,581,891
Canada	1.0	1,333,191
Switzerland	0.8	1,097,482
Mexico	0.6	826,927
Germany	0.4	502,100
Taiwan	0.3	453,387
Cayman Islands	0.3	431,720
Luxembourg	0.3	431,548
France	0.3	428,643
India	0.3	386,265
United Kingdom	0.3	361,785
Russian Federation	0.2	284,220
Netherlands	0.2	220,121
Brazil	0.2	199,258
China	0.1	88,236

TOTAL COMMON STOCKS	64.6	86,135,810
INVESTMENT COMPANY SECURITIES	0.7	934,363
WARRANT	0.0 #	166
ASSET-BACKED SECURITIES	2.4	3,120,703
CORPORATE BONDS AND NOTES:
United States	13.3	17,740,353
Australia	0.5	629,170
United Kingdom	0.4	541,588
Supranational	0.3	433,045
Cayman Islands	0.1	148,563

TOTAL CORPORATE BONDS AND NOTES	14.6	19,492,719
MORTGAGE-BACKED SECURITIES	5.8	7,718,192
U.S. GOVERNMENT AGENCY OBLIGATIONS	5.2	6,888,455
U.S. TREASURY OBLIGATIONS	5.2	6,949,882
REPURCHASE AGREEMENT	0.7	981,000
COLLATERAL FOR SECURITIES ON LOAN	14.3	19,107,109

TOTAL INVESTMENTS	113.5	151,328,399
OTHER ASSETS AND LIABILITIES (Net)	(13.5)	(17,995,164)

NET ASSETS	100.0%	$133,333,235

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

22

[This Page Intentionally Left Blank]

23

Munder Asset Allocation Fund — Balanced

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investment, at value
(see accompanying schedule)
Securities of unaffiliated companies* (cost — $129,322,727)	$149,732,178
Securities of affiliated company (cost — $615,221)	615,221
Repurchase agreement (cost — $981,000)	981,000

Total Investments	151,328,399
Cash	402
Interest receivable	546,239
Dividends receivable	92,646
Receivable for investment securities sold	1,681,686
Receivable for Fund shares sold	84,930
Prepaid expenses and other assets	55,010

Total Assets	153,789,312

LIABILITIES:
Payable for Fund shares redeemed	129,330
Payable for investment securities purchased	952,929
Payable upon return of securities loaned	19,107,109
Transfer agency/record keeping fees payable	81,263
Trustees’ fees and expenses payable	46,886
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	43,407
Administration fees payable	17,539
Custody fees payable	9,004
Investment advisory fees payable	7,341
Shareholder servicing fees payable — Class K Shares	149
Accrued expenses and other payables	61,120

Total Liabilities	20,456,077

NET ASSETS	$133,333,235

Investments, at cost	$130,918,948

*	Including $18,579,215 of securities loaned.

See Notes to Financial Statements.

24

NET ASSETS consist of:
Undistributed net investment income	$33,929
Accumulated net realized gain on investments sold	948,608
Net unrealized appreciation of investments	20,409,446
Paid-in capital	111,941,252

$133,333,235

NET ASSETS:
Class A Shares	$50,951,333

Class B Shares	$16,640,349

Class C Shares	$17,659,583

Class K Shares	$12,281,766

Class R Shares	$2,577

Class Y Shares	$35,797,627

SHARES OUTSTANDING:
Class A Shares	4,003,989

Class B Shares	1,321,186

Class C Shares	1,396,010

Class K Shares	970,519

Class R Shares	202

Class Y Shares	2,828,155

CLASS A SHARES:
Net asset value and redemption price per share	$12.73

Maximum sales charge	5.50%
Maximum offering price per share	$13.47

CLASS B SHARES:
Net asset value and offering price per share*	$12.60

CLASS C SHARES:
Net asset value and offering price per share*	$12.65

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$12.65

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$12.73

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.66

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

25

Munder Asset Allocation Fund — Balanced

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$1,089,808
Dividends on securities of unaffiliated companies(a)	656,835
Dividends on securities of affiliated company	10,373
Securities lending	16,014

Total Investment Income	1,773,030

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	63,512
Class B Shares	90,450
Class C Shares	88,456
Class R Shares	6
Shareholder servicing fees:
Class K Shares	14,818
Investment advisory fees	434,961
Transfer agency/record keeping fees	143,421
Administration fees	102,290
Custody fees	58,878
Registration and filing fees	33,584
Legal and audit fees	24,365
Trustees’ fees and expenses	21,213
Other	57,306

Total Expenses	1,133,260

NET INVESTMENT INCOME	639,770

NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain from:
Security transactions	2,906,910
Foreign currency-related transactions	251
Net change in unrealized appreciation/(depreciation) of:
Securities	5,749,623
Foreign currency-related transactions	(9)

Net realized and unrealized gain on investments	8,656,775

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,296,545

(a)	Net of foreign withholding taxes of $2,396.

See Notes to Financial Statements.

26

Munder Asset Allocation Fund — Balanced

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment income	$639,770	$1,243,590
Net realized gain from security and foreign currency-related transactions	2,907,161	12,370,877
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	5,749,614	(4,559,369)

Net increase in net assets resulting from operations	9,296,545	9,055,098
Dividends to shareholders from net investment income:
Class A Shares	(250,538)	(532,313)
Class B Shares	(20,242)	(119,424)
Class C Shares	(19,823)	(81,743)
Class K Shares	(59,619)	(138,268)
Class R Shares	(9)	(22)
Class Y Shares	(225,986)	(464,090)
Distributions to shareholders from net realized gains:
Class A Shares	(1,130,901)	—
Class B Shares	(395,421)	—
Class C Shares	(395,188)	—
Class K Shares	(268,872)	—
Class R Shares	(56)	—
Class Y Shares	(808,241)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(384,603)	4,941,317
Class B Shares	(4,998,436)	(16,472,064)
Class C Shares	(765,914)	(1,837,741)
Class K Shares	427,029	(466,069)
Class R Shares	65	22
Class Y Shares	648,254	4,187,021
Short-term trading fees	12,313	2,389

Net increase/(decrease) in net assets	660,357	(1,925,887)
NET ASSETS:
Beginning of period	132,672,878	134,598,765

End of period	$133,333,235	$132,672,878

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$33,929	$(29,624)

See Notes to Financial Statements.

27

Munder Asset Allocation Fund — Balanced

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold*	$6,975,107	$24,961,346
Issued as reinvestment of dividends and distributions	984,968	374,232
Redeemed	(8,344,678)	(20,394,261)

Net increase/(decrease)	$(384,603)	$4,941,317

Class B Shares:
Sold	$694,718	$2,086,944
Issued as reinvestment of dividends and distributions	317,161	86,263
Redeemed*	(6,010,315)	(18,645,271)

Net decrease	$(4,998,436)	$(16,472,064)

Class C Shares:
Sold	$863,535	$2,525,208
Issued as reinvestment of dividends and distributions	264,856	51,581
Redeemed	(1,894,305)	(4,414,530)

Net decrease	$(765,914)	$(1,837,741)

Class K Shares:
Sold	$1,326,548	$1,636,799
Issued as reinvestment of dividends and distributions	327,465	137,841
Redeemed	(1,226,984)	(2,240,709)

Net increase/(decrease)	$427,029	$(466,069)

Class R Shares:
Issued as reinvestment of dividends and distributions	$65	$22

Net increase	$65	$22

Class Y Shares:
Sold	$3,210,897	$7,902,515
Issued as reinvestment of dividends and distributions	1,033,292	391,554
Redeemed	(3,595,935)	(4,107,048)

Net increase	$648,254	$4,187,021

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

28

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold*	566,574	2,070,242
Issued as reinvestment of dividends and distributions	78,903	31,202
Redeemed	(673,807)	(1,699,924)

Net increase/(decrease)	(28,330)	401,520

Class B Shares:
Sold	56,822	177,197
Issued as reinvestment of dividends and distributions	25,699	7,289
Redeemed*	(493,614)	(1,562,902)

Net decrease	(411,093)	(1,378,416)

Class C Shares:
Sold	70,381	210,887
Issued as reinvestment of dividends and distributions	21,355	4,336
Redeemed	(153,811)	(368,102)

Net decrease	(62,075)	(152,879)

Class K Shares:
Sold	108,273	136,338
Issued as reinvestment of dividends and distributions	26,377	11,560
Redeemed	(99,559)	(186,226)

Net increase/(decrease)	35,091	(38,328)

Class R Shares:
Issued as reinvestment of dividends and distributions	5	2

Net increase	5	2

Class Y Shares:
Sold	259,151	660,838
Issued as reinvestment of dividends and distributions	83,149	32,748
Redeemed	(286,723)	(341,823)

Net increase	55,577	351,763

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

29

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$12.19		$11.51	$10.64	$9.38	$9.22	$10.25

Income/(loss) from investment operations:
Net investment income	0.07		0.14	0.11	0.08	0.09	0.16
Net realized and unrealized gain/(loss) on investments	0.81		0.68	0.87	1.25	0.17	(1.04)

Total from investment operations	0.88		0.82	0.98	1.33	0.26	(0.88)

Less distributions:
Dividends from net investment income	(0.06)		(0.14)	(0.11)	(0.07)	(0.10)	(0.15)
Distributions from net realized gains	(0.28)		—	—	—	—	—

Total distributions	(0.34)		(0.14)	(0.11)	(0.07)	(0.10)	(0.15)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$12.73		$12.19	$11.51	$10.64	$9.38	$9.22

Total return(b)	7.33%		7.18%	9.24%	14.16%	2.86%	(8.60)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$50,951		$49,144	$41,806	$36,742	$26,766	$26,336
Ratio of operating expenses to average net assets	1.58	%(e)	1.51%	1.47%	1.54%	1.57%	1.37%
Ratio of net investment income to average net assets	1.10	%(e)	1.14%	1.03%	0.76%	1.07%	1.59%
Portfolio turnover rate	24%		55%	75%	65%	61%	79%
Ratio of operating expenses to average net assets without expense waivers	1.58	%(e)	1.51%	1.47%	1.55%	1.58%	1.37%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on April 30, 1993 and June 21, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

30

B Shares

Period Ended		Year	Year	Year		Year	Year
12/31/06		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)

$12.07		$11.40	$10.53	$9.30		$9.15	$10.16

0.01		0.04	0.03	0.00	(d)	0.03	0.08
0.81		0.68	0.87	1.23		0.15	(1.01)

0.82		0.72	0.90	1.23		0.18	(0.93)

(0.01)		(0.05)	(0.03)	(0.00	)(d)	(0.03)	(0.08)
(0.28)		—	—	—		—	—

(0.29)		(0.05)	(0.03)	(0.00	)(d)	(0.03)	(0.08)

0.00	(d)	0.00 (d)	0.00 (d)	—		—	—

$12.60		$12.07	$11.40	$10.53		$9.30	$9.15

6.91%		6.36%	8.53%	13.26%		2.00%	(9.16)%

$16,640		$20,901	$35,462	$42,565		$39,406	$48,006
2.31	%(e)	2.26%	2.22%	2.29%		2.32%	2.12%
0.36	%(e)	0.36%	0.27%	0.01%		0.32%	0.84%
24%		55%	75%	65%		61%	79%
2.31	%(e)	2.26%	2.22%	2.30%		2.33%	2.12%

See Notes to Financial Statements.

31

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year		Year	Year
	12/31/06		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$12.12		$11.45	$10.58	$9.34		$9.19	$10.20

Income/(loss) from investment operations:
Net investment income	0.02		0.05	0.03	0.00	(d)	0.03	0.08
Net realized and unrealized gain/(loss) on investments	0.80		0.67	0.87	1.24		0.15	(1.01)

Total from investment operations	0.82		0.72	0.90	1.24		0.18	(0.93)

Less distributions:
Dividends from net investment income	(0.01)		(0.05)	(0.03)	(0.00	)(d)	(0.03)	(0.08)
Distributions from net realized gains	(0.28)		—	—	—		—	—

Total distributions	(0.29)		(0.05)	(0.03)	(0.00	(d))	(0.03)	(0.08)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—		—	—

Net asset value, end of period	$12.65		$12.12	$11.45	$10.58		$9.34	$9.19

Total return(b)	6.88%		6.34%	8.49%	13.31%		1.99%	(9.12)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$17,660		$17,667	$18,443	$17,580		$15,445	$20,041
Ratio of operating expenses to average net assets	2.31	%(e)	2.26%	2.22%	2.29%		2.32%	2.12%
Ratio of net investment income to average net assets	0.34	%(e)	0.38%	0.28%	0.01%		0.32%	0.84%
Portfolio turnover rate	24%		55%	75%	65%		61%	79%
Ratio of operating expenses to average net assets without expense waivers	2.31	%(e)	2.26%	2.22%	2.30%		2.33%	2.12%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 24, 1996 and April 16, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

32

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/06		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$12.12		$11.45	$10.58	$9.33	$9.17	$10.19

0.07		0.14	0.11	0.08	0.09	0.16
0.80		0.67	0.87	1.24	0.17	(1.03)

0.87		0.81	0.98	1.32	0.26	(0.87)

(0.06)		(0.14)	(0.11)	(0.07)	(0.10)	(0.15)
(0.28)		—	—	—	—	—

(0.34)		(0.14)	(0.11)	(0.07)	(0.10)	(0.15)

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

$12.65		$12.12	$11.45	$10.58	$9.33	$9.17

7.38%		7.13%	9.29%	14.13%	2.76%	(8.45)%

$12,282		$11,340	$11,153	$11,769	$11,571	$11,876
1.55	%(e)	1.51%	1.47%	1.54%	1.57%	1.37%
1.08	%(e)	1.13%	1.02%	0.76%	1.07%	1.59%
24%		55%	75%	65%	61%	79%
1.55	%(e)	1.51%	1.47%	1.55%	1.58%	1.37%

See Notes to Financial Statements.

33

Munder Asset Allocation Fund — Balanced(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Period Ended		Year	Period
	12/31/06		Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)

Net asset value, beginning of period	$12.19		$11.52	$10.32

Income/(loss) from investment operations:
Net investment income	0.06		0.11	0.08
Net realized and unrealized gain/(loss) on investments	0.81		0.67	1.21

Total from investment operations	0.87		0.78	1.29

Less distributions:
Dividends from net investment income	(0.05)		(0.11)	(0.09)
Distributions from net realized gains	(0.28)		—	—

Total distributions	(0.33)		(0.11)	(0.09)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00	(d)

Net asset value, end of period	$12.73		$12.19	$11.52

Total return(b)	7.20%		6.92%	12.40%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3		$2	$2
Ratio of operating expenses to average net assets	1.77	%(e)	1.74%	1.72	%(e)
Ratio of net investment income to average net assets	0.88	%(e)	0.98%	0.81	%(e)
Portfolio turnover rate	24%		55%	75%
Ratio of operating expenses to average net assets without expense waivers	1.77	%(e)	1.74%	1.72	%(e)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and April 13, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

34

Y Shares

Period Ended		Year	Year	Year	Year	Year
12/31/06		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$12.13		$11.46	$10.58	$9.33	$9.18	$10.20

0.08		0.17	0.14	0.10	0.11	0.18
0.81		0.67	0.88	1.24	0.16	(1.02)

0.89		0.84	1.02	1.34	0.27	(0.84)

(0.08)		(0.17)	(0.14)	(0.09)	(0.12)	(0.18)
(0.28)		—	—	—	—	—

(0.36)		(0.17)	(0.14)	(0.09)	(0.12)	(0.18)

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

$12.66		$12.13	$11.46	$10.58	$9.33	$9.18

7.43%		7.40%	9.66%	14.41%	3.02%	(8.31)%

$35,798		$33,618	$27,733	$20,230	$13,238	$9,634
1.30	%(e)	1.26%	1.22%	1.29%	1.32%	1.12%
1.33	%(e)	1.39%	1.29%	1.01%	1.32%	1.84%
24%		55%	75%	65%	61%	79%
1.30	%(e)	1.26%	1.22%	1.30%	1.33%	1.12%

See Notes to Financial Statements.

35

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36

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Asset Allocation Fund — Balanced (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide an attractive investment return through a combination of long-term growth of capital and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are

37

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment securities, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and

38

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the

39

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

40

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.65% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $102,290 before payment of sub-administration fees and $66,788 after payment of sub-administration fees for its administrative services to the Fund. During the

41

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

period ended December 31, 2006, the Fund paid an annual effective rate of 0.1532% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $400 in advisory fees before waivers and expense reimbursements ($15 after waivers and reimbursements) and $165 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For the period ended December 31, 2006, Comerica Bank was paid $329 for its administrative, record keeping and other related services provided to the Fund. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $3 from commissions on sales of Class A Shares for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of

42

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares. Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $171 to Comerica Securities and $14,820 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $28,280,907 and $34,342,839, respectively, for the period ended December 31, 2006. For the period ended December 31, 2006, cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $2,974,539 and $4,030,211, respectively.

43

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $21,624,083, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,214,632 and net appreciation for financial reporting purposes was $20,409,451. At December 31, 2006, aggregate cost for financial reporting purposes was $130,918,948.

6. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $696.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

44

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2006 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2006	$1,306,277	$29,583	$1,335,860

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Long Term
Capital	Unrealized
Gains	Appreciation	Total

$1,798,639	$13,901,316	$15,699,955

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate trust basis adjustments, premium amortization accruals and deferred trustees’ fees.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $10,536,378.

9. Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The Meeting was adjourned in order to permit shareholders further time to respond to the solicitation of proxies and was reconvened on November 20, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	4,862,801
Against	91,408
Abstain	449,217
Broker Non-Votes	—
TOTAL	5,403,426

45

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal by the two-thirds majority required and the results of the vote are as set forth below.

No. of Shares

For	2,887,369
Against	2,054,469
Abstain	461,588
Broker Non-Votes	—
TOTAL	5,403,426

10. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

46

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

11. Quarterly Portfolio Schedule
    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

47

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

12. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on November 20, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to

48

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business

49

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management,

50

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark blend of indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmark blend of indexes and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

51

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

52

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive

53

Munder Asset Allocation Fund — Balanced

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

54

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55

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBLNC1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Bond Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. The Fund also invests in Yankee securities (i.e., dollar-denominated securities of foreign issuers), which involve additional risks due to foreign economic and political conditions and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2006, which is further broken down by industry, where applicable, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Michael Krushena and Peter Root

    The Fund earned a 5.43% return for the six months ended December 31, 2006, compared to the 5.09% return for the Lehman Brothers Aggregate Bond Index and the 4.79% median return for the Lipper universe of corporate debt A-rated funds. Prior to August, the Fund’s benchmark was a blended benchmark made up of 50% Lehman Brothers Aggregate Bond Index and 50% Lehman Brothers Credit Index, which had a return of 5.50% for the six-month period.

    The Fund enjoyed a positive environment for bond investors during the six-month period ended December 31, 2006 and posted strong absolute performance for the period. In addition, the Fund performed well on a relative basis and outperformed its Lehman Brothers Aggregate Bond Index benchmark. Issue selection made the largest positive contribution to the Fund’s relative performance. In particular, the Fund’s relative returns were boosted from the receipt of proceeds from settlement of a class action claim against WorldCom, Inc. The Fund also benefited from its overweight in BBB- and AA-rated securities.

    Sector weightings had a slight negative impact on returns for the six-month period, with the negative impact of an underweight in mortgage-backed securities offsetting the positive impact of an underweight in U.S. Treasury obligations and an overweight in corporate bonds and notes. The maturity structure of the Fund was slightly bulleted and that also had a small but negative impact on relative returns.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Aggregate Bond Index is an unmanaged index designed to measure the U.S. investment-grade, fixed-rate bond market, which includes publicly issued, fixed-rate, non-convertible, dollar-denominated, taxable U.S. government, corporate, mortgage pass-through and asset-backed securities rated investment grade or higher. The Lehman Brothers Credit Index is an unmanaged index made up of publicly issued, fixed-rate, non-convertible, investment-grade U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of corporate debt A-rated funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,053.10	$6.73	1.30%
Class B	$1,000.00	$1,049.20	$10.59	2.05%
Class C	$1,000.00	$1,048.90	$10.54	2.04%
Class K	$1,000.00	$1,053.00	$6.73	1.30%
Class Y	$1,000.00	$1,054.30	$5.33	1.03%
Hypothetical
Class A	$1,000.00	$1,018.65	$6.61	1.30%
Class B	$1,000.00	$1,014.87	$10.41	2.05%
Class C	$1,000.00	$1,014.92	$10.36	2.04%
Class K	$1,000.00	$1,018.65	$6.61	1.30%
Class Y	$1,000.00	$1,020.01	$5.24	1.03%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Principal
Amount		Value

ASSET-BACKED SECURITIES — 4.5%
Auto Loan — 0.4%
$14,673	Harley-Davidson Motorcycle Trust, Series 2004-3, Class A1, 2.310% due 03/15/2009	$14,656
318,934	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	315,075

		329,731

Credit Card — 1.3%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 7.900% due 03/15/2011 (a),(c)	1,028,811
120,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	130,330

		1,159,141

Equipment Lease — 0.1%
99,878	CNH Equipment Trust, Series 2004-A, Class A3B, 2.940% due 10/15/2008	99,147

Home Equity Loans — 0.7%
255,526	FHLMC, Series T-7, Class A6, 7.030% due 08/25/2028	255,526
319,068	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.640% due 03/25/2033 (c)	319,370

		574,896

Time Share Receivables — 0.5%
467,629	Marriott Vacation Club Owner Trust, Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (d),(e),(f)	455,660

Utilities — 1.2%
1,000,000	AEP Texas Central Transition Funding, Series A-2, 4.980% due 07/01/2015	995,475

See Notes to Financial Statements.

1

Munder Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Other — 0.3%
$259,092	Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.949% due 09/01/2010 (c),(d),(e),(g),(h)	$259,092

TOTAL ASSET-BACKED SECURITIES
(Cost $3,866,542)		3,873,142

CORPORATE BONDS AND NOTES — 33.3%
Financials — 11.6%
1,000,000	Aegon Funding Corp., 5.750% due 12/15/2020	1,010,736
1,500,000	Bank of New York Company, Inc., 3.400% due 03/15/2013 (c)	1,466,439
	CIT Group Inc.:
500,000	5.400% due 03/07/2013	496,226
1,000,000	6.000% due 04/01/2036	985,978
500,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	481,526
500,000	International Lease Finance Corporation, 5.875% due 05/01/2013	510,539
1,055,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	1,104,205
830,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	886,112
1,036,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	1,009,203
700,000	Simon Property Group LP, 5.750% due 05/01/2012 (a)	707,176
820,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	786,171
525,000	Wells Fargo Bank, 4.750% due 02/09/2015	502,638

		9,946,949

Industrials — 18.3%
1,000,000	American Standard, Inc., 7.375% due 02/01/2008	1,016,616

See Notes to Financial Statements.

2

Principal
Amount		Value

Industrials (Continued)
$570,000	Becton Dickinson & Co., 6.700% due 08/01/2028	$625,209
	Centex Corp.:
750,000	5.800% due 09/15/2009 (a)	755,202
1,000,000	6.500% due 05/01/2016	1,023,024
1,000,000	Cintas Corporation, 6.150% due 08/15/2036	1,024,798
1,000,000	Coca-Cola Enterprises, Inc., 8.500% due 02/01/2022	1,268,570
500,000	Comcast Corporation, 6.450% due 03/15/2037	500,270
450,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	433,045
930,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	900,679
650,000	Devon Financing Corp., ULC, 7.875% due 09/30/2031	782,032
465,000	Ford Motor Credit Company, 5.800% due 01/12/2009	456,557
800,000	Fortune Brands, Inc., 5.375% due 01/15/2016	758,567
750,000	General Motors Acceptance Corp., 6.125% due 02/01/2007 (a)	750,979
1,500,000	Home Depot Inc., 5.400% due 03/01/2016	1,467,069
500,000	Hutchison Whampoa International Ltd., 144A, YNK, 7.450% due 11/24/2033 (d),(e),(f)	576,515
600,000	Lubrizol Corporation, 5.500% due 10/01/2014	584,921
660,000	Merck & Co., Inc., 4.750% due 03/01/2015	628,661
500,000	Packaging Corp. of America, 5.750% due 08/01/2013	483,482
700,000	Telecom Italia Capital SA, YNK, 7.200% due 07/18/2036 (a)	731,303
500,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	511,929

See Notes to Financial Statements.

3

Munder Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials (Continued)
$380,000	Verizon New England, Inc., 6.500% due 09/15/2011	$390,691

		15,670,119

Utilities — 3.4%
700,000	AEP Texas Central Company, Series E, 6.650% due 02/15/2033	739,022
600,000	AmerenEnergy Generating Company, Series F, 7.950% due 06/01/2032	710,391
700,000	Pacific Gas & Electric Company, 6.050% due 03/01/2034	706,003
730,000	Pepco Holdings, Inc., 6.450% due 08/15/2012	756,843

		2,912,259

TOTAL CORPORATE BONDS AND NOTES
(Cost $28,578,110)		28,529,327

MORTGAGE-BACKED SECURITIES — 39.9%
Collateralized Mortgage Obligations (CMO) — Agency — 22.0%
	FHLMC:
488,828	Series 1531, Class M, 6.000% due 06/15/2008	488,536
745,096	Series 1603, Class J, 6.500% due 07/15/2023	750,852
86,968	Series 1610, Class PM, 6.250% due 04/15/2022	86,831
56,233	Series 2132, Class PD, 6.000% due 11/15/2027	56,284
3,410,000	Series 2544, Class QC, 5.000% due 12/15/2017	3,330,500
1,000,000	Series 2700, Class PG, 4.500% due 05/15/2032	943,733
1,400,000	Series 2751, Class NY, 5.000% due 09/15/2024	1,392,673
600,000	Series 2780, Class LC, 5.000% due 07/15/2027	594,355

See Notes to Financial Statements.

4

Principal
Amount		Value

Collateralized Mortgage Obligations (CMO) — Agency (Continued)
	FHLMC (Continued):
$1,300,000	Series 2802 Class NC, 5.000% due 05/15/2028 (b)	$1,289,179
1,500,000	Series 2938, Class DB, 5.000% due 11/15/2028 (b)	1,480,974
	FNMA:
329,677	Series 1990-5, Class J, 8.200% due 01/25/2020	349,890
4,348,754	Series 1993-203, Class PL, 6.500% due 10/25/2023	4,438,683
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024	1,675,019
1,033,286	Series 1996-28, Class PJ, 6.500% due 12/25/2024	1,032,641
1,000,000	Series 2004-101, Class PB, 5.000% due 02/25/2024	993,898

		18,904,048

Commercial Mortgage-Backed Securities — 0.6%
500,000	First Union National Bank — Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	517,112

Mortgage Pass-Through Securities — 17.3%
	FHLMC:
729,131	Pool #1B2506, Gold, 5.145% due 01/01/2036 (c)	727,941
108,323	Pool #A01048, Gold, 8.500% due 02/01/2020	115,059
984,403	Pool #C01501, Gold, 5.500% due 03/01/2033	974,986
163,306	Pool #C30261, 7.500% due 08/01/2029	170,426
79,776	Pool #E00160, Gold, 7.000% due 11/01/2007	80,139
91,921	Pool #G00479, Gold, 9.000% due 04/01/2025	99,354
14,262	Pool #E62394, 7.500% due 09/01/2010	14,261

See Notes to Financial Statements.

5

Munder Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Mortgage Pass-Through Securities (Continued)
	FNMA:
$15,188	Pool #081585, 11.500% due 07/01/2012	$16,159
375,184	Pool #100081, 11.500% due 08/20/2016	412,385
704,120	Pool #725495, 4.843% due 02/01/2034 (c)	699,372
2,473,579	Pool #735060, 6.000% due 11/01/2034	2,492,118
1,403,104	Pool #745275, 5.000% due 02/01/2036	1,355,037
672,392	Pool #767413, 5.500% due 01/01/2034	665,184
1,796,898	Pool #776836, 6.500% due 08/01/2034	1,832,505
602,758	Pool #788520, 5.500% due 07/01/2034	596,296
488,010	Pool #788908, 6.000% due 08/01/2034	491,668
1,964,182	Pool #897791, 6.000% due 09/01/2036	1,977,481
164,255	Pool #303105, 11.000% due 11/01/2020	181,340
1,831,781	Pool #386314, 3.790% due 07/01/2013	1,701,294
	GNMA:
156,553	Pool #627907, 5.000% due 02/15/2034	152,358
79,402	Pool #780584, 7.000% due 06/15/2027	82,109

		14,837,472

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $34,259,259)		34,258,632

See Notes to Financial Statements.

6

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.7%
Government Sponsored Enterprises — 4.7%
	FHLB:
$1,000,000	5.050% due 10/25/2010	$988,879
1,500,000	5.125% due 08/14/2013	1,512,378
	FHLMC:
500,000	6.250% due 03/05/2012	500,746
1,000,000	6.875% due 09/15/2010	1,065,199

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,067,871)		4,067,202

U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bonds — 5.0%
250,000	6.250% due 05/15/2030 (a)	297,813
1,140,000	6.500% due 11/15/2026	1,369,425
2,000,000	8.125% due 08/15/2019 (a)	2,612,968

		4,280,206

U.S. Treasury Notes — 5.4%
450,000	4.250% due 11/15/2014 (a)	436,535
2,600,000	4.500% due 02/15/2016 (a)	2,558,561
500,000	4.500% due 02/15/2036 (a)	475,469
180,000	4.625% due 10/31/2011 (a)	179,346
800,000	7.250% due 05/15/2016 (a)	950,969

		4,600,880

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,340,233)		8,881,086

See Notes to Financial Statements.

7

Munder Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Government — 2.5%
$700,000	ELM BV, 144A, YNK, 21.365% due 06/20/2013 (c),(d),(e),(g),(h)	$672,000
1,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	977,728
443,000	United Mexican States, MTN, YNK, 6.375% due 01/16/2013	465,815

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,135,039)		2,115,543

Shares

INVESTMENT COMPANY SECURITY — 2.8%
(Cost $2,426,349)
2,426,349	Institutional Money Market Fund – Comerica Class Y Shares (i)	2,426,349

Principal
Amount

REPURCHASE AGREEMENT — 0.9%
(Cost $808,000)
808,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $808,435 on 01/02/2007, collateralized by $845,000 FHLMC 5.000% maturing 12/14/2018 (value $827,044)	808,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 11.8%
(Cost $10,101,976)
10,101,976	State Street Navigator Securities Trust — Prime Portfolio (j)	10,101,976

TOTAL INVESTMENTS
(Cost $94,583,379)	110.8%	95,061,257
OTHER ASSETS AND LIABILITIES (Net)	(10.8)	(9,299,021)

NET ASSETS	100.0%	$85,762,236

See Notes to Financial Statements.

8

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, pledged as collateral for futures contracts.

(c)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2006.

(d)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(e)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(f)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $931,092, 1.1% of net assets.

Security	Acquisition Date	Cost

Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.949% due 09/01/2010	10/24/2005	$259,351
ELM BV, 144A, YNK, 21.365% due 06/20/2013	06/13/2006	700,000

(h)	Fair valued security as of December 31, 2006 (see Notes to Financial Statements, Note 2). At December 31, 2006, these securities represent $931,092, 1.1% of net assets.

(i)	Affiliated company security (see Notes to Financial Statements, Note 3).

(j)	At December 31, 2006, the market value of the securities on loan is $9,895,220.

OPEN CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING

				Fixed
				Payments
Underlying Debt				Paid per	Unrealized
Obligation	Counterparty	Notional Amount	Termination Date	Annum	Appreciation

Purchased Swap Centex Corp. 6.5% due 05/01/2016	Bank of America	$1,000,000	6/20/2016	0.84%	$2,000
ABBREVIATIONS:
FHLB  — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA  — Federal National Mortgage Association
GNMA  — Government National Mortgage Association
MTN   — Medium Term Note
REIT   — Real Estate Investment Trust
YNK   — Yankee Security

See Notes to Financial Statements.

9

Munder Bond Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $91,349,030)	$91,826,908
Securities of affiliated company (cost — $2,426,349)	2,426,349
Repurchase agreement (cost — $808,000)	808,000

Total Investments	95,061,257
Cash	51,480
Interest receivable	921,415
Dividends receivable	12,608
Variation margin receivable on open futures contracts	38,509
Unrealized appreciation on credit default swap contracts	2,000
Receivable for Fund shares sold	93,252
Prepaid expenses and other assets	53,815

Total Assets	96,234,336

LIABILITIES:
Payable for Fund shares redeemed	166,600
Payable upon return of securities loaned	10,101,976
Trustees’ fees and expenses payable	79,867
Transfer agency/record keeping fees payable	45,434
Distribution and shareholder servicing fees payable — Class A, B, and C Shares	6,129
Administration fees payable	9,263
Investment advisory fees payable	3,400
Custody fees payable	3,247
Shareholder servicing fees payable — Class K Shares	6,478
Accrued expenses and other payables	49,706

Total Liabilities	10,472,100

NET ASSETS	$85,762,236

Investments, at cost	$94,583,379

*	Including $9,895,220 of securities loaned.

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$18,864
Accumulated net realized loss on investments sold	(13,008,199)
Net unrealized appreciation of investments	518,387
Paid-in capital	98,233,184

$85,762,236

NET ASSETS:
Class A Shares	$12,053,839

Class B Shares	$3,315,383

Class C Shares	$1,682,227

Class K Shares	$30,012,343

Class Y Shares	$38,698,444

SHARES OUTSTANDING:
Class A Shares	1,286,805

Class B Shares	353,901

Class C Shares	178,605

Class K Shares	3,200,959

Class Y Shares	4,125,715

CLASS A SHARES:
Net asset value and redemption price per share	$9.37

Maximum sales charge	4.00%
Maximum offering price per share	$9.76

CLASS B SHARES:
Net asset value and offering price per share*	$9.37

CLASS C SHARES:
Net asset value and offering price per share*	$9.42

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.38

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.38

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Bond Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$2,314,693
Dividends on securities of affiliated company	12,608
Securities lending	5,750

Total Investment Income	2,333,051

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	16,029
Class B Shares	17,688
Class C Shares	8,425
Shareholder servicing fees:
Class K Shares	39,738
Investment advisory fees	202,197
Administration fees	65,906
Transfer agency/record keeping fees	42,753
Registration and filing fees	26,675
Legal and audit fees	22,993
Trustees’ fees and expenses	20,856
Custody fees	15,948
Other	23,712

Total Expenses	502,920

NET INVESTMENT INCOME	1,830,131

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	700,410
Futures contracts	(39,754)
Net change in unrealized appreciation/(depreciation) of:
Securities	1,494,056
Futures contracts	38,509
Credit default swap contracts	2,000

Net realized and unrealized gain/(loss) on investments	2,195,221

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,025,352

See Notes to Financial Statements.

12

Munder Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment income	$1,830,131	$2,876,791
Net realized gain/(loss) from security transactions and futures contracts	660,656	80,996
Net change in unrealized appreciation/(depreciation) of securities, futures contracts and credit default swap contracts	1,534,565	(3,679,070)

Net increase/(decrease) in net assets resulting from operations	4,025,352	(721,283)
Dividends to shareholders from net investment income:
Class A Shares	(310,352)	(599,402)
Class B Shares	(73,126)	(187,624)
Class C Shares	(35,006)	(58,953)
Class K Shares	(773,446)	(1,486,628)
Class Y Shares	(844,859)	(901,065)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(2,326,194)	9,515,254
Class B Shares	(583,080)	588,481
Class C Shares	18,403	1,182,111
Class K Shares	(3,806,440)	24,943,902
Class Y Shares	15,039,610	6,488,508

Net increase in net assets	10,330,862	38,763,301
NET ASSETS
Beginning of period	75,431,374	36,668,073

End of period	$85,762,236	75,431,374

Undistributed net investment income	$18,864	$225,522

See Notes to Financial Statements.

13

Munder Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2005

Amount
Class A Shares:
Sold*	$1,156,257	$9,422,669
Issued as reinvestment of dividends	194,802	357,419
Proceeds received in merger	—	10,517,330
Redeemed	(3,677,253)	(10,782,164)

Net increase/(decrease)	$(2,326,194)	$9,515,254

Class B Shares:
Sold	$313,100	$624,048
Issued as reinvestment of dividends	35,197	90,927
Proceeds received in merger	—	5,108,688
Redeemed*	(931,377)	(5,235,182)

Net increase/(decrease)	$(583,080)	$588,481

Class C Shares:
Sold	$238,520	$187,578
Issued as reinvestment of dividends	16,551	28,839
Proceeds received in merger	—	1,684,985
Redeemed	(236,668)	(719,291)

Net increase	$18,403	$1,182,111

Class K Shares:
Sold	$825,600	$10,331,584
Issued as reinvestment of dividends	302,204	448,179
Proceeds received in merger	—	28,358,064
Redeemed	(4,934,244)	(14,193,925)

Net increase/(decrease)	$(3,806,440)	$24,943,902

Class Y Shares:
Sold	$16,459,402	$8,164,770
Issued as reinvestment of dividends	550,811	616,407
Proceeds received in merger	—	1,579,834
Redeemed	(1,970,603)	(3,872,503)

Net increase	$15,039,610	$6,488,508

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold*	124,699	1,004,352
Issued as reinvestment of dividends	20,947	38,356
Issued in exchange for proceeds received in merger	—	1,104,784
Redeemed	(397,743)	(1,151,376)

Net increase/(decrease)	(252,097)	996,116

Class B Shares:
Sold	33,782	66,471
Issued as reinvestment of dividends	3,785	9,728
Issued in exchange for proceeds received in merger	—	536,643
Redeemed*	(100,509)	(558,387)

Net increase/(decrease)	(62,942)	54,455

Class C Shares:
Sold	25,565	20,074
Issued as reinvestment of dividends	1,767	3,079
Issued in exchange for proceeds received in merger	—	176,068
Redeemed	(25,322)	(76,523)

Net increase	2,010	122,698

Class K Shares:
Sold	88,781	1,088,011
Issued as reinvestment of dividends	32,477	48,159
Issued in exchange for proceeds received in merger	—	2,975,753
Redeemed	(530,779)	(1,514,863)

Net increase/(decrease)	(409,521)	2,597,060

Class Y Shares:
Sold	1,760,640	874,345
Issued as reinvestment of dividends	59,138	66,327
Issued in exchange for proceeds received in merger	—	165,783
Redeemed	(213,152)	(411,635)

Net increase	1,606,626	694,820

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

15

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/06(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.12		$9.65	$9.47	$9.89	$9.34	$9.49

Income/(loss) from investment operations:
Net investment income	0.19		0.35	0.33	0.35	0.40	0.53
Net realized and unrealized gain/(loss) on investments	0.29		(0.48)	0.26	(0.37)	0.60	(0.12)

Total from investment operations	0.48		(0.13)	0.59	(0.02)	1.00	0.41

Less distributions:
Dividends from net investment income	(0.23)		(0.40)	(0.41)	(0.40)	(0.45)	(0.56)

Total distributions	(0.23)		(0.40)	(0.41)	(0.40)	(0.45)	(0.56)

Net asset value, end of period	$9.37		$9.12	$9.65	$9.47	$9.89	$9.34

Total return(b)	5.31%		(1.41)%	6.33%	(0.24)%	10.93%	4.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,054		$14,038	$5,239	$4,117	$5,019	$6,697
Ratio of operating expenses to average net assets	1.30	%(d)	1.33%	1.42%	1.25%	1.10%	0.95%
Ratio of net investment income to average net assets	4.16	%(d)	3.77%	3.39%	3.67%	4.14%	5.59%
Portfolio turnover rate	26%		68%	79%	148%	207%	185%
Ratio of operating expenses to average net assets without expense waivers	1.30	%(d)	1.33%	1.42%	1.25%	1.10%	0.95%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 9, 1992 and March 13, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

B Shares

Period
Ended		Year	Year	Year	Year	Year
12/31/06(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$9.12		$9.65	$9.48	$9.89	$9.35	$9.50

0.16		0.28	0.25	0.28	0.32	0.46
0.29		(0.48)	0.26	(0.37)	0.59	(0.12)

0.45		(0.20)	0.51	(0.09)	0.91	0.34

(0.20)		(0.33)	(0.34)	(0.32)	(0.37)	(0.49)

(0.20)		(0.33)	(0.34)	(0.32)	(0.37)	(0.49)

$9.37		$9.12	$9.65	$9.48	$9.89	$9.35

4.92%		(2.15)%	5.42%	(0.87)%	9.98%	3.63%

$3,315		$3,803	$3,498	$5,522	$9,267	$7,255
2.05	%(d)	2.09%	2.17%	2.00%	1.85%	1.70%
3.41	%(d)	2.97%	2.64%	2.92%	3.39%	4.84%
26%		68%	79%	148%	207%	185%
2.05	%(d)	2.09%	2.17%	2.00%	1.85%	1.70%

See Notes to Financial Statements.

17

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/06(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.17		$9.70	$9.52	$9.94	$9.39	$9.54

Income/(loss) from investment operations:
Net investment income	0.16		0.29	0.26	0.28	0.33	0.46
Net realized and unrealized gain/(loss) on investments	0.29		(0.49)	0.26	(0.38)	0.59	(0.12)

Total from investment operations	0.45		(0.20)	0.52	(0.10)	0.92	0.34

Less distributions:
Dividends from net investment income	(0.20)		(0.33)	(0.34)	(0.32)	(0.37)	(0.49)

Total distributions	(0.20)		(0.33)	(0.34)	(0.32)	(0.37)	(0.49)

Net asset value, end of period	$9.42		$9.17	$9.70	$9.52	$9.94	$9.39

Total return(b)	4.89%		(2.13)%	5.50%	(0.97)%	10.05%	3.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,682		$1,620	$523	$543	$1,036	$988
Ratio of operating expenses to average net assets	2.04	%(d)	2.09%	2.17%	2.00%	1.85%	1.70%
Ratio of net investment income to average net assets	3.41	%(d)	3.02%	2.64%	2.92%	3.39%	4.84%
Portfolio turnover rate	26%		68%	79%	148%	207%	185%
Ratio of operating expenses to average net assets without expense waivers	2.04	%(d)	2.09%	2.17%	2.00%	1.85%	1.70%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on March 25, 1996 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

18

K Shares

Period
Ended		Year	Year	Year	Year	Year
12/31/06(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$9.13		$9.66	$9.48	$9.90	$9.35	$9.50

0.19		0.35	0.33	0.36	0.40	0.53
0.29		(0.48)	0.26	(0.38)	0.60	(0.12)

0.48		(0.13)	0.59	(0.02)	1.00	0.41

(0.23)		(0.40)	(0.41)	(0.40)	(0.45)	(0.56)

(0.23)		(0.40)	(0.41)	(0.40)	(0.45)	(0.56)

$9.38		$9.13	$9.66	$9.48	$9.90	$9.35

5.30%		(1.41)%	6.32%	(0.24)%	10.92%	4.41%

$30,012		$32,965	$9,786	$12,444	$40,172	$46,312
1.30	%(d)	1.34%	1.42%	1.25%	1.10%	0.95%
4.16	%(d)	3.77%	3.39%	3.67%	4.14%	5.59%
26%		68%	79%	148%	207%	185%
1.30	%(d)	1.34%	1.42%	1.25%	1.10%	0.95%

See Notes to Financial Statements.

19

Munder Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/06(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.13		$9.66	$9.49	$9.90	$9.36	$9.50

Income/(loss) from investment operations:
Net investment income	0.21		0.37	0.35	0.38	0.42	0.56
Net realized and unrealized gain/ (loss) on investments	0.28		(0.48)	0.25	(0.37)	0.59	(0.12)

Total from investment operations	0.49		(0.11)	0.60	0.01	1.01	0.44

Less distributions:
Dividends from net investment income	(0.24)		(0.42)	(0.43)	(0.42)	(0.47)	(0.58)

Total distributions	(0.24)		(0.42)	(0.43)	(0.42)	(0.47)	(0.58)

Net asset value, end of period	$9.38		$9.13	$9.66	$9.49	$9.90	$9.36

Total return(b)	5.43%		(1.16)%	6.48%	0.12%	11.07%	4.78%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$38,698		$23,006	$17,622	$31,590	$45,110	$72,628
Ratio of operating expenses to average net assets	1.03	%(d)	1.11%	1.17%	1.00%	0.85%	0.70%
Ratio of net investment income to average net assets	4.41	%(d)	3.99%	3.65%	3.92%	4.39%	5.84%
Portfolio turnover rate	26%		68%	79%	148%	207%	185%
Ratio of operating expenses to average net assets without expense waivers	1.03	%(d)	1.11%	1.17%	1.00%	0.85%	0.70%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

20

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1. Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide a high level of current income. Its secondary goal is capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On August 12, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Munder U.S. Government Income Fund in a tax-free exchange of shares of and the subsequent liquidation of the Munder U.S. Government Income Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Munder U.S. Government Income Fund at a Special Meeting of the Shareholders held on August 11, 2005.

Number of Shares outstanding of the Munder U.S. Government Income Fund prior to merger:
Class A	1,051,230
Class B	509,916
Class C	168,429
Class K	2,830,515
Class Y	157,268

21

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Number of Shares issued of the Fund for Shares of the Munder U.S. Government Income Fund:
Class A	1,104,784
Class B	536,643
Class C	176,068
Class K	2,975,753
Class Y	165,783
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder U.S. Government Income Fund	$1,726,491

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder U.S. Government Income Fund.

	Prior to Merger	After Merger

Net assets of Munder U.S. Government Income Fund
Class A	$10,517,330	$—
Class B	5,108,688	—
Class C	1,684,985	—
Class K	28,358,064	—
Class Y	1,579,834	—
Net assets of the Fund
Class A	$5,538,571	$16,055,901
Class B	3,323,294	8,431,982
Class C	501,674	2,186,659
Class K	17,075,494	45,433,558
Class Y	18,102,934	19,682,768

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in

22

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: During the period ended December 31, 2006, the Fund entered into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than in the asset directly, or for hedging purposes (i.e., attempting to reduce risk by offsetting one investment position with another). Upon entering into a futures contract, the Fund deposits with the broker, or pledges as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” When the Fund has an open futures contract, subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved

23

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Credit Default Swap Contracts: The Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of generating income or hedging the risk of default on portfolio securities. The income/ (cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/ (depreciation) on credit default swap contracts until payment is received/(made), at which time the unrealized appreciation/ (depreciation) is reclassified to realized gain/ (loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/ (depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/ (made), net of unrealized appreciation/ (depreciation) on credit default swap contracts and/or the value of securities exchanged. As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, the Fund will instruct the custodian to segregate cash or liquid assets equal to the aggregate notional value of the underlying debt obligation or enter into an offsetting position.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not

24

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion of assets, and 0.45% on assets exceeding $1 billion. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.5000% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

25

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $65,906 before payment of sub-administration fees and $42,057 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1629% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $554 in advisory fees before waivers and reimbursements ($20 after waivers and reimbursements) and $229 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For the period ended December 31, 2006, Comerica Bank was paid $1,267 for its administrative, record keeping and other related services provided to the Fund.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is

26

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $38 to Comerica Securities and $39,921 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

27

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $14,120,730 and $7,102,477, respectively, for the period ended December 31, 2006. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $17,095,518 and $13,064,680, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,410,208, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $932,330 and net appreciation for financial reporting purposes was $477,878. At December 31, 2006, aggregate cost for financial reporting purposes was $94,583,379.

    At December 31, 2006, the Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value of	Value of	Unrealized
	Contracts	Contracts	Contracts	Appreciation

U.S. Treasury Bonds, March 2007	21	$2,340,187	$2,378,696	$38,509

6.	Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $396.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments

28

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2006, dividends of $3,233,672 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Post October	Capital Loss	Unrealized
Income	Loss	Carryover	Depreciation	Total

$257,095	$(528,704)	$(12,943,950)	$(1,212,379)	$(14,427,938)

    The differences between book and tax distributable earnings are primarily due to premium amortization adjustments, wash sales and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $12,943,950 of unused capital losses of which $3,041,519, $7,929,451, $527,926, $738,710, $310,004 and $396,340 expire in 2008, 2009, 2010, 2011, 2012 and 2013, respectively.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $29,746.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2005 and June 30, 2006 of $528,704.

9. Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	5,054,543
Against	27,311
Abstain	42,332
Broker Non-votes	—
TOTAL	5,124,186

29

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal and the results of the vote are as set forth below.

No. of Shares

For	498,303
Against	4,570,726
Abstain	55,157
Broker Non-votes	—
TOTAL	5,124,186

10. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

30

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or and on the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling

31

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

(800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on October 26, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

32

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the

33

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder

34

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five- and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmark and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and

35

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a

36

Munder Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

37

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNBOND1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Cash
Investment Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,024.40	$2.86	0.56%
Class B	$1,000.00	$1,020.50	$6.67	1.31%
Class C	$1,000.00	$1,020.60	$6.67	1.31%
Class K	$1,000.00	$1,024.90	$2.35	0.46%
Class Y	$1,000.00	$1,025.70	$1.58	0.31%

Hypothetical
Class A	$1,000.00	$1,022.38	$2.85	0.56%
Class B	$1,000.00	$1,018.60	$6.67	1.31%
Class C	$1,000.00	$1,018.60	$6.67	1.31%
Class K	$1,000.00	$1,022.89	$2.35	0.46%
Class Y	$1,000.00	$1,023.64	$1.58	0.31%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Munder Cash Investment Fund

Investment Allocation, December 31, 2006 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2006 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 9.9%
$15,000,000	Bank of Tokyo — Mitsubishi Limited, YNK 5.300% due 01/02/2007	$15,000,000
15,000,000	Barclays Bank PLC, YNK 5.325% due 03/27/2007	15,000,000
15,000,000	Marshall & Ilsley Bank, 5.310% due 02/09/2007	15,000,000
10,000,000	Rabobank Nederland, YNK 5.010% due 02/14/2007	10,000,000
15,000,000	Washington Mutual, Inc., 5.320% due 04/16/2007	15,000,000
10,000,000	Wells Fargo Bank NA, 5.290% due 03/22/2007 (b)	10,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $80,000,000)		80,000,000

COMMERCIAL PAPER — 56.0%
15,000,000	Amsterdam Funding Corporation, 5.240% due 01/12/2007 (a)	14,975,983
15,000,000	ANZ National Bank, YNK 5.220% due 04/26/2007 (a)	14,749,875
15,000,000	Bank of Ireland, YNK 5.290% due 04/17/2007 (b)	15,000,000
10,000,000	Bryant Park Funding LLC, 5.260% due 01/18/2007 (a)	9,975,161
15,000,000	CHARTA LLC, 5.270% due 01/23/2007 (a)	14,951,692
15,000,000	CRC Funding LLC, 5.260% due 01/09/2007 (a)	14,982,467
15,000,000	Crown Point Capital Company, 5.230% due 03/12/2007 (a)	14,847,458
15,000,000	DaimlerChrysler NA Holding Corporation, 5.240% due 03/19/2007 (a)	14,831,883
15,000,000	Falcon Asset Securitization Corp. LLC, 5.225% due 03/02/2007 (a)	14,869,375
	Fcar Owner Trust, Series II:
15,000,000	5.260% due 02/23/2007 (a)	14,883,842
15,000,000	5.240% due 03/16/2007 (a)	14,838,433
15,000,000	Greenwich Capital Holdings, 5.310% due 06/15/2007 (b)	15,000,000

See Notes to Financial Statements.

1

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
$15,000,000	Greyhawk Funding LLC, 5.250% due 02/08/2007 (a)	$14,916,875
15,000,000	HBOS Treasury Services PLC, YNK 5.210% due 02/02/2007 (a)	14,930,533
15,000,000	Kittyhawk Funding, 5.300% due 01/26/2007 (a)	14,944,792
15,000,000	Lexington Parker Capital Corporation, 5.250% due 01/22/2007 (a)	14,954,062
10,000,000	Macquarie Bank Limited, YNK 5.330% due 07/12/2007 (b)	10,000,000
15,000,000	Mane Funding Corporation, 5.250% due 03/19/2007 (a)	14,831,562
10,000,000	Mont Blanc Capital Corporation, 5.245% due 01/16/2007 (a)	9,978,146
10,000,000	National Rural Utilities Cooperative Finance Corporation, 5.310% due 01/29/2007 (a)	9,958,700
20,000,000	New Center Asset Trust, 5.280% due 01/02/2007 (a)	19,997,067
15,000,000	Park Avenue Receivables Corporation, 5.250% due 01/17/2007 (a)	14,965,000
15,000,000	Scaldis Capital LLC, 5.240% due 01/25/2007 (a)	14,947,600
15,000,000	Sheffield Receivables Corp., 5.300% due 01/23/2007 (a)	14,951,417
15,000,000	Skandinaviska Enskilda Banken AB, YNK 5.230% due 01/11/2007 (a)	14,978,209
15,000,000	Solitaire Funding LLC, 5.250% due 01/24/2007 (a)	14,949,687
15,000,000	Thames Asset Global Securities, 5.290% due 02/14/2007 (a)	14,903,017
15,000,000	Thunder Bay Funding, Inc., 5.250% due 03/14/2007 (a)	14,842,500
10,000,000	UBS Finance (DE) LLC, YNK 5.270% due 01/02/2007 (a)	9,998,536
15,000,000	Variable Funding Capital Corporation, 5.260% due 01/18/2007 (a)	14,962,742
10,000,000	Victory Receivables Corporation, 5.350% due 01/19/2007 (a)	9,973,250

See Notes to Financial Statements.

2

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
$15,000,000	Yorktown Capital LLC, 5.260% due 01/10/2007 (a)	$14,980,275

TOTAL COMMERCIAL PAPER
(Cost $452,870,139)		452,870,139

CORPORATE BONDS AND NOTES — 8.7%
10,000,000	American Honda Finance Corporation, MTN, 144A, 5.310% due 02/21/2007 (b),(c),(d),(e)	10,000,000
15,000,000	Bank of America, NA, 5.320% due 02/07/2007 (a)	15,000,000
10,000,000	Beta Finance, Inc., MTN, 144A, 5.300% due 05/09/2007 (b),(c),(d),(e)	10,000,000
15,000,000	CC USA, Inc., MTN, 144A, 5.300% due 07/30/2007 (b),(c),(d),(e)	14,999,142
10,000,000	K2 USA LLC, MTN, 144A, 5.305% due 06/25/2007 (b),(c),(d),(e)	9,999,766
10,000,000	Merrill Lynch & Co., Inc., MTN, 5.320% due 07/27/2007 (b)	10,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $69,998,908)		69,998,908

FUNDING AGREEMENT — 3.1%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 5.420% due 09/27/2007 (b),(f),(g)	25,000,000

REPURCHASE AGREEMENTS — 20.0%
150,000,000	Agreement with Merrill Lynch & Co., Inc., 5.300% dated 12/29/2006, to be repurchased at $150,088,333 on 01/02/2007, collateralized by $105,840,000 FHLB, 3.500%-5.400% having maturities from 11/28/2008-05/21/2015 (value $104,299,918), $19,355,000 FNMA, 6.000% maturing 04/18/2036 (value $19,995,328), and $29,000,000 FHLMC, 5.200% maturing 03/05/2019 (value $28,707,293)	150,000,000

See Notes to Financial Statements.

3

Munder Cash Investment Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

REPURCHASE AGREEMENTS (Continued)
$11,350,000	Agreement with State Street Bank & Trust Company, 4.850% dated 12/29/2006, to be repurchased at $11,356,116, on 01/02/2007, collateralized by $11,380,000 FNMA, 5.125% maturing 04/15/2011 (value $11,579,150)	$11,350,000

TOTAL REPURCHASE AGREEMENTS
(Cost $161,350,000)		161,350,000

TOTAL INVESTMENTS
(Cost $789,219,047)	97.7%	789,219,047
OTHER ASSETS AND LIABILITIES (Net)	2.3	18,775,992

NET ASSETS	100.0%	$807,995,039

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2006.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(f)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more that 10% of its net assets in illiquid securities. At December 31, 2006, this security represents $25,000,000, 3.1% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 5.420% due 09/27/2007	09/27/2006	$25,000,000

ABBREVIATIONS:

FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN  — Medium Term Note
YNK  — Yankee Security

See Notes to Financial Statements.

4

[This Page Intentionally Left Blank]

5

Munder Cash Investment Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value See accompanying schedule:
Securities	$627,869,047
Repurchase agreements	161,350,000

Total Investments	789,219,047
Cash	126
Interest receivable	1,609,448
Receivable for Fund shares sold	20,400,161
Prepaid expenses and other assets	58,772

Total Assets	811,287,554

LIABILITIES:
Payable for Fund shares redeemed	646,859
Dividends payable	2,266,625
Trustees’ fees and expenses payable	87,578
Shareholder servicing fees payable — Class K Shares	78,095
Transfer agency/record keeping fees payable	74,938
Administration fees payable	46,890
Distribution and shareholder servicing fees payable — Class A, B and C Shares	22,326
Custody fees payable	10,626
Investment advisory fees payable	6,489
Accrued expenses and other payables	52,089

Total Liabilities	3,292,515

NET ASSETS	$807,995,039

Investments, at cost	$789,219,047

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net realized loss on investments sold	$(13,757)
Paid-in capital	808,008,796

$807,995,039

NET ASSETS:
Class A Shares	$73,047,922

Class B Shares	$2,323,774

Class C Shares	$1,515,913

Class K Shares	$666,839,138

Class Y Shares	$64,268,292

SHARES OUTSTANDING:
Class A Shares	73,051,566

Class B Shares	2,324,770

Class C Shares	1,516,490

Class K Shares	666,847,007

Class Y Shares	64,271,861

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS B SHARES:
Net asset value and offering price per share*	$1.00

CLASS C SHARES:
Net asset value and offering price per share*	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Cash Investment Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$21,124,198

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	89,598
Class B Shares	14,405
Class C Shares	8,809
Shareholder servicing fees:
Class K Shares	489,561
Investment advisory fees	1,382,813
Administration fees	422,017
Transfer agency/record keeping fees	222,157
Custody fees	57,665
Legal and audit fees	31,296
Registration and filing fees	28,430
Trustees’ fees and expenses	24,421
Other	41,531

Total Expenses	2,812,703
Fees waived by Advisor	(987,723)

Net Expenses	1,824,980

NET INVESTMENT INCOME	19,299,218

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,299,218

See Notes to Financial Statements.

8

Munder Cash Investment Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment income	$19,299,218	$24,906,737

Net increase in net assets resulting from operations	19,299,218	24,906,737
Dividends to shareholders from net investment income:
Class A Shares	(1,716,523)	(2,698,190)
Class B Shares	(58,495)	(158,839)
Class C Shares	(36,113)	(47,726)
Class K Shares	(15,950,151)	(19,689,950)
Class Y Shares	(1,537,936)	(2,312,032)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	3,822,303	(6,951,988)
Class B Shares	(1,006,331)	(5,683,009)
Class C Shares	(390,868)	327,655
Class K Shares	56,664,971	116,251,493
Class Y Shares	3,743,425	1,799,794

Net increase in net assets	62,833,500	105,743,945
NET ASSETS:
Beginning of period	745,161,539	639,417,594

End of period	$807,995,039	$745,161,539

See Notes to Financial Statements.

9

Munder Cash Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity(a)

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold	$124,267,344	$118,965,456
Issued as reinvestment of dividends	1,708,397	2,689,647
Redeemed	(122,153,438)	(128,607,091)

Net increase/(decrease)	$3,822,303	$(6,951,988)

Class B Shares:
Sold	$975,762	$3,465,724
Issued as reinvestment of dividends	49,816	140,076
Redeemed	(2,031,909)	(9,288,809)

Net decrease	$(1,006,331)	$(5,683,009)

Class C Shares:
Sold	$656,102	$4,001,707
Issued as reinvestment of dividends	32,454	43,052
Redeemed	(1,079,424)	(3,717,104)

Net increase/(decrease)	$(390,868)	$327,655

Class K Shares:
Sold	$299,667,843	$719,082,621
Issued as reinvestment of dividends	2,383,896	1,665,273
Redeemed	(245,386,768)	(604,496,401)

Net increase	$56,664,971	$116,251,493

Class Y Shares:
Sold	$26,244,561	$55,834,901
Issued as reinvestment of dividends	1,153,744	1,592,538
Redeemed	(23,654,880)	(55,627,645)

Net increase	$3,743,425	$1,799,794

(a)	Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06	6/30/05	6/30/04	6/30/03	6/30/02

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.024		0.037	0.015	0.003	0.008	0.020

Total from investment operations	0.024		0.037	0.015	0.003	0.008	0.020

Less distributions:
Dividends from net investment income	(0.024)		(0.037)	(0.015)	(0.003)	(0.008)	(0.020)

Total distributions	(0.024)		(0.037)	(0.015)	(0.003)	(0.008)	(0.020)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	2.44%		3.71%	1.49%	0.31%	0.82%	1.97%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$73,048		$69,226	$76,178	$97,087	$113,956	$123,370
Ratio of operating expenses to average net assets	0.56	%(c)	0.58%	0.73%	0.81%	0.80%	0.76%
Ratio of net investment income to average net assets	4.79	%(c)	3.64%	1.45%	0.31%	0.82%	1.97%
Ratio of operating expenses to average net assets without expense waivers	0.81	%(c)	0.83%	0.82%	0.81%	0.80%	0.76%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 1, 1992 and November 1, 2002, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

(d)	Amount represents less than $0.001 per share.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Year		Period
12/31/06		Ended	Ended	Ended		Ended
(Unaudited)		6/30/06	6/30/05	6/30/04		6/30/03

$1.00		$1.00	$1.00	$1.00		$1.00

0.021		0.030	0.010	0.000	(d)	0.001

0.021		0.030	0.010	0.000	(d)	0.001

(0.021)		(0.030)	(0.010)	(0.000	)(d)	(0.001)

(0.021)		(0.030)	(0.010)	(0.000	)(d)	(0.001)

$1.00		$1.00	$1.00	$1.00		$1.00

2.05%		3.03%	0.99%	0.01%		0.06%

$2,324		$3,330	$9,013	$18,401		$29,030
1.31	%(c)	1.21%	1.23%	1.11%		1.33	%(c)
4.06	%(c)	2.84%	0.84%	0.01%		0.07	%(c)
1.56	%(c)	1.58%	1.57%	1.56%		1.55	%(c)

See Notes to Financial Statements.

13

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year		Period
	12/31/06		Ended	Ended	Ended		Ended
	(Unaudited)		6/30/06	6/30/05	6/30/04		6/30/03

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.021		0.030	0.010	0.000	(d)	0.001

Total from investment operations	0.021		0.030	0.010	0.000	(d)	0.001

Less distributions:
Dividends from net investment income	(0.021)		(0.030)	(0.010)	(0.000	)(d)	(0.001)

Total distributions	(0.021)		(0.030)	(0.010)	(0.000	)(d)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00

Total return(b)	2.06%		3.03%	0.99%	0.01%		0.06%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,516		$1,907	$1,579	$2,737		$3,273
Ratio of operating expenses to average net assets	1.31	%(c)	1.22%	1.23%	1.11%		1.33	%(c)
Ratio of net investment income to average net assets	4.09	%(c)	2.95%	0.87%	0.01%		0.07	%(c)
Ratio of operating expenses to average net assets without expense waivers	1.56	%(c)	1.58%	1.57%	1.56%		1.55	%(c)

(a)	Class C Shares and Class K Shares of the Fund commenced operations on November 5, 2002 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

(d)	Amount represents less than $0.001 per share.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/06		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06	6/30/05	6/30/04	6/30/03	6/30/02

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.025		0.038	0.016	0.004	0.009	0.021

0.025		0.038	0.016	0.004	0.009	0.021

(0.025)		(0.038)	(0.016)	(0.004)	(0.009)	(0.021)

(0.025)		(0.038)	(0.016)	(0.004)	(0.009)	(0.021)

$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

2.49%		3.82%	1.59%	0.41%	0.92%	2.08%

$666,839		$610,174	$493,923	$537,052	$652,701	$702,492
0.46	%(c)	0.47%	0.63%	0.71%	0.70%	0.66%
4.89	%(c)	3.80%	1.58%	0.41%	0.92%	2.07%
0.71	%(c)	0.72%	0.72%	0.71%	0.70%	0.66%

See Notes to Financial Statements.

15

Munder Cash Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06	6/30/05	6/30/04	6/30/03	6/30/02

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.026		0.039	0.017	0.006	0.011	0.022

Total from investment operations	0.026		0.039	0.017	0.006	0.011	0.022

Less distributions:
Dividends from net investment income	(0.026)		(0.039)	(0.017)	(0.006)	(0.011)	(0.022)

Total distributions	(0.026)		(0.039)	(0.017)	(0.006)	(0.011)	(0.022)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	2.57%		3.97%	1.75%	0.56%	1.07%	2.23%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$64,268		$60,525	$58,725	$137,748	$210,797	$251,634
Ratio of operating expenses to average net assets	0.31	%(c)	0.33%	0.48%	0.56%	0.55%	0.51%
Ratio of net investment income to average net assets	5.03	%(c)	3.92%	1.53%	0.56%	1.07%	2.22%
Ratio of operating expenses to average net assets without expense waivers	0.56	%(c)	0.58%	0.57%	0.56%	0.55%	0.51%

(a)	Class Y Shares of the Fund commenced operations on March 14, 1990.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

16

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Cash Investment Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares of the Fund are sold at net asset value without a front-end sales charge. Class B and Class C Shares are also sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed

17

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and

18

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor voluntarily waived a portion of its advisory fees during the period ended December 31, 2006 in an amount equal to $987,723, which is reflected as fees waived by Advisor in the accompanying Statement of Operations. Although the Advisor may seek reimbursement for the amount of this and other advisory fee waivers that occurred on or after February 12, 2003 pursuant to a Reimbursement Agreement with the Fund, it does not intend to do so. At December 31, 2006, the total amount eligible for reimbursement to the Advisor was $3,420,499. The Fund may only grant such reimbursement provided it has a yield that exceeds 0.05% and it receives approval from the Board of Trustees. The Reimbursement Agreement is subject to annual review by the Board of Trustees. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1000% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

19

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    In addition, the Advisor is also entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $422,017 before payment of sub-administration fees and $282,241 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1068% for administrative services.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $20,697 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares.

20

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.15%

    No payments are made under the Plan with regard to Class Y Shares.

    Prior to November 1, 2005, the Distributor voluntarily waived a portion of its 12b-1 fees for Class B and Class C Shares of the Fund. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement for the portion of these waivers that occurred on or after February 12, 2003 and which represents amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At December 31, 2006, the total amounts eligible for reimbursement to the Distributor were $57,077 and $2,675 for Class B and Class C Shares, respectively. The Fund may only grant such reimbursement provided it has a yield that exceeds 0.05% and it receives approval from the Board of Trustees. This Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $194 to Comerica Securities and $489,282 to Comerica Bank for shareholder services provided to Class A, Class B, Class C and Class K shareholders.

5.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

21

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

6.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the year ended June 30, 2006, distributions of $24,906,737 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$2,017,899	$(13,757)	$2,004,142

    The difference between book and tax distributable earnings is primarily due to year-end dividends payable and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $13,757 of unused capital losses of which $287, $4,695, $650 and $8,125 expire in 2007, 2008, 2009, and 2010, respectively.

    In addition, $287, $4,695 and $650 of the losses expiring in 2007, 2008, and 2009, respectively, may be further limited as these amounts were acquired in the reorganization with the Munder Money Market Fund that occurred on January 24, 2003.

7.	Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

22

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	649,802,492
Against	3,630,598
Abstain	2,838,014
Broker Non-Votes	—
TOTAL	656,271,104

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal and the results of the vote are as set forth below.

No. of Shares

For	25,757,287
Against	627,548,919
Abstain	2,964,898
Broker Non-Votes	—
TOTAL	656,271,104

8. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may

23

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

9.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the

24

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

10.	Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11.	Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12.	Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on October 26, 2006.

25

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be

26

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the

27

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its peer group of funds. The Board also received performance data for the Fund updated through June 30,

28

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on

29

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the

30

Munder Cash Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

31

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNCASH1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Energy Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very truly yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in energy-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, the power technology stocks in which the Fund invests are relatively volatile. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sub-industry. A complete list of holdings as of December 31, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SUB-INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Michael Bryk and John Kreiter

    The Fund generated a return of 0.68% for the six months ended December 31, 2006, relative to the 0.97% return for the Deutsche Bank Energy Index and the -0.73% median return for the Lipper universe of natural resources funds.

    The absolute performance of the Fund for the six months ended December 31, 2006 reflected the relative weakness of the energy sector of the stock market during the period. In relative terms, the Fund slightly lagged its Deutsche Bank Energy benchmark.

    Holdings in power technology companies, which represent approximately 19% of the Fund’s net assets and which are not represented in the Fund’s benchmark, had a positive impact on the Fund’s relative performance. In fact, both of the two companies that made the largest positive contribution to the Fund’s relative return for the six-month period, Vestas Wind Systems AS (1.9% of the Fund) and American Power Conversion Corporation, are power technology companies. American Power Conversion was eliminated from the Fund in November due to its acquisition by another firm. The company provides power protection and management solutions for computer, communication and electronic applications, including uninterruptible power supply products, electrical surge protection devices and precision cooling equipment and associated software. Vestas Wind Systems is a Danish firm whose core business is the development, manufacture, sale, marketing and maintenance of wind power systems that use wind energy to generate electricity. An underweight in both the oil & gas refining & marketing and oil & gas equipment & services sectors of the Fund, also had a positive impact on relative performance.

    Offsetting these positive factors was the negative impact of an underweight in the integrated oil & gas segment of the Fund, particularly underweighted positions in Chevron Corporation (2.6% of the Fund), Exxon Mobil Corporation (3.3% of the Fund) and Repsol YPF, SA (3.0% of the Fund). In addition, the Fund’s investment in FuelCell Energy, Inc. (0.9% of the Fund) was the largest single detractor from the Fund’s relative performance for the six-month period. The company develops and manufactures fuel cell power plants.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Deutsche Bank Energy Index is an equal-dollar weighted index of widely held companies involved in producing and providing oil and natural gas, including domestic and international oil producers, refiners and transmitters, oil equipment manufacturers and drillers, and natural gas producers. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of natural resources funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,005.70	$8.44	1.67%
Class B	$1,000.00	$1,002.40	$12.21	2.42%
Class C	$1,000.00	$1,001.80	$12.21	2.42%
Class K	$1,000.00	$1,005.70	$8.34	1.65%
Class Y	$1,000.00	$1,006.80	$7.23	1.43%

Hypothetical
Class A	$1,000.00	$1,016.79	$8.49	1.67%
Class B	$1,000.00	$1,013.01	$12.28	2.42%
Class C	$1,000.00	$1,013.01	$12.28	2.42%
Class K	$1,000.00	$1,016.89	$8.39	1.65%
Class Y	$1,000.00	$1,018.00	$7.27	1.43%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Energy Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 100.3%
Energy — 82.0%
Coal & Consumable Fuels — 0.6%
54,100	Evergreen Energy Inc. †	$535,049

Integrated Oil & Gas — 38.8%
26,400	BP PLC, ADR	1,771,440
34,325	Chevron Corporation	2,523,917
36,844	ConocoPhillips	2,650,926
43,700	ENI SPA, ADR	2,940,136
41,200	Exxon Mobil Corporation	3,157,156
45,900	Hess Corporation	2,275,263
50,300	Marathon Oil Corporation	4,652,750
30,400	Murphy Oil Corporation	1,545,840
79,600	Occidental Petroleum Corporation	3,886,868
83,700	Repsol YPF, SA, ADR	2,887,650
36,200	Royal Dutch Shell PLC, Class A, ADR	2,562,598
123,800	Statoil ASA, ADR	3,258,416
7,600	Suncor Energy Inc.	599,716
39,500	Total SA, ADR	2,840,840

		37,553,516

Oil & Gas Drilling — 11.0%
30,600	Diamond Offshore Drilling, Inc.	2,446,164
46,100	GlobalSantaFe Corporation	2,709,758
36,050	Noble Corporation	2,745,208
34,000	Transocean, Inc. †	2,750,260

		10,651,390

Oil & Gas Equipment & Services — 11.1%
22,350	Baker Hughes, Incorporated	1,668,651
71,500	Halliburton Company	2,220,075
17,000	National Oilwell Varco, Inc. †	1,040,060
28,500	Oil States International, Inc. †	918,555
45,200	Schlumberger Limited	2,854,832
50,800	Smith International, Inc.	2,086,356

		10,788,529

Oil & Gas Exploration & Production — 16.2%
34,800	Anadarko Petroleum Corporation	1,514,496
19,936	Apache Corporation	1,325,943
7,800	Cabot Oil & Gas Corporation	473,070

See Notes to Financial Statements.

1

Munder Energy Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil & Gas Exploration & Production (Continued)
16,600	Carrizo Oil & Gas, Inc. †	$481,732
11,900	Denbury Resources Inc. †	330,701
43,100	Devon Energy Corporation	2,891,148
31,300	EOG Resources, Inc.	1,954,685
72,100	Noble Energy, Inc.	3,537,947
67,000	XTO Energy Inc.	3,152,350

		15,662,072

Oil & Gas Refining & Marketing — 4.3%
28,100	Sunoco, Inc.	1,752,316
47,800	Valero Energy Corporation	2,445,448

		4,197,764

Total Energy		79,388,320

Industrials — 11.5%
Construction & Engineering — 3.2%
156,400	Quanta Services, Inc. †	3,076,388

Electrical Components & Equipment — 5.1%
43,000	American Superconductor Corporation †	421,830
39,000	Energy Conversion Devices, Inc. †	1,325,220
24,000	Evergreen Solar, Inc. †	181,680
128,900	FuelCell Energy, Inc. †	832,694
22,000	General Cable Corporation †	961,620
138,900	Power-One, Inc. †	1,011,192
20,200	Vicor Corporation	224,422

		4,958,658

Heavy Electrical Equipment — 3.2%
133,500	Active Power, Inc. †	349,770
70,400	Distributed Energy Systems Corp. †	253,440
162,300	Plug Power, Inc. †	631,347
43,500	Vestas Wind Systems AS †	1,838,554

		3,073,111

Total Industrials		11,108,157

See Notes to Financial Statements.

2

Shares		Value

Information Technology — 6.8%
Electronic Equipment Manufacturers — 1.6%
30,400	Itron, Inc. †	$1,575,936

Electronic Manufacturing Services — 0.6%
38,700	Maxwell Technologies, Inc. †	539,865

Semiconductors — 4.6%
130,000	Infineon Technologies AG, ADR †	1,823,900
57,900	International Rectifier Corporation †	2,230,887
50,100	IXYS Corporation †	445,890

		4,500,677

Total Information Technology		6,616,478

TOTAL COMMON STOCKS
(Cost $55,004,313)		97,112,955

WARRANTS — 0.0%
Industrials — 0.0%
Electrical Components & Equipment — 0.0%
20,000	Lime Energy Co., expires 12/10/07, (exercise price: $13.50) †,(a)	0
5,000	Lime Energy Co., expires 4/17/08, (exercise price: $13.50) †,(a)	0

TOTAL WARRANTS
(Cost $126,156)		0

Principal
Amount

REPURCHASE AGREEMENT — 0.0%#
(Cost $9,000)
$9,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $9,005 on 01/02/2007, collateralized by $10,000 FHLMC, 5.000% maturing 12/14/2018 (value $9,877)	9,000

See Notes to Financial Statements.

3

Munder Energy Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

TOTAL INVESTMENTS
(Cost $55,139,469)	100.3%	$97,121,955
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(294,198)

NET ASSETS	100.0%	$96,827,757

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

(a)	Fair valued security as of December 31, 2006 (see Notes to Financial Statements, Note 2).

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

4

At December 31, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	79.1%	$76,589,705
Norway	3.4	3,258,416
Italy	3.0	2,940,136
Spain	3.0	2,887,650
France	2.9	2,840,840
Netherlands Antilles	2.7	2,562,598
Denmark	1.9	1,838,554
Germany	1.9	1,823,900
United Kingdom	1.8	1,771,440
Canada	0.6	599,716

TOTAL COMMON STOCKS	100.3	97,112,955
WARRANTS	0.0	—
REPURCHASE AGREEMENT	0.0 #	9,000

TOTAL INVESTMENTS	100.3	97,121,955
OTHER ASSETS AND LIABILITIES (Net)	(0.3)	(294,198)

NET ASSETS	100.0%	$96,827,757

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

5

Munder Energy Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$97,112,955
Repurchase agreement	9,000

Total Investments	97,121,955
Cash	150
Interest receivable	4
Dividends receivable	73,639
Receivable for investment securities sold	197,167
Receivable for Fund shares sold	66,514
Prepaid expenses and other assets	50,102

Total Assets	97,509,531

LIABILITIES:
Payable for Fund shares redeemed	400,004
Investment advisory fees payable	61,519
Transfer agency/record keeping fees payable	56,966
Distribution and shareholder servicing fees payable — Class A, B and C Shares	55,374
Trustees’ fees and expenses payable	47,092
Administration fees payable	12,732
Accrued expenses and other payables	48,087

Total Liabilities	681,774

NET ASSETS	$96,827,757

Investments, at cost	$55,139,469

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(586,415)
Accumulated net realized loss on investments sold	(27,346,786)
Net unrealized appreciation of investments	41,982,486
Paid-in capital	82,778,472

$96,827,757

NET ASSETS:
Class A Shares	$40,147,074

Class B Shares	$36,010,180

Class C Shares	$20,093,825

Class K Shares	$9,203

Class Y Shares	$567,475

SHARES OUTSTANDING:
Class A Shares	2,290,645

Class B Shares	2,149,084

Class C Shares	1,198,299

Class K Shares	526

Class Y Shares	31,926

CLASS A SHARES:
Net asset value and redemption price per share	$17.53

Maximum sales charge	5.50%
Maximum offering price per share	$18.55

CLASS B SHARES:
Net asset value and offering price per share*	$16.76

CLASS C SHARES:
Net asset value and offering price per share*	$16.77

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$17.51

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$17.77

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Energy Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$6,873
Dividends on securities of unaffiliated companies(a)	531,103
Dividends on securities of affiliated company	602

Total Investment Income	538,578

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	55,376
Class B Shares	191,869
Class C Shares	105,973
Shareholder servicing fees:
Class K Shares	11
Investment advisory fees	391,599
Transfer agency/record keeping fees	139,418
Administration fees	83,241
Registration and filing fees	27,486
Legal and audit fees	23,755
Trustees’ fees and expenses	20,709
Custody fees	18,250
Other	37,479

Total Expenses	1,095,166

NET INVESTMENT LOSS	(556,588)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	9,004,984
Foreign currency-related transactions	(2,062)
Net change in unrealized appreciation/(depreciation) of securities	(9,480,938)

Net realized and unrealized loss on investments	(478,016)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,034,604)

(a)	Net of foreign withholding taxes of $23,165.

See Notes to Financial Statements.

8

Munder Energy Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006*	Year Ended
	(Unaudited)	June 30, 2006

Net investment loss	$(556,588)	$(791,742)
Net realized gain from security and foreign currency-related transactions	9,002,922	14,642,280
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	(9,480,938)	14,222,558

Net increase/(decrease) in net assets resulting from operations	(1,034,604)	28,073,096
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(9,043,218)	(103,912)
Class B Shares	(6,794,668)	(11,359,863)
Class C Shares	(2,724,632)	952,382
Class K Shares	—	—
Class Y Shares	(18,108)	97,758
Short-term trading fees	4,376	15,838

Net increase/(decrease) in net assets	(19,610,854)	17,675,299
NET ASSETS
Beginning of period	116,438,611	98,763,312

End of period	$96,827,757	$116,438,611

Accumulated net investment loss	$(586,415)	$(29,827)

*	For the period ended December 31, 2006, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

9

Munder Energy Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006*	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold	$3,959,172	$20,439,147
Redeemed	(13,002,390)	(20,543,059)

Net decrease	$(9,043,218)	$(103,912)

Class B Shares:
Sold	$634,005	$5,805,944
Redeemed	(7,428,673)	(17,165,807)

Net decrease	$(6,794,668)	$(11,359,863)

Class C Shares:
Sold	$811,602	$6,184,468
Redeemed	(3,536,234)	(5,232,086)

Net increase/(decrease)	$(2,724,632)	$952,382

Class Y Shares:
Sold	$56,332	$139,132
Redeemed	(74,440)	(41,374)

Net increase/(decrease)	$(18,108)	$97,758

*	For the period ended December 31, 2006, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2006*	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold	234,213	1,273,708
Redeemed	(800,354)	(1,305,049)

Net decrease	(566,141)	(31,341)

Class B Shares:
Sold	38,774	381,498
Redeemed	(467,818)	(1,121,996)

Net decrease	(429,044)	(740,498)

Class C Shares:
Sold	50,145	401,866
Redeemed	(223,063)	(346,358)

Net increase/(decrease)	(172,918)	55,508

Class Y Shares:
Sold	3,398	8,500
Redeemed	(4,469)	(2,502)

Net increase/(decrease)	(1,071)	5,998

*	For the period ended December 31, 2006, there were no capital share transactions for Class K Shares.

See Notes to Financial Statements.

11

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06(d)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(d)	6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)

Net asset value, beginning of period	$17.43		$13.35	$9.57	$6.79	$7.42	$9.86

Income/(loss) from investment operations:
Net investment loss	(0.05)		(0.04)	(0.04)	(0.05)	(0.07)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.15		4.12	3.82	2.83	(0.56)	(2.28)

Total from investment operations	0.10		4.08	3.78	2.78	(0.63)	(2.38)

Less distributions:
Distributions from net realized gains	—		—	—	—	—	(0.06)
Distributions from capital	—		—	—	—	—	(0.00	)(c)

Total distributions	—		—	—	—	—	(0.06)

Short-term trading fees	0.00(c	)	0.00(c )	0.00(c )	—	—	—

Net asset value, end of period	$17.53		$17.43	$13.35	$9.57	$6.79	$7.42

Total return(b)	0.57%		30.56%	39.50%	40.94%	(8.49)%	(24.11)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$40,147		$49,784	$38,557	$22,182	$20,107	$33,446
Ratio of operating expenses to average net assets	1.67	%(e)	1.56%	1.68%	1.89%	1.96%	1.76%
Ratio of net investment loss to average net assets	(0.64	)%(e)	(0.23)%	(0.38)%	(0.65)%	(1.22)%	(1.15)%
Portfolio turnover rate	7%		25%	38%	41%	93%	107%
Ratio of operating expenses to average net assets without expense waivers	1.67	%(e)	1.56%	1.68%	1.90%	1.97%	1.76%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period
Ended		Year	Year	Year	Year	Year
12/31/06(d)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(d)	6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)

$16.72		$12.91	$9.32	$6.66	$7.34	$9.83

(0.11)		(0.16)	(0.13)	(0.11)	(0.12)	(0.16)
0.15		3.97	3.72	2.77	(0.56)	(2.27)

0.04		3.81	3.59	2.66	(0.68)	(2.43)

—		—	—	—	—	(0.06)
—		—	—	—	—	(0.00	)(c)

—		—	—	—	—	(0.06)

0.00	(c)	0.00 (c)	0.00 (c)	—	—	—

$16.76		$16.72	$12.91	$9.32	$6.66	$7.34

0.24%		29.51%	38.52%	39.94%	(9.26)%	(24.70)%

$36,010		$43,115	$42,838	$39,396	$33,404	$50,354
2.42	%(e)	2.31%	2.43%	2.64%	2.71%	2.51%
(1.39	)%(e)	(1.03)%	(1.18)%	(1.40)%	(1.97)%	(1.90)%
7%		25%	38%	41%	93%	107%
2.42	%(e)	2.31%	2.43%	2.65%	2.72%	2.51%

See Notes to Financial Statements.

13

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06(d)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(d)	6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)

Net asset value, beginning of period	$16.74		$12.92	$9.33	$6.67	$7.35	$9.84

Income/(loss) from investment operations:
Net investment loss	(0.11)		(0.15)	(0.13)	(0.11)	(0.12)	(0.16)
Net realized and unrealized gain/(loss) on investments	0.14		3.97	3.72	2.77	(0.56)	(2.27)

Total from investment operations	0.03		3.82	3.59	2.66	(0.68)	(2.43)

Less distributions:
Distributions from net realized gains	—		—	—	—	—	(0.06)
Distributions from capital	—		—	—	—	—	(0.00	)(c)

Total distributions	—		—	—	—	—	(0.06)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	—	—	—

Net asset value, end of period	$16.77		$16.74	$12.92	$9.33	$6.67	$7.35

Total return(b)	0.18%		29.57%	38.48%	39.88%	(9.25)%	(24.67)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$20,094		$22,948	$16,996	$15,411	$13,768	$20,917
Ratio of operating expenses to average net assets	2.42	%(e)	2.31%	2.43%	2.64%	2.71%	2.51%
Ratio of net investment loss to average net assets	(1.39	)%(e)	(0.99)%	(1.18)%	(1.40)%	(1.97)%	(1.90)%
Portfolio turnover rate	7%		25%	38%	41%	93%	107%
Ratio of operating expenses to average net assets without expense waivers	2.42	%(e)	2.31%	2.43%	2.65%	2.72%	2.51%

(a)	Prior to the close of business on October 31, 2003, the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on March 13, 2001, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/06(d)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(d)	6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)

$17.41		$13.33	$9.56	$6.79	$7.42	$9.86

(0.05)		(0.04)	(0.05)	(0.05)	(0.07)	(0.09)
0.15		4.12	3.82	2.82	(0.56)	(2.29)

0.10		4.08	3.77	2.77	(0.63)	(2.38)

—		—	—	—	—	(0.06)
—		—	—	—	—	(0.00	)(c)

—		—	—	—	—	(0.06)

0.00	(c)	0.00 (c)	0.00 (c)	—	—	—

$17.51		$17.41	$13.33	$9.56	$6.79	$7.42

0.57%		30.61%	39.44%	40.80%	(8.49)%	(24.11)%

$9		$9	$7	$8	$36	$43
1.65	%(e)	1.55%	1.68%	1.89%	1.96%	1.76%
(0.61	)%(e)	(0.23)%	(0.44)%	(0.65)%	(1.22)%	(1.15)%
7%		25%	38%	41%	93%	107%
1.65	%(e)	1.55%	1.68%	1.90%	1.97%	1.76%

See Notes to Financial Statements.

15

Munder Energy Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06(d)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(d)	6/30/05(d)	6/30/04(d)	6/30/03(d)	6/30/02(d)

Net asset value, beginning of period	$17.65		$13.49	$9.65	$6.83	$7.45	$9.87

Income/(loss) from investment operations:
Net investment loss	(0.03)		0.01	(0.02)	(0.03)	(0.06)	(0.07)
Net realized and unrealized gain/(loss) on investments	0.15		4.15	3.86	2.85	(0.56)	(2.29)

Total from investment operations	0.12		4.16	3.84	2.82	(0.62)	(2.36)

Less distributions:
Distributions from net realized gains	—		—	—	—	—	(0.06)
Distributions from capital	—		—	—	—	—	0.00 (c)

Total distributions	—		—	—	—	—	(0.06)

Short-term trading fees	0.00	(c)	0.00 (c)	0.00 (c)	—	—	—

Net asset value, end of period	$17.77		$17.65	$13.49	$9.65	$6.83	$7.45

Total return(b)	0.68%		30.84%	39.79%	41.29%	(8.32)%	(23.89)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$567		$582	$364	$240	$149	$1,352
Ratio of operating expenses to average net assets	1.43	%(e)	1.31%	1.43%	1.64%	1.71%	1.51%
Ratio of net investment loss to average net assets	(0.38	)%(e)	0.04%	(0.14)%	(0.40)%	(0.97)%	(0.90)%
Portfolio turnover rate	7%		25%	38%	41%	93%	107%
Ratio of operating expenses to average net assets without expense waivers	1.43	%(e)	1.31%	1.43%	1.65%	1.72%	1.51%

(a)	Class Y Shares of the Fund commenced operations on March 13, 2001.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Amount represents less than $0.01 per share.

(d)	Per share numbers have been calculated using the average shares method.

(e)	Annualized.

See Notes to Financial Statements.

16

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Energy Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

17

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to

18

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and

19

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

20

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75%. Prior to December 29, 2006, the fee was computed daily and payable monthly.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $83,241 before payment of sub-administration fees and $53,841 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1595% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $23 in advisory fees before waivers and expense reimbursements ($1 after waivers and reimbursements) and $10 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus

21

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $9 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

22

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $33 to Comerica Securities and $190 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $7,657,021 and $22,900,098, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $43,852,697, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,870,211 and net appreciation for financial reporting purposes was $41,982,486. At December 31, 2006, aggregate cost for financial reporting purposes was $55,139,469.

6. Investment Concentration

    The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of December 31, 2006, more than 25% of the Fund’s assets were invested in issuers in the integrated oil & gas industry. When a fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a fund than they would of a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

23

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $615.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Post October	Capital Loss	Unrealized
Loss	Carryover	Appreciation	Total

$(50)	$(35,454,220)	$50,567,936	$15,113,666

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $35,454,220 of unused capital losses of which $16,285,354 and $19,168,866 expire in 2011 and 2012, respectively.

24

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2005 and June 30, 2006 of $50.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $14,688,690.

10.	Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The Meeting was adjourned to November 20, 2006 in order to permit shareholders further time to respond to the solicitation of proxies. The Meeting was then further adjourned and reconvened for a final time on December 14, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	2,919,573
Against	169,333
Abstain	346,785
Broker Non-Votes	—
TOTAL	3,435,691

    2. A proposal seeking approval of the amendment or elimination of certain fundamental investment restrictions. Shareholders of the Fund approved each part of the proposal and the results of the votes are as set forth below.

a. Diversification

No. of Shares

For	2,882,005
Against	193,566
Abstain	360,120
Broker Non-Votes	—
TOTAL	3,435,691

25

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

b. Borrowing

No. of Shares

For	2,827,365
Against	243,939
Abstain	364,387
Broker Non-Votes	—
TOTAL	3,435,691

c. Senior Securities

No. of Shares

For	2,866,532
Against	206,833
Abstain	362,326
Broker Non-Votes	—
TOTAL	3,435,691

d. Underwriting Securities

No. of Shares

For	2,864,354
Against	210,873
Abstain	360,464
Broker Non-Votes	—
TOTAL	3,435,691

e. Real Estate

No. of Shares

For	2,861,895
Against	211,964
Abstain	361,832
Broker Non-Votes	—
TOTAL	3,435,691

f. Making Loans

No. of Shares

For	2,815,988
Against	257,783
Abstain	361,920
Broker Non-Votes	—
TOTAL	3,435,691

g. Concentration of Investments

No. of Shares

For	2,856,463
Against	216,473
Abstain	362,755
Broker Non-Votes	—
TOTAL	3,435,691

26

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

h. Commodities

No. of Shares

For	2,850,303
Against	230,937
Abstain	354,451
Broker Non-Votes	—
TOTAL	3,435,691

i. Pledging, Mortgaging and Hypothecating Fund Assets

No. of Shares

For	2,824,097
Against	247,840
Abstain	363,754
Broker Non-Votes	—
TOTAL	3,435,691

j. Investments for Control

No. of Shares

For	2,846,765
Against	222,308
Abstain	366,618
Broker Non-Votes	—
TOTAL	3,435,691

k. Margin Activities and Short Selling

No. of Shares

For	2,820,467
Against	251,996
Abstain	363,228
Broker Non-Votes	—
TOTAL	3,435,691

    3. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	2,711,330
Against	362,998
Abstain	361,363
Broker Non-Votes	—
TOTAL	3,435,691

27

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

11. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

28

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

12. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

29

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

15. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on December 14, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a

30

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information

31

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

32

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-and three-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one- and three-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one- and three-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmark and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to

33

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees

34

Munder Energy Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

35

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36

[This Page Intentionally Left Blank]

37

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNENRG1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Index 500 Fund
Class A, B, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    According to the terms of the transaction, Comerica retained full ownership of World Asset Management, which was formerly the quantitative and index-oriented division of Munder Capital. Shareholders of each of the Munder Index 500 Fund, Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund approved a new sub-advisory agreement between Munder Capital and World Asset pursuant to which World Asset will continue to manage these Funds subject to our oversight.

    With the transaction completed, our management and employees now own a significant minority interest in Munder Capital. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
20	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
24	Statements of Changes in Net Assets — Capital Stock Activity
26	Financial Highlights
31	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Because the Fund’s goal is to invest in securities included in an index without regard to market trends, it may be particularly susceptible to a general decline in the market represented by that index.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Kenneth Schluchter and Kevin Yousif

    The Fund earned a return of 12.52% for the six months ended December 31, 2006, compared to the 12.74% return for the S&P 500® Index and the 12.47% median return for the Lipper universe of funds with the objective of tracking the S&P 500® Index.

    The Fund’s goal is to closely track the total return of the S&P 500® Index. The weight of each of the 500 stocks held in the Fund is monitored relative to its weight in the S&P 500® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the six months ended December 31, 2006 was in line with that of its S&P 500® benchmark, with the difference due primarily to the fact that expenses are deducted from the Fund before its return is calculated.

    All ten sectors of the S&P 500® Index had a positive return for the six-month period ended December 31, 2006, with seven sectors posting double-digit returns. The telecommunication services sector had the strongest performance for the period, with a return of 20.21%. Returns in that sector of the Index were boosted by the strong performance of AT&T Inc. (1.0% of the Index and 1.1% of the Fund) and BellSouth Corporation (0.6% of the Index and 0.7% of the Fund), which completed their merger in December. The weakest performance came from the industrials sector, with a return of 5.82%. The sector was hurt by weakness in its road & rail, as well as air freight & logistics segments.

    Based on both returns and relative weight, the financials sector had the largest positive impact on the performance of both the Index and the Fund for the six-month period, adding over three percentage points to returns. The information technology sector contributed over two percentage points to the performance of the Index and Fund, while the consumer discretionary and health care sectors added over 1.5 percentage points.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of funds with the objective of tracking the S&P 500® Index represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A or Class B Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,124.00	$3.53	0.66%
Class B	$1,000.00	$1,122.50	$4.87	0.91%
Class K	$1,000.00	$1,123.60	$3.53	0.66%
Class R	$1,000.00	$1,122.20	$4.87	0.91%
Class Y	$1,000.00	$1,125.20	$2.20	0.41%
Hypothetical
Class A	$1,000.00	$1,021.88	$3.36	0.66%
Class B	$1,000.00	$1,020.62	$4.63	0.91%
Class K	$1,000.00	$1,021.88	$3.36	0.66%
Class R	$1,000.00	$1,020.62	$4.63	0.91%
Class Y	$1,000.00	$1,023.14	$2.09	0.41%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Index 500 Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 97.0%
Consumer Discretionary — 10.3%
Auto Components — 0.2%
11,643	Goodyear Tire & Rubber Company †	$244,387
12,844	Johnson Controls, Inc.	1,103,556

		1,347,943

Automobiles — 0.4%
123,923	Ford Motor Company	930,662
37,107	General Motors Corporation	1,139,927
17,000	Harley-Davidson, Inc.	1,197,990

		3,268,579

Distributors — 0.1%
11,179	Genuine Parts Company	530,220

Diversified Consumer Services — 0.1%
9,181	Apollo Group, Inc., Apollo Educational Group, Class A †	357,783
21,145	H&R Block, Inc.	487,181

		844,964

Hotels, Restaurants & Leisure — 1.6%
29,194	Carnival Corporation	1,431,966
9,632	Darden Restaurants, Inc.	386,917
12,204	Harrah’s Entertainment, Inc.	1,009,515
25,364	Hilton Hotels Corporation	885,204
22,267	International Game Technology	1,028,735
22,049	Marriott International, Inc., Class A	1,052,178
81,138	McDonald’s Corporation	3,596,848
49,602	Starbucks Corporation †	1,756,903
13,908	Starwood Hotels & Resorts Worldwide, Inc.	869,250
6,489	Wendy’s International, Inc.	214,721
12,999	Wyndham Worldwide Corporation †	416,228
17,390	YUM! Brands, Inc.	1,022,532

		13,670,997

Household Durables — 0.6%
4,634	Black & Decker Corporation	370,581
8,074	Centex Corporation	454,324
18,234	D.R. Horton, Inc.	483,019
9,931	Fortune Brands, Inc.	848,008
4,439	Harman International Industries, Incorporated	443,500
5,350	KB Home	274,348

See Notes to Financial Statements.

1

Munder Index 500 Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
11,742	Leggett & Platt, Incorporated	$280,634
9,044	Lennar Corporation, Class A	474,448
18,186	Newell Rubbermaid, Inc.	526,485
13,862	Pulte Homes, Inc.	459,109
3,954	Snap-On, Inc.	188,369
5,512	Stanley Works (The)	277,198
5,328	Whirlpool Corporation	442,331

		5,522,354

Internet & Catalog Retail — 0.1%
20,268	Amazon.com, Inc. †	799,775
14,643	IAC/InterActiveCorp †	544,134

		1,343,909

Leisure Equipment & Products — 0.2%
6,317	Brunswick Corporation	201,512
18,848	Eastman Kodak Company	486,279
10,420	Hasbro, Inc.	283,945
25,302	Mattel, Inc.	573,343

		1,545,079

Media — 3.6%
51,272	CBS Corporation, Class B	1,598,661
32,396	Clear Channel Communications, Inc.	1,151,354
136,536	Comcast Corporation, Class A †	5,779,569
50,573	DIRECTV Group Inc. (The) †	1,261,291
4,426	Dow Jones & Company, Inc.	168,188
5,677	E.W. Scripps Company (The)	283,509
15,372	Gannett Co., Inc.	929,391
28,944	Interpublic Group of Companies, Inc. †	354,275
23,237	McGraw-Hill Companies, Inc.	1,580,581
2,652	Meredith Corporation	149,440
9,433	New York Times Company (The), Class A	229,788
153,564	News Corporation	3,298,555
11,212	Omnicom Group, Inc.	1,172,102
261,924	Time Warner Inc.	5,704,705
12,507	Tribune Company	384,965
16,550	Univision Communications, Inc., Class A †	586,201

See Notes to Financial Statements.

2

Shares		Value

Consumer Discretionary (Continued)
Media (Continued)
45,876	Viacom Inc., Class B †	$1,882,292
135,704	Walt Disney Company (The)	4,650,576

		31,165,443

Multiline Retail — 1.1%
7,416	Big Lots, Inc. †	169,975
4,118	Dillard’s, Inc., Class A	144,007
20,471	Dollar General Corporation	328,764
9,948	Family Dollar Stores, Inc.	291,775
34,454	Federated Department Stores, Inc.	1,313,731
14,760	J.C. Penney Company, Inc.	1,141,834
21,454	Kohl’s Corporation †	1,468,097
15,008	Nordstrom, Inc.	740,495
5,666	Sears Holdings Corporation †	951,491
56,348	Target Corporation	3,214,653

		9,764,822

Specialty Retail — 1.9%
9,813	AutoNation, Inc. †	209,213
3,593	AutoZone, Inc. †	415,207
18,545	Bed Bath & Beyond, Inc. †	706,564
26,466	Best Buy Co., Inc.	1,301,863
9,605	Circuit City Stores, Inc.	182,303
34,568	Gap, Inc. (The)	674,076
133,894	Home Depot, Inc. (The)	5,377,183
22,735	Limited Brands, Inc.	657,951
99,904	Lowe’s Companies, Inc.	3,112,010
18,265	Office Depot, Inc. †	697,175
5,054	OfficeMax Incorporated	250,931
8,910	RadioShack Corporation	149,510
7,341	Sherwin-Williams Company (The)	466,741
47,409	Staples, Inc.	1,265,820
8,879	Tiffany & Co.	348,412
30,087	TJX Companies, Inc.	858,081

		16,673,040

Textiles, Apparel & Luxury Goods — 0.4%
24,108	Coach, Inc. †	1,035,680
7,233	Jones Apparel Group, Inc.	241,799
6,723	Liz Claiborne, Inc.	292,181

See Notes to Financial Statements.

3

Munder Index 500 Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Textiles, Apparel & Luxury Goods (Continued)
12,335	NIKE, Inc., Class B	$1,221,535
6,045	V.F. Corporation	496,174

		3,287,369

Total Consumer Discretionary		88,964,719

Consumer Staples — 9.0%
Beverages — 2.0%
50,439	Anheuser-Busch Companies, Inc.	2,481,599
5,349	Brown-Forman Corporation, Class B	354,318
133,778	Coca-Cola Company (The)	6,454,788
18,447	Coca-Cola Enterprises, Inc.	376,688
13,782	Constellation Brands, Inc., Class A †	399,954
3,109	Molson Coors Brewing Company	237,652
9,253	Pepsi Bottling Group, Inc. (The)	286,010
107,731	PepsiCo, Inc.	6,738,574

		17,329,583

Food & Staples Retailing — 2.1%
30,065	Costco Wholesale Corporation	1,589,537
54,031	CVS Corporation	1,670,098
47,067	Kroger Co. (The)	1,085,836
29,083	Safeway, Inc.	1,005,108
13,506	SUPERVALU, Inc.	482,840
40,553	SYSCO Corporation	1,490,728
161,335	Wal-Mart Stores, Inc. (a)	7,450,450
65,832	Walgreen Co.	3,021,030
9,617	Whole Foods Market, Inc.	451,326

		18,246,953

Food Products — 1.1%
43,119	Archer-Daniels-Midland Company	1,378,083
14,288	Campbell Soup Company	555,660
33,429	ConAgra Foods, Inc.	902,583
8,775	Dean Foods Company †	371,007
22,507	General Mills, Inc.	1,296,403
21,616	H.J. Heinz Company	972,936
11,407	Hershey Foods Corporation	568,069
16,464	Kellogg Company	824,188

See Notes to Financial Statements.

4

Shares		Value

Consumer Staples (Continued)
Food Products (Continued)
8,621	McCormick & Company, Incorporated	$332,426
48,996	Sara Lee Corporation	834,402
16,530	Tyson Foods, Inc., Class A	271,918
14,401	Wm. Wrigley Jr. Company	744,820

		9,052,495

Household Products — 2.1%
9,960	Clorox Company	638,934
33,742	Colgate-Palmolive Company	2,201,328
30,067	Kimberly-Clark Corporation	2,043,053
207,890	Procter & Gamble Company (The)	13,361,090

		18,244,405

Personal Products — 0.2%
29,165	Avon Products, Inc.	963,612
8,354	Estee Lauder Companies Inc. (The), Class A	341,010

		1,304,622

Tobacco — 1.5%
137,503	Altria Group, Inc.	11,800,507
11,248	Reynolds American, Inc.	736,407
10,555	UST, Inc.	614,301

		13,151,215

Total Consumer Staples		77,329,273

Energy — 9.5%
Energy Equipment & Services — 1.7%
21,042	Baker Hughes, Incorporated	1,570,996
19,232	BJ Services Company	563,882
65,967	Halliburton Company	2,048,275
19,639	Nabors Industries Ltd. †	584,849
11,514	National Oilwell Varco, Inc. †	704,427
8,894	Noble Corporation	677,278
7,520	Rowan Companies, Inc.	249,664
77,298	Schlumberger Limited	4,882,142
13,081	Smith International, Inc.	537,237
19,183	Transocean, Inc. †	1,551,713
22,287	Weatherford International Ltd. †	931,374

		14,301,837

See Notes to Financial Statements.

5

Munder Index 500 Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 7.8%
30,162	Anadarko Petroleum Corporation	$1,312,650
21,611	Apache Corporation	1,437,348
27,115	Chesapeake Energy Corporation	787,691
143,020	Chevron Corporation	10,516,261
107,973	ConocoPhillips	7,768,657
11,980	CONSOL Energy Inc.	384,917
28,998	Devon Energy Corporation	1,945,186
46,278	El Paso Corporation	707,128
15,973	EOG Resources, Inc.	997,514
382,648	Exxon Mobil Corporation (a)	29,322,316
17,761	Hess Corporation	880,413
7,298	Kinder Morgan, Inc.	771,763
23,061	Marathon Oil Corporation	2,133,142
12,272	Murphy Oil Corporation	624,031
56,522	Occidental Petroleum Corporation	2,759,969
17,307	Peabody Energy Corporation	699,376
8,077	Sunoco, Inc.	503,682
39,666	Valero Energy Corporation	2,029,313
39,123	Williams Companies, Inc.	1,021,893
24,007	XTO Energy Inc.	1,129,529

		67,732,779

Total Energy		82,034,616

Financials — 21.6%
Capital Markets — 3.7%
15,874	Ameriprise Financial, Inc.	865,133
50,136	Bank of New York Company, Inc. (The)	1,973,854
7,696	Bear Stearns Companies, Inc. (The)	1,252,755
67,105	Charles Schwab Corporation (The)	1,297,811
28,010	E*TRADE Financial Corporation	627,984
6,171	Federated Investors, Inc., Class B	208,456
10,936	Franklin Resources, Inc.	1,204,819
27,937	Goldman Sachs Group, Inc. (The)	5,569,241
13,002	Janus Capital Group, Inc.	280,713
8,621	Legg Mason, Inc.	819,426
34,775	Lehman Brothers Holdings, Inc.	2,716,623
27,020	Mellon Financial Corporation	1,138,893

See Notes to Financial Statements.

6

Shares		Value

Financials (Continued)
Capital Markets (Continued)
57,994	Merrill Lynch & Co., Inc.	$5,399,241
69,448	Morgan Stanley	5,655,151
12,299	Northern Trust Corporation	746,426
21,786	State Street Corporation	1,469,248
17,515	T. Rowe Price Group, Inc.	766,632

		31,992,406

Commercial Banks — 4.1%
35,488	BB&T Corporation	1,558,988
10,421	Comerica Incorporated (b)	611,504
12,303	Commerce Bancorp, Inc.	433,927
8,814	Compass Bancshares, Inc.	525,755
36,612	Fifth Third Bancorp	1,498,529
8,443	First Horizon National Corporation	352,749
15,590	Huntington Bancshares Incorporated	370,262
26,346	KeyCorp	1,001,938
5,293	M&T Bank Corporation	646,593
17,021	Marshall & Ilsley Corporation	818,880
41,434	National City Corporation	1,514,827
19,275	PNC Financial Services Group	1,427,121
47,832	Regions Financial Corporation	1,788,917
23,233	SunTrust Banks, Inc.	1,962,027
21,320	Synovus Financial Corp.	657,296
115,326	U.S. Bancorp	4,173,648
125,047	Wachovia Corporation	7,121,427
221,484	Wells Fargo & Company	7,875,971
7,267	Zions Bancorporation	599,091

		34,939,450

Consumer Finance — 1.0%
79,040	American Express Company	4,795,357
26,767	Capital One Financial Corporation	2,056,241
26,817	SLM Corporation	1,307,865

		8,159,463

Diversified Financial Services — 5.5%
294,617	Bank of America Corporation (a)	15,729,602
2,423	Chicago Mercantile Exchange Holdings Inc.	1,235,124
13,009	CIT Group Inc.	725,512
322,368	Citigroup, Inc. (a)	17,955,898

See Notes to Financial Statements.

7

Munder Index 500 Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Diversified Financial Services (Continued)
227,585	JPMorgan Chase & Co.	$10,992,355
15,419	Moody’s Corporation	1,064,836

		47,703,327

Insurance — 4.7%
21,358	ACE Limited	1,293,654
32,442	AFLAC Incorporated	1,492,332
41,000	Allstate Corporation (The)	2,669,510
7,215	Ambac Financial Group, Inc.	642,640
170,558	American International Group, Inc. (a)	12,222,186
20,316	Aon Corporation	717,967
27,006	Chubb Corporation	1,428,887
11,366	Cincinnati Financial Corporation	514,993
29,077	Genworth Financial, Inc., Class A	994,724
20,793	Hartford Financial Services Group, Inc.	1,940,195
18,837	Lincoln National Corporation	1,250,777
29,978	Loews Corporation	1,243,188
36,157	Marsh & McLennan Companies, Inc.	1,108,574
8,844	MBIA, Inc.	646,143
49,876	MetLife, Inc.	2,943,183
17,698	Principal Financial Group, Inc.	1,038,872
49,971	Progressive Corporation (The)	1,210,298
31,294	Prudential Financial, Inc.	2,686,903
6,905	SAFECO Corporation	431,908
45,269	St. Paul Travelers Companies, Inc.	2,430,493
6,434	Torchmark Corporation	410,232
22,472	UnumProvident Corporation	466,968
11,846	XL Capital Ltd., Class A	853,149

		40,637,776

Real Estate Investment Trusts (REITs) — 1.1%
6,330	Apartment Investment and Management Company, Class A	354,607
14,595	Archstone-Smith Trust	849,575
7,786	Boston Properties, Inc.	871,098
23,059	Equity Office Properties Trust	1,110,752
19,165	Equity Residential	972,624
14,754	Kimco Realty Corporation	663,192

See Notes to Financial Statements.

8

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (Continued)
11,614	Plum Creek Timber Company, Inc.	$462,818
16,234	ProLogis	986,540
8,260	Public Storage, Inc.	805,350
14,518	Simon Property Group, Inc.	1,470,528
8,471	Vornado Realty Trust	1,029,226

		9,576,310

Real Estate Management & Development — 0.1%
12,122	CB Richard Ellis Group, Inc. †	402,450
14,064	Realogy Corporation †	426,421

		828,871

Thrifts & Mortgage Finance — 1.4%
40,966	Countrywide Financial Corporation	1,739,007
45,465	Federal Home Loan Mortgage Corporation	3,087,073
63,969	Federal National Mortgage Association	3,799,119
5,446	MGIC Investment Corporation	340,593
23,579	Sovereign Bancorp, Inc.	598,671
62,012	Washington Mutual, Inc.	2,820,926

		12,385,389

Total Financials		186,222,992

Health Care — 11.7%
Biotechnology — 1.3%
76,531	Amgen Inc. †	5,227,833
22,117	Biogen Idec Inc. †	1,087,935
24,434	Celgene Corporation †	1,405,688
17,495	Genzyme Corporation †	1,077,342
30,167	Gilead Sciences, Inc. †	1,958,743
15,693	MedImmune, Inc. †	507,983

		11,265,524

Health Care Equipment & Supplies — 1.6%
3,662	Bausch & Lomb, Inc.	190,644
42,936	Baxter International, Inc.	1,991,801
16,180	Becton, Dickinson and Company	1,135,027
16,068	Biomet, Inc.	663,126
77,361	Boston Scientific Corporation †	1,329,062
7,051	C.R. Bard, Inc.	585,021
10,222	Hospira, Inc. †	343,255

See Notes to Financial Statements.

9

Munder Index 500 Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Equipment & Supplies (Continued)
75,521	Medtronic, Inc.	$4,041,129
23,189	St. Jude Medical, Inc. †	847,790
19,500	Stryker Corporation	1,074,645
15,656	Zimmer Holdings, Inc. †	1,227,117

		13,428,617

Health Care Providers & Services — 2.4%
34,246	Aetna, Inc.	1,478,742
12,602	AmerisourceBergen Corporation	566,586
26,571	Cardinal Health, Inc.	1,711,969
27,978	Caremark Rx, Inc.	1,597,824
6,989	CIGNA Corporation	919,543
10,454	Coventry Health Care, Inc. †	523,223
8,885	Express Scripts, Inc. †	636,166
15,782	Health Management Associates, Inc., Class A	333,158
10,905	Humana, Inc. †	603,155
8,227	Laboratory Corporation of America Holdings †	604,438
5,018	Manor Care, Inc.	235,445
19,417	McKesson Corporation	984,442
19,250	Medco Health Solutions, Inc. †	1,028,720
9,116	Patterson Companies, Inc. †	323,709
10,493	Quest Diagnostics Incorporated	556,129
30,921	Tenet Healthcare Corporation †	215,519
88,371	UnitedHealth Group, Inc.	4,748,174
40,677	WellPoint, Inc. †	3,200,873

		20,267,815

Health Care Technology — 0.0%#
13,018	IMS Health, Inc.	357,735

Life Sciences Tools & Services — 0.3%
12,019	Applera Corporation — Applied Biosystems Group	440,977
3,629	Millipore Corporation †	241,691
8,067	PerkinElmer, Inc.	179,330
26,772	Thermo Electron Corporation †	1,212,504
6,658	Waters Corporation †	326,042

		2,400,544

See Notes to Financial Statements.

10

Shares		Value

Health Care (Continued)
Pharmaceuticals — 6.1%
100,696	Abbott Laboratories	$4,904,902
10,272	Allergan, Inc.	1,229,969
7,241	Barr Pharmaceuticals, Inc. †	362,919
129,029	Bristol-Myers Squibb Company	3,396,043
64,588	Eli Lilly and Company	3,365,035
20,779	Forest Laboratories, Inc. †	1,051,417
190,216	Johnson & Johnson (a)	12,558,060
15,949	King Pharmaceuticals, Inc. †	253,908
142,431	Merck & Co. Inc.	6,209,992
13,902	Mylan Laboratories, Inc.	277,484
473,051	Pfizer, Inc. (a)	12,252,021
97,266	Schering-Plough Corporation	2,299,368
6,963	Watson Pharmaceuticals, Inc. †	181,247
88,352	Wyeth	4,498,884

		52,841,249

Total Health Care		100,561,484

Industrials — 10.5%
Aerospace & Defense — 2.3%
51,877	Boeing Company (The)	4,608,753
26,547	General Dynamics Corporation	1,973,770
8,185	Goodrich Corporation	372,827
53,568	Honeywell International, Inc.	2,423,416
8,381	L-3 Communications Holdings, Inc.	685,398
23,360	Lockheed Martin Corporation	2,150,755
22,661	Northrop Grumman Corporation	1,534,150
29,170	Raytheon Company	1,540,176
10,969	Rockwell Collins, Inc.	694,228
65,845	United Technologies Corporation	4,116,629

		20,100,102

Air Freight & Logistics — 0.9%
20,117	FedEx Corporation	2,185,109
70,431	United Parcel Service, Inc., Class B	5,280,916

		7,466,025

Airlines — 0.1%
51,949	Southwest Airlines Co.	795,859

See Notes to Financial Statements.

11

Munder Index 500 Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Building Products — 0.1%
11,380	American Standard Companies, Inc.	$521,773
25,862	Masco Corporation	772,498

		1,294,271

Commercial Services & Supplies — 0.5%
16,658	Allied Waste Industries, Inc. †	204,727
6,431	Avery Dennison Corporation	436,858
8,953	Cintas Corporation	355,524
8,209	Equifax, Inc.	333,285
8,421	Monster Worldwide, Inc. †	392,755
14,556	Pitney Bowes, Inc.	672,342
14,223	R.R. Donnelley & Sons Company	505,485
10,994	Robert Half International, Inc.	408,097
35,100	Waste Management, Inc.	1,290,627

		4,599,700

Construction & Engineering — 0.1%
5,966	Fluor Corporation	487,124

Electrical Equipment — 0.5%
11,090	American Power Conversion Corporation	339,243
6,235	Cooper Industries, Ltd., Class A	563,831
52,640	Emerson Electric Co.	2,320,898
11,164	Rockwell Automation, Inc.	681,897

		3,905,869

Industrial Conglomerates — 3.9%
48,310	3M Company	3,764,798
676,277	General Electric Company (a)	25,164,267
8,229	Textron, Inc.	771,633
130,481	Tyco International Ltd.	3,966,623

		33,667,321

Machinery — 1.4%
42,679	Caterpillar, Inc.	2,617,503
3,580	Cummins, Inc.	423,084
15,549	Danaher Corporation	1,126,370
15,168	Deere & Company	1,442,022
13,394	Dover Corporation	656,574
9,775	Eaton Corporation	734,493

See Notes to Financial Statements.

12

Shares		Value

Industrials (Continued)
Machinery (Continued)
27,521	Illinois Tool Works, Inc.	$1,271,195
20,115	Ingersoll-Rand Company Limited, Class A	787,100
12,117	ITT Industries, Inc.	688,488
16,290	PACCAR Inc.	1,057,221
8,031	Pall Corporation	277,471
7,736	Parker-Hannifin Corporation	594,744
6,700	Terex Corporation †	432,686

		12,108,951

Road & Rail — 0.7%
23,566	Burlington Northern Santa Fe Corporation	1,739,406
28,550	CSX Corporation	982,977
26,038	Norfolk Southern Corporation	1,309,451
4,222	Ryder System, Inc.	215,575
17,695	Union Pacific Corporation	1,628,294

		5,875,703

Trading Companies & Distributors — 0.0%#
4,797	W.W. Grainger, Inc.	335,502

Total Industrials		90,636,427

Information Technology — 14.7%
Communications Equipment — 2.6%
7,986	ADC Telecommunications, Inc. †	116,037
29,792	Avaya, Inc. †	416,492
5,752	Ciena Corp †	159,388
398,409	Cisco Systems, Inc. †	10,888,518
13,252	Comverse Technology, Inc. †	279,750
102,628	Corning, Incorporated †	1,920,170
13,848	JDS Uniphase Corporation †	230,708
37,116	Juniper Networks, Inc. †	702,977
158,601	Motorola, Inc.	3,260,836
108,418	QUALCOMM Incorporated	4,097,116
28,983	Tellabs, Inc. †	297,365

		22,369,357

Computers & Peripherals — 3.6%
55,798	Apple Computer, Inc. †	4,733,902
149,032	Dell, Inc. †	3,739,213
144,491	EMC Corporation †	1,907,281

See Notes to Financial Statements.

13

Munder Index 500 Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Computers & Peripherals (Continued)
179,693	Hewlett-Packard Company	$7,401,555
98,826	International Business Machines Corporation (a)	9,600,946
6,424	Lexmark International, Inc., Class A †	470,237
11,691	NCR Corporation †	499,907
24,526	Network Appliance, Inc. †	963,381
10,342	QLogic Corporation †	226,697
14,763	SanDisk Corporation †	635,252
230,905	Sun Microsystems, Inc. †	1,251,505

		31,429,876

Electronic Equipment & Instruments — 0.3%
26,811	Agilent Technologies, Inc. †	934,363
12,116	Jabil Circuit, Inc.	297,448
9,301	Molex Incorporated	294,191
34,957	Sanmina-SCI Corporation †	120,602
60,000	Solectron Corporation †	193,200
16,997	Symbol Technologies, Inc.	253,935
5,703	Tektronix, Inc.	166,356

		2,260,095

Information Technology Services — 1.1%
8,077	Affiliated Computer Services, Inc., Class A †	394,481
36,123	Automatic Data Processing, Inc.	1,779,058
9,600	Cognizant Technology Solutions Corporation, Class A †	740,736
11,265	Computer Sciences Corporation †	601,213
9,039	Convergys Corporation †	214,947
33,933	Electronic Data Systems Corporation	934,854
10,620	Fidelity National Information Services, Inc.	425,756
50,241	First Data Corporation	1,282,150
11,361	Fiserv, Inc. †	595,544
22,213	Paychex, Inc.	878,302
8,978	Sabre Holdings Corporation, Class A	286,308
22,606	Unisys Corporation †	177,231
50,284	Western Union Company (The)	1,127,367

		9,437,947

Internet Software & Services — 1.3%
75,913	eBay, Inc. †	2,282,704
14,060	Google Inc., Class A †	6,474,349

See Notes to Financial Statements.

14

Shares		Value

Information Technology (Continued)
Internet Software & Services (Continued)
16,082	VeriSign, Inc. †	$386,772
80,315	Yahoo! Inc. †	2,051,245

		11,195,070

Office Electronics — 0.1%
63,328	Xerox Corporation †	1,073,410

Semiconductors & Semiconductor Equipment — 2.4%
35,992	Advanced Micro Devices, Inc. †	732,437
23,739	Altera Corporation †	467,184
22,437	Analog Devices, Inc.	737,504
91,121	Applied Materials, Inc.	1,681,182
30,766	Broadcom Corporation, Class A †	994,049
378,286	Intel Corporation	7,660,292
13,061	KLA-Tencor Corporation	649,785
19,613	Linear Technology Corporation	594,666
26,283	LSI Logic Corporation †	236,547
21,039	Maxim Integrated Products, Inc.	644,214
49,494	Micron Technology, Inc. †	690,936
18,931	National Semiconductor Corporation	429,734
8,395	Novellus Systems, Inc. †	288,956
23,595	NVIDIA Corporation †	873,251
13,765	PMC-Sierra, Inc. †	92,363
12,450	Teradyne, Inc. †	186,252
97,352	Texas Instruments Incorporated	2,803,738
22,059	Xilinx, Inc.	525,225

		20,288,315

Software — 3.3%
38,271	Adobe Systems Incorporated †	1,573,704
15,201	Autodesk, Inc. †	615,032
13,455	BMC Software, Inc. †	433,251
26,944	CA, Inc.	610,282
11,847	Citrix Systems, Inc. †	320,461
23,108	Compuware Corporation †	192,490
20,527	Electronic Arts, Inc. †	1,033,740
22,871	Intuit, Inc. †	697,794
567,548	Microsoft Corporation (a)	16,946,983
22,241	Novell, Inc. †	137,894

See Notes to Financial Statements.

15

Munder Index 500 Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Software (Continued)
262,459	Oracle Corporation †	$4,498,547
61,539	Symantec Corporation †	1,283,088

		28,343,266

Total Information Technology		126,397,336

Materials — 2.9%
Chemicals — 1.5%
14,455	Air Products & Chemicals, Inc.	1,015,897
3,894	Ashland Inc.	269,387
62,666	Dow Chemical Company (The)	2,502,880
60,345	E.I. du Pont de Nemours and Company	2,939,405
5,604	Eastman Chemical Company	332,373
11,698	Ecolab, Inc.	528,750
7,720	Hercules, Inc. †	149,073
5,373	International Flavors & Fragrances, Inc.	264,137
35,644	Monsanto Company	1,872,379
10,842	PPG Industries, Inc.	696,165
21,184	Praxair, Inc.	1,256,847
9,314	Rohm & Haas Company	476,132
4,521	Sigma-Aldrich Corporation	351,372

		12,654,797

Construction Materials — 0.0%#
6,194	Vulcan Materials Company	556,655

Containers & Packaging — 0.2%
7,098	Ball Corporation	309,473
7,141	Bemis Company, Inc.	242,651
8,730	Pactiv Corporation †	311,574
5,522	Sealed Air Corporation	358,488
7,018	Temple-Inland, Inc.	323,038

		1,545,224

Metals & Mining — 0.9%
56,887	Alcoa, Inc.	1,707,179
6,852	Allegheny Technologies, Inc.	621,339
12,919	Freeport-McMoRan Copper & Gold, Inc., Class B	719,976
29,537	Newmont Mining Corporation	1,333,596
19,820	Nucor Corporation	1,083,361

See Notes to Financial Statements.

16

Shares		Value

Materials (Continued)
Metals & Mining (Continued)
13,382	Phelps Dodge Corporation	$1,602,093
7,772	United States Steel Corporation	568,444

		7,635,988

Paper & Forest Products — 0.3%
29,848	International Paper Company	1,017,817
11,887	MeadWestvaco Corporation	357,323
15,518	Weyerhaeuser Company	1,096,347

		2,471,487

Total Materials		24,864,151

Telecommunication Services — 3.4%
Diversified Telecommunication Services — 2.8%
252,119	AT&T Inc.	9,013,254
119,670	BellSouth Corporation	5,637,654
7,530	CenturyTel, Inc.	328,760
21,118	Citizens Communications Company	303,466
9,807	Embarq Corporation	515,456
105,500	Qwest Communications International, Inc. †	883,035
191,538	Verizon Communications, Inc.	7,132,875
31,279	Windstream Corporation	444,787

		24,259,287

Wireless Telecommunication Services — 0.6%
24,512	ALLTEL Corporation	1,482,486
189,924	Sprint Nextel Corporation	3,587,664

		5,070,150

Total Telecommunication Services		29,329,437

Utilities — 3.4%
Electric Utilities — 1.5%
10,842	Allegheny Energy, Inc. †	497,756
25,952	American Electric Power Company, Inc.	1,105,036
21,375	Edison International	972,135
13,571	Entergy Corporation	1,252,875
44,018	Exelon Corporation	2,724,274
20,941	FirstEnergy Corp.	1,262,742
26,521	FPL Group, Inc.	1,443,273
6,776	Pinnacle West Capital Corporation	343,475

See Notes to Financial Statements.

17

Munder Index 500 Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Utilities (Continued)
Electric Utilities (Continued)
25,033	PPL Corporation	$897,183
16,958	Progress Energy, Inc.	832,299
48,728	Southern Company (The)	1,796,114

		13,127,162

Gas Utilities — 0.1%
3,034	Nicor, Inc.	141,991
2,620	Peoples Energy Corporation	116,774
5,800	Questar Corporation	481,690

		740,455

Independent Power Producers & Energy Traders — 0.4%
43,574	AES Corporation (The) †	960,371
11,809	Constellation Energy Group, Inc.	813,286
24,835	Dynegy, Inc., Class A †	179,805
30,129	TXU Corp.	1,633,293

		3,586,755

Multi-Utilities — 1.4%
13,532	Ameren Corporation	727,074
20,524	CenterPoint Energy, Inc.	340,288
14,593	CMS Energy Corporation †	243,703
16,790	Consolidated Edison, Inc.	807,095
23,206	Dominion Resources, Inc.	1,945,591
11,675	DTE Energy Company	565,187
82,383	Duke Energy Corporation	2,735,939
11,499	KeySpan Corporation	473,529
17,910	NiSource, Inc.	431,631
22,884	PG&E Corporation	1,083,100
16,546	Public Service Enterprise Group, Inc.	1,098,323
17,484	Sempra Energy	979,803
13,724	TECO Energy, Inc.	236,465
26,694	Xcel Energy, Inc.	615,564

		12,283,292

Total Utilities		29,737,664

TOTAL COMMON STOCKS
(Cost $406,543,407)		836,078,099

See Notes to Financial Statements.

18

Shares		Value

INVESTMENT COMPANY SECURITY — 2.6%
(Cost $22,974,108)
22,974,108	Institutional Money Market Fund — Comerica Class Y Shares (b)	$22,974,108

Principal
Amount

U.S. TREASURY BILL — 0.5%
(Cost $4,182,170)
$4,200,000	4.930% due 02/01/2007 (a),(c)	4,182,170

REPURCHASE AGREEMENT — 0.9%
(Cost $7,658,000)
7,658,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $7,662,127 on 01/02/2007, collateralized by $7,985,000 FHLMC, 5.000% maturing 12/14/2018 (value $7,815,319)	7,658,000

TOTAL INVESTMENTS
(Cost $441,357,685)	101.0%	870,892,377
OTHER ASSETS AND LIABILITIES (NET)	(1.0)	(8,697,853)

NET ASSETS	100.0%	$862,194,524

#	Amount represents less than 0.1% of net assets.

†	Non-income producing security.

(a)	Security, or a portion thereof, pledged as collateral for futures contracts.

(b)	Affiliated company securities (see Notes to Financial Statements, Note 3 and Note 6).

(c)	Rate represents annualized yield at date of purchase.

ABBREVIATION:

FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

19

Munder Index 500 Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $410,393,314)	$839,648,765
Securities of affiliated companies (cost — $23,306,371)	23,585,612
Repurchase agreement (cost — $7,658,000)	7,658,000

Total Investments	870,892,377
Cash	36
Interest receivable	3,095
Dividends receivable	1,236,459
Receivable for investment securities sold	137,094
Receivable for Fund shares sold	2,916,774
Prepaid expenses and other assets	55,619

Total Assets	875,241,454

LIABILITIES:
Payable for Fund shares redeemed	12,111,274
Variation margin payable on open futures contracts	135,515
Transfer agency/record keeping fees payable	349,115
Distribution and shareholder servicing fees payable — Class A, B and R Shares	136,716
Trustees’ fees and expenses payable	75,802
Administration fees payable	69,590
Shareholder servicing fees payable — Class K Shares	47,295
Custody fees payable	18,206
Investment advisory fees payable	8,900
Accrued expenses and other payables	94,517

Total Liabilities	13,046,930

NET ASSETS	$862,194,524

Investments, at cost	$441,357,685

See Notes to Financial Statements.

20

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(53,118)
Accumulated net realized loss on investments sold	(44,722,344)
Net unrealized appreciation of investments	429,409,818
Paid-in capital	477,560,168

$862,194,524

NET ASSETS:
Class A Shares	$495,432,463

Class B Shares	$69,979,721

Class K Shares	$218,167,453

Class R Shares	$990,816

Class Y Shares	$77,624,071

SHARES OUTSTANDING:
Class A Shares	16,802,369

Class B Shares	2,372,594

Class K Shares	7,402,628

Class R Shares	33,605

Class Y Shares	2,627,432

CLASS A SHARES:
Net asset value and redemption price per share	$29.49

Maximum sales charge	2.50%
Maximum offering price per share	$30.25

CLASS B SHARES:
Net asset value and offering price per share*	$29.50

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$29.47

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$29.48

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$29.54

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

21

Munder Index 500 Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$435,056
Dividends on securities of unaffiliated companies	8,074,473
Dividends on securities of affiliated companies	84,343

Total Investment Income	8,593,872

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	608,145
Class B Shares	363,852
Class R Shares	2,220
Shareholder servicing fees:
Class K Shares	270,950
Investment advisory fees	525,527
Transfer agency/record keeping fees	517,850
Administration fees	446,976
Custody fees	90,623
Legal and audit fees	32,799
Registration and filing fees	31,153
Trustees’ fees and expenses	23,534
Other	91,499

Total Expenses	3,005,128
Fees waived by distributor	(181,967)

Net Expenses	2,823,161

NET INVESTMENT INCOME	5,770,711

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions of unaffiliated companies	20,510,548
Security transactions of affiliated company	13,311
Futures contracts	2,391,110
Net change in unrealized appreciation/(depreciation) of:
Securities	71,120,880
Futures contracts	(641,036)

Net realized and unrealized gain on investments	93,394,813

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$99,165,524

See Notes to Financial Statements.

22

Munder Index 500 Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment income	$5,770,711	$11,611,710
Net realized gain from security transactions and futures contracts	22,914,969	37,689,674
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	70,479,844	22,918,079

Net increase in net assets resulting from operations	99,165,524	72,219,463
Dividends to shareholders from net investment income:
Class A Shares	(3,422,744)	(6,265,044)
Class B Shares	(405,384)	(1,059,104)
Class K Shares	(1,516,652)	(3,058,791)
Class R Shares	(5,405)	(1,764)
Class Y Shares	(643,484)	(1,201,028)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(24,738,929)	(22,893,683)
Class B Shares	(14,684,584)	(66,354,185)
Class K Shares	(16,612,805)	(80,118,651)
Class R Shares	662,886	183,480
Class Y Shares	(3,574,786)	(12,496,403)
Short-term trading fees	16,082	40,683

Net increase/(decrease) in net assets	34,239,719	(121,005,027)
NET ASSETS:
Beginning of period	827,954,805	948,959,832

End of period	$862,194,524	$827,954,805

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(53,118)	$169,840

See Notes to Financial Statements.

23

Munder Index 500 Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold*	$45,050,960	$123,685,545
Issued as reinvestment of dividends	2,725,126	5,008,895
Redeemed	(72,515,015)	(151,588,123)

Net decrease	$(24,738,929)	$(22,893,683)

Class B Shares:
Sold	$1,444,723	$3,819,284
Issued as reinvestment of dividends	298,667	770,965
Redeemed*	(16,427,974)	(70,944,434)

Net decrease	$(14,684,584)	$(66,354,185)

Class K Shares:
Sold	$10,940,740	$30,328,967
Issued as reinvestment of dividends	1,065,581	1,980,971
Redeemed	(28,619,126)	(112,428,589)

Net decrease	$(16,612,805)	$(80,118,651)

Class R Shares:
Sold	$802,345	$183,151
Issued as reinvestment of dividends	5,405	1,764
Redeemed	(144,864)	(1,435)

Net increase	$662,886	$183,480

Class Y Shares:
Sold	$6,073,858	$10,689,302
Issued as reinvestment of dividends	544,390	720,563
Redeemed	(10,193,034)	(23,906,268)

Net decrease	$(3,574,786)	$(12,496,403)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

24

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold*	1,613,920	4,738,487
Issued as reinvestment of dividends	94,659	191,779
Redeemed	(2,583,021)	(5,790,519)

Net decrease	(874,442)	(860,253)

Class B Shares:
Sold	51,501	146,320
Issued as reinvestment of dividends	10,376	29,574
Redeemed*	(593,729)	(2,716,772)

Net decrease	(531,852)	(2,540,878)

Class K Shares:
Sold	390,688	1,166,912
Issued as reinvestment of dividends	37,018	75,906
Redeemed	(1,021,617)	(4,292,651)

Net decrease	(593,911)	(3,049,833)

Class R Shares:
Sold	30,946	7,076
Issued as reinvestment of dividends	188	67
Redeemed	(5,296)	(55)

Net increase	25,838	7,088

Class Y Shares:
Sold	215,053	407,596
Issued as reinvestment of dividends	18,866	27,409
Redeemed	(357,974)	(920,294)

Net decrease	(124,055)	(485,289)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

25

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06	6/30/05	6/30/04	6/30/03(c)	6/30/02

Net asset value, beginning of period	$26.42		$24.80	$23.81	$20.33	$20.65	$25.57

Income/(loss) from investment operations:
Net investment income	0.19		0.34	0.36	0.23	0.20	0.22
Net realized and unrealized gain/(loss) on investments	3.08		1.63	0.99	3.48	(0.32)	(4.93)

Total from investment operations	3.27		1.97	1.35	3.71	(0.12)	(4.71)

Less distributions:
Dividends from net investment income	(0.20)		(0.35)	(0.36)	(0.23)	(0.20)	(0.21)

Total distributions	(0.20)		(0.35)	(0.36)	(0.23)	(0.20)	(0.21)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$29.49		$26.42	$24.80	$23.81	$20.33	$20.65

Total return(b)	12.40%		7.95%	5.67%	18.33%	(0.47)%	(18.48)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$495,432		$467,002	$459,667	$436,216	$373,247	$340,271
Ratio of operating expenses to average net assets	0.66	%(e)	0.66%	0.65%	0.67%	0.70%	0.55%
Ratio of net investment income to average net assets	1.35	%(e)	1.29%	1.48%	1.03%	1.09%	0.92%
Portfolio turnover rate	1%		6%	4%	2%	8%	3%
Ratio of operating expenses to average net assets without expense waivers	0.66	%(e)	0.66%	0.65%	0.68%	0.70%	0.64%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 9, 1992 and October 31, 1995, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

26

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/06		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06	6/30/05	6/30/04	6/30/03(c)	6/30/02

$26.43		$24.80	$23.82	$20.33	$20.65	$25.58

0.15		0.25	0.29	0.17	0.16	0.13
3.08		1.66	0.99	3.50	(0.32)	(4.93)

3.23		1.91	1.28	3.67	(0.16)	(4.80)

(0.16)		(0.28)	(0.30)	(0.18)	(0.16)	(0.13)

(0.16)		(0.28)	(0.30)	(0.18)	(0.16)	(0.13)

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

$29.50		$26.43	$24.80	$23.82	$20.33	$20.65

12.25%		7.72%	5.37%	18.08%	(0.72)%	(18.79)%

$69,980		$76,756	$135,069	$215,549	$227,447	$281,790
0.91	%(e)	0.91%	0.90%	0.92%	0.95%	0.89%
1.09	%(e)	1.04%	1.23%	0.78%	0.84%	0.58%
1%		6%	4%	2%	8%	3%
1.41	%(e)	1.41%	1.40%	1.43%	1.45%	1.39%

See Notes to Financial Statements.

27

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	K Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06	6/30/05	6/30/04	6/30/03(c)	6/30/02

Net asset value, beginning of period	$26.41		$24.79	$23.80	$20.32	$20.64	$25.56

Income/(loss) from investment operations:
Net investment income	0.19		0.35	0.36	0.23	0.21	0.19
Net realized and unrealized gain/(loss) on investments	3.07		1.62	0.99	3.48	(0.33)	(4.92)

Total from investment operations	3.26		1.97	1.35	3.71	(0.12)	(4.73)

Less distributions:
Dividends from net investment income	(0.20)		(0.35)	(0.36)	(0.23)	(0.20)	(0.19)

Total distributions	(0.20)		(0.35)	(0.36)	(0.23)	(0.20)	(0.19)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$29.47		$26.41	$24.79	$23.80	$20.32	$20.64

Total return(b)	12.36%		7.95%	5.68%	18.34%	(0.47)%	(18.56)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$218,167		$211,158	$273,790	$299,782	$307,427	$207,675
Ratio of operating expenses to average net assets	0.66	%(e)	0.66%	0.65%	0.67%	0.70%	0.64%
Ratio of net investment income to average net assets	1.35	%(e)	1.29%	1.48%	1.03%	1.09%	0.83%
Portfolio turnover rate	1%		6%	4%	2%	8%	3%
Ratio of operating expenses to average net assets without expense waivers	0.66	%(e)	0.66%	0.65%	0.68%	0.70%	0.64%

(a)	Class K Shares and Class R Shares of the Fund commenced operations on December 7, 1992 and July 29, 2004, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

28

R Shares

Period Ended		Year	Period
12/31/06		Ended	Ended
(Unaudited)		06/30/06	06/30/05

$26.42		$24.80	$22.98

0.16		0.27	0.32
3.06		1.63	1.81

3.22		1.90	2.13

(0.16)		(0.28)	(0.31)

(0.16)		(0.28)	(0.31)

0.00	(d)	0.00 (d)	0.00	(d)

$29.48		$26.42	$24.80

12.22%		7.68%	9.26%

$991		$205	$17
0.91	%(e)	0.91%	0.90	%(e)
1.13	%(e)	1.04%	1.24	%(e)
1%		6%	4%
0.91	%(e)	0.91%	0.90	%(e)

See Notes to Financial Statements.

29

Munder Index 500 Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06	6/30/05	6/30/04	6/30/03(c)	6/30/02

Net asset value, beginning of period	$26.47		$24.84	$23.85	$20.37	$20.68	$25.62

Income/(loss) from investment operations:
Net investment income	0.23		0.44	0.44	0.29	0.25	0.27
Net realized and unrealized gain/(loss) on investments	3.08		1.60	0.97	3.48	(0.31)	(4.97)

Total from investment operations	3.31		2.04	1.41	3.77	(0.06)	(4.70)

Less distributions:
Dividends from net investment income	(0.24)		(0.41)	(0.42)	(0.29)	(0.25)	(0.24)

Total distributions	(0.24)		(0.41)	(0.42)	(0.29)	(0.25)	(0.24)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$29.54		$26.47	$24.84	$23.85	$20.37	$20.68

Total return(b)	12.52%		8.20%	5.97%	18.59%	(0.17)%	(18.40)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$77,624		$72,834	$80,418	$87,010	$72,148	$68,555
Ratio of operating expenses to average net assets	0.41	%(e)	0.41%	0.40%	0.42%	0.45%	0.39%
Ratio of net investment income to average net assets	1.60	%(e)	1.54%	1.73%	1.28%	1.34%	1.08%
Portfolio turnover rate	1%		6%	4%	2%	8%	3%
Ratio of operating expenses to average net assets without expense waivers	0.41	%(e)	0.41%	0.40%	0.43%	0.45%	0.39%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

30

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1. Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Index 500 Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide performance and income that is comparable to the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500®”), a widely recognized unmanaged index that measures the performance of the large-cap sector of the U.S. stock market. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

31

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: During the period ended December 31, 2006, the Fund entered into futures contracts for cash management purposes (i.e., attempting to remain fully invested while maintaining liquidity), to gain exposure to an investment in a manner other than in the asset directly, or for hedging purposes (attempting to reduce risk by offsetting one investment position with another). Upon entering into a futures contract, the Fund deposits with the broker, or pledges as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” When the Fund has an open futures contract, subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in futures contracts are recorded as net unrealized appreciation/(depreciation) of futures contracts. The Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the

32

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Security purchased or sold on a when-issued or delayed basis may be settled after the customary settlement period. The Fund instructs the custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

33

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3. Investment Advisor, Sub-Advisor, Administrator and Other Related Party Transactions

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% (87% on a fully diluted basis) of Munder Capital Management (the “Advisor”), including its World Asset Management division, which was responsible for managing the Fund during that period.

    On December 29, 2006, Comerica sold its interest in the Advisor, but retained ownership of World Asset Management, which became World Asset Management, Inc. (“World”), a wholly-owned subsidiary of Comerica Bank. World continues to serve as sub-advisor for the Fund.

    For its advisory services, during the six months ended December 31, 2006, the Advisor earned from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.20% on the first $250 million; 0.12% on the next $250 million; and 0.07% on assets exceeding $500 million. During the six months ended December 31, 2006, the Fund paid an annual effective rate of 0.1231% for advisory services.

    Pursuant to a sub-advisory agreement with the Advisor that became effective December 29, 2006, World is responsible for the management of the Fund, including all decisions regarding purchases and sales of portfolio

34

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

securities. For its services with regard to the Fund, World is entitled to receive from the Advisor a fee, computed daily and payable monthly, based on the average daily net assets of the Fund at an annual rate of 0.12% on the first $10 million; 0.10% on the next $40 million; 0.08% on the next $50 million; 0.04% on the next $100 million; and 0.02% on assets exceeding $200 million.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $446,976 before payment of sub-administration fees and $298,986 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1047% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated companies in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $2,740 in advisory fees before waivers and expense reimbursements ($101 after waivers and reimbursements) and $1,134 in administration fees.

    Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For

35

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the period ended December 31, 2006, Comerica Bank was paid $3,785 for its administrative, record keeping and other related services provided to the Fund. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $11 from commissions on sales of Class A Shares for the six months ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

36

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class R	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the distributor. No payments are made under the Plan with regard to Class Y Shares. During the period ended December 31, 2006, the distributor voluntarily waived 0.50% of 12b-1 fees for Class B Shares of the Fund. For the period ended December 31, 2006, this waiver amounted to $181,967 and is reflected as fees waived by distributor in the accompanying Statement of Operations. Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $566 to Comerica Securities and $270,922 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class K and Class R shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $11,768,712 and $60,887,086, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $447,231,741, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $17,697,049 and net appreciation for financial reporting purposes was $429,534,692. At December 31, 2006, aggregate cost for financial reporting purposes was $441,357,685.

    At December 31, 2006, the Fund had the following open financial futures contracts:

		Notional	Market	Gross
		Value	Value	Unrealized
	Contracts	of Contracts	of Contracts	Depreciation

S&P 500 Index, September 2006	92	$32,978,073	$32,853,199	$(124,874)

37

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

6. Transactions with “Affiliated Companies”

    The term “affiliated companies” includes any company with control over an investment advisor to the Fund. At, or during the period ended December 31, 2006, the Fund held securities of the following affiliated company:

	Value	Purchased		Sold		Value
	at					at	Realized	Dividend
Affiliated Company	6/30/06	Cost	Shares	Cost	Shares	12/31/06	Gain	Income

Comerica Incorporated	$586,499	$—	—	$50,555	860	$611,504	$13,311	$13,175

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $4,435.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2006, distributions of $11,585,731 were paid to shareholders from ordinary income on a tax basis.

38

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital	Unrealized
Income	Loss Carryover	Appreciation	Total

$222,651	$(53,836,406)	$345,129,067	$291,515,312

    The differences between book and tax distributable earnings are primarily due to wash sales, tax accounting for futures contracts, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $53,836,406 of unused capital losses of which $46,211,332, $386,077 and $7,238,997 expire in 2011, 2012 and 2013, respectively.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $39,727,478.

10. Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	14,835,308
Against	238,651
Abstain	562,246
Broker Non-Votes	—
TOTAL	15,636,205

    2. A proposal seeking approval of a sub-advisory agreement with World Asset Management, Inc. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	14,808,205
Against	265,400
Abstain	562,600
Broker Non-Votes	—
TOTAL	15,636,205

39

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    3. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal and the results of the vote are as set forth below.

No. of Shares

For	5,013,986
Against	10,039,954
Abstain	582,265
Broker Non-Votes	—
TOTAL	15,636,205

11. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

40

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

12. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by

41

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor, through its World Asset Management division (“World”), had provided investment advisory services to the Fund, terminated automatically under applicable law. As part of the Transaction, World remained an indirect, wholly-owned subsidiary of Comerica.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds, and a New Sub-Advisory Agreement between the Advisor and World (“New Sub-Advisory Agreement”) on behalf of the Fund, to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement and New Sub-Advisory Agreement. At the Board meeting, the Board authorized the submission of each of the New Advisory Agreement and the New Sub-Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement and the New Sub-Advisory Agreement at a special meeting of shareholders held on October 26, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement and New Sub-Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by

42

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and the New Sub-Advisory Agreement and determining to submit them to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement and the New Sub-Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of

43

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement and the New Sub-Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits expected that were to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for

44

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    With respect to the Fund, the Board took note of the fact that the Advisor proposed to delegate to World certain investment advisory services contemplated under the New Advisory Agreement by means of a New Sub-Advisory Agreement between the Advisor and World. In this regard, the Board considered the mechanics and likely impact of the separation of World from the Advisor as part of the Transaction. In particular, they considered the impact these changes would have on the Fund and considered the Advisor’s contemplated process for overseeing and supervising the services that World would be providing to the Fund as a sub-adviser including the adequacy of World’s compliance program. The Advisor also addressed how the firm’s compliance responsibilities are expected to be divided and coordinated between the Advisor and World with respect to the Fund, including, for example, with respect to proxy voting.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement and the New Sub-Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer

45

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmark and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement and the New Sub-Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement and the New Sub-Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the

46

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement and the New Sub-Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the

47

Munder Index 500 Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Munder Funds as a group should not preclude approval of the New Advisory Agreement and the New Sub-Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and the New Sub-Advisory Agreement and unanimously voted to recommend the New Advisory Agreement and the New Sub-Advisory Agreement to shareholders for approval.

48

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49

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
SUB-ADVISOR

World Asset Management, Inc.
255 East Brown Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINDEX1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Intermediate
Bond Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. The Fund also invests in yankee securities (i.e., dollar-denominated securities of foreign issuers), which involve additional risks due to foreign economic and political conditions and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2006, which is further broken down by industry, where applicable, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Peter Root and Michael Vandenbossche

    The Fund generated a 4.09% return for the six months ended December 31, 2006, relative to the 4.26% return for the Lehman Brothers Intermediate Government/ Credit Bond Index and a 3.59% median return for the Lipper universe of short-intermediate investment grade debt funds.

    The Fund enjoyed a positive environment for bond investors during the six-month period ended December 31, 2006 and posted strong returns for the period. On a relative basis, however, the Fund lagged its Lehman Brothers benchmark due to the impact of expenses, which are not deducted from the benchmark’s returns.

    Considering the Fund’s investments, issue selection had the largest positive impact on Fund performance for the six-month period ended December 31, 2006. The sector weightings of the Fund also had a positive impact on relative performance, largely because of an underweight in U.S. Treasury obligations and an overweight in mortgage-backed securities and corporate bonds and notes. The Fund’s overweight in BBB- and A-rated securities also helped to boost the Fund’s relative return.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Intermediate Government/ Credit Bond Index is a weighted composite of maturities between one and ten years in (i) the Lehman Brothers Government Bond Index, which is made up of publicly issued, fixed-rate, non-convertible debt of the U.S. Treasury, U.S. government agencies, or quasi-federal corporations and corporate or foreign debt guaranteed by the U.S. government, and (ii) the Lehman Brothers Credit Index, which is made up of publicly issued, fixed-rate, non-convertible, investment-grade, U.S. corporate and specified foreign debentures and secured notes, including U.S. and non-U.S. industrial, utility and finance bonds, and sovereign, supranational, and non-U.S. agency and government debt securities. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short-intermediate investment grade debt funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,039.50	$5.24	1.02%
Class B	$1,000.00	$1,035.60	$9.08	1.77%
Class C	$1,000.00	$1,035.50	$9.13	1.78%
Class K	$1,000.00	$1,039.60	$5.24	1.02%
Class Y	$1,000.00	$1,040.90	$3.96	0.77%

Hypothetical
Class A	$1,000.00	$1,020.06	$5.19	1.02%
Class B	$1,000.00	$1,016.28	$9.00	1.77%
Class C	$1,000.00	$1,016.23	$9.05	1.78%
Class K	$1,000.00	$1,020.06	$5.19	1.02%
Class Y	$1,000.00	$1,021.32	$3.92	0.77%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Principal
Amount		Value

ASSET-BACKED SECURITIES — 9.8%
Auto Loan — 1.6%
$106,814	National City Auto Receivables Trust, Series 2004-A, Class A3, 2.110% due 07/15/2008	$106,676
4,156,365	Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.940% due 03/22/2010	4,100,567
637,868	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	630,150

		4,837,393

Credit Card — 6.1%
5,000,000	Bank One Issuance Trust, Series 2002-A3, Class A3, 3.590% due 05/17/2010	4,938,687
1,560,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 7.900% due 03/15/2011 (a),(b)	1,604,945
4,500,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.450% due 05/10/2013	4,561,015
2,400,000	MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7, 5.450% due 12/15/2011 (b)	2,406,581
5,050,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	5,484,749

		18,995,977

Home Equity Loans — 0.3%
249,981	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	248,462
553,052	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.640% due 03/25/2033 (b)	553,575

		802,037

See Notes to Financial Statements.

1

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

ASSET-BACKED SECURITIES (Continued)
Time Share Receivables — 0.9%
$2,805,773	Marriott Vacation Club Owner Trust, MTN, Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (c),(d),(e)	$2,722,439

Utilities — 0.7%
202,104	Connecticut RRB Special Purpose Trust, Series 2001-1, Class A3, 5.730% due 03/30/2009	202,222
2,047,309	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	2,057,085

		2,259,307

Other — 0.2%
640,110	Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.949% due 09/01/2010 (b),(c),(d),(f),(g)	640,110

TOTAL ASSET-BACKED SECURITIES
(Cost $30,579,828)		30,257,263

CORPORATE BONDS AND NOTES — 44.9%
Financials — 28.3%
5,000,000	AIG SunAmerica Institutional, MTN, 5.750% due 02/16/2009	5,049,955
2,000,000	Banco Mercantil Del Norte SA, 144A, YNK, 5.875% due 02/17/2014 (b),(c),(d),(f)	2,014,000
3,315,000	Bank of New York Co. Inc., 3.400% due 03/15/2013	3,240,830
3,265,000	Block Financial Corporation, 8.500% due 04/15/2007	3,290,023
4,850,000	CIT Group Inc., 5.400% due 03/07/2013	4,813,397
2,000,000	City National Corporation, 5.125% due 02/15/2013	1,958,624
2,000,000	Countrywide Home Loans, Inc., MTN, 5.625% due 07/15/2009	2,016,166
6,500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	6,889,708
2,680,000	HSBC Finance Corporation, 5.500% due 01/19/2016	2,692,650

See Notes to Financial Statements.

2

Principal
Amount		Value

Financials (Continued)
$3,000,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	$2,889,159
5,000,000	Inter-American Development Bank, YNK, 7.375% due 01/15/2010 (a)	5,338,200
	International Lease Finance Corporation:
2,650,000	4.375% due 11/01/2009 MTN	2,588,184
3,435,000	5.875% due 05/01/2013 (a)	3,507,403
3,000,000	Jackson National Life Global Funding, 144A, 5.250% due 03/15/2007 (c),(d),(e)	3,001,953
5,000,000	Key Bank National Association, MTN, 5.800% due 07/01/2014	5,072,900
3,365,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	3,521,944
2,540,000	Morgan Stanley Group, Inc., 5.375% due 10/15/2015	2,517,282
2,000,000	Ohio Casualty Corporation, 7.300% due 06/15/2014	2,135,210
6,900,000	Protective Life Secured Trust, MTN, 3.700% due 11/24/2008	6,705,206
1,750,000	RBS Capital Trust I, (becomes variable June 2013), 4.709% due 12/29/2049	1,663,564
3,000,000	Residential Capital Corp., MTN, 6.500% due 04/17/2013	3,040,305
2,320,000	SLM Corporation, MTN, 5.537% due 07/26/2010 (b)	2,320,515
800,000	Suntrust Bank, 5.450% due 12/01/2017	794,062
5,000,000	UBS Preferred Funding Trust II, (becomes variable June 2011), 7.247% due 06/26/2049	5,345,585
2,970,000	US Bank National Association, 2.870% due 02/01/2007	2,963,941
2,656,000	Westdeutsche Landesbank, 4.796% due 07/15/2015	2,547,441

		87,918,207

See Notes to Financial Statements.

3

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
Industrials — 14.7%
$3,485,000	American Standard, Inc., 7.375% due 02/01/2008	$3,542,907
	Centex Corp.,
4,000,000	6.500% due 05/01/2016	4,092,096
3,000,000	5.800% due 09/15/2009	3,020,808
4,475,000	Corporacion Andina De Fomento, YNK, 5.125% due 05/05/2015	4,306,395
4,550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	4,406,547
5,000,000	Home Depot Inc., 5.400% due 03/01/2016	4,890,230
3,775,000	Merck & Co., Inc., 4.750% due 03/01/2015	3,595,752
1,100,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	1,188,506
3,000,000	Sunoco Inc., 5.750% due 01/15/2017 (a)	2,934,879
1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	1,053,083
3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010	3,457,539
5,000,000	Union Texas Petroleum Holdings, Inc. , MAPS, (becomes variable April 2008), 7.000% due 04/15/2008	5,103,500
4,000,000	WMC Finance USA, YNK, 5.125% due 05/15/2013	3,931,048

		45,523,290

Utilities — 1.9%
2,420,000	Pepco Holdings, Inc., 6.450% due 08/15/2012	2,508,986
3,500,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	3,415,079

		5,924,065

TOTAL CORPORATE BONDS AND NOTES
(Cost $140,075,239)		139,365,562

See Notes to Financial Statements.

4

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES — 16.0%
Collateralized Mortgage Obligations (CMO) – Agency — 7.0%
	FHLMC:
$3,308,419	Series 1650 Class J, 6.500% due 06/15/2023	$3,335,291
4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027	3,958,326
8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027	7,922,112
4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,462,542
1,995,631	FNMA, Series 2003-63, Class GU, 4.000% due 07/25/2033	1,962,963

		21,641,234

Commercial Mortgage-Backed Securities — 4.6%
958,631	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	968,443
1,915,000	First Union National Bank – Chase, Series 1999-C2, Class C, 6.944% due 06/15/2031	1,980,537
2,000,000	GE Capital Commercial Mortgage Corporation, Series 2003-C2, Class A4, 5.145% due 07/10/2037	1,986,372
3,000,000	Morgan Stanley Capital I Inc., Series 2004-HQ4, Class A6, 4.830% due 04/14/2040	2,926,578
6,490,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.680% due 05/15/2043 (b)	6,631,680

		14,493,610

Mortgage Pass-Through Securities — 4.4%
	FHLMC:
95,707	Pool #A00813, 9.000% due 10/01/2020	99,961
284,349	Pool #F70013, Gold, 7.000% due 12/01/2011	292,043

See Notes to Financial Statements.

5

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

MORTGAGE-BACKED SECURITIES (Continued)
Mortgage Pass-Through Securities (Continued)
	FNMA:
$198,977	Pool #070225, 7.500% due 08/01/2018	$206,349
388,209	Pool #250550, 6.500% due 05/01/2026	398,571
703,955	Pool #251518, 6.000% due 02/01/2013	714,773
810,379	Pool #251760, 6.000% due 06/01/2013	823,038
804,397	Pool #323406, 5.953% due 11/01/2008 (b)	808,486
204,017	Pool #490365, 6.748% due 12/01/2028 (b)	207,832
2,266,679	Pool #555290, 4.913% due 02/01/2013	2,237,016
5,272,903	Pool #780620, 5.500% due 05/01/2034	5,219,153
876,523	Pool #790362, 4.899% due 08/01/2034 (b)	872,344
	GNMA:
120,298	Pool #780077, 8.000% due 03/15/2025	127,339
1,551,191	Pool #781008, 6.000% due 03/15/2029	1,576,658

		13,583,563

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $50,388,184)		49,718,407

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.8%
Government Sponsored Enterprises (GSE) — 8.8%
	FHLMC:
1,000,000	2.375% due 02/15/2007	996,686
1,050,000	5.625% due 03/15/2011	1,076,979
9,000,000	6.875% due 09/15/2010	9,586,791
	FNMA:
6,000,000	4.375% due 09/07/2007	5,962,980
3,600,000	5.250% due 04/15/2007	3,600,734

See Notes to Financial Statements.

6

Principal
Amount		Value

Government Sponsored Enterprises (GSE) (Continued) FNMA: (Continued)
$5,000,000	6.625% due 11/15/2010	$5,295,310
625,000	7.125% due 06/15/2010	668,188

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $27,284,037)		27,187,668

U.S. TREASURY OBLIGATIONS — 15.8%
U.S. Treasury Bonds — 0.5%
1,295,000	7.500% due 11/15/2016 (a)	1,573,627

U.S. Treasury Notes — 15.3%
565,000	2.625% due 03/15/2009	539,950
4,700,000	4.250% due 11/15/2013 (a)	4,575,892
5,500,000	4.500% due 11/15/2015 (a)	5,415,349
1,300,000	4.500% due 02/15/2016 (a)	1,279,281
14,480,000	4.625% due 10/31/2011 (a)	14,427,394
1,905,000	4.750% due 05/15/2014 (a)	1,909,911
700,000	5.000% due 08/15/2011 (a)	709,789
15,600,000	7.250% due 05/15/2016 (a)	18,543,892

		47,401,458

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $49,156,488)		48,975,085

FOREIGN GOVERNMENT OBLIGATIONS — 2.1%
Government — 2.1%
3,000,000	Chuo Mitsui Trust & Banking Co. Ltd. 144A, YNK, 5.506% due 04/15/2049 (b),(c),(d),(e)	2,865,417
1,800,000	ELM BV, 144A, YNK, 21.365% due 06/20/2013 (b),(c),(d),(f),(g)	1,728,000
2,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	1,955,456

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $6,795,563)		6,548,873

See Notes to Financial Statements.

7

Munder Intermediate Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

INVESTMENT COMPANY SECURITY — 1.3%
(Cost $4,021,780)
4,021,780	Institutional Money Market Fund—Comerica Class Y Shares (h)	$4,021,780

Principal
Amount

REPURCHASE AGREEMENT — 0.4%
(Cost $1,340,000)
1,340,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $1,340,722 on 01/02/2007, collateralized by $1,400,000 FHLMC 5.000% maturing 12/14/2018 (value $1,370,250)	1,340,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 18.0%
(Cost $55,940,020)
55,940,020	State Street Navigator Securities Lending Trust – Prime Portfolio (i)	55,940,020

TOTAL INVESTMENTS
(Cost $365,581,139)	117.1%	363,354,658
OTHER ASSETS AND LIABILITIES (Net)	(17.1)	(53,019,058)

NET ASSETS	100.0%	$310,335,600

(a)	Security, or a portion thereof, is on loan.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2006.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(f)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2006, securities subject

See Notes to Financial Statements.

8

to restrictions on resale that have not been deemed to be liquid represent $4,382,110, 1.4% of net assets.

Security	Acquisition Date	Cost

Zermatt CBO Limited, Series 1A, Class A, 144A, YNK, 5.949% due 09/01/2010	10/24/2005	$640,750
Banco Mercantil Del Norte SA, 144A, YNK, 5.875% due 02/17/2014	02/10/2004	1,995,822
ELM BV, 144A, YNK 21.365% due 06/20/2013	06/13/2006	1,800,000

(g)	Fair valued security as of December 31, 2006 (see Notes to Financial Statements, Note 2). At December 31, 2006, these securities represent $2,368,118, 0.7% of net assets.

(h)	Affiliated company security (see Notes to Financial Statements, Note 3).

(i)	At December 31, 2006, the market value of the securities on loan is $54,769,903.

OPEN CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING

				Fixed Payments
Underlying Debt		Notional	Termination	Paid per	Unrealized
Obligation	Counterparty	Amount	Date	Annum	Appreciation

Purchased Swap Centex Corp. 6.5% due 05/01/2016	Bank of America	$4,000,000	6/20/2016	0.84%	$8,000

ABBREVIATIONS:
FHLMC — Federal Home Loan Mortgage Corporation
FNMA  — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS  — Mandatory Putable Remarketable Security
MTN   — Medium Term Note
YNK   — Yankee Security

See Notes to Financial Statements.

9

Munder Intermediate Bond Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $360,219,359)	$357,992,878
Securities of affiliated company (cost — $4,021,780)	4,021,780
Repurchase agreement (cost — $1,340,000)	1,340,000

Total Investments	363,354,658
Cash	593
Interest receivable	3,490,373
Dividends receivable	34,520
Unrealized appreciation on credit default swap contracts	8,000
Receivable for investment securities sold	174,395
Receivable for Fund shares sold	411,126
Prepaid expenses and other assets	37,988

Total Assets	367,511,653

LIABILITIES:
Payable for Fund shares redeemed	998,831
Payable upon return of securities loaned	55,940,020
Shareholder servicing fees payable — Class K Shares	53,269
Trustees’ fees and expenses payable	54,970
Administration fees payable	33,560
Transfer agency/record keeping fees payable	31,034
Investment advisory fees payable	13,754
Custody fees payable	4,507
Distribution and shareholder servicing fees payable — Class A, B and C shares	3,188
Accrued expenses and other payables	42,920

Total Liabilities	57,176,053

NET ASSETS	$310,335,600

Investments, at cost	$365,581,139

*	Including $54,769,903 of securities loaned.

See Notes to Financial Statements.

10

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(901,465)
Accumulated net realized loss on investments sold	(20,616,977)
Net unrealized depreciation of investments	(2,218,481)
Paid-in capital	334,072,523

$310,335,600

NET ASSETS:
Class A Shares	$8,590,041

Class B Shares	$1,030,552

Class C Shares	$1,176,801

Class K Shares	$207,704,524

Class Y Shares	$91,833,682

SHARES OUTSTANDING:
Class A Shares	938,290

Class B Shares	112,900

Class C Shares	128,352

Class K Shares	22,730,980

Class Y Shares	10,045,183

CLASS A SHARES:
Net asset value and redemption price per share	$9.15

Maximum sales charge	4.00%
Maximum offering price per share	$9.53

CLASS B SHARES:
Net asset value and offering price per share*	$9.13

CLASS C SHARES:
Net asset value and offering price per share*	$9.17

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$9.14

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$9.14

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Intermediate Bond Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$7,962,855
Dividends on securities of affiliated company	40,773
Securities lending	20,883

Total Investment Income	8,024,511

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	10,997
Class B Shares	6,245
Class C Shares	5,584
Shareholder servicing fees:
Class K Shares	273,213
Investment advisory fees	802,878
Administration fees	213,881
Transfer agency/record keeping fees	84,391
Custody fees	34,457
Legal and audit fees	26,310
Registration and filing fees	24,918
Trustees’ fees and expenses	21,294
Other	35,507

Total Expenses	1,539,675

NET INVESTMENT INCOME	6,484,836

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions	(238,094)
Net change in unrealized appreciation/(depreciation) of:
Securities	6,355,650
Credit default swap contracts	8,000

Net realized and unrealized gain on investments	6,125,556

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,610,392

See Notes to Financial Statements.

12

Munder Intermediate Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment income	$6,484,836	$13,347,172
Net realized loss from security transactions	(238,094)	(2,671,197)
Net change in unrealized appreciation/(depreciation) of securities and credit default swap contracts	6,363,650	(12,143,048)

Net increase/(decrease) in net assets resulting from operations	12,610,392	(1,467,073)
Dividends to shareholders from net investment income:
Class A Shares	(203,005)	(396,422)
Class B Shares	(24,199)	(84,636)
Class C Shares	(22,199)	(31,240)
Class K Shares	(5,045,626)	(10,658,862)
Class Y Shares	(2,238,333)	(4,162,743)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(338,131)	138,415
Class B Shares	(303,926)	(2,500,548)
Class C Shares	289,715	(334,972)
Class K Shares	(18,294,358)	(36,007,034)
Class Y Shares	(940,510)	5,915,308

Net decrease in net assets	(14,510,180)	(49,589,807)
NET ASSETS:
Beginning of period	324,845,780	374,435,587

End of period	$310,335,600	$324,845,780

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(901,465)	$147,061

See Notes to Financial Statements.

13

Munder Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold*	$1,601,419	$4,430,273
Issued as reinvestment of dividends	139,362	264,834
Redeemed	(2,078,912)	(4,556,692)

Net increase/(decrease)	$(338,131)	$138,415

Class B Shares:
Sold	$282,901	$275,913
Issued as reinvestment of dividends	15,749	48,827
Redeemed*	(602,576)	(2,825,288)

Net decrease	$(303,926)	$(2,500,548)

Class C Shares:
Sold	$470,969	$301,286
Issued as reinvestment of dividends	11,193	16,089
Redeemed	(192,447)	(652,347)

Net increase/(decrease)	$289,715	$(334,972)

Class K Shares:
Sold	$5,282,485	$27,642,877
Issued as reinvestment of dividends	185,303	385,763
Redeemed	(23,762,146)	(64,035,674)

Net decrease	$(18,294,358)	$(36,007,034)

Class Y Shares:
Sold	$8,184,739	$23,369,700
Issued as reinvestment of dividends	1,613,404	1,653,479
Redeemed	(10,738,653)	(19,107,871)

Net increase/(decrease)	$(940,510)	$5,915,308

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold*	174,503	480,249
Issued as reinvestment of dividends	15,217	28,824
Redeemed	(226,861)	(496,742)

Net increase/(decrease)	(37,141)	12,331

Class B Shares:
Sold	31,031	30,028
Issued as reinvestment of dividends	1,725	5,309
Redeemed*	(66,059)	(306,973)

Net decrease	(33,303)	(271,636)

Class C Shares:
Sold	51,428	32,957
Issued as reinvestment of dividends	1,220	1,746
Redeemed	(20,997)	(70,428)

Net increase/(decrease)	31,651	(35,725)

Class K Shares:
Sold	578,280	2,995,325
Issued as reinvestment of dividends	20,279	42,068
Redeemed	(2,600,024)	(6,982,156)

Net decrease	(2,001,465)	(3,944,763)

Class Y Shares:
Sold	894,156	2,539,444
Issued as reinvestment of dividends	176,354	181,733
Redeemed	(1,178,106)	(2,087,437)

Net increase/(decrease)	(107,596)	633,740

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

15

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.01		$9.44	$9.42	$9.88	$9.50	$9.39

Income/(loss) from investment operations:
Net investment income	0.18		0.34	0.32	0.32	0.39	0.49
Net realized and unrealized gain/(loss) on investments	0.17		(0.38)	0.08	(0.40)	0.41	0.13

Total from investment operations	0.35		(0.04)	0.40	(0.08)	0.80	0.62

Less distributions:
Dividends from net investment income	(0.21)		(0.39)	(0.38)	(0.38)	(0.42)	(0.51)

Total distributions	(0.21)		(0.39)	(0.38)	(0.38)	(0.42)	(0.51)

Net asset value, end of period	$9.15		$9.01	$9.44	$9.42	$9.88	$9.50

Total return(b)	3.95%		(0.43)%	4.33%	(0.79)%	8.66%	6.71%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$8,590		$8,791	$9,093	$8,588	$10,222	$10,321
Ratio of operating expenses to average net assets	1.02	%(d)	1.02%	1.00%	1.00%	0.98%	0.94%
Ratio of net investment income to average net assets	3.95	%(d)	3.67%	3.33%	3.36%	3.98%	5.13%
Portfolio turnover rate	31%		52%	63%	86%	87%	85%
Ratio of operating expenses to average net assets without expense waivers	1.02	%(d)	1.02%	1.00%	1.00%	0.98%	0.94%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 24, 1992 and October 25, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

16

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/06(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$8.99		$9.42	$9.40	$9.85	$9.47	$9.36

0.15		0.26	0.24	0.25	0.31	0.41
0.17		(0.37)	0.09	(0.39)	0.42	0.14

0.32		(0.11)	0.33	(0.14)	0.73	0.55

(0.18)		(0.32)	(0.31)	(0.31)	(0.35)	(0.44)

(0.18)		(0.32)	(0.31)	(0.31)	(0.35)	(0.44)

$9.13		$8.99	$9.42	$9.40	$9.85	$9.47

3.56%		(1.17)%	3.56%	(1.43)%	7.87%	5.93%

$1,031		$1,314	$3,935	$7,812	$15,266	$11,608
1.77	%(d)	1.77%	1.75%	1.75%	1.73%	1.69%
3.20	%(d)	2.85%	2.57%	2.61%	3.23%	4.38%
31%		52%	63%	86%	87%	85%
1.77	%(d)	1.77%	1.75%	1.75%	1.73%	1.69%

See Notes to Financial Statements.

17

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.03		$9.46	$9.44	$9.89	$9.51	$9.40

Income/(loss) from investment operations:
Net investment income	0.15		0.27	0.24	0.25	0.31	0.42
Net realized and unrealized gain/(loss) on investments	0.17		(0.38)	0.09	(0.39)	0.42	0.13

Total from investment operations	0.32		(0.11)	0.33	(0.14)	0.73	0.55

Less distributions:
Dividends from net investment income	(0.18)		(0.32)	(0.31)	(0.31)	(0.35)	(0.44)

Total distributions	(0.18)		(0.32)	(0.31)	(0.31)	(0.35)	(0.44)

Net asset value, end of period	$9.17		$9.03	$9.46	$9.44	$9.89	$9.51

Total return(b)	3.55%		(1.16)%	3.54%	(1.42)%	7.83%	5.91%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$1,177		$873	$1,252	$1,531	$1,937	$1,321
Ratio of operating expenses to average net assets	1.78	%(d)	1.76%	1.75%	1.75%	1.73%	1.69%
Ratio of net investment income to average net assets	3.20	%(d)	2.89%	2.58%	2.61%	3.23%	4.38%
Portfolio turnover rate	31%		52%	63%	86%	87%	85%
Ratio of operating expenses to average net assets without expense waivers	1.78	%(d)	1.76%	1.75%	1.75%	1.73%	1.69%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on April 19, 1996 and November 20, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

18

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/06(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$9.00		$9.43	$9.41	$9.86	$9.48	$9.37

0.18		0.34	0.32	0.32	0.38	0.49
0.17		(0.38)	0.08	(0.39)	0.42	0.13

0.35		(0.04)	0.40	(0.07)	0.80	0.62

(0.21)		(0.39)	(0.38)	(0.38)	(0.42)	(0.51)

(0.21)		(0.39)	(0.38)	(0.38)	(0.42)	(0.51)

$9.14		$9.00	$9.43	$9.41	$9.86	$9.48

3.96%		(0.42)%	4.34%	(0.69)%	8.67%	6.72%

$207,705		$222,491	$270,367	$294,966	$238,012	$242,929
1.02	%(d)	1.02%	1.00%	1.00%	0.98%	0.94%
3.95	%(d)	3.66%	3.33%	3.36%	3.98%	5.13%
31%		52%	63%	86%	87%	85%
1.02	%(d)	1.02%	1.00%	1.00%	0.98%	0.94%

See Notes to Financial Statements.

19

Munder Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.00		$9.43	$9.41	$9.87	$9.49	$9.38

Income/(loss) from investment operations:
Net investment income	0.19		0.36	0.34	0.35	0.41	0.51
Net realized and unrealized gain/(loss) on investments	0.18		(0.38)	0.09	(0.40)	0.42	0.13

Total from investment operations	0.37		(0.02)	0.43	(0.05)	0.83	0.64

Less distributions:
Dividends from net investment income	(0.23)		(0.41)	(0.41)	(0.41)	(0.45)	(0.53)

Total distributions	(0.23)		(0.41)	(0.41)	(0.41)	(0.45)	(0.53)

Net asset value, end of period	$9.14		$9.00	$9.43	$9.41	$9.87	$9.49

Total return(b)	4.09%		(0.18)%	4.60%	(0.54)%	8.93%	6.99%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$91,834		$91,377	$89,788	$93,612	$81,411	$119,919
Ratio of operating expenses to average net assets	0.77	%(d)	0.77%	0.75%	0.75%	0.73%	0.69%
Ratio of net investment income to average net assets	4.20	%(d)	3.92%	3.58%	3.61%	4.23%	5.38%
Portfolio turnover rate	31%		52%	63%	86%	87%	85%
Ratio of operating expenses to average net assets without expense waivers	0.77	%(d)	0.77%	0.75%	0.75%	0.73%	0.69%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Annualized.

See Notes to Financial Statements.

20

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1. Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Intermediate Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are

21

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Credit Default Swap Contracts: The Fund may buy or sell credit default swap (“CDS”) contracts for the purpose of generating income or hedging the risk of default on portfolio securities. The income/(cost) of CDS contracts is accrued daily and is recorded as unrealized appreciation/(depreciation) on credit default swap contracts until payment is received/(made), at which time

22

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the unrealized appreciation/(depreciation) is reclassified to realized gain/(loss) on credit default swap contracts. In addition, CDS contracts are marked to market daily with changes in market value recorded as unrealized appreciation/ (depreciation) on credit default swap contracts. If a default event occurs with respect to the underlying debt obligation, the Fund will record a realized gain/(loss) on credit default swap contracts equal to the payment received/(made), net of unrealized appreciation/(depreciation) on credit default swap contracts and/or the value of securities exchanged. As a buyer in a CDS contract, the Fund is exposed to the risk that the counterparties to the contracts will be unable to meet the terms of their contracts. As a seller in a CDS contract, in order to “cover” its commitment under the contract, the Fund will instruct the custodian to segregate cash or liquid assets equal to the aggregate notional value of the underlying debt obligation or enter into an offsetting position.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

23

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $1 billion of assets, and 0.45% based on assets exceeding $1 billion. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.5000% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $213,881 before payment of sub-administration fees and $142,397 after payment of sub-administration fees for its administrative services to the Fund. During the

24

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

period ended December 31, 2006, the Fund paid an annual effective rate of 0.1332% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $1,571 in advisory fees before waivers and reimbursements ($58 after waivers and reimbursements) and $649 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $14,369 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

25

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $150 to Comerica Securities and $272,718 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $47,196,421 and $63,855,618, respectively, for the period ended December 31, 2006. Cost of purchases and proceeds from sales of U.S. government securities, excluding short-term investments were $49,895,430 and $50,161,974, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,647,484, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,873,965 and net depreciation for financial reporting purposes was

26

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

$2,226,481. At December 31, 2006, aggregate cost for financial reporting purposes was $365,581,139.

6. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $1,736.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2006, dividends of $15,333,903 were paid to shareholders from ordinary income on a tax basis.

    At December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Post	Capital	Unrealized
Income	October Loss	Loss Carryover	Depreciation	Total

$183,164	$(3,484,432)	$(13,899,855)	$(11,576,727)	$(28,777,850)

27

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    The differences between book and tax distributable earnings are primarily due to wash sales, premium amortization adjustments and deferred trustees’ fees.

    As determined at December 31, 2006, the Fund had available for Federal income tax purposes, $13,899,855 of unused capital losses of which $4,995,681, $5,157,371, $855,528 and $2,891,275 expire in 2008, 2009, 2013 and 2014, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2005 and June 30, 2006 of $3,484,432.

9. Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	33,524,364
Against	8,158
Abstain	52,982
Broker Non-Votes	—
TOTAL	33,585,504

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal and the results of the vote are as set forth below.

No. of Shares

For	461,726
Against	33,068,708
Abstain	55,070
Broker Non-Votes	—
TOTAL	33,585,504

28

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

10. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

29

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

30

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

14. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006, of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on October 26, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a

31

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information

32

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

33

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark blend of indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmark and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore,

34

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a

35

Munder Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

36

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37

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNIMDBD1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder International
Bond Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. International bond funds tend to fluctuate in value more than domestic bond funds, but less than stock funds. However, investors in any fixed income securities should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities, which increases the Fund’s risk because each investment has a greater effect on performance.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by currency exposure. A complete list of holdings as of December 31, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 CURRENCY EXPOSURE

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Sharon Fayolle and Paul LaCoursiere

    The Fund earned a return of 2.75% for the six months ended December 31, 2006, relative to the 2.99% return for the Citigroup Non-U.S. Dollar World Government Bond Index and the 2.90% return for the Lipper universe of international income funds.

    On an absolute basis, the Fund’s returns were consistent with the modest performance of the international bond market for the six-month period ended December 31, 2006. On a relative basis, compared to the Fund’s Citigroup benchmark, the slight lag in performance was principally due to the impact of expenses, which are not deducted from the benchmark’s return. Considering the performance of the Fund’s investments, currency exposure allocations had the largest impact on the Fund’s return. Underweights in the Polish zloty and the British pound had a negative impact on the relative performance of the Fund. These negative factors, however, were more than offset by the positive impact of the Fund’s overweight in the Mexican peso, Australian dollar and Swedish krona. Individual security selection was also a positive contributor to relative performance.

    Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Citigroup Non-U.S. Dollar World Government Bond Index is a market-weighted index that includes the government bond markets that are freely open to investors (excluding the United States) and have a total market capitalization of at least $20 billion, €15 billion and ¥2.5 trillion. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

    The Lipper universe of international income funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,025.10	$7.04	1.38%
Class B	$1,000.00	$1,021.60	$10.85	2.13%
Class C	$1,000.00	$1,021.30	$10.85	2.13%
Class K	$1,000.00	$1,026.10	$7.05	1.38%
Class Y	$1,000.00	$1,027.50	$5.77	1.13%

Hypothetical
Class A	$1,000.00	$1,018.25	$7.02	1.38%
Class B	$1,000.00	$1,014.47	$10.82	2.13%
Class C	$1,000.00	$1,014.47	$10.82	2.13%
Class K	$1,000.00	$1,018.25	$7.02	1.38%
Class Y	$1,000.00	$1,019.51	$5.75	1.13%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

[This Page Intentionally Left Blank]

vi

Munder International Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Principal
Amount			Value

FOREIGN BONDS AND NOTES — 89.9%
Australia — 2.9%
Corporate — 2.9%
AUD	2,500,000	General Electric Capital Australia Funding Pty Ltd.
		5.750% due 01/18/2011	$1,908,830

Austria — 6.0%
Government — 6.0%
		Republic of Austria:
EUR	1,770,000	4.300% due 07/15/2014	2,386,022
	1,100,000	4.650% due 01/15/2018	1,533,196

			3,919,218

Belgium — 2.8%
Government — 2.8%
		Kingdom of Belgium:
EUR	845,000	3.000% due 09/28/2008	1,099,430
	460,000	5.500% due 03/28/2028	723,938

			1,823,368

Canada — 2.0%
Government — 2.0%
JPY	154,000,000	Province of Quebec,
		1.600% due 05/09/2013	1,303,263

Denmark — 1.1%
Government — 1.1%
DKK	3,750,000	Kingdom of Denmark,
		6.000% due 11/15/2011	723,495

Finland — 3.8%
Government — 3.8%
EUR	1,750,000	Republic of Finland,
		5.375% due 07/04/2013	2,495,703

France — 6.7%
Government — 6.7%
		Republic of France:
EUR	1,015,000	4.000% due 10/25/2013	1,342,799
	935,000	5.500% due 04/25/2010	1,293,367
	1,125,000	5.500% due 04/25/2029	1,778,281

			4,414,447

See Notes to Financial Statements.

1

Munder International Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

FOREIGN BONDS AND NOTES (Continued)
Germany — 12.5%
Corporate — 8.5%
JPY	189,000,000	Bayerische Landesbank, MTN,
		1.400% due 04/22/2013	$1,586,201
GBP	1,500,000	KfW Bankengruppe
		5.375% due 01/29/2014	2,969,249
JPY	122,000,000	Landwirtschaftliche Rentenbank, MTN,
		0.650% due 09/30/2008	1,023,335

			5,578,785

Government — 4.0%
		Federal Republic of Germany:
EUR	1,720,000	4.250% due 07/04/2014	2,312,490
	225,000	5.250% due 07/04/2010	309,605

			2,622,095

			8,200,880

Greece — 3.1%
Government — 3.1%
EUR	1,500,000	Republic of Greece,
		4.500% due 05/20/2014	2,025,617

Italy — 5.7%
Government — 5.7%
		Republic of Italy:
JPY	95,000,000	0.650% due 03/20/2009	795,810
EUR	533,490	1.650% due 09/15/2008 (Inflation-Protected Security)	703,881
JPY	140,000,000	1.800% due 02/23/2010	1,204,701
EUR	750,000	5.000% due 02/01/2012	1,034,659

			3,739,051

Japan — 21.0%
Government — 21.0%
JPY	175,000,000	Development Bank of Japan, Global Bond,
		1.750% due 06/21/2010	1,507,057

See Notes to Financial Statements.

2

Principal
Amount			Value

Japan (Continued)
Government (Continued)
		Government of Japan:
	360,000,000	0.600% due 09/20/2008	$3,018,243
	500,000,000	1.400% due 06/20/2011	4,244,053
	385,000,000	1.900% due 03/20/2008	3,283,375
	203,000,000	Japan Financial Corporation for Municipal Enterprises,
		1.350% due 11/26/2013	1,690,153

			13,742,881

Mexico — 2.1%
Government — 2.1%
MXN	14,000,000	United Mexican States,
		8.000% due 12/17/2015	1,342,331

Netherlands — 8.0%
Corporate — 3.0%
EUR	1,000,000	Bank Nederlandse Gemeenten NV, MTN,
		4.375% due 07/04/2013	1,343,448
	500,000	Diageo Capital BV, MTN,
		3.875% due 01/06/2009	655,351

			1,998,799

Government — 5.0%
		Kingdom of Netherlands:
EUR	520,000	2.750% due 01/15/2009	671,366
	1,645,000	5.500% due 01/15/2028	2,589,406

			3,260,772

			5,259,571

Norway — 0.3%
Government — 0.3%
NOK	1,250,000	Kingdom of Norway,
		6.500% due 05/15/2013	223,219

South Africa — 1.0%
Government — 1.0%
EUR	500,000	Republic of South Africa,
		5.250% due 05/16/2013	680,921

See Notes to Financial Statements.

3

Munder International Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount			Value

FOREIGN BONDS AND NOTES (Continued)
Spain — 2.5%
Corporate — 2.5%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria SA,
		5.750% due 09/27/2010	$1,669,685

Supranational — 3.7%
Corporate — 3.7%
EUR	1,750,000	European Investment Bank,
		4.625% due 04/15/2020	2,418,558

Sweden — 2.4%
Government — 2.4%
SEK	10,000,000	Government of Sweden,
		5.250% due 03/15/2011	1,540,327

United Kingdom — 2.3%
Corporate — 2.3%
JPY	176,000,000	ASIF III Jersey Ltd., MTN,
		0.950% due 07/15/2009	1,473,552

TOTAL FOREIGN BONDS AND NOTES
(Cost $56,889,912)			58,904,917

U.S. BONDS AND NOTES — 6.9%
Corporate — 6.9%
EUR	500,000	Bank of America Corporation,
		4.750% due 05/06/2019 (becomes variable 05/16/2014) (a)	673,496
	1,200,000	CIT Group, Inc.,
		4.250% due 03/17/2015	1,540,673
JPY	100,000,000	General Electric Capital Corporation,
		1.900% due 08/06/2009	856,668
	165,000,000	Procter & Gamble Company,
		2.000% due 06/21/2010	1,424,762

TOTAL U.S. BONDS AND NOTES
(Cost $4,368,340)			4,495,599

See Notes to Financial Statements.

4

Principal
Amount			Value

REPURCHASE AGREEMENT — 0.3%
(Cost $230,000)
USD	230,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $230,124 on 01/02/2007, collateralized by $240,000 FHLMC 5.000% maturing 12/14/2018 (value $234,900)	$230,000

Shares
INVESTMENT COMPANY SECURITY — 1.0%
(Cost $691,601)
USD	691,601	Institutional Money Market Fund — Comerica Class Y Shares (b)	691,601

TOTAL INVESTMENTS
(Cost $62,179,853)	98.1%	64,322,117
OTHER ASSETS AND LIABILITIES (Net)	1.9	1,212,550

NET ASSETS	100.0%	$65,534,667

(a)	Variable rate security. The interest rate shown reflects the rate as of December 31, 2006.

(b)	Affiliated company security (see Notes to Financials, Note 3).

ABBREVIATIONS:
AUD   — Australian Dollar
DKK   — Danish Krone
EUR   — Euro
FHLMC — Federal Home Loan Mortgage Corporation
GBP   — Great Britain Pound
JPY   — Japanese Yen
MTN   — Medium Term Note
MXN  — Mexican Peso
NOK   — Norwegian Krone
SEK   — Swedish Krona
USD   — United States Dollar

See Notes to Financial Statements.

5

Munder International Bond Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies (cost — $61,258,252)	$63,400,516
Securities of affiliated company (cost — $691,601)	691,601
Repurchase agreement (cost — $230,000)	230,000

Total Investments	64,322,117
Cash	534
Foreign currency, at value	52,413
Interest receivable	1,240,472
Dividends receivable	4,085
Receivable for Fund shares sold	247
Prepaid expenses and other assets	38,800

Total Assets	65,658,668

LIABILITIES:
Payable for Fund shares redeemed	100
Trustees’ fees and expenses payable	44,087
Transfer agency/record keeping fees payable	12,957
Administration fees payable	8,919
Custody fees payable	5,816
Investment advisory fees payable	2,443
Distribution and shareholder servicing fees payable — Class A, B and C Shares	2,413
Shareholder servicing fees payable — Class K Shares	6
Accrued expenses and other payables	47,260

Total Liabilities	124,001

NET ASSETS	$65,534,667

Investments, at cost	$62,179,853

Foreign currency, at cost	$51,827

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(615,125)
Accumulated net realized gain on investments sold	332,648
Net unrealized appreciation of investments	2,181,474
Paid-in capital	63,635,670

$65,534,667

NET ASSETS:
Class A Shares	$5,081,974

Class B Shares	$689,692

Class C Shares	$904,735

Class K Shares	$23,425

Class Y Shares	$58,834,841

SHARES OUTSTANDING:
Class A Shares	474,810

Class B Shares	65,817

Class C Shares	84,841

Class K Shares	2,187

Class Y Shares	5,465,034

CLASS A SHARES:
Net asset value and redemption price per share	$10.70

Maximum sales charge	4.00%
Maximum offering price per share	$11.15

CLASS B SHARES:
Net asset value and offering price per share*	$10.48

CLASS C SHARES:
Net asset value and offering price per share*	$10.66

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.71

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.77

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder International Bond Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest(a)	$998,609
Dividends on securities of affiliated company	4,712

Total Investment Income	1,003,321

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	6,551
Class B Shares	3,738
Class C Shares	4,397
Shareholder servicing fees:
Class K Shares	31
Investment advisory fees	164,325
Administration fees	54,317
Transfer agency/record keeping fees	32,162
Custody fees	24,673
Registration and filing fees	24,644
Legal and audit fees	23,748
Trustees’ fees and expenses	20,172
Other	26,478

Total Expenses	385,236

NET INVESTMENT INCOME	618,085

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	300,956
Foreign currency-related transactions	31,823
Net change in unrealized appreciation/(depreciation) of:
Securities	749,699
Foreign currency-related transactions	10,670

Net realized and unrealized gain on investments	1,093,148

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,711,233

(a)	Net of foreign withholding taxes of $8,318.

See Notes to Financial Statements.

8

Munder International Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment income	$618,085	$872,057
Net realized gain from security and foreign currency-related transactions	332,779	223,527
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	760,369	(2,239,874)

Net increase/(decrease) in net assets resulting from operations	1,711,233	(1,144,290)
Dividends to shareholders from net investment income:
Class A Shares	(92,516)	(104,318)
Class B Shares	(11,370)	(50,804)
Class C Shares	(14,640)	(27,475)
Class K Shares	(426)	(470)
Class Y Shares	(1,192,689)	(2,159,487)
Distributions to shareholders from net realized gains:
Class A Shares	(678)	(9,038)
Class B Shares	(100)	(9,498)
Class C Shares	(113)	(4,603)
Class K Shares	(3)	(44)
Class Y Shares	(7,494)	(291,596)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(36,777)	4,295,571
Class B Shares	(134,441)	(815,899)
Class C Shares	(16,294)	(35,805)
Class K Shares	(2,407)	20,742
Class Y Shares	323,815	11,932,305
Short-term trading fees	3	1,027

Net increase in net assets	525,103	11,596,318
NET ASSETS:
Beginning of period	65,009,564	53,413,246

End of period	$65,534,667	$65,009,564

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(615,125)	$78,431

See Notes to Financial Statements.

9

Munder International Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold*	$207,375	$4,895,281
Issued as reinvestment of dividends and distributions	10,708	27,540
Redeemed	(254,860)	(627,250)

Net increase/(decrease)	$(36,777)	$4,295,571

Class B Shares:
Sold	$15,806	$225,849
Issued as reinvestment of dividends and distributions	2,979	23,075
Redeemed*	(153,226)	(1,064,823)

Net decrease	$(134,441)	$(815,899)

Class C Shares:
Sold	$108,068	$472,551
Issued as reinvestment of dividends and distributions	4,403	14,924
Redeemed	(128,765)	(523,280)

Net decrease	$(16,294)	$(35,805)

Class K Shares:
Sold	$—	$20,500
Issued as reinvestment of dividends and distributions	93	242
Redeemed	(2,500)	—

Net increase/(decrease)	$(2,407)	$20,742

Class Y Shares:
Sold	$15,652	$11,944,118
Issued as reinvestment of dividends and distributions	1,200,183	19,620
Redeemed	(892,020)	(31,433)

Net increase	$323,815	$11,932,305

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold*	19,434	460,067
Issued as reinvestment of dividends and distributions	1,003	2,557
Redeemed	(23,475)	(58,720)

Net increase/(decrease)	(3,038)	403,904

Class B Shares:
Sold	1,497	21,068
Issued as reinvestment of dividends and distributions	285	2,173
Redeemed*	(14,495)	(101,276)

Net decrease	(12,713)	(78,035)

Class C Shares:
Sold	9,915	44,424
Issued as reinvestment of dividends and distributions	414	1,387
Redeemed	(12,085)	(47,578)

Net decrease	(1,756)	(1,767)

Class K Shares:
Sold	—	1,938
Issued as reinvestment of dividends and distributions	9	22
Redeemed	(234)	—

Net increase/(decrease)	(225)	1,960

Class Y Shares:
Sold	1,405	1,111,900
Issued as reinvestment of dividends and distributions	111,671	1,815
Redeemed	(82,879)	(2,972)

Net increase	30,197	1,110,743

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

11

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$10.63		$11.44	$11.48	$11.50	$9.70	$8.60

Income/(loss) from investment operations:
Net investment income	0.09		0.13	0.16	0.16	0.25	0.25
Net realized and unrealized gain/(loss) on investments	0.18		(0.41)	0.65	0.52	1.64	0.99

Total from investment operations	0.27		(0.28)	0.81	0.68	1.89	1.24

Less distributions:
Dividends from net investment income	(0.20)		(0.46)	(0.72)	(0.58)	(0.09)	(0.14)
Distributions from net realized gains	(0.00	)(d)	(0.07)	(0.13)	(0.12)	—	—
Distributions from capital	—		—	—	—	—	(0.00	)(d)

Total distributions	(0.20)		(0.53)	(0.85)	(0.70)	(0.09)	(0.14)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$10.70		$10.63	$11.44	$11.48	$11.50	$9.70

Total return(b)	2.51%		(2.44)%	6.75%	5.82%	19.63%	14.50%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$5,082		$5,079	$846	$5,576	$3,191	$1,308
Ratio of operating expenses to average net assets	1.38	%(e)	1.40%	1.36%	1.41%	1.39%	1.14%
Ratio of net investment income to average net assets	1.68	%(e)	1.25%	1.34%	1.37%	2.31%	2.83%
Portfolio turnover rate	8%		14%	57%	64%	87%	25%
Ratio of operating expenses to average net assets without expense waivers	1.38	%(e)	1.40%	1.36%	1.42%	1.40%	1.14%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on October 17, 1996 and June 9, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/06(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$10.43		$11.23	$11.26	$11.30	$9.53	$8.48

0.05		0.11	0.06	0.07	0.16	0.18
0.17		(0.46)	0.66	0.50	1.63	0.98

0.22		(0.35)	0.72	0.57	1.79	1.16

(0.17)		(0.38)	(0.62)	(0.49)	(0.02)	(0.11)
(0.00	)(d)	(0.07)	(0.13)	(0.12)	—	—
—		—	—	—	—	(0.00	)(d)

(0.17)		(0.45)	(0.75)	(0.61)	(0.02)	(0.11)

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

$10.48		$10.43	$11.23	$11.26	$11.30	$9.53

2.16%		(3.17)%	6.13%	4.91%	18.75%	13.78%

$690		$819	$1,758	$1,611	$1,784	$258
2.13	%(e)	2.16%	2.11%	2.16%	2.14%	1.89%
0.93	%(e)	1.05%	0.55%	0.62%	1.56%	2.08%
8%		14%	57%	64%	87%	25%
2.13	%(e)	2.16%	2.11%	2.17%	2.15%	1.89%

See Notes to Financial Statements.

13

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$10.61		$11.41	$11.44	$11.46	$9.67	$8.61

Income/(loss) from investment operations:
Net investment income	0.05		0.07	0.07	0.07	0.17	0.19
Net realized and unrealized gain/(loss) on investments	0.17		(0.42)	0.65	0.52	1.64	0.98

Total from investment operations	0.22		(0.35)	0.72	0.59	1.81	1.17

Less distributions:
Dividends from net investment income	(0.17)		(0.38)	(0.62)	(0.49)	(0.02)	(0.11)
Distributions from net realized gains	(0.00	)(d)	(0.07)	(0.13)	(0.12)	—	—
Distributions from capital	—		—	—	—	—	(0.00	)(d)

Total distributions	(0.17)		(0.45)	(0.75)	(0.61)	(0.02)	(0.11)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$10.66		$10.61	$11.41	$11.44	$11.46	$9.67

Total return(b)	2.13%		(3.12)%	6.03%	5.02%	18.68%	13.69%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$905		$919	$1,009	$1,662	$1,053	$237
Ratio of operating expenses to average net assets	2.13	%(e)	2.16%	2.11%	2.16%	2.14%	1.89%
Ratio of net investment income to average net assets	0.93	%(e)	0.67%	0.57%	0.62%	1.56%	2.08%
Portfolio turnover rate	8%		14%	57%	64%	87%	25%
Ratio of operating expenses to average net assets without expense waivers	2.13	%(e)	2.16%	2.11%	2.17%	2.15%	1.89%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on June 4, 1998 and March 25, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period Ended		Year	Year	Year	Year	Year
12/31/06(c)		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$10.63		$11.44	$11.48	$11.42	$9.72	$8.61

0.09		0.16	0.15	0.18	0.25	0.26
0.19		(0.44)	0.66	0.58	1.54	0.99

0.28		(0.28)	0.81	0.76	1.79	1.25

(0.20)		(0.46)	(0.72)	(0.58)	(0.09)	(0.14)
(0.00	)(d)	(0.07)	(0.13)	(0.12)	—	—
—		—	—	—	—	(0.00	)(d)

(0.20)		(0.53)	(0.85)	(0.70)	(0.09)	(0.14)

—		0.00 (d)	0.00 (d)	—	—	—

$10.71		$10.63	$11.44	$11.48	$11.42	$9.72

2.61%		(2.44)%	6.75%	6.72%	18.55%	14.60%

$23		$26	$5	$0 (e)	$0 (e)	$7
1.38	%(e)	1.38%	1.36%	1.41%	1.39%	1.14%
1.68	%(e)	1.48%	1.36%	1.37%	2.31%	2.83%
8%		14%	57%	64%	87%	25%
1.38	%(e)	1.38%	1.36%	1.42%	1.40%	1.14%

See Notes to Financial Statements.

15

Munder International Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (Continued)

	Y Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06(c)		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$10.70		$11.52	$11.54	$11.56	$9.76	$8.66

Income/(loss) from investment operations:
Net investment income	0.11		0.18	0.19	0.19	0.27	0.28
Net realized and unrealized gain/(loss) on investments	0.18		(0.44)	0.67	0.52	1.65	1.00

Total from investment operations	0.29		(0.26)	0.86	0.71	1.92	1.28

Less distributions:
Dividends from net investment income	(0.22)		(0.49)	(0.75)	(0.61)	(0.12)	(0.18)
Distributions from net realized gains	(0.00	)(d)	(0.07)	(0.13)	(0.12)	—	—
Distributions from capital	—		—	—	—	—	(0.00	)(d)

Total distributions	(0.22)		(0.56)	(0.88)	(0.73)	(0.12)	(0.18)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$10.77		$10.70	$11.52	$11.54	$11.56	$9.76

Total return(b)	2.75%		(2.26)%	7.18%	6.06%	19.80%	14.98%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$58,835		$58,167	$49,796	$46,103	$39,434	$35,057
Ratio of operating expenses to average net assets	1.13	%(e)	1.16%	1.11%	1.16%	1.14%	0.89%
Ratio of net investment income to average net assets	1.92	%(e)	1.65%	1.55%	1.62%	2.56%	3.08%
Portfolio turnover rate	8%		14%	57%	64%	87%	25%
Ratio of operating expenses to average net assets without expense waivers	1.13	%(e)	1.16%	1.11%	1.17%	1.15%	0.89%

(a)	Class Y Shares of the Fund commenced operations on October 2, 1996.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund’s goal is to realize a competitive total return through a combination of current income and capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are

17

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign

18

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) on foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified

19

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.50% of the value of its average daily net assets.

20

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $54,317 before payment of sub-administration fees and $34,180 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1652% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investment in the Money Market Fund, the Advisor earned $182 in advisory fees before waivers and reimbursements ($7 after waivers and reimbursements) and $75 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,442 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2006.

21

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Bank is among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund

22

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

paid $25 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $4,826,769 and $5,369,155 respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,820,025, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,677,761 and net appreciation for financial reporting purposes was $2,142,264. At December 31, 2006, aggregate cost for financial reporting purposes was $62,179,853.

6. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. government.

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $328.

23

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2006 was as follows:

	Ordinary Income	Long-term Capital Gains	Total

June 30, 2006	$2,609,089	$48,244	$2,657,333

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed
Undistributed	Long-term	Unrealized
Ordinary Income	Capital Gains	Appreciation	Total

$105,805	$8,257	$1,421,105	$1,535,167

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

10. Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

24

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	5,505,851
Against	1,885
Abstain	764
Broker Non-Votes	—
TOTAL	5,508,500

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal and the results of the vote are as set forth below.

No. of Shares

For	77,394
Against	5,427,812
Abstain	3,294
Broker Non-Votes	—
TOTAL	5,508,500

11. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may

25

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

12. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the

26

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board Meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on October 26, 2006.

27

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be

28

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the

29

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three-and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three- and five-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment

30

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

performance of the Fund in comparison to the performance of its benchmark and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through

31

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to

32

Munder International Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal
Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLBD1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder International
Equity Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
23	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Investors should note that investments in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by country. A complete list of holdings as of December 31, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 COUNTRY ALLOCATION*

*	Country classification is based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country.”

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Brian Kozeliski, Armando Lacayo and T. Scott Wittman

    The Fund generated a return of 15.98% for the six months ended December 31, 2006, relative to the 14.69% return for the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index and the 14.07% median return for the Lipper universe of international large-cap core funds.

    The Fund had strong performance for the six months ended December 31, 2006, both in absolute terms and relative to its MSCI EAFE benchmark. Absolute performance benefited from the strength of international stock markets. Every country in the MSCI EAFE Index, with the exception of Japan, earned a positive double-digit return for the six-month time period. Japan was the performance laggard, with a return of 4.26%.

    Country allocation made a modest contribution to the Fund’s relative return, helped by overweights in Denmark and Sweden. The largest boost to the Fund’s relative returns, however, came from stock selection. Holdings of companies based in France, Germany, Norway, Hong Kong and Japan had the largest positive impact on relative performance. Looking at holdings by economic sectors, stocks in the industrials sector added over 1.5 percentage points to the Fund’s return. Other sectors making a significant contribution to relative performance included materials, information technology and financials.

    These positive factors more than offset the negative impact of weak stock selection among United Kingdom holdings, as well as weak relative performance of the Fund’s utilities and health care sectors.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is a free float-adjusted market capitalization index that is designed to measure developed equity market performance, excluding the U.S. and Canada. Returns provided for the MSCI EAFE Index are net of foreign withholding taxes applicable to U.S. investors. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of international large-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,157.80	$7.78	1.43%
Class B	$1,000.00	$1,153.70	$11.83	2.18%
Class C	$1,000.00	$1,153.90	$11.84	2.18%
Class K	$1,000.00	$1,157.90	$7.78	1.43%
Class Y	$1,000.00	$1,159.80	$6.42	1.18%

Hypothetical
Class A	$1,000.00	$1,018.00	$7.27	1.43%
Class B	$1,000.00	$1,014.22	$11.07	2.18%
Class C	$1,000.00	$1,014.22	$11.07	2.18%
Class K	$1,000.00	$1,018.00	$7.27	1.43%
Class Y	$1,000.00	$1,019.26	$6.01	1.18%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder International Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 99.3%
Australia — 5.7%
34,000	AGL Energy Limited †	$434,237
59,500	AMP Limited	474,360
104,900	Ansell Limited	931,532
51,500	Caltex Australia Limited	934,985
39,150	Commonwealth Bank of Australia	1,529,083
67,700	Lend Lease Corporation Limited	985,415
170,000	Macquarie Airports	483,082
8,447	Macquarie Bank Limited	526,277
5,100	National Australia Bank Ltd., ADR (a)	812,175
655,500	Pacific Brands Limited	1,350,464
243,301	Qantas Airways Limited	1,002,499
45,300	QBE Insurance Group Limited	1,031,606
65,000	Santos Ltd.	506,408
9,300	Santos Ltd., ADR (a)	289,881
190,500	Symbion Health Limited	571,410
3,800	Westpac Banking Corp., ADR (a)	363,432

		12,226,846

Belgium — 0.5%
135	Banque Nationale de Belgique	641,544
12,550	Fortis, ADR (a)	536,199

		1,177,743

China — 0.3%
584,000	Bank of Communications Ltd.	702,755

Denmark — 1.9%
58,000	Danske Bank A/ S, ADR	1,294,850
19,400	FLSmidth & Co A/ S	1,232,935
3,950	Topdanmark A/ S †	653,112
10,400	TrygVesta A/ S	794,434

		3,975,331

Finland — 2.3%
49,600	Fortum Oyj	1,411,630
24,700	Kesko Oyj, B Shares	1,304,862
16,500	Rautaruukki Oyj	656,692
55,000	Sampo Oyj, A Shares	1,472,384

		4,845,568

See Notes to Financial Statements.

1

Munder International Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
France — 9.0%
26,000	Air France-KLM	$1,094,506
15,670	AXA	634,415
36,800	AXA, ADR	1,484,144
10,000	BNP Paribas	1,091,021
17,100	BNP Paribas, ADR (a)	936,225
12,850	Cap Gemini SA	806,574
16,200	Casino Guichard-Perrachon SA	1,505,491
10,200	CNP Assurances	1,139,098
18,900	Credit Agricole SA	794,873
52,000	France Telecom, ADR	1,440,400
12,900	Nexans SA	1,651,779
5,800	Renault SA	696,722
4,650	Sanofi-Aventis	429,369
15,391	Sanofi-Aventis, ADR	710,603
21,500	Societe Generale, ADR (a)	734,225
17,400	Suez SA, ADR	904,104
14,972	Total SA	1,080,091
20,010	Total SA, ADR	1,439,119
17,800	Vivendi	695,743

		19,268,502

Germany — 7.4%
2,469	Allianz AG	504,394
27,700	Allianz AG, ADR (a)	565,634
9,250	Altana AG, ADR	573,500
3,000	AMB Generali Holding AG	433,636
5,300	BASF AG, ADR	515,213
5,200	Deutsche Bank AG (a),(d)	692,848
5,000	Deutsche Bank AG (d)	668,869
74,400	Deutsche Lufthansa AG, ADR	2,042,280
32,988	Deutsche Telekom AG	602,674
15,950	E.ON AG	2,165,065
28,650	E.ON AG, ADR	1,294,694
8,675	MAN AG	783,965
13,600	Muenchener Rueckversicherungs-Gesellschaft AG	2,341,389
8,900	Salzgitter AG	1,163,684

See Notes to Financial Statements.

2

Shares		Value

Germany (Continued)
40,300	TUI AG	$805,418
27,000	Volkswagen AG, ADR	614,250

		15,767,513

Greece — 0.2%
13,100	Alpha Bank A.E	396,002

Hong Kong — 2.3%
341,000	China Netcom Group Corp. (Hong Kong) Limited	914,062
5,544,000	Guangzhou Investment Company Limited	1,553,800
85,000	Orient Overseas International Ltd.	540,928
308,800	Vtech Holdings Limited	1,913,549

		4,922,339

Indonesia — 0.0%
7,150	Toba Pulp Lestari Tbk PT, ADR †,(b)	0

Ireland — 1.8%
21,700	Allied Irish Banks PLC	644,514
83,900	Bank of Ireland	1,938,164
1,900	Bank of Ireland, ADR (a)	175,123
335,700	Fyffes PLC (d)	782,188
165,300	Fyffes PLC (d)	388,404

		3,928,393

Italy — 3.3%
53,100	Benetton Group SpA, ADR (a)	2,027,358
22,900	Enel SpA, ADR	1,181,640
28,411	ENI SpA	955,601
98,000	IFIL – Investments SpA	802,062
777,600	Pirelli & Co. SpA	774,472
9,993	Telecom Italia SpA, ADR (d)	301,089
5,611	Telecom Italia SpA, ADR (a),(d)	141,397
97,608	UniCredito Italiano SpA	856,836

		7,040,455

Japan — 22.9%
30,600	Acom Co., Ltd.	1,028,528
60,500	Aioi Insurance Company, Limited	427,041
5,375	Alfresa Holdings Corporation	324,745
39,000	Asahi Breweries, Ltd.	624,302
13,500	Astellas Pharma Inc.	613,714

See Notes to Financial Statements.

3

Munder International Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Japan (Continued)
98,000	Bank of Nagoya, Ltd.	$601,151
209,000	Bosch Corporation	1,104,668
47,100	Brother Industries, Ltd.	637,604
19,200	Canon, Inc.	1,080,963
30,899	Canon, Inc., ADR (a)	1,748,574
19,200	Daiichi Sankyo Company, Limited	600,176
178,000	Daikyo Incorporated †	912,399
7,750	Daito Trust Construction Co., Ltd.	355,573
96,000	Fuji Heavy Industries Ltd.	492,887
112,000	HASEKO Corporation †	400,924
15,700	Hitachi Ltd., ADR	979,052
14,000	Honda Motor Co., Ltd.	552,918
18,100	Honda Motor Co., Ltd., ADR (a)	715,674
245,500	Isuzu Motors Limited	1,153,183
58,850	Itochu Corporation	483,143
7,100	Itochu Techno-Science Corporation	377,656
95	Japan Tobacco Inc.	459,014
375	KDDI Corporation	2,542,960
12,500	Konami Corp.	378,135
50,000	Kyowa Hakko Kogyo Co., Ltd.	428,133
89,000	Mazda Motor Corporation	608,016
67,925	MEDICEO Holdings Co., Ltd.	1,287,096
22,400	Millea Holdings, Inc.	790,555
226,200	Mitsubishi Chemical Holdings Corporation	1,425,570
19,000	Mitsubishi Electric Corporation, ADR (a)	1,734,225
11,400	Mitsui Sumitomo Insurance Company Ltd., ADR (a)	1,245,671
151,500	Nichirei Corporation	849,128
57,000	Nintendo Company Ltd., ADR (a)	1,848,225
109,000	Nippon Steel Corporation	626,495
67,200	Nippon Telegraph & Telephone Corporation, ADR (a)	1,665,888
31,000	Nissan Motor Co., Ltd.	373,287
21,850	Nissan Motor Co., Ltd., ADR (a)	530,300
98,000	Nissay Dowa General Insurance Company, Limited	588,799
25,300	NS Solutions Corporation	712,197
400	NTT DoCoMo, Inc.	631,906
48,450	NTT DoCoMo, Inc., ADR (a)	768,902
62,000	Obayashi Corporation	402,202
36,800	Promise Co., Ltd.	1,144,154
7,300	Ricoh Company, Ltd., ADR (a)	744,600

See Notes to Financial Statements.

4

Shares		Value

Japan (Continued)
82,000	Sekisui Chemical Co., Ltd.	$653,905
57,000	Sompo Japan Insurance Inc.	696,903
109,000	Sumitomo Forestry Co., Ltd.	1,181,547
120,000	Sumitomo Trust and Banking Co., Ltd. (The)	1,258,435
42,300	SUZUKEN Co., Ltd.	1,592,404
14,800	Takeda Chemical Industries Ltd.	1,016,058
107,000	Tanabe Seiyaku Co., Ltd.	1,398,135
87,900	Toshiba Corporation	572,434
21,900	Toyota Motor Corporation, ADR	2,926,004
18,400	Yamaha Corporation, ADR	389,140
38,000	Yamazaki Baking Co., Ltd.	368,489

		49,053,787

Netherlands — 4.8%
122,144	AEGON, NYR (a)	2,314,629
12,900	European Aeronautic Defence and Space Company	444,448
8,300	Mittal Steel Company NV (d)	350,276
24,483	Mittal Steel Company NV (d)	1,033,555
13,100	Nutreco Holding NV	854,084
47,900	Royal Dutch Shell PLC, Class A, ADR	3,390,841
13,360	Royal Dutch Shell PLC, Class B (a)	950,564
33,100	Unilever NV, NYR	901,975

		10,240,372

Norway — 1.7%
47,600	Cermaq ASA	694,701
121,400	Tandberg ASA	1,830,190
45,438	Telenor ASA	854,440
5,100	Telenor ASA, ADR (a)	287,793

		3,667,124

Singapore — 1.0%
428,900	Neptune Orient Lines Limited	584,450
389,536	SembCorp Industries Limited	975,269
224,400	Singapore Petroleum Company Limited	637,903

		2,197,622

Spain — 3.2%
49,750	Acerinox SA	1,513,751
18,300	ACS, Actividades de Construccion y Servicos, SA	1,031,742
47,500	Banco Bilbao Vizcaya Argentaria SA	1,143,691

See Notes to Financial Statements.

5

Munder International Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Spain (Continued)
64,210	Banco Santander Central Hispano SA, ADR (a)	$1,198,159
10,200	Endesa SA, ADR	474,504
21,602	Telefonica SA	459,674
16,552	Telefonica SA, ADR	1,055,190

		6,876,711

Sweden — 3.7%
41,700	Atlas Copco AB, Class A, ADR (a)	1,409,460
98,000	Nordea Bank AB	1,510,236
32,775	Skanska AB, B Shares	646,313
75,000	SSAB Svenskt Stal AB	1,780,249
25,000	Swedish Match AB	467,430
11,000	Telefonaktiebolaget LM Ericsson, ADR	442,530
24,900	Volvo AB, ADR	1,713,618

		7,969,836

Switzerland — 6.6%
5,700	Adecco SA	389,434
880	Banque Cantonale Vaudoise	423,931
45,700	Compagnie Financiere Richemont AG	2,662,864
38,550	Credit Suisse Group, ADR	2,692,717
1,705	Nestle SA	605,880
21,700	Nestle SA, ADR	1,927,502
7,361	Novartis AG	424,383
26,832	Novartis AG, ADR	1,541,230
2,068	Swiss Life Holding	518,061
8,400	Swiss Reinsurance Company	714,190
22,300	Xstrata PLC	1,113,417
45,500	Zurich Financial Services AG, ADR	1,220,538

		14,234,147

United Kingdom — 20.7%
16,500	Amvescap PLC, ADR (a)	406,725
51,200	Anglo American PLC, ADR (a)	1,249,792
34,300	AstraZeneca PLC, ADR (a)	1,836,765
30,700	Atkins WS PLC	491,104
53,100	Aviva PLC	854,632
15,600	Barclays PLC, ADR (a)	906,984
22,000	BHP Billiton PLC	402,545
11,886	BHP Billiton PLC, ADR (a)	442,159

See Notes to Financial Statements.

6

Shares		Value

United Kingdom (Continued)
179,000	Bodycote International PLC	$799,976
95,376	BP PLC	1,059,785
44,800	BP PLC, ADR (a)	3,006,080
9,800	British Airways PLC, ADR †,(a)	1,012,046
19,200	British American Tobacco PLC	537,213
10,391	British American Tobacco PLC, ADR (a)	588,754
87,300	British Energy Group PLC †	928,169
42,000	British Land Company PLC	1,409,526
31,500	Charter PLC †	558,177
62,650	Corus Group PLC, ADR (a)	1,300,940
11,208	Diageo PLC, ADR (a)	888,907
90,800	DS Smith PLC †	348,462
207,800	DSG International PLC	779,161
342,900	EMI Group PLC	1,779,206
7,300	Gallaher Group PLC, ADR (a)	656,635
147,000	GKN PLC, ADR	790,125
24,618	GlaxoSmithKline PLC	647,836
28,336	GlaxoSmithKline PLC, ADR (a)	1,495,007
14,200	Go-Ahead Group PLC (The)	659,780
72,600	HBOS PLC, ADR (a)	1,637,130
59,800	HSBC Holdings PLC, ADR (a)	5,480,670
37,000	Imperial Chemical Industries PLC, ADR (a)	1,310,910
11,300	Imperial Tobacco Group PLC, ADR (a)	893,039
13,400	Lloyds TSB Group PLC, ADR (a)	607,422
47,500	Resolution PLC	596,627
9,500	Rexam PLC, ADR (a)	488,526
2,600	Rio Tinto PLC, ADR (a)	552,474
272,600	Royal & Sun Alliance Insurance Group PLC	813,970
42,500	Royal Bank of Scotland Group PLC	1,658,476
21,900	Scottish Power PLC, ADR (a)	1,279,617
234,800	Stagecoach Group PLC	703,400
19,638	Standard Chartered PLC	573,692

See Notes to Financial Statements.

7

Munder International Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
United Kingdom (Continued)
54,394	Vodafone Group PLC, ADR (a)	$1,511,065
64,000	WH Smith PLC †	469,920

		44,413,429

TOTAL COMMON STOCKS
(Cost $154,828,614)		212,904,475

INVESTMENT COMPANY SECURITY — 0.5%
(Cost $970,603)
United States — 0.5%
970,603	Institutional Money Market Fund – Comerica Class Y Shares (e)	970,603

Principal
Amount

REPURCHASE AGREEMENT — 0.1%
(Cost $323,000)
$323,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $323,174 on 01/02/2007, collateralized by $340,000 FHLMC, 5.000% maturing 12/14/2018 (value $332,775)	323,000

Shares

RIGHT — 0.0% #
(Cost $0)
Thailand — 0.0% #
205,263	True Corporation Public Company Ltd., expires 03/01/2008, (exercise price: THB 11.85) †,(b)	2,849

COLLATERAL FOR SECURITIES ON LOAN — 17.6%
(Cost $37,619,778)
37,619,778	State Street Navigator Securities Trust – Prime Portfolio (c)	37,619,778

See Notes to Financial Statements.

8

		Value

TOTAL INVESTMENTS
(Cost $193,741,995)	117.5%	$251,820,705
OTHER ASSETS AND LIABILITIES (Net)	(17.5)	(37,525,448)

NET ASSETS	100.0%	$214,295,257

#	Amount represents less than 0.1% of the net assets.

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2006 (see Notes to Financial Statements, Note 2). At December 31, 2006, these securities represent $2,849, less than 0.1% of net assets.

(c)	At December 31, 2006, the market value of the securities on loan is $36,789,096.

(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(e)	Affiliated company security (see Notes to Financial Statements, Note 3).

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
NYR  — New York Registered Shares
THB   — Thailand Baht

See Notes to Financial Statements.

9

Munder International Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

At December 31, 2006, industry diversification of the Fund was as follows:

	%
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	13.7%	$29,269,255
Insurance	10.4	22,310,221
Oil, Gas & Consumable Fuels	6.6	14,251,258
Metals & Mining	5.7	12,186,030
Pharmaceuticals	5.5	11,714,909
Electric Utilities	4.1	8,735,318
Automobiles	4.0	8,663,241
Diversified Telecommunication Services	3.6	7,722,607
Food Products	2.9	6,201,760
Wireless Telecommunication Services	2.5	5,454,833
Machinery	2.5	5,265,196
Airlines	2.4	5,151,332
Capital Markets	2.3	4,987,437
Textiles, Apparel & Luxury Goods	2.2	4,690,222
Office Electronics	2.0	4,211,742
Communications Equipment	1.9	4,186,269
Food & Staples Retailing	1.9	3,980,944
Health Care Providers & Services	1.8	3,775,655
Tobacco	1.7	3,602,085
Household Durables	1.6	3,504,349
Electrical Equipment	1.6	3,386,004
Construction & Engineering	1.5	3,313,191
Chemicals	1.5	3,251,693
Real Estate Management & Development	1.2	2,539,215
Media	1.2	2,474,949
Software	1.0	2,226,360
Consumer Finance	1.0	2,172,682
Diversified Financial Services	0.9	1,979,805
Information Technology Services	0.9	1,896,427
Auto Components	0.9	1,894,793
Industrial Conglomerates	0.8	1,749,741
Beverages	0.7	1,513,208
Real Estate Investment Trusts (REITs)	0.7	1,409,526
Road & Rail	0.6	1,363,180
Distributors	0.6	1,350,463
Multi-Utilities	0.6	1,338,341
Specialty Retail	0.6	1,249,081
Marine	0.5	1,125,378
Electronic Equipment & Instruments	0.5	979,052

See Notes to Financial Statements.

10

	%
	Net Assets	Value

Health Care Equipment & Supplies	0.4%	$931,532
Commercial Services & Supplies	0.4	880,538
Containers & Packaging	0.4	836,988
Hotels Restaurants & Leisure	0.4	805,418
Computers & Peripherals	0.3	572,434
Trading Companies & Distributors	0.2	483,143
Transportation Infrastructure	0.2	483,082
Aerospace & Defense	0.2	444,448
Leisure Equipment & Products	0.2	389,140

TOTAL COMMON STOCKS	99.3	212,904,475
INVESTMENT COMPANY SECURITY	0.5	970,603
REPURCHASE AGREEMENT	0.1	323,000
RIGHT	0.0 #	2,849
COLLATERAL FOR SECURITIES ON LOAN	17.6	37,619,778

TOTAL INVESTMENTS	117.5	251,820,705
OTHER ASSETS & LIABILITIES (Net)	(17.5)	(37,525,448)

NET ASSETS	100.0%	$214,295,257

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

11

Munder International Equity Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $192,448,392)	$250,527,102
Securities of affiliated company (cost — $970,603)	970,603
Repurchase agreement (cost — $323,000)	323,000

Total Investments	251,820,705
Cash	110,333
Foreign currency, at value	560
Interest receivable	131
Dividends receivable	377,972
Receivable for investment securities sold	58,082
Receivable for Fund shares sold	62,267
Prepaid expenses and other assets	39,765

Total Assets	252,469,815

LIABILITIES:
Payable upon return of securities loaned	37,619,778
Payable for Fund shares redeemed	176,942
Payable for investment securities purchased	109,799
Accrued foreign capital gains taxes payable	279
Trustees’ fees and expenses payable	90,043
Transfer agency/record keeping fees payable	30,424
Administration fees payable	22,126
Custody fees payable	14,377
Investment advisory fees payable	13,112
Shareholder servicing fees payable — Class K Shares	11,911
Distribution and shareholder servicing fees payable — Class A, B and C Shares	11,516
Accrued expenses and other payables	74,251

Total Liabilities	38,174,558

NET ASSETS	$214,295,257

Investments, at cost	$193,741,995

Foreign currency, at cost	$530

*	Including $36,789,096 of securities loaned.

See Notes to Financial Statements.

12

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(55,999)
Accumulated net realized loss on investments sold	(8,858,527)
Net unrealized appreciation of investments	58,081,077
Paid-in capital	165,128,706

$214,295,257

NET ASSETS:
Class A Shares	$18,341,706

Class B Shares	$4,347,267

Class C Shares	$4,867,857

Class K Shares	$56,807,516

Class Y Shares	$129,930,911

SHARES OUTSTANDING:
Class A Shares	922,703

Class B Shares	226,323

Class C Shares	250,833

Class K Shares	2,858,396

Class Y Shares	6,477,775

CLASS A SHARES:
Net asset value and redemption price per share	$19.88

Maximum sales charge	5.50%
Maximum offering price per share	$21.04

CLASS B SHARES:
Net asset value and offering price per share*	$19.21

CLASS C SHARES:
Net asset value and offering price per share*	$19.41

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$19.87

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$20.06

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

13

Munder International Equity Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$18,488
Dividends on securities of unaffiliated companies(a)	1,864,939
Dividends on securities of affiliated company	8,311
Securities lending	32,281

Total Investment Income	1,924,019

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	20,554
Class B Shares	17,975
Class C Shares	21,373
Shareholder servicing fees:
Class K Shares	67,620
Investment advisory fees	733,440
Administration fees	141,811
Custody fees	113,432
Transfer agency/record keeping fees	77,263
Legal and audit fees	32,522
Registration and filing fees	25,425
Trustees’ fees and expenses	25,095
Other	8,405

Net Expenses	1,284,915

NET INVESTMENT INCOME	639,104

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	13,280,802
Foreign currency-related transactions	(88,385)
Net change in unrealized appreciation/(depreciation) of:
Securities	15,602,713
Foreign currency-related transactions	3,421

Net realized and unrealized gain on investments	28,798,551

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,437,655

(a)	Net of foreign withholding taxes of $93,287.

See Notes to Financial Statements.

14

Munder International Equity Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment income	$639,104	$2,607,560
Net realized gain from security and foreign currency-related transactions	13,192,417	13,927,444
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	15,606,134	21,370,707

Net increase in net assets resulting from operations	29,437,655	37,905,711
Dividends to shareholders from net investment income:
Class A Shares	(226,388)	(98,038)
Class B Shares	(23,075)	(15,473)
Class C Shares	(28,128)	(9,546)
Class K Shares	(753,993)	(421,725)
Class Y Shares	(1,940,782)	(1,040,040)
Distributions to shareholders from net realized gains:
Class A Shares	(569,198)	—
Class B Shares	(140,084)	—
Class C Shares	(154,710)	—
Class K Shares	(1,822,155)	—
Class Y Shares	(4,000,701)	—
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	1,648,247	775,774
Class B Shares	650,803	(2,391,926)
Class C Shares	676,899	(138,485)
Class K Shares	1,032,844	378,809
Class Y Shares	16,326,327	2,284,685
Short-term trading fees	1,710	3,519
Voluntary contribution from Advisor	—	514,465

Net increase in net assets	40,115,271	37,747,730
NET ASSETS:
Beginning of period	174,179,986	136,432,256

End of period	$214,295,257	$174,179,986

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(55,999)	$2,277,263

See Notes to Financial Statements.

15

Munder International Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold*	$3,288,853	$6,089,165
Issued as reinvestment of dividends and distributions	593,303	73,808
Redeemed	(2,233,909)	(5,387,199)

Net increase	$1,648,247	$775,774

Class B Shares:
Sold	$1,393,415	$1,066,208
Issued as reinvestment of dividends and distributions	100,997	11,134
Redeemed*	(843,609)	(3,469,268)

Net increase/(decrease)	$650,803	$(2,391,926)

Class C Shares:
Sold	$942,417	$816,410
Issued as reinvestment of dividends and distributions	103,010	4,897
Redeemed	(368,528)	(959,792)

Net increase/(decrease)	$676,899	$(138,485)

Class K Shares:
Sold	$3,489,621	$6,833,618
Issued as reinvestment of dividends and distributions	134,304	13,439
Redeemed	(2,591,081)	(6,468,248)

Net increase	$1,032,844	$378,809

Class Y Shares:
Sold	$16,589,318	$10,244,727
Issued as reinvestment of dividends and distributions	5,080,514	74,358
Redeemed	(5,343,505)	(8,034,400)

Net increase	$16,326,327	$2,284,685

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

16

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold*	173,264	358,746
Issued as reinvestment of dividends and distributions	30,448	4,746
Redeemed	(117,724)	(343,038)

Net increase	85,988	20,454

Class B Shares:
Sold	75,936	65,324
Issued as reinvestment of dividends and distributions	5,320	743
Redeemed*	(47,093)	(217,482)

Net increase/(decrease)	34,163	(151,415)

Class C Shares:
Sold	50,975	49,118
Issued as reinvestment of dividends and distributions	5,376	324
Redeemed	(19,688)	(63,433)

Net increase/(decrease)	36,663	(13,991)

Class K Shares:
Sold	186,516	408,842
Issued as reinvestment of dividends and distributions	6,880	864
Redeemed	(136,413)	(392,038)

Net increase	56,983	17,668

Class Y Shares:
Sold	888,630	596,918
Issued as reinvestment of dividends and distributions	258,054	4,731
Redeemed	(276,753)	(472,522)

Net increase	869,931	129,127

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

17

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period
	Ended		Year		Year	Year	Year	Year
	12/31/06(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$17.97		$14.09		$12.64	$10.04	$10.52	$12.15

Income/(loss) from investment operations:
Net investment income/(loss)	0.05		0.28		0.19	0.09	0.11	0.11
Net realized and unrealized gain/(loss) on investments	2.76		3.70		1.32	2.74	(0.49)	(1.70)

Total from investment operations	2.81		3.98		1.51	2.83	(0.38)	(1.59)

Less distributions:
Dividends from net investment income	(0.26)		(0.15)		(0.06)	(0.23)	(0.10)	(0.04)
Distributions from net realized gains	(0.64)		—		—	—	—	—

Total distributions	(0.90)		(0.15)		(0.06)	(0.23)	(0.10)	(0.04)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	—		0.05		—	—	—	—

Net asset value, end of period	$19.88		$17.97		$14.09	$12.64	$10.04	$10.52

Total return(b)	15.78%		28.77	%(e)	11.93%	28.09%	(3.38)%	(13.11)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$18,342		$15,034		$11,497	$6,031	$3,849	$5,576
Ratio of operating expenses to average net assets	1.43	%(f)	1.53%		1.65%	1.83%	1.56%	1.38%
Ratio of net investment income/ (loss) to average net assets	0.54	%(f)	1.70%		1.37%	0.77%	1.17%	0.98%
Portfolio turnover rate	34%		43%		54%	37%	31%	22%
Ratio of operating expenses to average net assets without expense waivers	1.43	%(f)	1.53%		1.65%	1.84%	1.56%	1.38%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 30, 1992 and March 9, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.41% for Class A Shares and 27.50% for Class B Shares.

(f)	Annualized.

See Notes to Financial Statements.

18

B Shares

Period
Ended		Year		Year	Year	Year	Year
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$17.32		$13.59		$12.24	$9.73	$10.21	$11.84

(0.02)		0.07		0.11	0.02	0.04	0.02
2.67		3.66		1.24	2.62	(0.47)	(1.64)

2.65		3.73		1.35	2.64	(0.43)	(1.62)

(0.12)		(0.05)		—	(0.13)	(0.05)	(0.01)
(0.64)		—		—	—	—	—

(0.76)		(0.05)		—	(0.13)	(0.05)	(0.01)

0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—

—		0.05		—	—	—	—

$19.21		$17.32		$13.59	$12.24	$9.73	$10.21

15.37%		27.87	%(e)	11.03%	27.20%	(4.17)%	(13.64)%

$4,347		$3,328		$4,670	$1,885	$812	$1,289
2.18	%(f)	2.29%		2.40%	2.58%	2.31%	2.13%
(0.22	)%(f)	0.46%		0.85%	(0.20)%	0.42%	0.23%
34%		43%		54%	37%	31%	22%
2.18	%(f)	2.29%		2.40%	2.59%	2.31%	2.13%

See Notes to Financial Statements.

19

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period
	Ended		Year		Year	Year		Year	Year
	12/31/06(c)		Ended		Ended	Ended		Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)		6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$17.49		$13.73		$12.36	$9.82		$10.31	$11.95

Income/(loss) from investment operations:
Net investment income/(loss)	(0.02)		0.14		0.08	(0.00	)(d)	0.04	0.02
Net realized and unrealized gain/(loss) on investments	2.70		3.62		1.29	2.67		(0.48)	(1.65)

Total from investment operations	2.68		3.76		1.37	2.67		(0.44)	(1.63)

Less distributions:
Dividends from net investment income	(0.12)		(0.05)		—	(0.13)		(0.05)	(0.01)
Distributions from net realized gains	(0.64)		—		—	—		—	—

Total distributions	(0.76)		(0.05)		0.00	(0.13)		(0.05)	(0.01)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)	0.00	(d)	—	—

Voluntary contribution from Advisor	—		0.05		—	—		—	—

Net asset value, end of period	$19.41		$17.49		$13.73	$12.36		$9.82	$10.31

Total return(b)	15.39%		27.80	%(e)	11.08%	27.26%		(4.23)%	(13.67)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$4,868		$3,746		$3,132	$1,724		$1,270	$1,805
Ratio of operating expenses to average net assets	2.18	%(f)	2.28%		2.40%	2.58%		2.31%	2.13%
Ratio of net investment income/ (loss) to average net assets	(0.21	)%(f)	0.84%		0.59%	(0.00)%		0.42%	0.23%
Portfolio turnover rate	34%		43%		54%	37%		31%	22%
Ratio of operating expenses to average net assets without expense waivers	2.18	%(f)	2.28%		2.40%	2.59%		2.31%	2.13%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on September 29, 1995 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 27.44% for Class C Shares and 28.43% for Class K Shares.

(f)	Annualized.

See Notes to Financial Statements.

20

K Shares

Period
Ended		Year		Year	Year	Year	Year
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$17.96		$14.08		$12.64	$10.05	$10.53	$12.14

0.05		0.25		0.17	0.06	0.11	0.11
2.76		3.73		1.33	2.76	(0.49)	(1.68)

2.81		3.98		1.50	2.82	(0.38)	(1.57)

(0.26)		(0.15)		(0.06)	(0.23)	(0.10)	(0.04)
(0.64)		—		—	—	—	—

(0.90)		(0.15)		(0.06)	(0.23)	(0.10)	(0.04)

0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—

—		0.05		—	—	—	—

$19.87		$17.96		$14.08	$12.64	$10.05	$10.53

15.79%		28.79	%(e)	11.85%	28.09%	(3.48)%	(12.96)%

$56,808		$50,324		$39,206	$19,980	$22,581	$63,082
1.43	%(f)	1.53%		1.65%	1.83%	1.56%	1.38%
0.55	%(f)	1.54%		1.25%	0.53%	1.17%	0.98%
34%		43%		54%	37%	31%	22%
1.43	%(f)	1.53%		1.65%	1.84%	1.56%	1.38%

See Notes to Financial Statements.

21

Munder International Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period
	Ended		Year		Year	Year	Year	Year
	12/31/06(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$18.14		$14.22		$12.76	$10.14	$10.62	$12.23

Income/(loss) from investment operations:
Net investment income	0.07		0.30		0.24	0.11	0.13	0.13
Net realized and unrealized gain/ (loss) on investments	2.80		3.76		1.31	2.77	(0.49)	(1.69)

Total from investment operations	2.87		4.06		1.55	2.88	(0.36)	(1.56)

Less distributions:
Dividends from net investment income	(0.31)		(0.19)		(0.09)	(0.26)	(0.12)	(0.05)
Distributions from net realized gains	(0.64)		—		—	—	—	—

Total distributions	(0.95)		(0.19)		(0.09)	(0.26)	(0.12)	(0.05)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	—		0.05		—	—	—	—

Net asset value, end of period	$20.06		$18.14		$14.22	$12.76	$10.14	$10.62

Total return(b)	15.98%		29.11	%(e)	12.09%	28.56%	(3.26)%	(12.70)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$129,931		$101,748		$77,927	$34,887	$27,185	$38,790
Ratio of operating expenses to average net assets	1.18	%(f)	1.28%		1.40%	1.58%	1.31%	1.13%
Ratio of net investment income to average net assets	0.77	%(f)	1.81%		1.74%	0.95%	1.42%	1.23%
Portfolio turnover rate	34%		43%		54%	37%	31%	22%
Ratio of operating expenses to average net assets without expense waivers	1.18	%(f)	1.28%		1.40%	1.59%	1.32%	1.13%

(a)	Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 28.75% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

22

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1. Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder International Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts)

23

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into

24

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

25

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

26

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”), is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $141,811 before payment of sub-administration fees and $93,649 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1450% for administrative services.

    Beginning November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $340 in

27

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

advisory fees before waivers and expense reimbursements ($13 after waivers and reimbursements) and $141 in administrative fees.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $514,465 after completing a review of certain shareholder trading activities and the application of the Fund’s redemption fee policy in prior years.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $8,455 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations

28

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

(collectively, the ”Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (”Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $345 to Comerica Securities and $67,630 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $80,232,689 and $66,435,258, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $59,682,464, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,603,754 and net appreciation for financial reporting purposes was $58,078,710. At December 31, 2006, aggregate cost for financial reporting purposes was $193,741,995.

6. Geographic Concentration

    The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. government.

29

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $937.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2006, dividends of $1,584,822 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital	Unrealized
Income	Loss Carryover	Appreciation	Total

$2,414,932	$(15,268,754)	$42,277,560	$29,423,738

    The differences between book and tax distributable earnings are primarily due to wash sales, passive foreign investment company unreversed inclusions and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $15,268,754 of unused capital losses of which $3,120,136,

30

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

$7,504,911 and $4,643,707 expire in 2009, 2010 and 2011, respectively. Some of the losses were inherited in the February 4, 2005 merger with the Munder International Growth and the Munder Emerging Markets Funds. The losses obtained in these mergers may be subject to limitations.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $13,712,795.

10.	Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	9,238,469
Against	6,782
Abstain	14,714
Broker Non-Votes	—
TOTAL	9,259,965

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal and the results of the vote are as set forth below.

No. of Shares

For	524,333
Against	8,719,708
Abstain	15,924
Broker Non-Votes	—
TOTAL	9,259,965

11. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

31

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

32

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

12. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the

33

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on October 26, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different

34

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred

35

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by

36

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmark and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the

37

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by

38

Munder International Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

39

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41

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINTLEQ1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Internet Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
20	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in technology and Internet-related securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Investments by the Fund in foreign securities involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of December 31, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses.

ii

These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Mark Lebovitz, Kenneth Smith and Jonathan Woodley

    The Fund earned a return of 7.60% for the six months ended December 31, 2006, compared to the 14.65% return for the Inter@ctive Week Internet Index, the 9.31% return for the Morgan Stanley Internet Index and the 9.66% median return for the Lipper universe of science and technology funds.

    The Fund benefited from a positive market for Internet investors during the six months ended December 31, 2006 and had strong absolute returns for the period. On a relative basis, however, the Fund lagged its Morgan Stanley Internet benchmark primarily due to weakness in the Internet & catalog retail, software, and communications equipment segments of the Fund.

    Stock selection in the Internet software & services and the computers & peripherals industries within the information technology sector of the Fund helped to boost the Fund’s relative performance. Overweighted positions in ValueClick, Inc. (2.0% of the Fund), Digital River, Inc. (2.7% of the Fund) and The Knot, Inc. (1.1% of the Fund) were the top contributors in the Internet software & services segment. ValueClick provides products and services that enable marketers to advertise and sell their products online. Digital River focuses on comprehensive electronic commerce (e-commerce) outsourcing solutions, and The Knot provides online and offline services to the wedding market. An overweight in Apple Computer, Inc. (3.9% of the Fund) was primarily responsible for relative strength in the computers & peripherals segment.

    These positive factors were offset by relative weakness in the Internet & catalog retail industry within the consumer discretionary sector, and the software and communications equipment industries in the information technology sector. Among the Internet & catalog retail holdings, the positive impact of an overweight in priceline.com Incorporated (4.6% of the Fund) was offset by the negative impact of an overweight in Stamps.com Inc. (2.9% of the Fund) and an underweight in GSI Commerce, Inc. (1.0% of the Fund). Performance in the software segment was held back by an underweight in Microsoft Corporation (1.8% of the Fund), an underweight in salesforce.com, inc. (0.7% of the Fund), and the lack of holdings in Check Point Software Technologies, Ltd. and Symantec Corp.

    In the communications equipment segment of the Fund, relative performance was negatively impacted by an underweight in Cisco Systems, Inc. (1.8% of the Fund) and the lack of a position in Juniper Networks, Inc.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Inter@ctive Week Internet Index is a modified market capitalization-weighted index designed to measure a cross section of companies involved in providing Internet infrastructure and

iii

access, developing and marketing Internet content and software, and conducting business over the Internet. The Morgan Stanley Internet Index is an equal dollar-weighted index made up of leading companies drawn from nine Internet subsectors that are driving the growth of Internet usage. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06 to 12/31/06	Ratio

Actual
Class A	$1,000.00	$1,075.20	$12.29	2.35%
Class B	$1,000.00	$1,071.00	$16.23	3.11%
Class C	$1,000.00	$1,071.00	$16.23	3.11%
Class K	$1,000.00	$1,074.60	$12.24	2.34%
Class R	$1,000.00	$1,074.00	$13.28	2.54%
Class Y	$1,000.00	$1,076.00	$10.99	2.10%

Hypothetical
Class A	$1,000.00	$1,013.36	$11.93	2.35%
Class B	$1,000.00	$1,009.53	$15.75	3.11%
Class C	$1,000.00	$1,009.53	$15.75	3.11%
Class K	$1,000.00	$1,013.41	$11.88	2.34%
Class R	$1,000.00	$1,012.40	$12.88	2.54%
Class Y	$1,000.00	$1,014.62	$10.66	2.10%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Internet Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 98.9%
Consumer Discretionary — 20.3%
Hotels, Restaurants & Leisure — 0.8%
70,400	Ctrip.com International Ltd., ADR (a)	$4,398,592

Internet & Catalog Retail — 19.3%
286,000	Amazon.com, Inc. †,(a)	11,285,560
202,318	Celebrate Express, Inc. †	2,346,889
62,000	DoveBid, Inc. †,(b),(c),(d)	0
807,000	drugstore.com, inc. †,(a)	2,953,620
427,000	Expedia, Inc. †	8,958,460
105,000	FTD Group, Inc. †	1,878,450
81,000	Gmarket Inc., ADR †,(a)	1,940,760
275,000	GSI Commerce, Inc. †,(a)	5,156,250
499,082	Netflix, Inc. †,(a)	12,906,260
628,200	PetMed Express, Inc. †,(a)	8,386,470
565,916	priceline.com Incorporated †	24,679,597
25,000	Shutterfly, Inc. †,(a)	360,000
1,006,775	Stamps.com Inc. †	15,856,706
108,000	Submarino SA	3,537,992
110,000	VistaPrint Limited †,(a)	3,642,100

		103,889,114

Media — 0.2%
235,000	Digital Music Group, Inc. †,(a)	1,142,100

Total Consumer Discretionary		109,429,806

Financials — 10.3%
Capital Markets — 6.5%
621,000	E*TRADE Financial Corporation †,(a)	13,922,820
1,326,400	TD AMERITRADE Holding Corporation (a)	21,461,152

		35,383,972

Real Estate Management & Development — 3.8%
3,713,378	Move, Inc. †	20,460,713

Total Financials		55,844,685

See Notes to Financial Statements.

1

Munder Internet Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials — 4.7%
Commercial Services & Supplies — 4.7%
95,000	51job, Inc., ADR †,(a)	$1,621,650
415,184	Intermap Technologies Corp. †	2,136,178
465,000	Monster Worldwide, Inc. †	21,687,600

		25,445,428

Information Technology — 63.6%
Communications Equipment — 1.8%
356,300	Cisco Systems, Inc. †,(a)	9,737,679

Computers & Peripherals — 4.3%
248,000	Apple Computer, Inc. †,(a)	21,040,320
50,000	SanDisk Corporation †,(a)	2,151,500

		23,191,820

Information Technology Services — 1.0%
139,000	CheckFree Corporation †,(a)	5,582,240

Internet Software & Services — 49.0%
815,000	24/7 Real Media, Inc. †,(a)	7,375,750
117,000	Akamai Technologies, Inc. †,(a)	6,215,040
259,000	Aptimus, Inc. †	1,709,400
692,000	aQuantive, Inc. †,(a)	17,064,720
1,071,500	Autobytel, Inc. †,(a)	3,750,250
25,400	Baidu.com †,(a)	2,863,088
264,619	Bankrate, Inc. †,(a)	10,042,291
1,750,000	CMGI, Inc. †	2,345,000
1,056,127	CNET Networks, Inc. †,(a)	9,600,195
264,981	Digital River, Inc. †,(a)	14,783,290
434,000	Digitas Inc. †	5,819,940
483,001	eBay, Inc. †	14,523,840
75,918	Google Inc., Class A †	34,958,721
217,000	j2 Global Communications, Inc. †,(a)	5,913,250
227,600	Knot, Inc. (The) †,(a)	5,972,224
91,500	Liquidity Services, Inc. †,(a)	1,574,715
100,000	LoopNet, Inc. †	1,498,000
401,000	Marchex, Inc. Class B †,(a)	5,365,380
376,000	NetEase.com, Inc., ADR †,(a)	7,027,440
10,000	NHN Corp. †	1,226,882
302,000	Rediff.com India Limited, ADR †,(a)	5,556,800

See Notes to Financial Statements.

2

Shares		Value

Information Technology (Continued)
Internet Software & Services (Continued)
310,000	Sify Limited, ADR †,(a)	$2,954,300
763,000	SINA Corporation †,(a)	21,898,100
545,000	Sohu.com, Inc. †,(a)	13,080,000
125,000	Spark Networks PLC, ADR †	655,000
1,109,000	Tencent Holdings Ltd.	3,949,359
680,000	TheStreet.com, Inc. (a)	6,052,000
390,500	TOM Online, Inc., ADR †,(a)	6,044,940
165,000	Travelzoo, Inc. †,(a)	4,941,750
456,000	Universo Online SA †	2,477,959
464,729	ValueClick, Inc. †,(a)	10,981,546
355,000	Website Pros, Inc. †,(a)	3,212,750
853,580	Yahoo! Inc. †	21,800,433
1,250,000	YP Corp. †,(a)	1,331,250

		264,565,603

Software — 7.5%
114,200	Adobe Systems Incorporated †,(a)	4,695,904
111,950	Blackboard, Inc. †,(a)	3,362,978
332,000	Microsoft Corporation	9,913,520
322,700	Red Hat, Inc. †,(a)	7,422,100
110,000	salesforce.com, inc. †,(a)	4,009,500
242,500	Shanda Interactive Entertainment Limited, ADR †,(a)	5,254,975
97,000	The9 Limited, ADR †,(a)	3,125,340
230,000	VASCO Data Security International, Inc. †,(a)	2,725,500

		40,509,817

Total Information Technology		343,587,159

TOTAL COMMON STOCKS
(Cost $529,998,914)		534,307,078

LIMITED PARTNERSHIPS — 0.9%
Information Technology — 0.9%
Internet Software & Services — 0.1%
1,916,082	@Ventures Expansion Fund, L.P. †,(b),(c),(d)	655,064
2,848,467	@Ventures III, L.P. †,(b),(c),(d)	257,855

		912,919

See Notes to Financial Statements.

3

Munder Internet Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

LIMITED PARTNERSHIPS (Continued)
Information Technology (Continued)
Multi-Industry — 0.8%
4,500,000	New Enterprise Associates 10, L.P. †,(b),(c),(d)	$3,153,384
1,591,736	Trident Capital Fund V, L.P. †,(b),(c),(d)	1,088,247

		4,241,631

TOTAL LIMITED PARTNERSHIPS
(Cost $8,935,266)		5,154,550

PREFERRED STOCK — 0.0%
(Cost $213,440)
Information Technology — 0.0%
Internet Software & Services — 0.0%
85,719	Mainstream Data Services, Inc., Series D †,(b),(c),(d)	0

INVESTMENT COMPANY SECURITY — 0.3%
(Cost $1,491,011)
1,491,011	Institutional Money Market Fund – Comerica Class Y Shares (f)	1,491,011

Principal
Amount

REPURCHASE AGREEMENT — 0.1%
(Cost $497,000)
$497,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $497,268 on 01/02/2007, collateralized by $520,000 FHLMC, 5.000% maturing 12/14/2018 (value $508,950)	497,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 22.5%
(Cost $121,482,421)
121,482,421	State Street Navigator Securities Trust – Prime Portfolio (e)	121,482,421

TOTAL INVESTMENTS
(Cost $662,618,052)	122.7%	662,932,060
OTHER ASSETS AND LIABILITIES (Net)	(22.7)	(122,515,442)

NET ASSETS	100.0%	$540,416,618

See Notes to Financial Statements.

4

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2006 (see Notes to Financial Statements, Note 2). At December 31, 2006, these securities represent $5,154,550, 0.9% of net assets.

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $5,154,550, 0.9% of net assets.

Security	Acquisition Date	Cost

@Ventures Expansion Fund, L.P.	2/24/00	$157,014
	3/23/00	628,057
	6/15/00	471,043
	3/15/01	392,536
@Ventures III, L.P.	11/06/98	622,048
	1/05/99	128,877
	4/01/99	414,098
	7/23/99	515,509
	9/24/99	515,509
	1/21/00	128,877
	5/08/00	38,663
	9/18/00	25,776
	1/30/01	33,214
	7/18/01	27,208
DoveBid, Inc.	4/10/02	248,000
Mainstream Data Services, Inc. Series D	8/29/00	213,440
New Enterprise Associates 10, L.P.	10/26/00	351,001
	1/05/01	175,500
	7/27/01	87,750
	9/26/01	175,500
	1/16/02	185,967
	4/23/02	185,967
	7/12/02	185,967
	11/12/02	185,967
	2/04/03	188,106
	7/16/03	190,738
	9/19/03	196,970
	12/10/03	197,605
	4/19/04	198,318
	8/16/04	200,793

See Notes to Financial Statements.

5

Munder Internet Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Security	Acquisition Date	Cost

	12/28/04	$214,574
	7/11/05	118,460
	1/13/06	122,562
	3/10/06	122,562
	4/03/06	122,562
	11/02/06	123,173
Trident Capital Fund V, L.P.	10/18/00	236,680
	6/26/02	83,532
	11/08/02	83,532
	1/15/03	167,064
	10/01/03	84,513
	12/05/03	84,513
	2/06/04	84,513
	6/10/04	88,498
	11/23/04	89,708
	1/28/05	89,708
	8/02/05	53,825
	10/17/05	77,106
	7/05/06	83,603

(e)	At December 31, 2006, the market value of the securities on loan is $118,194,640.

(f)	Affiliated company security (see Notes to Financial Statements, Note 3).

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

6

At December 31, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	82.3%	$444,557,723
China	12.8	69,263,484
India	1.6	8,511,100
Brazil	1.1	6,015,951
South Korea	0.6	3,167,642
Canada	0.4	2,136,178
United Kingdom	0.1	655,000

TOTAL COMMON STOCKS	98.9	534,307,078
LIMITED PARTNERSHIPS	0.9	5,154,550
PREFERRED STOCK	0.0	0
INVESTMENT COMPANY SECURITY	0.3	1,491,011
REPURCHASE AGREEMENT	0.1	497,000
COLLATERAL FOR SECURITIES ON LOAN	22.5	121,482,421

TOTAL INVESTMENTS	122.7	662,932,060
OTHER ASSETS AND LIABILITIES (Net)	(22.7)	(122,515,442)

NET ASSETS	100.0%	$540,416,618

See Notes to Financial Statements.

7

Munder Internet Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $660,630,041)	$660,944,049
Securities of affiliated company (cost — $1,491,011)	1,491,011
Repurchase agreement (cost — $497,000)	497,000

Total Investments	662,932,060
Cash	17,004
Foreign currency, at value	56,250
Interest receivable	201
Dividends receivable	16,416
Receivable for investment securities sold	4,575,308
Receivable for Fund shares sold	90,790
Prepaid expenses and other assets	1,373,570

Total Assets	669,061,599

LIABILITIES:
Payable for Fund shares redeemed	3,989,841
Payable for investment securities purchased	1,036,201
Payable upon return of securities loaned	121,482,421
Transfer agency/record keeping fees payable	1,177,876
Investment advisory fees payable	462,857
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	170,193
Trustees’ fees and expenses payable	89,478
Administration fees payable	45,475
Custody fees payable	9,497
Shareholder servicing fees payable — Class K Shares	4
Accrued expenses and other payables	181,138

Total Liabilities	128,644,981

NET ASSETS	$540,416,618

Investments, at cost	$662,618,052

Foreign currency , at cost	$56,030

*	Including $118,194,640 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(6,135,697)
Accumulated net realized loss on investments sold	(3,565,175,917)
Net unrealized appreciation of investments	314,589
Paid-in capital	4,111,413,643

$540,416,618

NET ASSETS:
Class A Shares	$410,049,057

Class B Shares	$36,991,660

Class C Shares	$87,162,353

Class K Shares	$18,518

Class R Shares	$13,064

Class Y Shares	$6,181,966

SHARES OUTSTANDING:
Class A Shares	19,768,835

Class B Shares	1,901,053

Class C Shares	4,476,858

Class K Shares	893

Class R Shares	634

Class Y Shares	291,137

CLASS A SHARES:
Net asset value and redemption price per share	$20.74

Maximum sales charge	5.50%
Maximum offering price per share	$21.95

CLASS B SHARES:
Net asset value and offering price per share*	$19.46

CLASS C SHARES:
Net asset value and offering price per share*	$19.47

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$20.74

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$20.61

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$21.23

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Internet Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$49,608
Dividends on securities of unaffiliated companies(a)	174,741
Dividends on securities of affiliated company	14,081
Securities lending	642,272

Total Investment Income	880,702

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	517,242
Class B Shares	195,408
Class C Shares	450,651
Class R Shares	60
Shareholder servicing fees:
Class K Shares	22
Investment advisory fees	2,744,898
Transfer agency/record keeping fees	2,350,359
Administration fees	326,743
Printing and mailing fees	191,875
Custody fees	63,450
Registration and filing fees	35,742
Legal and audit fees	29,528
Trustees’ fees and expenses	26,254
Other	6,294

Total Expenses	6,938,526

NET INVESTMENT LOSS	(6,057,824)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	2,564,965
Foreign currency-related transactions	(559)
Net change in unrealized appreciation/(depreciation) of:
Securities	40,147,239
Foreign currency-related transactions	203

Net realized and unrealized gain on investments	42,711,848

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,654,024

(a)	Net of foreign withholding taxes of $1,369.

See Notes to Financial Statements.

10

Munder Internet Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment loss	$(6,057,824)	$(10,365,456)
Net realized gain from security and foreign currency-related transactions	2,564,406	33,481,550
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	40,147,442	41,857,876

Net increase in net assets resulting from operations	36,654,024	64,973,970
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(63,857,593)	55,806,979
Class B Shares	(12,226,545)	(173,789,181)
Class C Shares	(17,720,475)	(37,254,403)
Class K Shares	—	(59,422)
Class R Shares	(3,041)	—
Class Y Shares	(322,368)	4,454
Short-term trading fees	4,810	24,295
Voluntary contribution from Advisor	—	3,107,321

Net decrease in net assets	(57,471,188)	(87,185,987)
NET ASSETS
Beginning of period	597,887,806	685,073,793

End of period	$540,416,618	$597,887,806

Accumulated net investment income loss	$(6,135,697)	$(77,873)

See Notes to Financial Statements.

11

Munder Internet Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold*	$12,846,360	$165,650,991
Proceeds received in merger	—	50,307,216
Redeemed	(76,703,953)	(160,151,228)

Net increase/(decrease)	$(63,857,593)	$55,806,979

Class B Shares:
Sold	$812,135	$4,656,410
Redeemed*	(13,038,680)	(178,445,591)

Net decrease	$(12,226,545)	$(173,789,181)

Class C Shares:
Sold	$691,819	$3,305,294
Redeemed	(18,412,294)	(40,559,697)

Net decrease	$(17,720,475)	$(37,254,403)

Class K Shares:
Sold	$7,000	$7,000
Redeemed	(7,000)	(66,422)

Net decrease	$—	$(59,422)

Class R Shares:
Sold	$42,354	—
Redeemed	(45,395)	—

Net decrease	$(3,041)	—

Class Y Shares:
Sold	$120,434	$857,687
Redeemed	(442,802)	(853,233)

Net increase/(decrease)	$(322,368)	$4,454

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold*	685,372	8,139,991
Issued in exchange for proceeds received in merger	—	2,682,927
Redeemed	(4,011,706)	(7,980,867)

Net increase/(decrease)	(3,326,334)	2,842,051

Class B Shares:
Sold	45,858	245,578
Redeemed*	(740,081)	(9,324,757)

Net decrease	(694,223)	(9,079,179)

Class C Shares:
Sold	39,116	173,127
Redeemed	(1,022,758)	(2,148,186)

Net decrease	(983,642)	(1,975,059)

Class K Shares:
Sold	319	319
Redeemed	(319)	(3,283)

Net decrease	—	(2,964)

Class R Shares:
Sold	2,193	—
Redeemed	(2,193)	—

Net increase/(decrease)	—	—

Class Y Shares:
Sold	6,287	40,615
Redeemed	(21,927)	(42,643)

Net decrease	(15,640)	(2,028)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

13

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/06(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$19.29		$17.70		$18.53	$14.58	$10.66	$24.65

Income/(loss) from investment operations:
Net investment loss	(0.19)		(0.24)		(0.31)	(0.40)	(0.30)	(0.28)
Net realized and unrealized gain/(loss) on investments	1.64		1.75		(0.52)	4.35	4.22	(13.71)

Total from investment operations	1.45		1.51		(0.83)	3.95	3.92	(13.99)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	—		0.08		—	—	—	—

Net asset value, end of period	$20.74		$19.29		$17.70	$18.53	$14.58	$10.66

Total return(b)	7.52%		9.11	%(e)	(4.59)%	27.09%	36.77%	(56.75)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$410,049		$445,453		$358,457	$362,780	$335,313	$298,741
Ratio of operating expenses to average net assets	2.35	%(f)	2.18%		2.29%	2.47%	3.04%	2.60%
Ratio of net investment loss to average net assets	(2.03	)%(f)	(1.19)%		(1.75)%	(2.36)%	(2.80)%	(1.71)%
Portfolio turnover rate	26%		82%		72%	43%	40%	50%
Ratio of operating expenses to average net assets without expense waivers	2.35	%(f)	2.18%		2.31%	2.55%	3.16%	2.64%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 19, 1996 and June 1, 1998, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.65% for Class A Shares and 7.87% for Class B Shares.

(f)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year		Year	Year	Year	Year
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$18.16		$16.79		$17.71	$14.04	$10.34	$24.10

(0.25)		(0.37)		(0.42)	(0.50)	(0.36)	(0.39)
1.55		1.66		(0.50)	4.17	4.06	(13.37)

1.30		1.29		(0.92)	3.67	3.70	(13.76)

0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—

—		0.08		—	—	—	—

$19.46		$18.16		$16.79	$17.71	$14.04	$10.34

7.10%		8.35	%(e)	(5.31)%	26.14%	35.78%	(57.10)%

$36,992		$47,126		$196,038	$414,394	$386,440	$352,103
3.11	%(f)	2.95%		3.04%	3.22%	3.79%	3.35%
(2.79	)%(f)	(2.04)%		(2.47)%	(3.11)%	(3.55)%	(2.46)%
26%		82%		72%	43%	40%	50%
3.11	%(f)	2.95%		3.06%	3.30%	3.91%	3.39%

See Notes to Financial Statements.

15

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/06(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$18.17		$16.80		$17.72	$14.05	$10.35	$24.12

Income/(loss) from investment operations:
Net investment loss	(0.25)		(0.37)		(0.42)	(0.50)	(0.36)	(0.39)
Net realized and unrealized gain/(loss) on investments	1.55		1.66		(0.50)	4.17	4.06	(13.38)

Total from investment operations	1.30		1.29		(0.92)	3.67	3.70	(13.77)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	—		0.08		—	—	—	—

Net asset value, end of period	$19.47		$18.17		$16.80	$17.72	$14.05	$10.35

Total return(b)	7.10%		8.34	%(e)	(5.30)%	26.12%	35.75%	(57.09)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$87,162		$99,230		$124,925	$193,615	$175,609	$153,079
Ratio of operating expenses to average net assets	3.11	%(f)	2.94%		3.04%	3.22%	3.79%	3.35%
Ratio of net investment loss to average net assets	(2.79	)%(f)	(1.99)%		(2.49)%	(3.11)%	(3.55)%	(2.46)%
Portfolio turnover rate	26%		82%		72%	43%	40%	50%
Ratio of operating expenses to average net assets without expense waivers	3.11	%(f)	2.94%		3.06%	3.30%	3.91%	3.39%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on November 3, 1998, and April 30, 2002, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect and applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 7.87% for Class C Shares and 8.71% for Class K Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year		Year	Year	Year	Period
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$19.30		$17.71		$18.54	$14.59	$10.66	$12.45

(0.19)		(0.24)		(0.31)	(0.40)	(0.30)	(0.03)
1.63		1.75		(0.52)	4.35	4.23	(1.76)

1.44		1.51		(0.83)	3.95	3.93	(1.79)

0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—

—		0.08		—	—	—	—

$20.74		$19.30		$17.71	$18.54	$14.59	$10.66

7.46%		9.16	%(e)	(4.59)%	27.00%	36.87%	(14.38)%

$19		$17		$68	$227	$290	$610
2.34	%(f)	2.20%		2.29%	2.47%	3.04%	2.60	%(f)
(2.01	)%(f)	(1.24)%		(1.71)%	(2.36)%	(2.80)%	(1.71	)%(f)
26%		82%		72%	43%	40%	50%
2.34	%(f)	2.20%		2.31%	2.55%	3.16%	2.64	%(f)

See Notes to Financial Statements.

17

Munder Internet Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Period Ended		Year		Period
	12/31/06(c)		Ended		Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)

Net asset value, beginning of period	$19.20		$17.66		$15.78

Income/(loss) from investment operations:
Net investment loss	(0.21)		(0.29)		(0.32)
Net realized and unrealized gain/(loss) on investments	1.62		1.75		2.20

Total from investment operations	1.41		1.46		1.88

Short-term trading fees	0.00	(d)	0.00	(d)	0.00	(d)

Voluntary contribution from Advisor	—		0.08		—

Net asset value, end of period	$20.61		$19.20		$17.66

Total return(b)	7.40%		8.84	%(e)	11.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13		$12		$11
Ratio of operating expenses to average net assets	2.54	%(f)	2.42%		2.54	%(f)
Ratio of net investment loss to average net assets	(2.13	)%(f)	(1.46)%		(1.92	)%(f)
Portfolio turnover rate	26%		82%		72%
Ratio of operating expenses to average net assets without expense waivers	2.54	%(f)	2.42%		2.56	%(f)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004, and June 1, 1998, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 8.39% for Class R Shares and 8.99% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

18

Y Shares

Period Ended		Year		Year	Year	Year	Year
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$19.72		$18.05		$18.85	$14.79	$10.79	$24.91

(0.17)		(0.20)		(0.27)	(0.36)	(0.27)	(0.24)
1.68		1.79		(0.53)	4.42	4.27	(13.88)

1.51		1.59		(0.80)	4.06	4.00	(14.12)

0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—

—		0.08		—	—	—	—

$21.23		$19.72		$18.05	$18.85	$14.79	$10.79

7.60%		9.43	%(e)	(4.35)%	27.36%	37.16%	(56.68)%

$6,182		$6,050		$5,574	$6,328	$4,220	$3,620
2.10	%(f)	1.93%		2.04%	2.22%	2.79%	2.35%
(1.77	)%(f)	(0.99)%		(1.47)%	(2.11)%	(2.55)%	(1.46)%
26%		82%		72%	43%	40%	50%
2.10	%(f)	1.93%		2.06%	2.30%	2.91%	2.39%

See Notes to Financial Statements.

19

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1. Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Internet Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On October 21, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Amerindo Technology Fund in a tax-free exchange of shares and the subsequent liquidation of the Amerindo Technology Fund. The Agreement and Plan of Reorganization was approved by the shareholders of the Amerindo Technology Fund at a Special Meeting of the Shareholders held on October 14, 2005.

Number of Shares outstanding of the Amerindo Technology Fund prior to merger:
Class D	5,965,241

Number of Shares issued of the Fund for Shares of the Amerindo Technology Fund:
Class A	2,682,927

    Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Amerindo Technology Fund was $9,254,384.

20

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

There were no undistributed income or gain amounts unpaid prior to the merger of the Amerindo Technology Fund.

	Prior to Merger	After Merger

Net assets of Amerindo Technology Fund
Class D	$50,307,216	$—
Net assets of the Fund
Class A	$374,134,933	$424,442,149
Class B	162,069,134	162,069,134
Class C	119,529,867	119,529,867
Class K	57,212	57,212
Class R	11,847	11,847
Class Y	5,545,960	5,545,960

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with

21

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value

22

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Prior to December 19, 2006, the limit on securities lending was 25% of the value of the Fund’s total assets. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and

23

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

24

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $1 billion and 0.85% on assets exceeding $1 billion. Prior to August 22, 2006, the Advisor was entitled to receive a fee based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $1 billion and 0.90% on assets exceeding $1 billion. Prior to December 29, 2006, the fee was computed daily and payable monthly. During the year ended December 31, 2006, the Fund paid an annual effective rate of 1.00% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $326,743 before payment of sub-administration fees and $218,324 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1190% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $542 in

25

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

advisory fees before waivers and expense reimbursements ($20 after waivers and reimbursements) and $225 in administration fees.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $3,107,321 after completing a review of certain shareholder trading activities in prior years.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $240 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2006. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $78 from commission on Class A Shares of the Fund for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted

26

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $2,178 to Comerica Securities and $282 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $142,185,665 and $237,626,019, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $73,837,406, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $73,523,398 and net appreciation for financial reporting purposes was $314,008. At December 31, 2006, aggregate cost for financial reporting purposes was $662,618,052.

27

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

6. Investment Concentration

    The Fund primarily invests in equity securities of companies positioned to benefit from the growth of the Internet. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of December 31, 2006, more than 25% of the Fund’s assets were invested in issuers in the Internet software & services industry. When a Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on a Fund than they would on a Fund that does not concentrate its investments.

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $3,138.

8. Commitments

    The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At December 31, 2006, the Fund had total commitments to contribute $1,025,864 to various issuers when and if required.

9. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

28

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Post October	Capital	Unrealized
Loss	Loss Carryover	Depreciation	Total

$(15,371)	$(3,560,650,905)	$(46,922,270)	$(3,607,588,546)

    The differences between book and tax distributable earnings are primarily due to wash sales, partnership basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $3,560,650,905 of unused capital losses of which $102,926,897, $2,148,776,776, $862,191,251, $245,904,886, $158,927,662 and $41,923,433 expire in 2009, 2010, 2011, 2012, 2013 and 2014, respectively. In addition, $24,327,273 of the losses expiring in 2009 and $29,173,898 of the losses expiring in 2010 and 2011 may be further limited as these amounts were acquired in the reorganizations with the Munder International NetNet Fund that occurred on May 3, 2002 and the Amerindo Technology Fund that occurred on October 21, 2005, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net currency losses arising between November 1, 2005 and June 30, 2006 of $15,371.

11. Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The Meeting was adjourned to November 20, 2006 in order to permit shareholders further time to respond to the solicitation of proxies. The Meeting was then further adjourned twice and reconvened for a final time on December 19, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

29

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	11,961,271
Against	1,026,035
Abstain	2,055,364
Broker Non-votes	—
TOTAL	15,042,670

    2. A proposal seeking approval of the amendment or elimination of certain fundamental investment restrictions. Shareholders of the Fund approved each part of the proposal and the results of the votes are as set forth below.

a. Diversification

No. of Shares

For	11,856,635
Against	1,122,881
Abstain	2,063,154
Broker Non-votes	—
TOTAL	15,042,670

b. Borrowing

No. of Shares

For	11,623,760
Against	1,331,239
Abstain	2,087,671
Broker Non-votes	—
TOTAL	15,042,670

c. Senior Securities

No. of Shares

For	11,723,220
Against	1,217,892
Abstain	2,101,558
Broker Non-votes	—
TOTAL	15,042,670

d. Underwriting Securities

No. of Shares

For	11,754,488
Against	1,188,410
Abstain	2,099,772
Broker Non-votes	—
TOTAL	15,042,670

30

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

e. Real Estate

No. of Shares

For	11,761,631
Against	1,207,201
Abstain	2,073,838
Broker Non-votes	—
TOTAL	15,042,670

f. Making Loans

No. of Shares

For	11,624,664
Against	1,336,003
Abstain	2,082,003
Broker Non-votes	—
TOTAL	15,042,670

g. Concentration of Investments

No. of Shares

For	11,781,042
Against	1,161,960
Abstain	2,099,668
Broker Non-votes	—
TOTAL	15,042,670

h. Commodities

No. of Shares

For	11,661,610
Against	1,308,141
Abstain	2,072,919
Broker Non-votes	—
TOTAL	15,042,670

i. Pledging, Mortgaging and Hypothecating Fund Assets

No. of Shares

For	11,585,869
Against	1,340,900
Abstain	2,115,901
Broker Non-votes	—
TOTAL	15,042,670

31

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

j. Investments for Control

No. of Shares

For	11,667,063
Against	1,246,676
Abstain	2,128,931
Broker Non-votes	—
TOTAL	15,042,670

k. Margin Activities and Short Selling

No. of Shares

For	11,634,609
Against	1,315,860
Abstain	2,092,201
Broker Non-votes	—
TOTAL	15,042,670

    3. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	11,122,774
Against	1,861,550
Abstain	2,058,346
Broker Non-votes	—
TOTAL	15,042,670

13. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

32

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

33

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

14. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

15. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

16. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

17. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory

34

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on December 19, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different

35

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the

36

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark indices and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a

37

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three- and five-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmark indices and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market

38

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds, including the Fund, that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the

39

Munder Internet Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

40

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNNET1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Large-Cap Core
Growth Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. The Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Michael Bryk, Michael Gura, Suresh Rajagopal and Geoffrey Wilson

    The Fund generated a return of 8.97% for the six months ended December 31, 2006. This compares to the 12.74% return for the S&P 500® Index, the 11.83% median return for the Lipper universe of large-cap core funds and the 8.38% median return for the Lipper universe of multi-cap growth funds. (During the period, the Fund was included in the Lipper multi-cap growth universe.)

    The Fund had strong absolute performance for the six-month period ended December 31, 2006, benefiting from a positive market for large-cap investors, but lagged its S&P 500® benchmark principally due to relative weakness in the financials, energy and health care sectors that offset relative gains from stock selection in the information technology and industrials sectors.

    In the information technology sector, strong relative performance was driven by overweighted positions in Cisco Systems, Inc. (2.4% of the Fund), Apple Computer, Inc. (1.5% of the Fund), Satyam Computer Services Ltd. (1.2% of the Fund) and Accenture Ltd. (1.4% of the Fund). Satyam provides information technology services to a wide range of industries. Accenture provides technology consulting services to the communications, technology, and media and entertainment industries.

    Relative strength in the industrials sector was primarily due to the Fund’s positions in Terex Corporation (1.3% of the Fund) and Precision Castparts Corporation. (1.2% of the Fund), neither of which are represented in the S&P 500® Index. Terex manufactures a wide range of equipment for construction, infrastructure and mining industries. Precision Castparts manufactures metal components and products.

    The largest negative impact on the relative performance of the Fund came from the financials sector. Within that sector, SLM Corporation (1.2% of the Fund), E*TRADE Financial Corporation (1.0% of the Fund) and New Century Financial Corporation were among the largest detractors from relative performance. New Century Financial, whose services include the servicing, selling, originating and purchasing of sub-prime mortgage loans, was eliminated from the Fund in September. SLM Corp. provides education credit services, including student loan origination and student loan and guarantee servicing. E*TRADE Financial provides trading, investing, banking and lending products, primarily through the Internet and other electronic media. The lack of positions in some of the large brokerage firms, including Merrill Lynch & Co., Inc., Goldman Sachs Group, Inc. and Morgan Stanley, also held back relative returns.

    Relative weakness in the energy sector of the Fund was due largely to the Fund’s positions in Valero Energy Corporation (0.6% of the Fund), BJ Services Company (0.6% of the Fund), Peabody Energy Corporation (0.4% of the Fund) and Ultra Petroleum Corp. (0.5% of the Fund). Valero Energy refines and markets premium, environmentally clean products, such as reformulated gasoline. BJ Services provides pressure pumping and other oilfield services to the petroleum industry. Peabody Energy’s principal activity is the mining of coal, and Ultra Petroleum is involved in the development, production, exploration and acquisition of oil and gas properties.

iii

    In the health care sector, the largest detractors from the relative performance of the Fund were Genentech, Inc. (0.9% of the Fund), Quest Diagnostics, Incorporated and Medtronic, Inc. Quest Diagnostics, which provides diagnostic testing and related services, was eliminated from the Fund in October, and the position in Medtronic, which offers medical technology and device-based medical therapies, was sold in August. Genentech manufactures and markets biotechnology products, and licenses several additional products to other companies.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is a widely recognized unmanaged index that measures the performance of the large-capitalization sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper large-cap core funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning		Ending
	Account		Account		Expenses Paid		Annualized
	Value		Value		During Period		Expense
	7/1/06		12/31/06		7/1/06-12/31/06		Ratio

Actual
Class A	$1,000.00		$1,087.20		$7.68	(1)	1.46%
Class B	$1,000.00		$1,083.40		$11.61	(1)	2.21%
Class C	$1,000.00		$1,084.20		$11.61	(1)	2.21%
Class K	$1,000.00		$1,087.60		$7.68	(1)	1.46%
Class R	$1,000.00	(2)	$1,037.60	(3)	$2.96	(3)	1.74%
Class Y	$1,000.00		$1,089.70		$6.37	(1)	1.21%

Hypothetical
Class A	$1,000.00		$1,017.85		$7.43	(1)	1.46%
Class B	$1,000.00		$1,014.06		$11.22	(1)	2.21%
Class C	$1,000.00		$1,014.06		$11.22	(1)	2.21%
Class K	$1,000.00		$1,017.85		$7.43	(1)	1.46%
Class R	$1,000.00		$1,016.43	(4)	$8.84	(4)	1.74%
Class Y	$1,000.00		$1,019.11		$6.16	(1)	1.21%

(1)	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

(2)	Beginning Account Value is as of November 1, 2006, the date on which Class R Shares commenced operations.

(3)	Actual Ending Account Value and Actual Expenses Paid are based on the period from November 1, 2006 through December 31, 2006. Therefore, expenses are calculated by multiplying the annualized expense ratio for Class R Shares by the average account balance over the period from November 1, 2006 through December 31, 2006 and multiplying that number by 61/365 (to reflect the portion of the period that Class R Shares were in existence).

(4)	Hypothetical Ending Account Value and Hypothetical Expenses Paid are calculated as if the class had been in existence during the entire six-month period.

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Large-Cap Core Growth Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 97.8%
Consumer Discretionary — 10.5%
Auto Components — 1.2%
18,700	Johnson Controls, Inc.	$1,606,704

Hotels, Restaurants & Leisure — 1.3%
52,000	Hilton Hotels Corporation	1,814,800

Internet & Catalog Retail — 1.0%
56,100	Coldwater Creek Inc. †,(a)	1,375,572

Multiline Retail — 3.8%
22,500	J.C. Penney Company, Inc. (a)	1,740,600
32,100	Nordstrom, Inc.	1,583,814
34,500	Target Corporation	1,968,225

		5,292,639

Specialty Retail — 3.2%
21,400	Guess?, Inc. †,(a)	1,357,402
39,566	O’Reilly Automotive, Inc. †,(a)	1,268,486
67,550	Staples, Inc.	1,803,585

		4,429,473

Total Consumer Discretionary		14,519,188

Consumer Staples — 8.0%
Beverages — 2.9%
47,400	Constellation Brands, Inc., Class A †	1,375,548
41,500	PepsiCo, Inc.	2,595,825

		3,971,373

Food & Staples Retailing — 2.3%
26,333	Wal-Mart Stores, Inc.	1,216,058
44,133	Walgreen Co.	2,025,263

		3,241,321

Household Products — 2.8%
60,034	Procter & Gamble Company (The)	3,858,385

Total Consumer Staples		11,071,079

See Notes to Financial Statements.

1

Munder Large-Cap Core Growth Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy — 10.0%
Energy Equipment & Services — 2.5%
27,700	BJ Services Company	$812,164
6,919	Noble Corporation	526,882
34,000	Schlumberger Limited	2,147,440

		3,486,486

Oil, Gas & Consumable Fuels — 7.5%
17,200	ConocoPhillips	1,237,540
27,700	Denbury Resources Inc. †	769,783
72,000	Exxon Mobil Corporation	5,517,360
12,700	Peabody Energy Corporation	513,207
14,100	Ultra Petroleum Corp. †,(a)	673,275
15,100	Valero Energy Corporation	772,516
19,100	XTO Energy Inc.	898,655

		10,382,336

Total Energy		13,868,822

Financials — 21.7%
Capital Markets — 3.5%
61,000	E*TRADE Financial Corporation †	1,367,620
16,100	Franklin Resources, Inc.	1,773,737
25,900	State Street Corporation	1,746,696

		4,888,053

Commercial Banks — 3.9%
45,971	Wachovia Corporation	2,618,048
79,600	Wells Fargo & Company	2,830,576

		5,448,624

Consumer Finance — 2.9%
37,700	American Express Company	2,287,259
34,000	SLM Corporation	1,658,180

		3,945,439

Diversified Financial Services — 4.2%
75,100	Bank of America Corporation	4,009,589
31,200	CIT Group Inc.	1,740,024

		5,749,613

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Insurance — 5.9%
49,181	American International Group, Inc.	$3,524,311
48,500	Manulife Financial Corporation	1,638,815
20,600	Prudential Financial, Inc.	1,768,716
37,475	W. R. Berkley Corporation	1,293,262

		8,225,104

Real Estate Management & Development — 1.3%
52,100	CB Richard Ellis Group, Inc. †	1,729,720

Total Financials		29,986,553

Health Care — 12.3%
Biotechnology — 3.0%
30,055	Amgen Inc. †	2,053,057
15,400	Genentech, Inc. †	1,249,402
12,100	Gilead Sciences, Inc. †	785,653

		4,088,112

Health Care Equipment & Supplies — 1.2%
31,500	Stryker Corporation	1,735,965

Health Care Providers & Services — 4.2%
21,400	Express Scripts, Inc. †	1,532,240
41,744	UnitedHealth Group, Inc.	2,242,905
25,500	WellPoint, Inc. †	2,006,595

		5,781,740

Life Sciences Tools & Services — 0.5%
15,000	Thermo Electron Corporation †	679,350

Pharmaceuticals — 3.4%
51,973	Johnson & Johnson	3,431,258
21,800	Novartis AG, ADR	1,252,192

		4,683,450

Total Health Care		16,968,617

See Notes to Financial Statements.

3

Munder Large-Cap Core Growth Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials — 12.0%
Aerospace & Defense — 3.4%
12,200	Boeing Company (The)	$1,083,848
21,000	Precision Castparts Corporation	1,643,880
32,400	United Technologies Corporation	2,025,648

		4,753,376

Electrical Equipment — 1.3%
42,100	Emerson Electric Co.	1,856,189

Industrial Conglomerates — 3.1%
113,148	General Electric Company	4,210,237

Machinery — 2.5%
22,300	Danaher Corporation	1,615,412
28,800	Terex Corporation †,(a)	1,859,904

		3,475,316

Road & Rail — 0.8%
22,400	Norfolk Southern Corporation	1,126,496

Trading Companies & Distributors — 0.9%
20,500	WESCO International, Inc. †	1,205,605

Total Industrials		16,627,219

Information Technology — 16.3%
Communications Equipment — 3.5%
119,917	Cisco Systems, Inc. †	3,277,332
32,300	Harris Corporation	1,481,278

		4,758,610

Computers & Peripherals — 3.4%
23,800	Apple Computer, Inc. †	2,019,192
64,100	Hewlett-Packard Company	2,640,279

		4,659,471

Information Technology Services — 2.6%
50,800	Accenture Ltd., Class A	1,876,044
69,100	Satyam Computer Services Ltd., ADR	1,659,091

		3,535,135

Internet Software & Services — 1.8%
5,500	Google Inc., Class A †	2,532,640

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Semiconductors & Semiconductor Equipment — 3.4%
39,200	MEMC Electronic Materials, Inc. †	$1,534,288
41,000	Microchip Technology, Incorporated	1,340,700
65,400	Texas Instruments Incorporated	1,883,520

		4,758,508

Software — 1.6%
130,300	Oracle Corporation †	2,233,342

Total Information Technology		22,477,706

Materials — 2.4%
Chemicals — 1.4%
32,400	Praxair, Inc.	1,922,292

Metals & Mining — 1.0%
13,400	Carpenter Technology Corporation	1,373,768

Total Materials		3,296,060

Telecommunication Services — 3.1%
Diversified Telecommunication Services — 1.8%
70,100	AT&T Inc.	2,506,075

Wireless Telecommunication Services — 1.3%
28,800	ALLTEL Corporation	1,741,824

Total Telecommunication Services		4,247,899

Utilities — 1.5%
Electric Utilities — 1.5%
33,500	Exelon Corporation	2,073,315

TOTAL COMMON STOCKS
(Cost $106,714,604)		135,136,458

INVESTMENT COMPANY SECURITY — 1.8%
(Cost $2,500,030)
2,500,030	Institutional Money Market Fund — Comerica Class Y Shares (c)	2,500,030

See Notes to Financial Statements.

5

Munder Large-Cap Core Growth Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

REPURCHASE AGREEMENT — 0.6%
(Cost $833,000)
$833,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $833,449 on 01/02/2007, collateralized by $870,000 FHLMC, 5.000% maturing 12/14/2018 (value $851,513)	$833,000

COLLATERAL FOR SECURITIES ON LOAN — 4.9%
(Cost $6,819,023)
6,819,023	State Street Navigator Securities Trust – Prime Portfolio (b)	6,819,023

TOTAL INVESTMENTS
(Cost $116,866,657)	105.1%	145,288,511
OTHER ASSETS AND LIABILITIES (Net)	(5.1)	(7,018,191)

NET ASSETS	100.0%	$138,270,320

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	At December 31, 2006, the market value of the securities on loan is $6,581,218.

(c)	Affiliated security (see Notes to Financial Statements, Note 3).

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

6

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7

Munder Large-Cap Core Growth Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $113,533,627)	$141,955,481
Securities of affiliated company (cost — $2,500,030)	2,500,030
Repurchase agreement (cost — $833,000)	833,000

Total Investments	145,288,511
Cash	343
Interest receivable	6,835
Dividends receivable	90,056
Receivable for Fund shares sold	34,576
Prepaid expenses and other assets	44,113

Total Assets	145,464,434

LIABILITIES:
Payable for Fund shares redeemed	181,678
Payable upon return of securities loaned	6,819,023
Trustees’ fees and expenses payable	62,957
Transfer agency/record keeping fees payable	31,515
Administration fees payable	15,999
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	13,275
Shareholder servicing fees payable — Class K Shares	13,333
Investment advisory fees payable	7,352
Custody fees payable	2,273
Accrued expenses and other payables	46,709

Total Liabilities	7,194,114

NET ASSETS	$138,270,320

Investments, at cost	$116,866,657

*	Including $6,581,218 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(88,152)
Accumulated net realized loss on investments sold	(15,599,514)
Net unrealized appreciation of investments	28,421,854
Paid-in capital	125,536,132

$138,270,320

NET ASSETS:
Class A Shares	$29,046,736

Class B Shares	$2,792,934

Class C Shares	$3,556,799

Class K Shares	$53,660,717

Class R Shares	$6,593

Class Y Shares	$49,206,541

SHARES OUTSTANDING:
Class A Shares	1,725,658

Class B Shares	186,945

Class C Shares	236,086

Class K Shares	3,179,763

Class R Shares	392

Class Y Shares	2,812,481

CLASS A SHARES:
Net asset value and redemption price per share	$16.83

Maximum sales charge	5.50%
Maximum offering price per share	$17.81

CLASS B SHARES:
Net asset value and offering price per share*	$14.94

CLASS C SHARES:
Net asset value and offering price per share*	$15.07

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$16.88

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$16.82

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$17.50

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Core Growth Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$78,080
Dividends on securities of unaffiliated companies (a)	801,090
Dividends on securities of affiliated company	8,002
Securities lending	5,919

Total Investment Income	893,091

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	36,139
Class B Shares	13,769
Class C Shares	17,708
Class R Shares	5
Shareholder servicing fees:
Class K Shares	64,287
Investment advisory fees	503,975
Administration fees	102,648
Transfer agency/record keeping fees	72,022
Registration and filing fees	25,399
Custody fees	24,295
Legal and audit fees	23,756
Trustees’ fees and expenses	22,166
Other	36,392

Total Expenses	942,561

NET INVESTMENT LOSS	(49,470)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Security transactions	4,239,480
Foreign currency-related transactions	235
Net change in unrealized appreciation/(depreciation) of securities	7,196,839

Net realized and unrealized gain on investments	11,436,554

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,387,084

(a)	Net of foreign withholding taxes of $2,471.

See Notes to Financial Statements.

10

Munder Large-Cap Core Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006(a)	Year Ended
	(Unaudited)	June 30, 2006

Net investment loss	$(49,470)	$(59,493)
Net realized gain from security and foreign currency-related transactions	4,239,715	7,149,055
Net change in unrealized appreciation/(depreciation) of securities	7,196,839	(4,030,916)

Net increase in net assets resulting from operations	11,387,084	3,058,646
Dividends to shareholders from net investment income:
Class A Shares	—	—
Class B Shares	—	—
Class C Shares	—	—
Class K Shares	—	—
Class R Shares	—	—
Class Y Shares	—	(1,346)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(2,346,945)	(1,534,091)
Class B Shares	(415,418)	(2,747,983)
Class C Shares	(301,251)	(1,203,772)
Class K Shares	1,157,015	41,508,147
Class R Shares	6,353	—
Class Y Shares	(2,517,453)	(7,997,003)
Short-term trading fees	820	4,503
Voluntary contribution from Advisor	—	534,519

Net increase in net assets	6,970,205	31,621,620
NET ASSETS:
Beginning of period	131,300,115	99,678,495

End of period	$138,270,320	$131,300,115

Accumulated net investment loss	$(88,152)	$(38,682)

(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

11

Munder Large-Cap Core Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006(a)	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold*	$986,881	$3,887,239
Redeemed	(3,333,826)	(5,421,330)

Net decrease	$(2,346,945)	$(1,534,091)

Class B Shares:
Sold	$320,539	$732,264
Redeemed*	(735,957)	(3,480,247)

Net decrease	$(415,418)	$(2,747,983)

Class C Shares:
Sold	$208,014	$584,231
Redeemed	(509,265)	(1,788,003)

Net decrease	$(301,251)	$(1,203,772)

Class K Shares:
Sold	$4,043,299	$46,290,167
Redeemed	(2,886,284)	(4,782,020)

Net increase	$1,157,015	$41,508,147

Class R Shares:
Sold	$6,353	—

Net increase	$6,353	—

Class Y Shares:
Sold	$3,583,012	$10,758,211
Issued as reinvestment of dividends	—	116
Redeemed	(6,100,465)	(18,755,330)

Net decrease	$(2,517,453)	$(7,997,003)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2006(a)	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold*	62,657	247,746
Redeemed	(210,402)	(347,335)

Net decrease	(147,745)	(99,589)

Class B Shares:
Sold	22,474	52,857
Redeemed*	(52,529)	(248,643)

Net decrease	(30,055)	(195,786)

Class C Shares:
Sold	14,492	41,527
Redeemed	(35,711)	(127,044)

Net decrease	(21,219)	(85,517)

Class K Shares:
Sold	258,658	2,901,458
Redeemed	(178,675)	(304,048)

Net increase	79,983	2,597,410

Class R Shares:
Sold	392	—

Net increase	392	—

Class Y Shares:
Sold	219,424	658,092
Issued as reinvestment of dividends	—	7
Redeemed	(371,857)	(1,137,224)

Net decrease	(152,433)	(479,125)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

13

Munder Large-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/06(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$15.48		$14.82		$13.59	$11.39	$11.72	$15.64

Income/(loss) from investment operations:
Net investment loss	(0.01)		(0.02)		(0.01)	(0.05)	(0.02)	(0.03)
Net realized and unrealized gain/(loss) on investments	1.36		0.60		1.24	2.25	(0.31)	(3.34)

Total from investment operations	1.35		0.58		1.23	2.20	(0.33)	(3.37)

Less distributions:
Distributions from net realized gains	—		—		—	—	—	(0.55)
Distributions from capital	—		—		—	—	—	(0.00	)(d)

Total distributions	—		—		—	—	—	(0.55)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	—		0.08		—	—	—	—

Net asset value, end of period	$16.83		$15.48		$14.82	$13.59	$11.39	$11.72

Total return(b)	8.72%		4.45	%(f)	9.05%	19.32%	(2.82)%	(21.72)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$29,047		$28,995		$29,248	$30,186	$28,983	$32,255
Ratio of operating expenses to average net assets	1.46	%(e)	1.48%		1.50%	1.48%	1.33%	1.21%
Ratio of net investment loss to average net assets	(0.13	)%(e)	(0.12)%		(0.04)%	(0.38)%	(0.14)%	(0.19)%
Portfolio turnover rate	24%		60%		29%	43%	66%	20%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.46	%(e)	1.48%		1.50%	1.48%	1.33%	1.21%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 4, 1993 and April 29, 1993, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	If the Advisor had not made a voluntary contribution to the Fund, the total return would have been 3.91% for Class A Shares and 3.08% for Class B Shares.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year		Year	Year	Year	Year
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$13.79		$13.31		$12.30	$10.38	$10.75	$14.50

(0.06)		(0.12)		(0.10)	(0.13)	(0.09)	(0.12)
1.21		0.53		1.11	2.05	(0.28)	(3.08)

1.15		0.41		1.01	1.92	(0.37)	(3.20)

—		—		—	—	—	(0.55)
—		—		—	—	—	(0.00	)(d)

—		—		—	—	—	(0.55)

0.00	(d)	0.00	(d)	0.00 (d)	—	—	—

—		0.07		—	—	—	—

$14.94		$13.79		$13.31	$12.30	$10.38	$10.75

8.34%		3.61	%(f)	8.21%	18.50%	(3.53)%	(22.21)%

$2,793		$2,992		$5,493	$8,210	$10,377	$12,602
2.21	%(e)	2.23%		2.25%	2.23%	2.08%	1.96%
(0.89	)%(e)	(0.88)%		(0.79)%	(1.13)%	(0.89)%	(0.94)%
24%		60%		29%	43%	66%	20%
2.21	%(e)	2.23%		2.25%	2.23%	2.08%	1.96%

See Notes to Financial Statements.

15

Munder Large-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/06(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$13.91		$13.42		$12.40	$10.46	$10.85	$14.62

Income/(loss) from investment operations:
Net investment loss	(0.06)		(0.12)		(0.10)	(0.13)	(0.09)	(0.12)
Net realized and unrealized gain/(loss) on investments	1.22		0.54		1.12	2.07	(0.30)	(3.10)

Total from investment operations	1.16		0.42		1.02	1.94	(0.39)	(3.22)

Less distributions:
Distributions from net realized gains	—		—		—	—	—	(0.55)
Distributions from capital	—		—		—	—	—	(0.00	)(d)

Total distributions	—		—		—	—	—	(0.55)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	—		0.07		—	—	—	—

Net asset value, end of period	$15.07		$13.91		$13.42	$12.40	$10.46	$10.85

Total return(b)	8.42%		3.58	%(f)	8.23%	18.55%	(3.59)%	(22.23)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,557		$3,578		$4,600	$4,622	$4,836	$4,153
Ratio of operating expenses to average net assets	2.21	%(e)	2.23%		2.25%	2.23%	2.08%	1.96%
Ratio of net investment loss to average net assets	(0.88	)%(e)	(0.87)%		(0.79)%	(1.13)%	(0.89)%	(0.94)%
Portfolio turnover rate	24%		60%		29%	43%	66%	20%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.21	%(e)	2.23%		2.25%	2.23%	2.08%	1.96%

(a)	Class C Shares, Class K Shares and Class R of the Fund commenced operations on September 20, 1993, June 23, 1995 and November 1, 2006, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	If the Advisor had not made a voluntary contribution to the Fund, the total return would have been 3.06% for Class C Shares and 3.90% for Class K Shares.

See Notes to Financial Statements.

16

K Shares									R Shares

Period Ended		Year		Year	Year	Year	Year		Period Ended
12/31/06(c)		Ended		Ended	Ended	Ended	Ended		12/31/06(c)
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)		(Unaudited)

$15.52		$14.86		$13.63	$11.42	$11.74	$15.66		$16.21

(0.01)		(0.01)		(0.01)	(0.05)	(0.01)	(0.03)		(0.01)
1.37		0.59		1.24	2.26	(0.31)	(3.34)		0.62

1.36		(0.58)		1.23	2.21	(0.32)	(3.37)		0.61

—		—		—	—	—	(0.55)		—
—		—		—	—	—	(0.00	)(d)	—

—		—		—	—	—	(0.55)		—

0.00	(d)	0.00	(d)	0.00 (d)	—	—	—		—

—		0.08		—	—	—	—		—

$16.88		$15.52		$14.86	$13.63	$11.42	$11.74		$16.82

8.76%		4.44	%(f)	9.02%	19.35%	(2.81)%	(21.63)%		3.76%

$53,661	(e)	$48,099		$7,467	$10,151	$15,646	$121,485		$7
1.46	%(e)	1.46%		1.50%	1.48%	1.33%	1.21%		1.74	%(e)
(0.13	)%(e)	(0.07)%		(0.04)%	(0.38)%	(0.14)%	(0.19)%		(0.17	)%(e)
24%		60%		29%	43%	66%	20%		24%
1.46	%(e)	1.46%		1.50%	1.48%	1.33%	1.21%		1.74	%(e)

See Notes to Financial Statements.

17

Munder Large-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/06(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$16.07		$15.35		$14.04	$11.73	$12.04	$16.00

Income/(loss) from investment operations:
Net investment income/(loss)	0.01		0.02		0.03	(0.02)	0.01	0.01
Net realized and unrealized gain/(loss) on investments	1.42		0.62		1.28	2.33	(0.32)	(3.42)

Total from investment operations	1.43		0.64		1.31	2.31	(0.31)	(3.41)

Less distributions:
Dividends from net investment income	—		(0.00	)(d)	—	—	—	—
Distributions from net realized gains	—		—		—	—	—	(0.55)
Distributions from capital	—		—		—	—	—	(0.00	)(d)

Total distributions	—		0.00	(d)	—	—	—	(0.55)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)	—	—	—

Voluntary contribution from Advisor	—		0.08		—	—	—	—

Net asset value, end of period	$17.50		$16.07		$15.35	$14.04	$11.73	$12.04

Total return(b)	8.97%		4.63	%(f)	9.33%	19.69%	(2.66)%	(21.41)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$49,207		$47,636		$52,871	$56,106	$54,610	$80,489
Ratio of operating expenses to average net assets	1.21	%(e)	1.23%		1.25%	1.23%	1.08%	0.96%
Ratio of net investment income/(loss) to average net assets	0.12	%(e)	0.13%		0.21%	(0.13)%	0.11%	0.06%
Portfolio turnover rate	24%		60%		29%	43%	66%	20%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.21	%(e)	1.23%		1.25%	1.23%	1.08%	0.96%

(a)	Class Y Shares of the Fund commenced operations on August 16, 1993.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

(f)	If the Advisor had not made a voluntary contribution to the Fund, the total return would have been 4.11% for Class Y shares.

See Notes to Financial Statements.

18

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1. Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Large-Cap Core Growth Fund (the “Fund”), a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Prior to October 31, 2006, the Fund did not offer Class R Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

19

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Equity securities, including financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

20

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on

21

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return.

22

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (“the Advisor”) is entitled to receive from the Fund a fee, computed and payable daily based on the average daily net assets of the Fund at an annual rate of 0.75% on assets up to $1 billion; 0.725% on assets from $1 billion to $2 billion; and 0.70% on assets exceeding $2 billion. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.75% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $102,648 before payment of sub-administration fees and $67,031 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1528% for administrative services.

    The Advisor made a voluntary capital contribution to the Fund during the period ended December 31, 2005 of $534,519 after completing a review of certain shareholder trading activities in prior years.

23

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $308 in advisory fees before waivers and expense reimbursements ($11 after all waivers and reimbursements) and $128 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For the period ended December 31, 2006, Comerica Bank was paid $2,969 for its administrative, record keeping and other related services provided to the Fund.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

24

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor.

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $1,575 to Comerica Securities and $63,919 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $31,896,784 and $39,142,505, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $29,167,822, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $745,968 and net appreciation for financial reporting purposes was $28,421,854. At

25

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

December 31, 2006, aggregate cost for financial reporting purposes was $116,866,657.

6. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $698.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2006, dividends of $1,346 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Post-October
Currency	Capital	Unrealized
Deferral	Loss Carryover	Appreciation	Total

$(91)	$(19,647,752)	$21,033,538	$1,385,695

26

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $19,647,752 of unused capital losses of which $1,264,856 and $18,382,896 expire in 2010 and 2011, respectively. In addition, $1,264,856 of the losses expiring in 2010 may be further limited as this amount was acquired on May 9, 2003 in the reorganization with the Munder Large-Cap Growth Fund.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2005 and June 30, 2006 of $91.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $6,899,991.

9.	Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	6,623,768
Against	39,092
Abstain	37,460
Broker Non-Votes	—
TOTAL	6,700,320

27

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal and the results of the vote are as set forth below.

No. of Shares

For	731,757
Against	5,921,938
Abstain	46,625
Broker Non-Votes	—
TOTAL	6,700,320

10. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

28

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

29

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

12. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on October 26, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to

30

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business

31

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management,

32

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmark and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

33

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

34

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive

35

Munder Large-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

36

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLCCG1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Large-Cap
Value Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
v	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
19	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Equity securities (stocks) are more volatile and carry more risk, but generally provide greater return potential, than investments in certain other securities, like high-grade fixed income securities. Large-cap stocks generally have less volatility than smaller-cap and certain specialty securities, such as technology investments. Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets are invested in the financials sector, whose performance can be significantly negatively impacted by economic downturns and changes in government regulation and interest rates. The Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: John Adams, John Kreiter and Joseph Skornicka

    The Fund earned a return of 12.91% for the six months ended December 31, 2006, relative to the 14.72% return for the Russell 1000® Value Index, the 12.71% median return for the Lipper universe of large-cap value funds and the 12.44% median return for the Lipper universe of multi-cap value funds. (During the period, the Fund was included in the Lipper multi-cap value universe but was added to the large-cap value funds universe effective January 31, 2007.)

    The Fund benefited from strength in large-cap stocks during the six months ended December 31, 2006 and had strong absolute performance for the period. On a relative basis, however, the Fund lagged its Russell 1000® Value benchmark primarily as a result of relative weakness in the health care, energy and consumer staples sectors, which offset relative strength in the financials and telecommunication services sectors.

    Overweights in Merrill Lynch & Co., Inc. (3.4% of the Fund) and Goldman Sachs Group, Inc. (1.8% of the Fund) were principally responsible for the relative strength of the financials sector. An overweight in BellSouth Corporation (2.3% of the Fund) and the lack of a position in Sprint Nextel Corporation were the primary contributors to the positive relative performance in the telecommunication services sector.

    Relative weakness in the health care sector of the Fund was due largely to an underweight in Pfizer, Inc. (2.4% of the Fund) and overweights in Caremark Rx, Inc. (0.6% of the Fund), Quest Diagnostics, Inc. and AstraZeneca PLC. Quest Diagnostics and AstraZeneca were eliminated from the Fund in October and November, respectively. Caremark Rx provides pharmacy benefit management services, including the design and administration of programs aimed at reducing the costs and improving the safety, effectiveness and convenience of prescription drug use.

    The relative performance of the Fund’s energy sector was negatively impacted by an underweight in Exxon Mobil Corporation (4.4% of the Fund) and overweights in Apache Corporation (1.7% of the Fund), Noble Corporation (0.6% of the Fund) and Weatherford International Ltd. Weatherford was eliminated from the Fund in September. Apache Corp. is engaged in the exploration, development and production of natural gas, crude oil and natural gas liquids. Noble Corp. provides diversified services for the oil and gas industry, including contract drilling, project management and engineering services. In the consumer staples sector of the Fund, CVS Corporation (1.3% of the Fund), which operates both a retail pharmacy and pharmacy benefit management division, was the primary detractor from relative strength.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell 1000® companies (the 1,000 largest companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth rates. You cannot invest directly in an

iii

index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of multi-cap value funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper large-cap value funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iv

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

v

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning		Ending
	Account		Account		Expenses Paid		Annualized
	Value		Value		During Period		Expense
	7/1/06		12/31/06		7/1/06-12/31/06		Ratio

Actual
Class A	$1,000.00		$1,127.90		$7.67	(1)	1.43%
Class B	$1,000.00		$1,123.50		$11.67	(1)	2.18%
Class C	$1,000.00		$1,122.90		$11.66	(1)	2.18%
Class K	$1,000.00		$1,127.80		$7.67	(1)	1.43%
Class R	$1,000.00	(2)	$1,050.30	(3)	$2.83	(3)	1.68%
Class Y	$1,000.00		$1,129.10		$6.33	(1)	1.18%

Hypothetical
Class A	$1,000.00		$1,018.00		$7.27	(1)	1.43%
Class B	$1,000.00		$1,014.22		$11.07	(1)	2.18%
Class C	$1,000.00		$1,014.22		$11.07	(1)	2.18%
Class K	$1,000.00		$1,018.00		$7.27	(1)	1.43%
Class R	$1,000.00		$1,016.74	(4)	$8.54	(4)	1.68%
Class Y	$1,000.00		$1,019.26		$6.01	(1)	1.18%

(1)	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

(2)	Beginning Account Value is as of November 1, 2006, the date on which Class R Shares commenced operations.

(3)	Actual Ending Account Value and Actual Expenses Paid are based on the period from November 1, 2006 through December 31, 2006. Therefore, expenses are calculated by multiplying the annualized expense ratio for Class R Shares by the average account balance over the period from November 1, 2006 through December 31, 2006 and multiplying that number by 61/365 (to reflect the portion of the period that Class R Shares were in existence).

(4)	Hypothetical Ending Account Value and Hypothetical Expenses Paid are calculated as if the class had been in existence during the entire six-month period.

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vi

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 99.7%
Consumer Discretionary — 9.3%
Auto Components — 1.0%
15,190	Magna International, Inc., Class A (a)	$1,223,555

Automobiles — 0.9%
16,160	Harley-Davidson, Inc. (a)	1,138,795

Leisure Equipment & Products — 0.9%
39,620	Hasbro, Inc. (a)	1,079,645

Media — 4.9%
66,739	Comcast Corporation, Class A Special †,(a)	2,795,029
14,695	Omnicom Group, Inc.	1,536,215
80,030	Time Warner Inc.	1,743,054

		6,074,298

Multiline Retail — 0.9%
27,770	Federated Department Stores, Inc.	1,058,870

Textiles, Apparel & Luxury Goods — 0.7%
9,010	NIKE, Inc., Class B	892,260

Total Consumer Discretionary		11,467,423

Consumer Staples — 6.9%
Food & Staples Retailing — 2.3%
51,960	CVS Corporation	1,606,084
54,890	Kroger Co. (The)	1,266,312

		2,872,396

Food Products — 3.4%
27,640	Archer-Daniels-Midland Company	883,374
17,440	Cadbury Schweppes PLC, ADR (a)	748,699
32,950	Campbell Soup Company (a)	1,281,426
23,200	General Mills, Inc.	1,336,320

		4,249,819

Household Products — 1.2%
19,380	Church & Dwight Co., Inc. (a)	826,557
9,730	Procter & Gamble Company (The)	625,347

		1,451,904

Total Consumer Staples		8,574,119

See Notes to Financial Statements.

1

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy — 13.6%
Energy Equipment & Services — 1.2%
12,750	National Oilwell Varco, Inc. †	$780,045
9,920	Noble Corporation	755,408

		1,535,453

Oil, Gas & Consumable Fuels — 12.4%
31,905	Apache Corporation	2,122,002
25,373	Chevron Corporation	1,865,677
46,630	ConocoPhillips	3,355,028
71,524	Exxon Mobil Corporation	5,480,884
12,860	Marathon Oil Corporation	1,189,550
18,540	Total SA, ADR	1,333,397

		15,346,538

Total Energy		16,881,991

Financials — 37.7%
Capital Markets — 7.1%
40,260	Bank of New York Company, Inc. (The)	1,585,036
6,385	Franklin Resources, Inc.	703,435
11,346	Goldman Sachs Group, Inc. (The)	2,261,825
45,585	Merrill Lynch & Co., Inc.	4,243,964

		8,794,260

Commercial Banks — 4.8%
32,055	U.S. Bancorp	1,160,070
68,650	Wachovia Corporation	3,909,617
10,990	Zions Bancorporation	906,016

		5,975,703

Consumer Finance — 1.2%
24,225	American Express Company	1,469,731

Diversified Financial Services — 13.0%
103,897	Bank of America Corporation	5,547,061
31,625	CIT Group Inc.	1,763,726
67,106	Citigroup, Inc.	3,737,804
105,439	JPMorgan Chase & Co.	5,092,704

		16,141,295

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Insurance — 7.3%
27,906	ACE Limited	$1,690,266
15,220	Allstate Corporation (The)	990,974
44,004	American International Group, Inc.	3,153,327
35,910	Axis Capital Holdings Limited	1,198,317
21,460	Hartford Financial Services Group, Inc.	2,002,433

		9,035,317

Real Estate Investment Trusts (REITs) — 1.2%
23,280	ProLogis	1,414,726

Thrifts & Mortgage Finance — 3.1%
45,815	PMI Group, Inc. (The) (a)	2,161,094
36,260	Washington Mutual, Inc.	1,649,467

		3,810,561

Total Financials		46,641,593

Health Care — 7.0%
Health Care Providers & Services — 1.7%
13,590	Caremark Rx, Inc.	776,125
16,648	WellPoint, Inc. †	1,310,031

		2,086,156

Pharmaceuticals — 5.3%
37,430	Johnson & Johnson	2,471,128
116,250	Pfizer, Inc.	3,010,875
22,530	Wyeth	1,147,228

		6,629,231

Total Health Care		8,715,387

Industrials — 7.0%
Aerospace & Defense — 1.9%
38,033	United Technologies Corporation	2,377,823

Commercial Services & Supplies — 0.9%
31,670	ARAMARK Corporation, Class B	1,059,362

Industrial Conglomerates — 1.1%
36,410	General Electric Company	1,354,816

See Notes to Financial Statements.

3

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery — 3.1%
24,120	Danaher Corporation (a)	$1,747,253
14,185	Eaton Corporation	1,065,861
15,295	PACCAR Inc. (a)	992,645

		3,805,759

Total Industrials		8,597,760

Information Technology — 4.6%
Communications Equipment — 1.0%
17,580	CommScope, Inc. †,(a)	535,838
36,330	Motorola, Inc.	746,945

		1,282,783

Computers & Peripherals — 0.9%
11,078	International Business Machines Corporation	1,076,228

Electronic Equipment & Instruments — 0.8%
16,830	Amphenol Corporation, Class A	1,044,807

Information Technology Services — 1.3%
42,410	Accenture Ltd., Class A	1,566,201

Semiconductors & Semiconductor Equipment — 0.6%
67,124	Taiwan Semiconductor Manufacturing Company Limited, ADR	733,665

Total Information Technology		5,703,684

Materials — 3.7%
Chemicals — 3.7%
14,170	BASF AG, ADR	1,377,466
17,720	PPG Industries, Inc.	1,137,801
20,118	Praxair, Inc.	1,193,601
17,070	Scotts Miracle-Gro Company (The) (a)	881,665

		4,590,533

Telecommunication Services — 4.6%
Diversified Telecommunication Services — 3.8%
42,791	AT&T Inc.	1,529,778
61,505	BellSouth Corporation	2,897,501
17,732	Windstream Corporation	252,149

		4,679,428

See Notes to Financial Statements.

4

Shares		Value

Telecommunication Services (Continued)
Wireless Telecommunication Services — 0.8%
17,151	ALLTEL Corporation	$1,037,292

Total Telecommunication Services		5,716,720

Utilities — 5.3%
Electric Utilities — 3.4%
18,180	American Electric Power Company, Inc.	774,104
9,365	Edison International	425,920
15,092	Exelon Corporation	934,044
14,840	FirstEnergy Corp.	894,852
11,558	FPL Group, Inc.	628,986
13,925	Southern Company (The)	513,276

		4,171,182

Gas Utilities — 0.3%
9,666	Equitable Resources, Inc.	403,556

Multi-Utilities — 1.6%
8,885	Dominion Resources, Inc.	744,919
24,463	Duke Energy Corporation	812,416
9,137	Wisconsin Energy Corporation	433,642

		1,990,977

Total Utilities		6,565,715

TOTAL COMMON STOCKS
(Cost $90,553,975)		123,454,925

INVESTMENT COMPANY SECURITY — 0.3%
(Cost $377,507)
377,507	Institutional Money Market Fund — Comerica Class Y Shares (b)	377,507

Principal
Amount

REPURCHASE AGREEMENT — 0.1%
(Cost $125,000)
$125,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $125,067 on 01/02/2007, collateralized by $135,000 FHLMC 5.000%, maturing 12/14/2018 (value $132,131)	125,000

See Notes to Financial Statements.

5

Munder Large-Cap Value Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COLLATERAL FOR SECURITIES ON LOAN — 11.1%
(Cost $13,806,151)
13,806,151	State Street Navigator Securities Lending Trust — Prime Portfolio (c)	$13,806,151

TOTAL INVESTMENTS
(Cost $104,862,633)	111.2%	137,763,583
OTHER ASSETS AND LIABILITIES (Net)	(11.2)	(13,924,642)

NET ASSETS	100.0%	$123,838,941

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Affiliated company security (see Notes to Financial Statements, Note 3).

(c)	At December 31, 2006, the market value of securities on loan is $13,387,920.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

6

At December 31, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	91.7%	$113,583,359
Bermuda	3.6	4,454,784
Germany	1.1	1,377,466
France	1.1	1,333,397
Canada	1.0	1,223,555
United Kingdom	0.6	748,699
Taiwan	0.6	733,665

TOTAL COMMON STOCKS	99.7	123,454,925
INVESTMENT COMPANY SECURITY	0.3	377,507
REPURCHASE AGREEMENT	0.1	125,000
COLLATERAL FOR SECURITIES ON LOAN	11.1	13,806,151

TOTAL INVESTMENTS	111.2	137,763,583
OTHER ASSETS AND LIABILITIES (Net)	(11.2)	(13,924,642)

NET ASSETS	100.0%	$123,838,941

See Notes to Financial Statements.

7

Munder Large-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $104,360,126)	$137,261,076
Securities of affiliated company (cost — $377,507)	377,507
Repurchase agreement (cost — $125,000)	125,000

Total Investments	137,763,583
Cash	836
Interest receivable	51
Dividends receivable	132,022
Receivable for Fund shares sold	146,135
Prepaid expenses and other assets	38,902

Total Assets	138,081,529

LIABILITIES:
Payable for Fund shares redeemed	275,920
Payable upon return of securities loaned	13,806,151
Trustees’ fees and expenses payable	48,336
Transfer agency/record keeping fees payable	23,597
Administration fees payable	14,244
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	9,689
Shareholder servicing fees payable — Class K Shares	8,092
Investment advisory fees payable	7,634
Custody fees payable	2,525
Accrued expenses and other payables	46,400

Total Liabilities	14,242,588

NET ASSETS	$123,838,941

Investments, at cost	$104,862,633

*	Including $13,387,920 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(207,820)
Accumulated net realized gain on investments sold	580,940
Net unrealized appreciation of investments	32,900,950
Paid-in capital	90,564,871

$123,838,941

NET ASSETS:
Class A Shares	$14,627,774

Class B Shares	$3,406,739

Class C Shares	$3,609,276

Class K Shares	$36,837,202

Class R Shares	$6,671

Class Y Shares	$65,351,279

SHARES OUTSTANDING:
Class A Shares	896,315

Class B Shares	213,785

Class C Shares	226,653

Class K Shares	2,255,404

Class R Shares	409

Class Y Shares	3,996,866

CLASS A SHARES:
Net asset value and redemption price per share	$16.32

Maximum sales charge	5.50%
Maximum offering price per share	$17.27

CLASS B SHARES:
Net asset value and offering price per share*	$15.94

CLASS C SHARES:
Net asset value and offering price per share*	$15.92

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$16.33

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$16.32

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$16.35

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Large-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$51,896
Dividends on securities of unaffiliated companies	1,259,532
Dividends on securities of affiliated company	12,903
Securities lending	5,071

Total Investment Income	1,329,402

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	17,437
Class B Shares	16,740
Class C Shares	16,528
Class R Shares	5
Shareholder servicing fees:
Class K Shares	46,340
Investment advisory fees	445,659
Administration fees	93,513
Transfer agency/record keeping fees	52,472
Registration and filing fees	25,925
Legal and audit fees	23,533
Trustees’ fees and expenses	20,651
Custody fees	14,813
Other	33,117

Total Expenses	806,733

NET INVESTMENT INCOME	522,669

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	4,041,597
Net change in unrealized appreciation/(depreciation) of securities	9,899,052

Net realized and unrealized gain on investments	13,940,649

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,463,318

See Notes to Financial Statements.

10

Munder Large-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006(a)	Year Ended
	(Unaudited)	June 30, 2006

Net investment income	$522,669	$850,741
Net realized gain from security transactions	4,041,597	9,124,582
Net change in unrealized appreciation/(depreciation) of securities	9,899,052	965,574

Net increase in net assets resulting from operations	14,463,318	10,940,897
Dividends to shareholders from net investment income:
Class A Shares	(78,638)	(74,425)
Class B Shares	(7,017)	(12,078)
Class C Shares	(7,422)	(6,524)
Class K Shares	(204,325)	(258,680)
Class R Shares	(26)	—
Class Y Shares	(431,563)	(496,027)
Distributions to shareholders from net realized gains:
Class A Shares	(1,208,975)	(225,197)
Class B Shares	(289,947)	(173,346)
Class C Shares	(296,432)	(75,988)
Class K Shares	(3,223,333)	(903,149)
Class R Shares	(164)	—
Class Y Shares	(5,427,095)	(1,301,138)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	1,490,078	3,581,197
Class B Shares	(323,578)	(5,135,114)
Class C Shares	535,771	(415,403)
Class K Shares	(479,693)	3,123,418
Class R Shares	6,542	—
Class Y Shares	4,203,890	3,332,731
Short-term trading fees	6,220	1,471

Net increase in net assets	8,727,611	11,902,645
NET ASSETS:
Beginning of period	$115,111,330	$103,208,685

End of period	$123,838,941	$115,111,330

Accumulated distributions in excess of net investment income	$(207,820)	$(1,498)

(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

11

Munder Large-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006(a)	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold*	$2,654,304	$6,652,440
Issued as reinvestment of dividends and distributions	872,859	211,039
Redeemed	(2,037,085)	(3,282,282)

Net increase	$1,490,078	$3,581,197

Class B Shares:
Sold	$701,951	$960,501
Issued as reinvestment of dividends and distributions	207,886	100,359
Redeemed*	(1,233,415)	(6,195,974)

Net decrease	$(323,578)	$(5,135,114)

Class C Shares:
Sold	$773,770	$256,145
Issued as reinvestment of dividends and distributions	184,336	51,689
Redeemed	(422,335)	(723,237)

Net increase/(decrease)	$535,771	$(415,403)

Class K Shares:
Sold	$1,166,191	$13,641,838
Issued as reinvestment of dividends and distributions	910,679	260,771
Redeemed	(2,556,563)	(10,779,191)

Net increase/(decrease)	$(479,693)	$3,123,418

Class R Shares:
Sold	$6,353	$—
Issued as reinvestment of dividends and distributions	189	—

Net increase	$6,542	$—

Class Y Shares:
Sold	$7,034,231	$13,570,550
Issued as reinvestment of dividends and distributions	5,122,408	1,147,433
Redeemed	(7,952,749)	(11,385,252)

Net increase	$4,203,890	$3,332,731

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2006(a)	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold*	164,668	426,437
Issued as reinvestment of dividends and distributions	54,883	13,816
Redeemed	(125,761)	(210,682)

Net increase	93,790	229,571

Class B Shares:
Sold	44,394	63,088
Issued as reinvestment of dividends and distributions	13,391	6,715
Redeemed*	(78,074)	(406,505)

Net decrease	(20,289)	(336,702)

Class C Shares:
Sold	49,048	16,935
Issued as reinvestment of dividends and distributions	11,880	3,458
Redeemed	(26,775)	(47,807)

Net increase/(decrease)	34,153	(27,414)

Class K Shares:
Sold	72,000	904,101
Issued as reinvestment of dividends and distributions	57,234	17,072
Redeemed	(156,797)	(698,723)

Net increase/(decrease)	(27,563)	222,450

Class R Shares:
Sold	397	—
Issued as reinvestment of dividends and distributions	12	—

Net increase	409	—

Class Y Shares:
Sold	430,867	871,042
Issued as reinvestment of dividends and distributions	321,556	74,954
Redeemed	(487,571)	(729,580)

Net increase	264,852	216,416

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

(a)	Class R Shares of the Fund commenced operations on November 1, 2006.

See Notes to Financial Statements.

13

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period
	Ended		Year	Year	Year	Year		Year
	12/31/06(c)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02

Net asset value, beginning of period	$15.89		$14.89	$13.21	$10.98	$11.42		$13.06

Income/(loss) from investment operations:
Net investment income/(loss)	0.06		0.11	0.08	0.06	0.07		0.05
Net realized and unrealized gain/(loss) on investments	1.90		1.37	1.67	2.23	(0.44)		(1.25)

Total from investment operations	1.96		1.48	1.75	2.29	(0.37)		(1.20)

Less distributions:
Dividends from net investment income	(0.09)		(0.11)	(0.07)	(0.06)	(0.07)		(0.04)
Distributions from net realized gains	(1.44)		(0.37)	—	—	—		(0.40)
Distributions from capital	—		—	—	—	(0.00	)(d)	—

Total distributions	(1.53)		(0.48)	(0.07)	(0.06)	(0.07)		(0.44)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—		—

Net asset value, end of period	$16.32		$15.89	$14.89	$13.21	$10.98		$11.42

Total return(b)	12.79%		10.08%	13.27%	20.86%	(3.16)%		(9.06)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$14,628		$12,754	$8,532	$6,259	$5,675		$7,179
Ratio of operating expenses to average net assets	1.43	%(e)	1.43%	1.48%	1.47%	1.35%		1.28%
Ratio of net investment income/(loss) to average net assets	0.78	%(e)	0.72%	0.58%	0.52%	0.71%		0.34%
Portfolio turnover rate	22%		48%	47%	31%	30%		30%
Ratio of operating expenses to average net assets without expense waivers	1.43	%(e)	1.43%	1.48%	1.47%	1.35%		1.28%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on August 8, 1994 and August 9, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period
Ended		Year	Year	Year	Year		Year
12/31/06(c)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02

$15.56		$14.62	$13.02	$10.84	$11.29		$12.97

0.00	(d)	(0.02)	(0.02)	(0.03)	(0.01)		(0.04)
1.85		1.36	1.63	2.21	(0.44)		(1.24)

1.85		1.34	1.61	2.18	(0.45)		(1.28)

(0.03)		(0.03)	(0.01)	—	(0.00	)(d)	—
(1.44)		(0.37)	—	—	—		(0.40)
—		—	—	—	(0.00	)(d)	—

(1.47)		(0.40)	(0.01)	—	(0.00	)(d)	(0.40)

0.00	(d)	0.00 (d)	0.00 (d)	—	—		—

$15.94		$15.56	$14.62	$13.02	$10.84		$11.29

12.35%		9.30%	12.37%	20.11%	(3.98)%		(9.72)%

$3,407		$3,641	$8,346	$9,948	$9,119		$11,994
2.18	%(e)	2.18%	2.23%	2.22%	2.10%		2.03%
0.02	%(e)	(0.13)%	(0.18)%	(0.23)%	(0.04)%		(0.41)%
22%		48%	47%	31%	30%		30%
2.18	%(e)	2.18%	2.23%	2.22%	2.10%		2.03%

See Notes to Financial Statements.

15

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period
	Ended		Year	Year	Year	Year		Year
	12/31/06(c)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02

Net asset value, beginning of period	$15.55		$14.61	$13.01	$10.84	$11.28		$12.96

Income/(loss) from investment operations:
Net investment income/(loss)	0.00	(d)	(0.01)	(0.02)	(0.03)	(0.01)		(0.04)
Net realized and unrealized gain/(loss) on investments	1.84		1.35	1.63	2.20	(0.43)		(1.24)

Total from investment operations	1.84		1.34	1.61	2.17	(0.44)		(1.28)

Less distributions:
Dividends from net investment income	(0.03)		(0.03)	(0.01)	—	(0.00	)(d)	—
Distributions from net realized gains	(1.44)		(0.37)	—	—	—		(0.40)
Distributions from capital	—		—	—	—	(0.00	)(d)	—

Total distributions	(1.47)		(0.40)	(0.01)	—	(0.00	)(d)	(0.40)

Short-term trading fees	0.00	(d)	0.00(d )	0.00(d )	—	—		—

Net asset value, end of period	$15.92		$15.55	$14.61	$13.01	$10.84		$11.28

Total return(b)	12.29%		9.31%	12.38%	20.02%	(3.89)%		(9.73)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,609		$2,993	$3,214	$3,257	$2,817		$3,733
Ratio of operating expenses to average net assets	2.18	%(e)	2.18%	2.23%	2.22%	2.10%		2.03%
Ratio of net investment income/(loss) to average net assets	0.02	%(e)	(0.07)%	(0.18)%	(0.23)%	(0.04)%		(0.41)%
Portfolio turnover rate	22%		48%	47%	31%	30%		30%
Ratio of operating expenses to average net assets without expense waivers	2.18	%(e)	2.18%	2.23%	2.22%	2.10%		2.03%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on December 5, 1995 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period
Ended		Year	Year	Year	Year		Year
12/31/06(c)		Ended	Ended	Ended	Ended		Ended
(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02

$15.90		$14.90	$13.22	$10.98	$11.43		$13.06

0.06		0.10	0.08	0.06	0.07		0.05
1.90		1.38	1.67	2.24	(0.45)		(1.24)

1.96		1.48	1.75	2.30	(0.38)		(1.19)

(0.09)		(0.11)	(0.07)	(0.06)	(0.07)		(0.04)
(1.44)		(0.37)	—	—	—		(0.40)
—		—	—	—	(0.00	)(d)	—

(1.53)		(0.48)	(0.07)	(0.06)	(0.07)		(0.44)

0.00	(d)	0.00 (d)	0.00 (d)	—	—		—

$16.33		$15.90	$14.90	$13.22	$10.98		$11.43

12.78%		10.07%	13.26%	20.96%	(3.25)%		(8.98)%

$36,837		$36,309	$30,709	$39,063	$47,087		$55,232
1.43	%(e)	1.43%	1.48%	1.47%	1.35%		1.28%
0.78	%(e)	0.68%	0.59%	0.52%	0.71%		0.34%
22%		48%	47%	31%	30%		30%
1.43	%(e)	1.43%	1.48%	1.47%	1.35%		1.28%

See Notes to Financial Statements.

17

Munder Large-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares		Y Shares

	Period Ended		Period Ended		Year	Year	Year	Year		Year
	12/31/06(c)		12/31/06(c)		Ended	Ended	Ended	Ended		Ended
	(Unaudited)		(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)		6/30/02

Net asset value, beginning of period	$15.99		$15.92		$14.91	$13.23	$10.99	$11.43		$13.07

Income/(loss) from investment operations:
Net investment income	0.02		0.08		0.15	0.12	0.09	0.10		0.07
Net realized and unrealized gain/(loss) on investments	0.78		1.90		1.37	1.67	2.24	(0.44)		(1.24)

Total from investment operations	0.80		1.98		1.52	1.79	2.33	(0.34)		(1.17)

Less distributions:
Dividends from net investment income	(0.06)		(0.11)		(0.14)	(0.11)	(0.09)	(0.10)		(0.07)
Distributions from net realized gains	(0.41)		(1.44)		(0.37)	—	—	—		(0.40)
Distributions from capital	—		—		—	—	—	(0.00	)(d)	—

Total distributions	(0.47)		(1.55)		(0.51)	(0.11)	(0.09)	(0.10)		(0.47)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—		—

Net asset value, end of period	$16.32		$16.35		$15.92	$14.91	$13.23	$10.99		$11.43

Total return(b)	5.03%		12.91%		10.34%	13.53%	21.24%	(2.92)%		(8.83)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7		$65,351		$59,414	$52,409	$31,977	$27,033		$77,446
Ratio of operating expenses to average net assets	1.68	%(e)	1.18	%(e)	1.18%	1.23%	1.22%	1.10%		1.03%
Ratio of net investment income to average net assets	0.84	%(e)	1.03	%(e)	0.94%	0.83%	0.77%	0.96%		0.59%
Portfolio turnover rate	22%		22%		48%	47%	31%	30%		30%
Ratio of operating expenses to average net assets without expense waivers	1.68	%(e)	1.18	%(e)	1.18%	1.23%	1.22%	1.10%		1.03%

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on November 1, 2006 and July 5, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Large-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation and current income. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Prior to October 31, 2006, the Fund did not offer Class R Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are

19

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

20

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation or depreciation from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on

21

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available). The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets

22

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.75% on the first $100 million, and 0.70% on assets exceeding $100 million. During the period ended December 31, 2006, the Fund paid an effective rate of 0.7420% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $93,513 before payment of sub-administration fees and $60,820 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1557% for administrative services.

23

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $497 in advisory fees before waivers and expense reimbursements ($18 after waivers and reimbursements) and $206 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For the period ended December 31, 2006, Comerica Bank was paid $1,668 for its administrative record keeping and other related services provided to the Fund. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $30 from commissions on sales of Class A Shares for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

24

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C, Class K and Class R Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $210 to Comerica Securities and $46,248 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K, and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $25,789,338 and $28,680,953, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $33,219,000, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $318,050 and net appreciation for financial reporting purposes was $32,900,950. At December 31, 2006, aggregate cost for financial reporting purposes was $104,862,633.

25

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

6. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $611.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2006 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total

June 30, 2006	$847,734	$2,678,818	$3,526,552

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed	Capital
Ordinary	Long-Term	Loss	Unrealized
Income	Gain	Carryover	Appreciation	Total

$29,197	$7,379,109	$(206,227)	$22,814,305	$30,016,384

26

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $206,227 of unused capital losses which expire in 2009. These losses may be limited as they were acquired in the reorganization with the Munder Framlington Global Financial Services Fund that occurred on May 3, 2002.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $129,661.

9. Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	4,184,678
Against	9,277
Abstain	27,603
Broker Non-Votes	—
TOTAL	4,221,558

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal and the results of the vote are as set forth below.

No. of Shares

For	535,826
Against	3,659,711
Abstain	26,021
Broker Non-Votes	—
TOTAL	4,221,558

27

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

10. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

28

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

11. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

29

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

14. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on October 26, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a

30

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information

31

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

32

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmark and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore,

33

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a

34

Munder Large-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

35

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36

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37

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLCV1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Micro-Cap
Equity Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
23	Notes to Financial Statements

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain a prospectus, please visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. A substantial portion of the Fund’s assets are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. This Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

    The Fund earned a return of 1.56% for the six months ended December 31, 2006, relative to the 9.53% return for the Russell MicrocapTM Index, the 9.38% return for the Russell 2000® Index and the 7.48% median return for the Lipper universe of small-cap core funds.

    The Fund’s performance was weak for the six-month period ended December 31, 2006, both in absolute terms and relative to its Russell MicrocapTM benchmark. The primary negative driver of performance was stock selection in the consumer discretionary, industrials and information technology sectors of the Fund, although an overweight in the energy sector also detracted from returns.

    In the consumer discretionary sector, the Fund’s performance was hurt by companies related to the housing and/or automotive industries, including Drew Industries Incorporated (1.0% of the Fund), Orleans Homebuilders, Inc., Cavco Industries, Inc., Tenneco Inc. (1.1% of the Fund) and Lithia Motors, Inc. Lithia Motors, an operator of automotive franchise stores in the western U.S., and Orleans Homebuilders, a developer and builder of single-family homes, townhouses and condominiums, were eliminated from the Fund in October. Cavco Industries, a producer and seller of manufactured homes, was sold from the Fund in November. Drew Industries is a supplier of manufactured home and recreational vehicle components and Tenneco manufactures automotive emissions control and ride control products and systems. Youbet.com, Inc. (0.9% of the Fund) also had a negative impact on the relative performance of the Fund within the consumer discretionary sector. Youbet.com provides online live event sports entertainment, wagering and other forms of online gambling services.

    In the information technology sector of the Fund, Diodes Incorporated (1.7% of the Fund), j2 Global Communications, Inc. (1.5% of the Fund) and TTM Technologies, Inc. (0.9% of the Fund) had the largest negative impact on the Fund’s relative return. Diodes operates in the semiconductor segment of the information technology sector, while j2 Global Communications offers messaging and communication services to individuals and businesses around the world. TTM Technologies manufactures circuit boards used in electronic equipment.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell MicrocapTM Index is an unmanaged index that measures the performance of the smallest 1,000 companies in the Russell 2000® Index, plus the next 1,000 smallest companies. The Russell 2000® Index is an unmanaged index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index, an index representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of small-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,014.40	$8.73	1.72%
Class B	$1,000.00	$1,010.50	$12.52	2.47%
Class C	$1,000.00	$1,010.50	$12.52	2.47%
Class K	$1,000.00	$1,014.40	$8.73	1.72%
Class R	$1,000.00	$1,013.10	$10.05	1.98%
Class Y	$1,000.00	$1,015.60	$7.47	1.47%

Hypothetical
Class A	$1,000.00	$1,016.53	$8.74	1.72%
Class B	$1,000.00	$1,012.75	$12.53	2.47%
Class C	$1,000.00	$1,012.75	$12.53	2.47%
Class K	$1,000.00	$1,016.53	$8.74	1.72%
Class R	$1,000.00	$1,015.22	$10.06	1.98%
Class Y	$1,000.00	$1,017.80	$7.48	1.47%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 96.5%
Consumer Discretionary — 11.3%
Auto Components — 4.1%
195,700	Drew Industries Incorporated †,(a)	$5,090,157
268,200	Noble International, Ltd. (a)	5,377,410
325,950	Spartan Motors, Inc.	4,947,921
233,700	Tenneco Inc. †	5,777,064

		21,192,552

Diversified Consumer Services — 0.2%
22,300	Steiner Leisure Limited †,(a)	1,014,650

Hotels Restaurants & Leisure — 3.1%
106,031	Monarch Casino & Resort, Inc. †,(a)	2,532,020
604,221	Progressive Gaming International Corporation †,(a)	5,480,285
120,400	Shuffle Master, Inc. †,(a)	3,154,480
1,329,587	Youbet.com, Inc. †,(a)	4,906,176

		16,072,961

Leisure Equipment & Products — 2.1%
438,800	Cybex International, Inc. †	2,637,188
320,500	MarineMax, Inc. †,(a)	8,310,565

		10,947,753

Multiline Retail — 0.6%
136,200	Conn’s, Inc. †,(a)	3,169,374

Specialty Retail — 0.7%
124,100	Hibbett Sporting Goods, Inc. †,(a)	3,788,773

Textiles, Apparel & Luxury Goods — 0.5%
44,900	Deckers Outdoor Corporation †,(a)	2,691,755

Total Consumer Discretionary		58,877,818

Energy — 7.3%
Energy Equipment & Services — 1.8%
830,400	Pason Systems Inc.	9,442,271

Oil, Gas & Consumable Fuels — 5.5%
74,850	Atlas America, Inc. †,(a)	3,815,104
589,800	Brigham Exploration Company †,(a)	4,311,438
115,318	Horizon North Logistics, Inc. †	352,041
255,100	Mariner Energy, Inc. †	4,999,960

See Notes to Financial Statements.

1

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
351,500	Petrohawk Energy Corporation †,(a)	$4,042,250
315,700	Southwestern Energy Company †,(a),(f)	11,065,285

		28,586,078

Total Energy		38,028,349

Financials — 30.7%
Capital Markets — 0.7%
260,887	Patriot Capital Funding, Inc. (a)	3,780,252

Commercial Banks — 2.6%
80,800	Bank of the Ozarks, Inc. (a)	2,671,248
107,920	Capital Corp Of The West (a)	3,463,153
179,525	Center Financial Corporation (a)	4,303,214
78,338	Mercantile Bank Corporation (a)	2,953,343

		13,390,958

Consumer Finance — 1.1%
224,400	First Cash Financial Services, Inc. †,(a)	5,805,228

Insurance — 3.7%
372,300	AmCOMP Incorporated †	4,091,577
193,700	AMERISAFE, Inc. †	2,994,602
139,000	Hub International Limited	4,363,210
75,000	National Interstate Corporation (a)	1,822,500
197,678	Tower Group, Inc. (a)	6,141,855

		19,413,744

Real Estate Investment Trusts (REITs) — 22.2%
573,552	Alesco Financial Inc. (a)	6,137,006
353,900	American Home Mortgage Investment Corp. (a)	12,428,968
653,900	Ashford Hospitality Trust, Inc. (a)	8,141,055
113,900	BRT Realty Trust	3,149,335
150,000	Corporate Office Properties Trust (a)	7,570,500
1,800,000	ECC Capital Corporation (a)	2,142,000
239,822	Feldman Mall Properties, Inc. (a)	2,997,775
107,600	First Potomac Realty Trust (a)	3,132,236
177,900	Gramercy Capital Corp.	5,495,331
351,500	Hersha Hospitality Trust, Class A (a)	3,986,010
779,900	HomeBanc Corp. (a)	3,298,977

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (Continued)
393,100	JER Investors Trust Inc. (a)	$8,125,377
264,800	KKR Financial Corp. (a)	7,093,992
221,000	Kodiak Funding, LP (b),(d),(e)	2,762,500
624,900	Luminent Mortgage Capital, Inc.	6,067,779
408,400	Medical Properties Trust, Inc. (a)	6,248,520
350,030	Newcastle Investment Corp.	10,962,940
632,800	NorthStar Realty Finance Corp.	10,485,496
166,789	RAIT Financial Trust	5,750,885

		115,976,682

Real Estate Management & Development — 0.4%
261,200	Asset Capital Corp., Inc., 144A (b),(c),(d),(e)	2,008,628

Total Financials		160,375,492

Health Care — 7.4%
Health Care Equipment & Supplies — 3.2%
259,010	Neogen Corporation †,(a)	5,750,022
79,175	Orthofix International N.V. †	3,958,750
174,800	PolyMedica Corporation (a)	7,063,668

		16,772,440

Health Care Providers & Services — 2.3%
233,600	Air Methods Corporation †,(a)	6,522,112
72,700	LCA-Vision, Inc. (a)	2,497,972
162,900	Psychemedics Corp.	3,135,825

		12,155,909

Health Care Technology — 0.5%
113,900	Systems Xcellence Inc. †	2,297,363

Life Sciences Tools & Services — 0.7%
267,101	MEDTOX Scientific, Inc. †	3,560,456

Pharmaceuticals — 0.7%
240,900	Matrixx Initiatives, Inc. †,(a)	3,837,537

Total Health Care		38,623,705

Industrials — 19.1%
Aerospace & Defense — 5.0%
213,073	Ceradyne, Inc. †,(a)	12,038,625

See Notes to Financial Statements.

3

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Aerospace & Defense (Continued)
529,000	Essex Corporation †,(a)	$12,648,390
600,000	TVI Corporation †,(a)	1,410,000

		26,097,015

Building Products — 1.2%
262,000	PGT, Inc. †,(a)	3,314,300
67,100	Universal Forest Products, Inc.	3,128,202

		6,442,502

Commercial Services & Supplies — 1.5%
78,100	Barrett Business Services, Inc. (a)	1,829,102
179,400	Team, Inc. †,(a)	6,248,502

		8,077,604

Construction & Engineering — 0.7%
53,442	Stantec Inc. †	1,161,829
269,000	Wildan Group, Inc. †	2,690,000

		3,851,829

Electrical Equipment — 0.8%
397,650	Canadian Solar Inc. †	4,167,372

Industrial Conglomerates — 0.4%
77,000	Raven Industries, Inc. (a)	2,063,600

Machinery — 4.4%
157,500	Actuant Corporation, Class A (a)	7,504,875
76,800	Cascade Corporation (a)	4,062,720
230,700	Commercial Vehicle Group, Inc. †	5,029,260
60,200	Middleby Corporation (The) †,(a)	6,301,134

		22,897,989

Road & Rail — 3.5%
229,074	Genesee & Wyoming, Inc., Class A †,(a)	6,010,902
305,799	Marten Transport, Ltd. †,(a)	5,605,296
267,695	Old Dominion Freight Line, Inc. †,(a)	6,443,418

		18,059,616

See Notes to Financial Statements.

4

Shares		Value

Industrials (Continued)
Trading Companies & Distributors — 1.6%
125,000	Houston Wire & Cable Company †,(a)	$2,612,500
368,700	Rush Enterprises, Inc., Class B †	5,818,086

		8,430,586

Total Industrials		100,088,113

Information Technology — 17.1%
Communications Equipment — 2.2%
376,900	Digi International, Inc. †,(a)	5,197,451
231,500	NETGEAR, Inc. †,(a)	6,076,875

		11,274,326

Computers & Peripherals — 1.9%
381,485	Rimage Corporation †	9,918,610

Electronic Equipment & Instruments — 2.1%
323,349	ID Systems, Inc. †,(a)	6,085,428
435,300	TTM Technologies, Inc. †,(a)	4,931,949

		11,017,377

Information Technology Services — 2.5%
149,700	ManTech International Corporation, Class A †,(a)	5,513,451
234,700	SI International, Inc. †,(a)	7,608,974

		13,122,425

Internet Software & Services — 2.7%
410,300	Hurray! Holding Co., Ltd., ADR †	2,543,860
292,200	j2 Global Communications, Inc. †,(a)	7,962,450
150,000	Websense, Inc. †,(a)	3,424,500

		13,930,810

Semiconductors & Semiconductor Equipment — 3.9%
245,949	Diodes Incorporated †,(a)	8,726,271
263,000	Silicon Motion Technology Corporation, ADR †	4,173,810
477,600	Ultra Clean Holdings, Inc. †,(a)	5,898,360
341,800	White Electronic Designs Corporation †	1,859,392

		20,657,833

See Notes to Financial Statements.

5

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Software — 1.8%
300,700	KongZhong Corporation, ADR †,(a)	$2,934,832
393,400	Sonic Solutions †,(a)	6,412,420

		9,347,252

Total Information Technology		89,268,633

Materials — 3.2%
Chemicals — 1.2%
621,000	Landec Corporation †	6,681,960

Metals & Mining — 2.0%
61,200	Claymont Steel Holdings, Inc. †	1,125,468
179,600	Horsehead Holding Corp., 144A, (b),(c),(d),(e)	2,410,232
187,000	Novamerican Steel Inc. †	6,825,500

		10,361,200

Total Materials		17,043,160

Telecommunication Services — 0.4%
Wireless Telecommunication Services — 0.4%
404,100	Linktone Ltd., ADR †,(a)	2,097,279

TOTAL COMMON STOCKS
(Cost $345,245,962)		504,402,549

INVESTMENT COMPANY SECURITIES — 3.0%
Energy — 2.1%
Energy Equipment & Services — 1.5%
367,200	Enerflex Systems Income Fund	3,479,450
273,100	Mullen Group Income Fund (a)	4,377,000

		7,856,450

Oil, Gas & Consumable Fuels — 0.6%
174,500	NGP Capital Resources Company (a)	2,922,875

Total Energy		10,779,325

Multi-Industry — 0.9%
4,714,424	Institutional Money Market Fund – Comerica Class Y Shares (h)	4,714,424

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $12,739,774)		15,493,749

See Notes to Financial Statements.

6

Principal
Amount		Value

REPURCHASE AGREEMENT — 0.3%
(Cost $1,571,000)
1,571,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $1,571,847 on 01/02/2007, collateralized by $1,640,000 FHLMC, 5.000% maturing 12/14/2018 (value $1,605,150)	$1,571,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 15.5%
(Cost $81,344,490)
81,344,490	State Street Navigator Securities Trust – Prime Portfolio (g)	81,344,490

TOTAL INVESTMENTS
(Cost $440,901,226)	115.3%	602,811,788
OTHER ASSETS AND LIABILITIES (Net)	(15.3)	(80,087,689)

NET ASSETS	100.0%	$522,724,099

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2006 (see Notes to Financial Statements, Note 2). At December 31, 2006, these securities represent $7,181,360, 1.4% of net assets.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $7,181,360, 1.4% of net assets.

Security	Acquisition Date	Cost

Asset Capital Corp., Inc. 144A	06/23/05	$2,220,200
Horsehead Holding Corp., 144A	11/20/06	2,334,800
Kodiak Funding, LP	12/19/06	2,762,500

(f)	Security, or a portion thereof, is subject to written call options contracts.

See Notes to Financial Statements.

7

Munder Micro-Cap Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

(g)	At December 31, 2006, the market value of the securities on loan is $78,856,887.

(h)	Affiliated company security (see Notes to Financial Statements, Note 3).

OPEN OPTIONS CONTRACTS WRITTEN

	Number of	Exercise	Expiration
Name of Issuer	Contracts	Price	Date	Value

Southwestern Energy Company, Call Options	140	$40.00	1/19/2007	$21,000

ABBREVIATIONS:

ADR  — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

At December 31, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.7%	$463,432,993
Canada	3.8	20,079,003
China	2.2	11,743,343
Taiwan	0.8	4,173,810
Netherlands	0.8	3,958,750
Bahamas	0.2	1,014,650

TOTAL COMMON STOCKS	96.5	504,402,549
INVESTMENT COMPANY SECURITIES	3.0	15,493,749
REPURCHASE AGREEMENT	0.3	1,571,000
COLLATERAL FOR SECURITIES ON LOAN	15.5	81,344,490

TOTAL INVESTMENTS	115.3	602,811,788
OTHER ASSETS AND LIABILITIES (Net)	(15.3)	(80,087,689)

NET ASSETS	100.0%	$522,724,099

See Notes to Financial Statements.

8

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9

Munder Micro-Cap Equity Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $434,615,802)	$596,526,364
Securities of affiliated company (cost — $4,714,424)	4,714,424
Repurchase agreement (cost — $1,571,000)	1,571,000

Total Investments	602,811,788
Cash	475
Interest receivable	635
Dividends receivable	1,725,916
Receivable for investment securities sold	3,451,963
Receivable for Fund shares sold	408,497
Prepaid expenses and other assets	69,114

Total Assets	608,468,388

LIABILITIES:
Payable upon return of securities loaned	81,344,490
Payable for investment securities purchased	1,048,457
Payable for Fund shares redeemed	2,190,090
Investment advisory fees payable	446,541
Transfer agency/record keeping fees payable	295,242
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	187,750
Trustees’ fees and expenses payable	69,709
Administration fees payable	52,618
Outstanding options written, at value (premiums received — $415,787)	21,000
Custody fees payable	7,950
Shareholder servicing fees payable — Class K Shares	2,353
Accrued expenses and other payables	78,089

Total Liabilities	85,744,289

NET ASSETS	$522,724,099

Investments, at cost	$440,901,226

* Including $78,856,887 of securities loaned.

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$267,238
Accumulated net realized gain on investments sold	426,350
Net unrealized appreciation of investments	162,304,505
Paid-in capital	359,726,006

$522,724,099

NET ASSETS:
Class A Shares	$345,914,531

Class B Shares	$43,003,789

Class C Shares	$91,447,360

Class K Shares	$9,855,354

Class R Shares	$2,077,543

Class Y Shares	$30,425,522

SHARES OUTSTANDING:
Class A Shares	7,727,336

Class B Shares	1,032,331

Class C Shares	2,194,824

Class K Shares	220,078

Class R Shares	46,456

Class Y Shares	665,482

CLASS A SHARES:
Net asset value and redemption price per share	$44.77

Maximum sales charge	5.50%
Maximum offering price per share	$47.38

CLASS B SHARES:
Net asset value and offering price per share*	$41.66

CLASS C SHARES:
Net asset value and offering price per share*	$41.67

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$44.78

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$44.72

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$45.72

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Micro-Cap Equity Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$154,571
Dividends on securities of unaffiliated companies(a)	7,026,649
Dividends on securities of affiliated company	26,122
Securities lending	107,529

Total Investment Income	7,314,871

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	452,338
Class B Shares	222,383
Class C Shares	470,464
Class R Shares	4,820
Shareholder servicing fees:
Class K Shares	12,337
Investment advisory fees	2,708,375
Transfer agency/record keeping fees	679,834
Administration fees	323,858
Printing and mailing fees	85,052
Custody fees	56,147
Registration and filing fees	38,666
Legal and audit fees	29,137
Trustees’ fees and expenses	24,162
Other	36,085

Total Expenses	5,143,658

NET INVESTMENT INCOME	2,171,213

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	12,774,801
Options written	408,787
Foreign currency-related transactions	(24,506)
Net change in unrealized appreciation/(depreciation) of:
Securities	(10,851,938)
Options written	259,000
Foreign currency-related transactions	(1,068)

Net realized and unrealized gain on investments	2,565,076

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,736,289

(a)	Net of foreign withholding taxes of $57,690

See Notes to Financial Statements.

12

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment income/(loss)	$2,171,213	$(332,485)
Net realized gain from security transactions, options written and foreign currency-related transactions	13,159,082	17,920,373
Net change in unrealized appreciation/(depreciation) of securities, options written and foreign currency-related transactions	(10,594,006)	56,163,011

Net increase in net assets resulting from operations	4,736,289	73,750,899
Dividends to shareholders from net investment income:
Class A Shares	(1,605,565)	(1,171,716)
Class K Shares	(45,833)	(31,067)
Class R Shares	(4,514)	(1,337)
Class Y Shares	(210,287)	(200,073)
Distributions to shareholders from net realized gains:
Class A Shares	(8,206,559)	(13,517,762)
Class B Shares	(1,082,333)	(2,858,041)
Class C Shares	(2,302,136)	(4,091,438)
Class K Shares	(226,979)	(407,047)
Class R Shares	(45,152)	(56,559)
Class Y Shares	(664,917)	(1,482,466)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(40,720,859)	95,887,931
Class B Shares	(6,776,771)	(15,792,475)
Class C Shares	(8,466,007)	15,358,432
Class K Shares	(309,705)	221,205
Class R Shares	162,791	860,092
Class Y Shares	539,652	(6,886,289)
Short-term trading fees	10,033	43,128
Voluntary contribution from Advisor	—	82,370

Net increase/(decrease) in net assets	(65,218,852)	139,707,787
NET ASSETS:
Beginning of period	587,942,951	448,235,164

End of period	$522,724,099	$587,942,951

Undistributed net investment income	$267,238	$—

Distributions in excess of net investment income	$—	$(37,776)

See Notes to Financial Statements.

13

Munder Micro-Cap Equity Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold *	$24,470,347	$172,839,967
Issued as reinvestment of dividends and distributions	7,928,137	11,484,383
Redeemed	(73,119,343)	(88,436,419)

Net increase/(decrease)	$(40,720,859)	$95,887,931

Class B Shares:
Sold	$1,130,203	$9,196,988
Issued as reinvestment of distributions	873,196	2,185,346
Redeemed*	(8,780,170)	(27,174,809)

Net decrease	$(6,776,771)	$(15,792,475)

Class C Shares:
Sold	$1,671,509	$30,886,037
Issued as reinvestment of distributions	1,582,775	2,766,556
Redeemed	(11,720,291)	(18,294,161)

Net increase/(decrease)	$(8,466,007)	$15,358,432

Class K Shares:
Sold	$268,871	$1,253,106
Issued as reinvestment of dividends and distributions	94,014	98,561
Redeemed	(672,590)	(1,130,462)

Net increase/(decrease)	$(309,705)	$221,205

Class R Shares:
Sold	$340,970	$2,277,412
Issued as reinvestment of dividends and distributions	49,666	57,767
Redeemed	(227,845)	(1,475,087)

Net increase	$162,791	$860,092

Class Y Shares:
Sold	$1,312,678	$3,044,450
Issued as reinvestment of dividends and distributions	736,806	525,589
Redeemed	(1,509,832)	(10,456,328)

Net increase/(decrease)	$539,652	$(6,886,289)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold *	563,190	3,960,412
Issued as reinvestment of dividends and distributions	181,177	272,659
Redeemed	(1,678,744)	(2,003,834)

Net increase/(decrease)	(934,377)	2,229,237

Class B Shares:
Sold	28,294	227,559
Issued as reinvestment of distributions	21,589	55,720
Redeemed*	(217,463)	(651,298)

Net decrease	(167,580)	(368,019)

Class C Shares:
Sold	41,418	768,554
Issued as reinvestment of distributions	39,129	70,461
Redeemed	(289,249)	(444,800)

Net increase/(decrease)	(208,702)	394,215

Class K Shares:
Sold	6,182	27,967
Issued as reinvestment of dividends and distributions	2,147	2,342
Redeemed	(15,341)	(25,780)

Net increase/(decrease)	(7,012)	4,529

Class R Shares:
Sold	7,812	51,543
Issued as reinvestment of dividends and distributions	1,138	1,376
Redeemed	(5,247)	(32,291)

Net increase	3,703	20,628

Class Y Shares:
Sold	29,172	68,856
Issued as reinvestment of dividends and distributions	16,405	12,206
Redeemed	(33,480)	(230,909)

Net increase/(decrease)	12,097	(149,847)

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

15

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/06(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$45.38		$41.30		$35.06	$23.96	$25.12	$25.38

Income/(loss) from investment operations:
Net investment income/(loss)	0.22		0.06		(0.06)	(0.15)	(0.20)	(0.27)
Net realized and unrealized gain/(loss) on investments	0.40		6.00		6.30	11.24	(0.96)	0.01

Total from investment operations	0.62		6.06		6.24	11.09	(1.16)	(0.26)

Less distributions:
Distributions from net investment income	(0.21)		(0.14)		—	—	—	—
Distributions from net realized gains	(1.02)		(1.85)		—	—	—	—

Total distributions	(1.23)		(1.99)		—	—	—	—

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)	0.01	—	—

Voluntary contribution from Advisor	—		0.01		—	—	—	—

Net asset value, end of period	$44.77		$45.38		$41.30	$35.06	$23.96	$25.12

Total return(b)	1.44%		15.14	%(e)	17.77%	46.33%	(4.66)%	(0.99)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$345,915		$393,068		$265,645	$144,184	$62,027	$56,222
Ratio of operating expenses to average net assets	1.72	%(f)	1.65%		1.74%	1.80%	1.98%	1.66%
Ratio of net investment income/(loss) to average net assets	0.98	%(f)	0.13%		(0.16)%	(0.47)%	(1.00)%	(1.12)%
Portfolio turnover rate	10%		26%		36%	52%	66%	118%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.72	%(f)	1.65%		1.74%	1.81%	1.99%	1.67%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on December 26, 1996 and February 24, 1997, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 15.12% for Class A Shares and 14.26% for Class B Shares.

(f)	Annualized.

See Notes to Financial Statements.

16

B Shares

Period Ended		Year		Year	Year	Year	Year
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$42.27		$38.74		$33.14	$22.81	$24.10	$24.52

0.05		(0.25)		(0.33)	(0.37)	(0.34)	(0.43)
0.36		5.62		5.93	10.69	(0.95)	0.01

0.41		5.37		5.60	10.32	(1.29)	(0.42)

—		—		—	—	—	—
(1.02)		(1.85)		—	—	—	—

(1.02)		(1.85)		—	—	—	—

0.00	(d)	0.00	(d)	0.00 (d)	0.01	—	—

—		0.01		—	—	—	—

$41.66		$42.27		$38.74	$33.14	$22.81	$24.10

1.05%		14.29	%(e)	16.90%	45.22%	(5.35)%	(1.67)%

$43,004		$50,718		$60,749	$55,158	$40,548	$49,062
2.47	%(f)	2.40%		2.49%	2.55%	2.73%	2.41%
0.22	%(f)	(0.61)%		(0.95)%	(1.22)%	(1.75)%	(1.87)%
10%		26%		36%	52%	66%	118%
2.47	%(f)	2.40%		2.49%	2.56%	2.74%	2.42%

See Notes to Financial Statements.

17

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/06(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$42.28		$38.75		$33.15	$22.82	$24.11	$24.53

Income/(loss) from investment operations:
Net investment income/(loss)	0.05		(0.25)		(0.33)	(0.37)	(0.34)	(0.44)
Net realized and unrealized gain/(loss) on investments	0.36		5.62		5.93	10.69	(0.95)	0.02

Total from investment operations	0.41		5.37		5.60	10.32	(1.29)	(0.42)

Less distributions:
Distributions from net investment income	—		—		—	—	—	—
Distributions from net realized gains	(1.02)		(1.85)		—	—	—	—

Total distributions	(1.02)		(1.85)		—	—	—	—

Short-term trading fees	0.00	(d)	0.00	(d)	0.00(d )	0.01	—	—

Voluntary contribution from Advisor	—		0.01		—	—	—	—

Net asset value, end of period	$41.67		$42.28		$38.75	$33.15	$22.82	$24.11

Total return(b)	1.05%		14.28	%(e)	16.89%	45.20%	(5.35)%	(1.67)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$91,447		$101,613		$77,869	$50,341	$25,175	$28,050
Ratio of operating expenses to average net assets	2.47	%(f)	2.40%		2.49%	2.55%	2.73%	2.41%
Ratio of net investment income/(loss) to average net assets	0.23	%(f)	(0.61)%		(0.92)%	(1.22)%	(1.75)%	(1.87)%
Portfolio turnover rate	10%		26%		36%	52%	66%	118%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.47	%(f)	2.40%		2.49%	2.56%	2.74%	2.42%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on March 31, 1997 and December 31, 1996, respectively.
(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Amount represents less than $0.01 per share.
(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.25% for Class C Shares and 15.09% for Class K Shares.
(f)	Annualized.

See Notes to Financial Statements.

18

K Shares

Period Ended		Year		Year	Year	Year	Year
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$45.40		$41.31		$35.07	$23.96	$25.13	$25.37

0.22		0.06		(0.06)	(0.15)	(0.20)	(0.27)
0.39		6.01		6.30	11.25	(0.97)	0.03

0.61		6.07		6.24	11.10	(1.17)	(0.24)

(0.21)		(0.14)		—	—	—	—
(1.02)		(1.85)		—	—	—	—

(1.23)		(1.99)		—	—	—	—

0.00	(d)	0.00	(d)	0.00 (d)	0.01	—	—

—		0.01		—	—	—	—

$44.78		$45.40		$41.31	$35.07	$23.96	$25.13

1.44%		15.11	%(e)	17.79%	46.31%	(4.62)%	(0.95)%

$9,855		$10,309		$9,195	$5,693	$3,989	$5,300
1.72	%(f)	1.65%		1.74%	1.80%	1.98%	1.66%
0.99	%(f)	0.14%		(0.15)%	(0.47)%	(1.00)%	(1.12)%
10%		26%		36%	52%	66%	118%
1.72	%(f)	1.65%		1.74%	1.81%	1.99%	1.67%

See Notes to Financial Statements.

19

Munder Micro-Cap Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Period Ended		Year		Period
	12/31/06(c)		Ended		Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)

Net asset value, beginning of period	$45.28		$41.21		$33.58

Income/(loss) from investment operations:
Net investment income/(loss)	0.17		(0.03)		(0.11)
Net realized and unrealized gain/(loss) on investments	0.39		5.97		7.74

Total from investment operations	0.56		5.94		7.63

Less distributions:
Distributions from net investment income	(0.10)		(0.03)		—
Distributions from net realized gains	(1.02)		(1.85)		—

Total distributions	(1.12)		(1.88)		—

Short-term trading fees	0.00	(d)	0.00	(d)	0.00	(d)

Voluntary contribution from Advisor	—		0.01		—

Net asset value, end of period	$44.72		$45.28		$41.21

Total return(b)	1.31%		14.84	%(e)	22.72%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,078		$1,936		$912
Ratio of operating expenses to average net assets	1.98	%(f)	1.90%		1.99	%(f)
Ratio of net investment income/(loss) to average net assets	0.77	%(f)	(0.08)%		(0.31	)%(f)
Portfolio turnover rate	10%		26%		36%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.98	%(f)	1.90%		1.99	%(f)

(a)	Class R Shares and Y Shares of the Fund commenced operations on July 29, 2004 and December 26, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	If the Advisor had not made a voluntary capital contribution to the Fund, the total return would have been 14.82% for Class R Shares and 15.37% for Class Y Shares.

(f)	Annualized.

See Notes to Financial Statements.

20

Y Shares

Period Ended		Year		Year	Year	Year	Year
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$46.37		$42.16		$35.71	$24.34	$25.46	$25.63

0.28		0.17		0.08	(0.07)	(0.15)	(0.21)
0.41		6.13		6.37	11.43	(0.97)	0.04

0.69		6.30		6.45	11.36	(1.12)	(0.17)

(0.32)		(0.25)		—	—	—	—
(1.02)		(1.85)		—	—	—	—

(1.34)		(2.10)		—

0.00	(d)	0.00	(d)	0.00 (d)	0.01	—	—

—		0.01		—	—	—	—

$45.72		$46.37		$42.16	$35.71	$24.34	$25.46

1.56%		15.39	%(e)	18.06%	46.71%	(4.40)%	(0.66)%

$30,426		$30,299		$33,865	$9,928	$8,576	$13,515
1.47	%(f)	1.40%		1.49%	1.55%	1.73%	1.41%
1.26	%(f)	0.39%		0.20%	(0.22)%	(0.75)%	(0.87)%
10%		26%		36%	52%	66%	118%
1.47	%(f)	1.40%		1.49%	1.56%	1.74%	1.42%

See Notes to Financial Statements.

21

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22

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1. Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Micro-Cap Equity Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest each without par value.

    As of December 31, 2006, the Fund was currently closed to new investors, subject to certain limited exceptions. The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

23

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

24

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on

25

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Options: The Fund may write call options on securities it owns for hedging purposes. When the Fund writes a call option, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is adjusted daily to reflect the current market value of the option. If an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the premium received for the option. If the Fund enters into a closing purchase transaction on an option written by it, the Fund realizes a gain or loss equal to the difference between the cost of the closing purchase transaction and the premium received when the call was written. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Fund instructs the custodian to separate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is

26

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 1.00%. Prior to December 29, 2006, the fee was computed daily and payable monthly.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

27

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $323,858 before payment of sub-administration fees and $216,388 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1197% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $1,006 in advisory fees before waivers and expense reimbursements ($37 after waivers and reimbursements) and $416 in administration fees.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $82,370 after completing a review of the application of the Fund’s redemption fee policy in prior years.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,659 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2006. Comerica Securities, Inc.

28

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

(“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $18 from commissions on Class A Shares of the Fund for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

29

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $739 to Comerica Securities and $12,100 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $56,187,602 and $116,046,671, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $175,826,979, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $13,916,417 and net appreciation for financial reporting purposes was $161,910,562. At December 31, 2006, aggregate cost for financial reporting purposes was $440,901,226.

    For the period ended December 31, 2006, the Fund had the following written covered call option contracts:

	Number of Contracts	Premium Amount

Beginning of period	700	$408,787
Written during the period	140	415,787
Exercised during the period	—	—
Expired during the period	(700)	(408,787)
Closed during the period	—	—

Balance at end of period	140	$415,787

6. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual

30

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $3,022.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2006 was as follows:

Long-term
Capital Gains

June 30, 2006	$23,817,506

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Post	Undistributed
October	Long-Term	Capital	Unrealized
Loss	Gains	Loss Carryover	Appreciation	Total

(5,194)	$8,229,667	$(8,623,534)	$173,087,722	$172,688,661

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $8,623,534 of unused capital losses expiring in 2010. These

31

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

losses were inherited in the February 25, 2005 merger with the Munder Small Company Growth Fund and are subject to limitations.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency losses arising between November 1, 2005 and June 30, 2006 of $5,194.

    The Fund utilized capital loss carryforwards during the year ended June 30, 2006 in the amount of $3,518,379.

9.	Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The Meeting was adjourned to November 20, 2006 in order to permit shareholders further time to respond to the solicitation of proxies. The Meeting was then further adjourned and reconvened for a final time on December 14, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	5,847,087
Against	158,192
Abstain	745,481
Broker Non-votes	—
TOTAL	6,750,760

    2. A proposal seeking approval of the amendment or elimination of certain fundamental investment restrictions. Shareholders of the Fund approved each part of the proposal and the results of the votes are as set forth below.

a. Diversification

No. of Shares

For	5,739,167
Against	251,068
Abstain	760,525
Broker Non-votes	—
TOTAL	6,750,760

32

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

b. Borrowing

For	5,667,113
Against	316,988
Abstain	766,659
Broker Non-votes	—
TOTAL	6,750,760

c. Senior Securities

No. of Shares

For	5,706,834
Against	277,473
Abstain	766,453
Broker Non-votes	—
TOTAL	6,750,760

d. Underwriting Securities

For	5,719,992
Against	269,420
Abstain	761,348
Broker Non-votes	—
TOTAL	6,750,760

e. Real Estate

No. of Shares

For	5,730,509
Against	261,040
Abstain	759,211
Broker Non-votes	—
TOTAL	6,750,760

f. Making Loans

No. of Shares

For	5,665,595
Against	309,229
Abstain	775,936
Broker Non-votes	—
TOTAL	6,750,760

33

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

g. Concentration of Investments

No. of Shares

For	5,726,247
Against	255,433
Abstain	769,080
Broker Non-votes	—
TOTAL	6,750,760

h. Commodities

No. of Shares

For	5,672,583
Against	308,393
Abstain	769,784
Broker Non-votes	—
TOTAL	6,750,760

i. Pledging, Mortgaging and Hypothecating Fund Assets

For	5,649,555
Against	327,966
Abstain	773,239
Broker Non-votes	—
TOTAL	6,750,760

j. Investments for Control

No. of Shares

For	5,703,230
Against	267,268
Abstain	780,262
Broker Non-votes	—
TOTAL	6,750,760

k. Margin Activities and Short Selling

No. of Shares

For	5,648,599
Against	326,854
Abstain	775,307
Broker Non-votes	—
TOTAL	6,750,760

34

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    3. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	4,737,914
Against	1,256,547
Abstain	756,299
Broker Non-votes	—
TOTAL	6,750,760

10.	Subsequent Event

    Effective March 1, 2007, the Fund will be completely reopened to new investments. The limitations on new investments described in the Fund’s Prospectus dated October 31, 2006 will no longer apply.

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007,

35

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

11.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

36

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

12.	Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at http://www.sec.gov.

13.	Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on December 14, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to

37

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business

38

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management,

39

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark indexes for the period and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three- and five-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmarks and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

40

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

41

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive

42

Munder Micro-Cap Equity Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

43

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44

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45

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMICRO1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Mid-Cap
Core Growth Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
21	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Tony Dong, Brian Matuszak, Andy Mui and George Sanders

    The Fund earned a return of 5.28% for the six months ended December 31, 2006, relative to the 5.83% return for the S&P MidCap 400® Index, the 7.90% return for the Russell Midcap® Growth Index and the 5.51% median return for the Lipper universe of mid-cap growth funds.

    The Fund benefited from strength in mid-cap stocks during the six months ended December 31, 2006 and posted solid absolute performance for the period. On a relative

ii

basis, however, the Fund lagged slightly its S&P MidCap 400® benchmark primarily due to weakness in the information technology sector, which offset positive relative performance in the industrials, utilities and financials sectors of the Fund.

    Overweighted positions in EMCOR Group, Inc. (2.1% of the Fund) and Stericycle, Inc. (2.1% of the Fund) were largely responsible for the strong relative performance of the Fund’s industrials sector. EMCOR Group focuses on mechanical and electrical systems, such as lighting, voice and data communication and heating and ventilation systems. The company also provides site-based operations and maintenance and related services. Stericycle collects, transports and treats medical waste.

    Equitable Resources, Inc. (1.9% of the Fund) and Northeast Utilities (1.2% of the Fund) were the primary contributors to relative strength in the utilities sector. Equitable Resources offers natural gas, natural gas liquids and crude oil products and services, and Northeast Utilities transmits, distributes and markets electricity.

    In the financials sector, HDFC Bank Limited (1.3% of the Fund), Affiliated Managers Group, Inc. (1.8% of the Fund) and AmerUs Group Co. accounted for most of the relative strength in the Fund. AmerUs Group, a U.S. insurance company, was acquired by Aviva plc, a U.K. insurance group and de-listed in July. HDFC Bank provides banking and other financial services in India. Affiliated Managers Group has equity investments in a diverse group of mid-sized investment management firms.

    The relative weakness of the information technology sector of the Fund was primarily due to j2 Global Communications, Inc. (1.5% of the Fund), Euronet Worldwide, Inc. (0.5% of the Fund), Veeco Instruments Inc. (0.7% of the Fund) and Cogent, Inc. Cogent, a company that offers automated fingerprint identification systems and related fingerprint biometric solutions, was eliminated from the Fund in October. j2 Global Communications offers messaging and communication services to individuals and businesses around the world. Euronet Worldwide provides secure electronic financial transaction solutions, and Veeco Instruments manufactures and markets equipment used primarily by manufacturers in the telecommunications, data storage, semiconductor and research industries.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-capitalization sector of the U.S. stock market. The Russell Midcap® Growth Index is an unmanaged index that measures the performance of a subset of the 800 smallest Russell 1000® companies (the largest 1,000 U.S. publicly traded companies) with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other Funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,051.50	$6.72	1.30%
Class B	$1,000.00	$1,047.40	$10.58	2.05%
Class C	$1,000.00	$1,047.30	$10.58	2.05%
Class K	$1,000.00	$1,051.50	$6.72	1.30%
Class R	$1,000.00	$1,049.80	$8.06	1.56%
Class Y	$1,000.00	$1,052.80	$5.43	1.05%

Hypothetical
Class A	$1,000.00	$1,018.65	$6.61	1.30%
Class B	$1,000.00	$1,014.87	$10.41	2.05%
Class C	$1,000.00	$1,014.87	$10.41	2.05%
Class K	$1,000.00	$1,018.65	$6.61	1.30%
Class R	$1,000.00	$1,017.34	$7.93	1.56%
Class Y	$1,000.00	$1,019.91	$5.35	1.05%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 97.2%
Consumer Discretionary — 14.7%
Diversified Consumer Services — 1.9%
2,762,300	Service Corporation International	$28,313,575
704,000	Sotheby’s (a)	21,838,080

		50,151,655

Hotels, Restaurants & Leisure — 2.1%
1,374,600	Penn National Gaming, Inc. †	57,210,852

Household Durables — 3.1%
822,700	Jarden Corporation †,(a)	28,621,733
513,000	KB Home (a)	26,332,280
933,000	Pulte Homes, Inc. (a)	30,556,512

		85,510,525

Specialty Retail — 7.6%
894,700	Dick’s Sporting Goods, Inc. †,(a)	43,831,353
963,950	GameStop Corporation, Class A †,(a)	53,123,284
880,474	Jos. A. Bank Clothiers, Inc. †,(a)	25,841,912
738,300	Tiffany & Co. (a)	28,970,892
606,700	Tractor Supply Company †,(a)	27,125,557
1,296,900	United Auto Group, Inc. (a)	30,567,933

		209,460,931

Total Consumer Discretionary		402,333,963

Consumer Staples — 4.1%
Beverages — 1.5%
1,449,000	Constellation Brands, Inc., Class A †,(a)	42,049,980

Food & Staples Retailing — 1.3%
968,900	United Natural Foods, Inc. †,(a)	34,802,888

Food Products — 1.3%
1,338,100	Flowers Foods, Inc.	36,115,319

Total Consumer Staples		112,968,187

Energy — 7.4%
Energy Equipment & Services — 4.7%
720,000	Helmerich & Payne, Inc.	17,618,400
718,800	National Oilwell Varco, Inc. †	43,976,184
247,400	Noble Corporation	18,839,510
533,300	Oil States International, Inc. †,(a)	17,188,259

See Notes to Financial Statements.

1

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
375,800	Superior Energy Services, Inc. †	$12,281,144
476,424	Weatherford International Ltd. †	19,909,759

		129,813,256

Oil, Gas & Consumable Fuels — 2.7%
1,050,300	Chesapeake Energy Corporation (a)	30,511,215
938,933	XTO Energy Inc.	44,176,798

		74,688,013

Total Energy		204,501,269

Financials — 15.8%
Capital Markets — 4.1%
475,400	Affiliated Managers Group, Inc. †,(a)	49,978,802
237,400	BlackRock, Inc. (a)	36,061,060
1,721,600	TD AMERITRADE Holding Corporation (a)	27,855,488

		113,895,350

Commercial Banks — 2.5%
554,200	Compass Bancshares, Inc.	33,058,030
474,400	HDFC Bank Limited, ADR (a)	35,807,712

		68,865,742

Diversified Financial Services — 1.5%
78,000	Chicago Mercantile Exchange Holdings Inc.	39,760,500

Insurance — 1.2%
677,600	ProAssurance Corporation †,(a)	33,825,792

Real Estate Investment Trusts (REITs) — 3.7%
934,200	American Home Mortgage Investment Corp. (a)	32,809,104
842,850	Global Signal Inc. (a)	44,392,910
522,100	iStar Financial Inc.	24,966,822

		102,168,836

Real Estate Management & Development — 1.3%
377,500	Jones Lang LaSalle Incorporated (a)	34,794,175

Thrifts & Mortgage Finance — 1.5%
888,500	PMI Group, Inc. (The) (a)	41,910,545

Total Financials		435,220,940

See Notes to Financial Statements.

2

Shares		Value

Health Care — 10.0%
Biotechnology — 0.5%
329,900	Vertex Pharmaceuticals Incorporated †,(a)	$12,344,858

Health Care Equipment & Supplies — 4.2%
873,300	Cytyc Corporation †	24,714,390
798,700	Hologic, Inc. †,(a)	37,762,536
1,099,600	ResMed, Inc. †,(a)	54,122,312

		116,599,238

Health Care Providers & Services — 4.9%
438,300	DaVita, Inc. †	24,930,504
456,600	Laboratory Corporation of America Holdings †,(a)	33,546,402
795,400	Psychiatric Solutions, Inc. †,(a)	29,843,408
1,423,900	VCA Antech, Inc. †	45,835,341

		134,155,655

Life Sciences Tools & Services — 0.4%
338,300	Nektar Therapeutics †,(a)	5,145,543
111,800	Techne Corporation †	6,199,310

		11,344,853

Total Health Care		274,444,604

Industrials — 17.0%
Aerospace & Defense — 2.8%
225,500	Ceradyne, Inc. †,(a)	12,740,750
800,800	L-3 Communications Holdings, Inc.	65,489,424

		78,230,174

Commercial Services & Supplies — 3.4%
1,363,900	Mobile Mini, Inc. †,(a)	36,743,466
756,400	Stericycle, Inc. †,(a)	57,108,200

		93,851,666

Construction & Engineering — 2.1%
1,038,600	EMCOR Group, Inc. †	59,044,410

Electrical Equipment — 1.4%
853,600	General Cable Corporation †,(a)	37,310,856

Industrial Conglomerates — 2.0%
1,054,075	McDermott International, Inc. †	53,610,255

See Notes to Financial Statements.

3

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Machinery — 2.8%
652,100	Graco, Inc.	$25,836,202
1,030,700	Oshkosh Truck Corporation (a)	49,906,494

		75,742,696

Marine — 1.6%
678,400	American Commercial Lines Inc. †,(a)	44,441,984

Road & Rail — 0.9%
1,028,475	Old Dominion Freight Line, Inc. †	24,755,393

Total Industrials		466,987,434

Information Technology — 15.7%
Communications Equipment — 1.3%
1,141,200	CommScope, Inc. †,(a)	34,783,776

Computers & Peripherals — 1.3%
1,219,100	Logitech International S.A., ADR †,(a)	34,854,069

Information Technology Services — 4.8%
614,900	Cognizant Technology Solutions Corporation, Class A †	47,445,684
496,600	Euronet Worldwide, Inc. †,(a)	14,744,054
1,002,200	SRA International, Inc., Class A †,(a)	26,798,828
1,362,200	Wright Express Corporation †,(a)	42,459,774

		131,448,340

Internet Software & Services — 3.8%
607,300	Akamai Technologies, Inc. †,(a)	32,259,776
1,267,900	aQuantive, Inc. †,(a)	31,266,414
1,548,700	j2 Global Communications, Inc. †,(a)	42,202,075

		105,728,265

Semiconductors & Semiconductor Equipment — 2.5%
632,100	FormFactor, Inc. †,(a)	23,545,725
764,900	Microchip Technology, Inc. (a)	25,012,230
1,058,900	Veeco Instruments Inc. †,(a)	19,833,197

		68,391,152

See Notes to Financial Statements.

4

Shares		Value

Information Technology (Continued)
Software — 2.0%
1,607,500	Blackbaud, Inc. (a)	$41,795,000
426,500	NAVTEQ Corporation †,(a)	14,914,705

		56,709,705

Total Information Technology		431,915,307

Materials — 5.2%
Chemicals — 3.1%
877,600	Airgas, Inc.	35,560,352
492,300	Praxair, Inc. (a)	29,208,159
555,300	Syngenta AG, ADR	20,623,842

		85,392,353

Metals & Mining — 2.1%
485,800	Phelps Dodge Corporation	58,159,976

Total Materials		143,552,329

Telecommunication Services — 0.8%
Wireless Telecommunication Services — 0.8%
327,400	NII Holdings, Inc. †,(a)	21,097,656

Utilities — 6.5%
Electric Utilities — 3.5%
268,800	Entergy Corporation	24,815,616
947,100	ITC Holdings Corp. (a)	37,789,290
1,156,500	Northeast Utilities	32,567,040

		95,171,946

Gas Utilities — 3.0%
1,266,600	Equitable Resources, Inc.	52,880,549
606,500	New Jersey Resources Corporation (a)	29,463,770

		82,344,319

Total Utilities		177,516,265

TOTAL COMMON STOCKS
(Cost $2,315,663,575)		2,670,537,954

INVESTMENT COMPANY SECURITIES — 2.7%
Energy — 0.8%
Energy Equipment & Services — 0.8%
906,900	Precision Drilling Trust	21,003,804

See Notes to Financial Statements.

5

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

INVESTMENT COMPANY SECURITIES (Continued)
Multi-Industry — 1.9%
12,768,091	Institutional Money Market Fund — Comerica Class Y Shares (c)	$12,768,091
270,325	Midcap SPDR TrustTM, Series 1 (a)	39,629,645

		52,397,736

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $83,073,332)		73,401,540

Principal
Amount

REPURCHASE AGREEMENT — 0.2%
(Cost $4,256,000)
$4,256,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $4,258,294 on 01/02/2007, collateralized by $4,440,000, FHLMC, 5.000% maturing 12/14/2018 (value $4,345,650)	4,256,000

Shares

COLLATERAL FOR SECURITIES ON LOAN —0.6%
(Cost $566,989,994)
566,989,994	State Street Navigator Securities Trust — Prime Portfolio (b)	566,989,994

TOTAL INVESTMENTS
(Cost $2,969,982,901)	120.7%	3,315,185,488
OTHER ASSETS AND LIABILITIES (Net)	(20.7)	(568,455,632)

NET ASSETS	100.0%	$2,746,729,856

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	At December 31, 2006, the market value of the securities on loan is $550,476,297.

(c)	Affiliated company security (see Notes to the Financial Statements, Note 3).

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
SPDR — Standards & Poors® Depositary Receipt

See Notes to Financial Statements.

6

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7

Munder Mid-Cap Core Growth Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $2,952,958,810)	$3,298,161,397
Security of affiliated company (cost — $12,768,091)	12,768,091
Repurchase agreement (cost — $4,256,000)	4,256,000

Total Investments	3,315,185,488
Cash	30
Interest receivable	1,720
Dividends receivable	1,320,467
Receivable for investment securities sold	11,055,535
Receivable for Fund shares sold	16,271,761
Prepaid expenses and other assets	155,402

Total Assets	3,343,990,403

LIABILITIES:
Payable for Fund shares redeemed	7,339,696
Payable for investment securities purchased	21,135,060
Payable upon return of securities loaned	566,989,994
Distribution and shareholder servicing fees payable — Class A, B, C and Class R Shares	628,109
Transfer agency/record keeping fees payable	605,155
Investment advisory fees payable	163,986
Administration fees payable	132,497
Custody fees payable	62,037
Trustees’ fees and expenses payable	44,087
Shareholder servicing fees payable — Class K Shares	24,103
Accrued expenses and other payables	135,823

Total Liabilities	597,260,547

NET ASSETS	$2,746,729,856

Investments, at cost	$2,969,982,901

* Including $550,476,297 of securities loaned.

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(4,664,249)
Accumulated net realized loss on investments sold	(44,999,117)
Net unrealized appreciation of investments	345,201,164
Paid-in capital	2,451,192,058

$2,746,729,856

NET ASSETS:
Class A Shares	$1,354,410,939

Class B Shares	$58,050,922

Class C Shares	$335,024,448

Class K Shares	$110,923,455

Class R Shares	$22,947,099

Class Y Shares	$865,372,993

SHARES OUTSTANDING:
Class A Shares	53,876,663

Class B Shares	2,408,776

Class C Shares	13,874,519

Class K Shares	4,414,560

Class R Shares	914,867

Class Y Shares	33,988,852

CLASS A SHARES:
Net asset value and redemption price per share	$25.14

Maximum sales charge	5.50%
Maximum offering price per share	$26.60

CLASS B SHARES:
Net asset value and offering price per share*	$24.10

CLASS C SHARES:
Net asset value and offering price per share*	$24.15

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$25.13

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$25.08

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$25.46

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Mid-Cap Core Growth Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$403,493
Dividends on securities of unaffiliated companies (a)	10,923,869
Dividends on securities of affiliated company	61,815
Securities lending	311,130

Total Investment Income	11,700,307

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	1,496,987
Class B Shares	271,787
Class C Shares	1,504,405
Class R Shares	30,437
Shareholder servicing fees:
Class K Shares	140,262
Investment advisory fees	9,182,390
Transfer agency/record keeping fees	2,229,163
Administration fees	904,258
Custody fees	198,682
Registration and filing fees	94,086
Legal and audit fees	49,409
Trustees’ fees and expenses	21,962
Other	213,131

Total Expenses	16,336,959

NET INVESTMENT LOSS	(4,636,652)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions	(17,097,148)
Foreign currency-related transactions	27,106
Net change in unrealized appreciation/(depreciation) of:
Securities	157,980,425
Foreign currency-related transactions	(2,993)

Net realized and unrealized gain on investments	140,907,390

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,270,738

(a)	Net of foreign withholding taxes of $220,780.

See Notes to Financial Statements.

10

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment income/(loss)	$(4,636,652)	$10,267,335
Net realized loss from security and foreign currency-related transactions	(17,070,042)	(25,228,369)
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	157,977,432	120,877,163

Net increase in net assets resulting from operations	136,270,738	105,916,129
Dividends to shareholders from net investment income:
Class A Shares	(2,037,953)	(2,833,267)
Class B Shares	—	—
Class C Shares	—	—
Class K Shares	(193,751)	(474,868)
Class R Shares	—	(7,520)
Class Y Shares	(2,703,244)	(2,025,878)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	228,526,103	816,633,649
Class B Shares	3,228,913	24,547,497
Class C Shares	53,425,330	195,681,647
Class K Shares	(6,579,802)	13,976,262
Class R Shares	12,968,143	8,176,531
Class Y Shares	203,621,601	468,276,291
Short-term trading fees	102,906	177,776

Net increase in net assets	626,628,984	1,628,044,249
NET ASSETS
Beginning of period	2,120,100,872	492,056,623

End of period	$2,746,729,856	$2,120,100,872

Undistributed net investment income/(Accumulated net investment loss)	$(4,664,249)	$4,907,351

See Notes to Financial Statements.

11

Munder Mid-Cap Core Growth Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold	$389,531,842	$954,544,108
Issued as reinvestment of dividends	1,550,395	2,204,062
Redeemed	(162,556,134)	(140,114,521)

Net increase	$228,526,103	$816,633,649

Class B Shares:
Sold	$8,172,076	$34,796,684
Redeemed	(4,943,163)	(10,249,187)

Net increase	$3,228,913	$24,547,497

Class C Shares:
Sold	$74,572,444	$210,896,624
Redeemed	(21,147,114)	(15,214,977)

Net increase	$53,425,330	$195,681,647

Class K Shares:
Sold	$6,584,636	$29,751,155
Issued as reinvestment of dividends	18,519	32,670
Redeemed	(13,182,957)	(15,807,563)

Net increase/(decrease)	$(6,579,802)	$13,976,262

Class R Shares:
Sold	$14,292,623	$9,641,432
Issued as reinvestment of dividends	—	7,520
Redeemed	(1,324,480)	(1,472,421)

Net increase	$12,968,143	$8,176,531

Class Y Shares:
Sold	$256,254,455	$501,714,898
Issued as reinvestment of dividends	2,492,252	1,784,091
Redeemed	(55,125,106)	(35,222,698)

Net increase	$203,621,601	$468,276,291

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold	16,187,587	41,044,975
Issued as reinvestment of dividends	65,280	97,095
Redeemed	(6,752,575)	(5,966,603)

Net increase	9,500,292	35,175,467

Class B Shares:
Sold	355,134	1,564,118
Redeemed	(215,474)	(454,568)

Net increase	139,660	1,109,550

Class C Shares:
Sold	3,238,741	9,437,287
Redeemed	(909,316)	(673,976)

Net increase	2,329,425	8,763,311

Class K Shares:
Sold	278,052	1,274,752
Issued as reinvestment of dividends	780	1,440
Redeemed	(541,434)	(683,737)

Net increase/(decrease)	(262,602)	592,455

Class R Shares:
Sold	578,168	406,795
Issued as reinvestment of dividends	—	332
Redeemed	(54,984)	(63,018)

Net increase	523,184	344,109

Class Y Shares:
Sold	10,707,331	21,124,745
Issued as reinvestment of dividends	103,714	77,637
Redeemed	(2,252,876)	(1,484,149)

Net increase	8,558,169	19,718,233

See Notes to Financial Statements.

13

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06		Ended	Ended	Ended	Ended	Ended
	(Unaudited)(c)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$23.95		$21.47	$18.35	$13.94	$13.34	$14.62

Income/(loss) from investment operations:
Net investment income/(loss)	(0.04)		0.21	(0.08)	(0.14)	(0.19)	(0.12)
Net realized and unrealized gain/(loss) on investments	1.27		2.38	3.20	4.55	0.79	(1.16)

Total from investment operations	1.23		2.59	3.12	4.41	0.60	(1.28)

Less distributions:
Distribution from net investment income	(0.04)		(0.11)	—	—	—	—

Total distributions	(0.04)		(0.11)	—	—	—	—

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$25.14		$23.95	$21.47	$18.35	$13.94	$13.34

Total return(b)	5.15%		12.10%	17.00%	31.64%	4.50%	(8.76)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,354,411		$1,063,027	$197,523	$14,892	$3,570	$2,237
Ratio of operating expenses to average net assets	1.30	%(e)	1.29%	1.37%	1.57%	1.87%	1.43%
Ratio of net investment income/(loss) to average net assets	(0.35	)%(e)	0.88%	(0.41)%	(0.86)%	(1.46)%	(0.91)%
Portfolio turnover rate	20%		60%	45%	53%	58%	55%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.30	%(e)	1.29%	1.37%	1.57%	1.88%	1.43%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on July 3, 2000 and July 5, 2000, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

B Shares

Period Ended		Year	Year	Year	Year	Year
12/31/06		Ended	Ended	Ended	Ended	Ended
(Unaudited)(c)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$23.01		$20.68	$17.80	$13.63	$13.14	$14.51

(0.13)		0.05	(0.21)	(0.27)	(0.27)	(0.23)
1.22		2.28	3.09	4.44	0.76	(1.14)

1.09		2.33	2.88	4.17	0.49	(1.37)

—		—	—	—	—	—

—		—	—	—	—	—

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

$24.10		$23.01	$20.68	$17.80	$13.63	$13.14

4.74%		11.32%	16.12%	30.59%	3.73%	(9.44)%

$58,051		$52,218	$23,974	$8,855	$2,878	$2,339
2.05	%(e)	2.04%	2.12%	2.32%	2.62%	2.18%
(1.10	)%(e)	0.20%	(1.12)%	(1.64)%	(2.21)%	(1.66)%
20%		60%	45%	53%	58%	55%
2.05	%(e)	2.04%	2.12%	2.32%	2.63%	2.18%

See Notes to Financial Statements.

15

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year	Year	Year
	12/31/06		Ended	Ended	Ended	Ended	Ended
	(Unaudited)(c)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$23.06		$20.72	$17.84	$13.65	$13.17	$14.53

Income/(loss) from investment operations:
Net investment income/(loss)	(0.13)		0.03	(0.22)	(0.27)	(0.27)	(0.23)
Net realized and unrealized gain/(loss) on investments	1.22		2.31	3.10	4.46	0.75	(1.13)

Total from investment operations	1.09		2.34	2.88	4.19	0.48	(1.36)

Less distributions:
Distributions from net investment income	—		—	—	—	—	—

Total distributions	—		—	—	—	—	—

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$24.15		$23.06	$20.72	$17.84	$13.65	$13.17

Total return(b)	4.73%		11.29%	16.14%	30.70%	3.64%	(9.36)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$335,024		$266,190	$57,628	$4,010	$1,252	$1,297
Ratio of operating expenses to average net assets	2.05	%(e)	2.04%	2.12%	2.32%	2.62%	2.18%
Ratio of net investment income/(loss) to average net assets	(1.10	)%(e)	0.14%	(1.15)%	(1.64)%	(2.21)%	(1.66)%
Portfolio turnover rate	20%		60%	45%	53%	58%	55%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	2.05	%(e)	2.04%	2.12%	2.32%	2.63%	2.18%

(a)	Prior to the close of business on October 31, 2003 the Fund offered Class II Shares, which were converted and/or reclassified as Class C Shares on that date. Class II Shares, which commenced operations on July 14, 2000, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II Shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for Class II Shares and reflect the fees and expenses of the Class II Shares. Class K Shares of the Fund commenced operations on December 17, 2002.
(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Amount is less than $0.01 per share.
(e)	Annualized.

See Notes to Financial Statements.

16

K Shares

Period Ended		Year	Year	Year	Period
12/31/06		Ended	Ended	Ended	Ended
(Unaudited)(c)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)

$23.94		$21.46	$18.34	$13.94	$12.38

(0.04)		0.22	(0.07)	(0.13)	(0.11)
1.27		2.37	3.19	4.53	1.67

1.23		2.59	3.12	4.40	1.56

(0.04)		(0.11)	—	—	—

(0.04)		(0.11)	—	—	—

0.00	(d)	0.00 (d)	0.00 (d)	—	—

$25.13		$23.94	$21.46	$18.34	$13.94

5.15%		12.11%	17.01%	31.56%	12.60%

$110,923		$111,988	$87,649	$25,788	$70
1.30	%(e)	1.28%	1.37%	1.57%	1.87	%(e)
(0.35	)%(e)	0.97%	(0.38)%	(0.77)%	(1.46	)%(e)
20%		60%	45%	53%	58%
1.30	%(e)	1.28%	1.37%	1.57%	1.88	%(e)

See Notes to Financial Statements.

17

Munder Mid-Cap Core Growth Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Period Ended		Year	Period
	12/31/06		Ended	Ended
	(Unaudited)(c)		6/30/06(c)	6/30/05(c)

Net asset value, beginning of period	$23.89		$21.41	$17.33

Income/(loss) from investment operations:
Net investment income/(loss)	(0.07)		0.11	(0.12)
Net realized and unrealized gain/(loss) on investments	1.26		2.43	4.20

Total from investment operations	1.19		2.54	4.08

Less distributions:
Distributions from net investment income	—		(0.06)	—

Total distributions	—		(0.06)	—

Short-term trading fees	0.00	(d)	0.00 (d)	0.00	(d)

Net asset value, end of period	$25.08		$23.89	$21.41

Total return(b)	4.98%		11.86%	23.54%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$22,947		$9,357	$1,019
Ratio of operating expenses to average net assets	1.56	%(e)	1.55%	1.62	%(e)
Ratio of net investment income/(loss) to average net assets	(0.61	)%(e)	0.45%	(0.63	)%(e)
Portfolio turnover rate	20%		60%	45%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	1.56	%(e)	1.55%	1.62	%(e)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and June 24, 1998, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

Y Shares

Period Ended		Year	Year	Year	Year	Year
12/31/06		Ended	Ended	Ended	Ended	Ended
(Unaudited)(c)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$24.27		$21.75	$18.55	$14.05	$13.42	$14.66

(0.01)		0.25	(0.03)	(0.11)	(0.15)	(0.09)
1.29		2.44	3.23	4.61	0.78	(1.15)

1.28		2.69	3.20	4.50	0.63	(1.24)

(0.09)		(0.17)	—	—	—	—

(0.09)		(0.17)	—	—	—	—

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

$25.46		$24.27	$21.75	$18.55	$14.05	$13.42

5.28%		12.41%	17.25%	32.03%	4.69%	(8.46)%

$865,373		$617,320	$124,264	$42,188	$26,948	$26,013
1.05	%(e)	1.05%	1.12%	1.32%	1.62%	1.18%
(0.10	)%(e)	1.04%	(0.13)%	(0.69)%	(1.21)%	(0.66)%
20%		60%	45%	53%	58%	55%
1.05	%(e)	1.05%	1.12%	1.32%	1.63%	1.18%

See Notes to Financial Statements.

19

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20

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Mid-Cap Core Growth Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

21

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

22

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on

23

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return.

24

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $904,258 before payment of sub-administration fees and $606,499 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.0739% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money

25

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $10,604 in advisory fees before waivers and expense reimbursements ($392 after waivers and reimbursements) and $4,388 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For the period ended December 31, 2006, Comerica Bank was paid $4,387 for its administrative, record keeping and other related services provided to the Fund.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the ”Service Organizations”) who provide shareholder services for

26

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $112 to Comerica Securities and $140,451 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $960,808,576 and $474,995,234, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $398,332,057, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $53,129,470 and net appreciation for financial reporting purposes was

27

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

$345,202,587. At December 31, 2006, aggregate cost for financial reporting purposes was $2,969,982,901.

6.	Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $11,063.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    During the year ended June 30, 2006, dividends of $5,341,533 were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital	Post-October	Unrealized
Income	Loss Carryover	Capital Deferral	Appreciation	Total

$4,934,728	$(11,120,197)	(11,021,989)	$181,436,844	$164,229,386

28

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $11,120,197 of unused capital losses of which $761,141 and $10,359,056 expire in 2011 and 2014, respectively.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2005 and June 30, 2006 of $11,021,989.

9.	Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The Meeting was adjourned to November 20, 2006 in order to permit shareholders further time to respond to the solicitation of proxies. The Meeting was then further adjourned and reconvened for a final time on December 14, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	42,008,938
Against	1,196,972
Abstain	6,397,774
Broker Non-Votes	—
TOTAL	49,603,684

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal by the two-thirds majority required and the results of the vote are as set forth below.

No. of Shares

For	31,845,230
Against	11,310,572
Abstain	6,447,882
Broker Non-Votes	—
TOTAL	49,603,684

29

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

10.	Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

30

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

11.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

12.	Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

31

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

14.	Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica Incorporated’s (“Comerica”) controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on December 14, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a

32

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

33

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder

34

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s primary and secondary benchmark indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three- and five-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmarks and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would

35

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average,

36

Munder Mid-Cap Core Growth Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

37

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter

OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer

INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009

TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110

LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNMCCG1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Real Estate
Equity Investment Fund
Class A, B, C, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
iv	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in real estate-related securities, and is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. Furthermore, real estate investments are subject to special risks related to property tax rates, property values and borrower defaults.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by type of real estate. A complete list of holdings as of December 31, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 REAL ESTATE ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Robert Crosby and Brian Matuszak

    The Fund generated a return of 19.55% for the six months ended December 31, 2006, relative to the 19.61% return for the FTSE NAREIT Equity REIT Index and the 18.64% median return for the Lipper universe of real estate funds.

ii

    The Fund generated strong absolute performance for the six-month period ended December 31, 2006, and lagged just slightly behind its FTSE NAREIT benchmark. The strong performance of REITs in the mortgage-commercial financing and mortgage-home financing segments of the Fund was offset by the weaker performance of holdings in the industrial/office-office and industrial/office-industrial REIT segments, and an overweight of the lodging/resorts segment.

    Strong performers among the mortgage-related REITs included KKR Financial Corp. (1.4% of the Fund), Alesco Financial Inc. (1.6% of the Fund), JER Investors Trust Inc. (2.0% of the Fund), NorthStar Realty Finance Corp. (2.1% of the Fund) and Newcastle Investment Corp. (2.1% of the Fund).

    The weak relative performance of the industrial/office-office REIT segment of the Fund was primarily due to an underweight in Equity Office Properties Trust, which was eliminated from the Fund in December, and an overweight in BioMed Realty Trust, Inc. (1.3% of the Fund). Equity Office Properties Trust owns, manages, leases, acquires and develops office properties in approximately 16 states and the District of Columbia. BioMed Realty Trust focuses on laboratory and office space for lease to life science tenants, including biotechnology and pharmaceutical companies and scientific research institutions.

    An overweight in First Potomac Realty Trust (0.3% of the Fund) held back returns in the industrial/office-industrial REIT segment of the Fund. First Potomac owns and manages industrial and flex office/industrial properties in the Washington, D.C. metro area, Maryland and Virginia.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The FTSE NAREIT Equity REIT Index is an unmanaged index that includes all tax-qualified equity REITs (firms with 75% or more of gross invested book assets in real property) with common shares traded on the New York Stock Exchange, the American Stock Exchange or the NASDAQ National Market List that meet certain minimum market capitalization, liquidity and free-float parameters as of the date of the annual index review. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of real estate funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iii

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

iv

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,193.70	$8.35	1.51%
Class B	$1,000.00	$1,189.50	$12.47	2.26%
Class C	$1,000.00	$1,189.50	$12.47	2.26%
Class K	$1,000.00	$1,194.20	$8.35	1.51%
Class Y	$1,000.00	$1,195.50	$6.97	1.26%

Hypothetical
Class A	$1,000.00	$1,017.59	$7.68	1.51%
Class B	$1,000.00	$1,013.81	$11.47	2.26%
Class C	$1,000.00	$1,013.81	$11.47	2.26%
Class K	$1,000.00	$1,017.59	$7.68	1.51%
Class Y	$1,000.00	$1,018.85	$6.41	1.26%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

v

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vi

Munder Real Estate Equity Investment Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 98.2%
Real Estate Investment Trusts — 98.2%
Diversified — 4.3%
16,500	Colonial Properties Trust	$773,520
23,275	Vornado Realty Trust	2,827,913

		3,601,433

Healthcare — 4.5%
15,750	Health Care REIT, Inc.	677,565
81,900	Medical Properties Trust, Inc.	1,253,070
43,975	Ventas, Inc.	1,861,022

		3,791,657

Hybrid — 3.5%
75,200	BRT Realty Trust	2,079,280
17,500	iStar Financial Inc.	836,850

		2,916,130

Industrial/Office — Industrial — 7.7%
9,200	AMB Property Corporation	539,212
199,800	DCT Industrial Trust, Inc.	2,357,640
7,450	First Potomac Realty Trust	216,870
56,350	ProLogis	3,424,389

		6,538,111

Industrial/ Office — Mixed — 0.7%
8,525	PS Business Parks, Inc.	602,803

Industrial/ Office — Office — 14.2%
14,250	Alexandria Real Estate Equities, Inc.	1,430,700
37,700	BioMed Realty Trust, Inc.	1,078,220
27,750	Boston Properties, Inc.	3,104,670
22,925	Columbia Equity Trust, Inc.	438,097
40,750	Corporate Office Properties Trust	2,056,652
49,375	Reckson Associates Realty Corp.	2,251,500
33,100	Republic Property Trust	381,974
9,300	SL Green Realty Corp.	1,234,854

		11,976,667

Lodging/ Resorts — 9.4%
147,125	Ashford Hospitality Trust, Inc.	1,831,706
40,650	Hersha Hospitality Trust	460,971
116,550	Host Hotels & Resorts, Inc.	2,861,303

See Notes to Financial Statements.

1

Munder Real Estate Equity Investment Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Real Estate Investment Trusts (Continued)
Lodging/ Resorts (Continued)
51,700	LaSalle Hotel Properties	$2,370,445
17,000	Sunstone Hotel Investors, Inc.	454,410

		7,978,835

Mortgage — Commercial Financing — 11.4%
27,300	Gramercy Capital Corp.	843,297
82,500	JER Investors Trust Inc.	1,705,275
56,525	Newcastle Investment Corp.	1,770,363
105,300	NorthStar Realty Finance Corp.	1,744,821
103,567	RAIT Financial Trust	3,570,990

		9,634,746

Mortgage — Home Financing — 2.9%
124,700	Alesco Financial Inc.	1,334,290
43,025	KKR Financial Corp.	1,152,640

		2,486,930

Residential — Apartments — 16.5%
21,950	Apartment Investment and Management Company, Class A	1,229,639
59,860	Archstone-Smith Trust	3,484,451
15,559	AvalonBay Communities, Inc.	2,023,448
27,150	Camden Property Trust	2,005,027
60,925	Equity Residential	3,091,944
5,550	Essex Property Trust, Inc.	717,337
24,700	Mid-America Apartment Communities, Inc.	1,413,828

		13,965,674

Retail — Regional Malls — 9.8%
9,125	CBL & Associates Properties, Inc.	395,569
64,400	Feldman Mall Properties, Inc.	805,000
41,195	General Growth Properties, Inc.	2,151,615
48,319	Simon Property Group, Inc.	4,894,231

		8,246,415

Retail — Shopping Centers — 7.8%
29,125	Developers Diversified Realty Corporation	1,833,419
18,675	Equity One, Inc.	497,875
54,474	Kimco Realty Corporation	2,448,606

See Notes to Financial Statements.

2

Shares		Value

Real Estate Investment Trusts (Continued)
Retail — Shopping Centers (Continued)
44,700	Kite Realty Group Trust	$832,314
12,275	Regency Centers Corporation	959,537

		6,571,751

Self Storage — 5.5%
30,600	Public Storage, Inc.	2,983,500
16,700	Sovran Self Storage, Inc.	956,576
34,800	U-Store-It Trust	715,140

		4,655,216

Total Real Estate Investment Trusts		82,966,368

TOTAL COMMON STOCKS
(Cost $44,437,072)		82,966,368

PREFERRED STOCK — 1.1%
(Cost $1,000,000)
Real Estate Investment & Development — 1.1%
20,000	LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008 (a),(b),(c),(d)	940,000

Principal
Amount

REPURCHASE AGREEMENT — 0.1%
(Cost $74,000)
$74,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $74,040 on 01/02/2007, collateralized by $80,000 FHLMC, 5.000% maturing 12/14/2018 (value $78,300)	74,000

TOTAL INVESTMENTS
(Cost $45,511,072)	99.4%	83,980,368
OTHER ASSETS AND LIABILITIES (Net)	0.6	543,436

NET ASSETS	100.0%	$84,523,804

(a)	Fair valued security as of December 31, 2006 (see Notes to Financial Statements, Note 2). At December 31, 2006, this security represents $940,000, 1.1% of net assets.

(b)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

See Notes to Financial Statements.

3

Munder Real Estate Equity Investment Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $940,000, 1.1% of net assets.

Security	Acquisition Date	Cost

LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008	07/29/03	$1,000,000

ABBREVIATION:

FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

4

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5

Munder Real Estate Equity Investment Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$83,906,368
Repurchase agreement	74,000

Total Investments	83,980,368
Cash	91
Interest receivable	30
Dividends receivable	720,125
Receivable for investment securities sold	70,520
Receivable for Fund shares sold	67,490
Prepaid expenses and other assets	38,116

Total Assets	84,876,740

LIABILITIES:
Payable for Fund shares redeemed	217,317
Trustees’ fees and expenses payable	44,916
Transfer agency/record keeping fees payable	19,220
Administration fees payable	12,225
Distribution and shareholder servicing fees payable — Class A, B and C Shares	8,398
Investment advisory fees payable	3,380
Custody fees payable	1,568
Shareholder servicing fees payable — Class K Shares	77
Accrued expenses and other payables	45,835

Total Liabilities	352,936

NET ASSETS	$84,523,804

Investments, at cost	$45,511,072

See Notes to Financial Statements.

6

NET ASSETS consist of:
Undistributed net investment income	$675,543
Undistributed net realized gain on investments sold	3,734,725
Net unrealized appreciation of investments	38,469,296
Paid-in capital	41,644,240

$84,523,804

NET ASSETS:
Class A Shares	$12,470,682

Class B Shares	$3,550,190

Class C Shares	$3,577,365

Class K Shares	$353,308

Class Y Shares	$64,572,259

SHARES OUTSTANDING:
Class A Shares	512,704

Class B Shares	146,460

Class C Shares	146,468

Class K Shares	14,561

Class Y Shares	2,652,560

CLASS A SHARES:
Net asset value and redemption price per share	$24.32

Maximum sales charge	5.50%
Maximum offering price per share	$25.74

CLASS B SHARES:
Net asset value and offering price per share*	$24.24

CLASS C SHARES:
Net asset value and offering price per share*	$24.42

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$24.26

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$24.34

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Real Estate Equity Investment Fund

Statement of Operations, For the Period ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$26,197
Dividends on securities of unaffiliated companies	2,218,293
Dividends on securities of affiliated company	3,017

Total Investment Income	2,247,507

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	14,670
Class B Shares	16,861
Class C Shares	16,288
Shareholder servicing fees:
Class K Shares	459
Investment advisory fees	312,686
Administration fees	68,683
Transfer agency/record keeping fees	44,390
Registration and filing fees	23,650
Legal and audit fees	23,018
Trustees’ fees and expenses	20,244
Custody fees	13,545
Other	27,791

Total Expenses	582,285

NET INVESTMENT INCOME	1,665,222

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from security transactions	7,398,252
Net change in unrealized appreciation/(depreciation) of securities	5,706,601

Net realized and unrealized gain on investments	13,104,853

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,770,075

See Notes to Financial Statements.

8

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment income	$1,665,222	$1,818,536
Net realized gain from security transactions	7,398,252	11,133,681
Net change in unrealized appreciation/(depreciation) of securities	5,706,601	258,840

Net increase in net assets resulting from operations	14,770,075	13,211,057
Dividends to shareholders from net investment income:
Class A Shares	(126,181)	(299,571)
Class B Shares	(24,277)	(103,965)
Class C Shares	(23,040)	(69,395)
Class K Shares	(3,890)	(8,181)
Class Y Shares	(784,245)	(2,352,648)
Distributions to shareholders from net realized gains:
Class A Shares	(1,635,942)	(784,700)
Class B Shares	(491,214)	(465,510)
Class C Shares	(445,372)	(248,771)
Class K Shares	(48,028)	(23,281)
Class Y Shares	(8,966,835)	(6,105,567)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	1,594,718	1,212,814
Class B Shares	416,404	(3,343,185)
Class C Shares	487,743	(165,769)
Class K Shares	(74,517)	127,356
Class Y Shares	2,026,417	(9,729,016)
Short-term trading fees	1,664	2,506

Net increase/(decrease) in net assets	6,673,480	(9,145,826)
NET ASSETS
Beginning of period	77,850,324	86,996,150

End of period	$84,523,804	$77,850,324

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$675,543	$(28,046)

See Notes to Financial Statements.

9

Munder Real Estate Equity Investment Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold*	$2,459,950	$4,441,596
Issued as reinvestment of dividends and distributions	1,377,123	798,284
Redeemed	(2,242,355)	(4,027,066)

Net increase	$1,594,718	$1,212,814

Class B Shares:
Sold	$1,505,616	$536,532
Issued as reinvestment of dividends and distributions	372,883	415,361
Redeemed*	(1,462,095)	(4,295,078)

Net increase/(decrease)	$416,404	$(3,343,185)

Class C Shares:
Sold	$628,672	$641,309
Issued as reinvestment of dividends and distributions	300,758	193,887
Redeemed	(441,687)	(1,000,965)

Net increase/(decrease)	$487,743	$(165,769)

Class K Shares:
Sold	$6,482	$244,030
Issued as reinvestment of dividends and distributions	36,090	1,619
Redeemed	(117,089)	(118,293)

Net increase/(decrease)	$(74,517)	$127,356

Class Y Shares:
Sold	$1,464,714	$8,064,150
Issued as reinvestment of dividends and distributions	9,447,294	2,178,343
Redeemed	(8,885,591)	(19,971,509)

Net increase/(decrease)	$2,026,417	$(9,729,016)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold*	100,594	195,085
Issued as reinvestment of dividends and distributions	58,295	36,836
Redeemed	(91,706)	(177,816)

Net increase	67,183	54,105

Class B Shares:
Sold	61,116	23,574
Issued as reinvestment of dividends and distributions	15,846	19,362
Redeemed*	(60,206)	(190,547)

Net increase/(decrease)	16,756	(147,611)

Class C Shares:
Sold	25,856	28,049
Issued as reinvestment of dividends and distributions	12,693	8,956
Redeemed	(17,900)	(43,928)

Net increase/(decrease)	20,649	(6,923)

Class K Shares:
Sold	272	10,546
Issued as reinvestment of dividends and distributions	1,531	70
Redeemed	(4,865)	(5,157)

Net increase/(decrease)	(3,062)	5,459

Class Y Shares:
Sold	59,855	369,598
Issued as reinvestment of dividends and distributions	399,707	97,441
Redeemed	(362,580)	(887,195)

Net increase/(decrease)	96,982	(420,156)

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

11

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/06		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$23.76		$22.94	$18.17	$14.96	$14.65	$13.22

Income from investment operations:
Net investment income	0.47		0.42	0.65	0.60	0.58	0.58
Net realized and unrealized gain on investments	3.88		3.10	4.82	3.26	0.39	1.52

Total from investment operations	4.35		3.52	5.47	3.86	0.97	2.10

Less distributions:
Dividends from net investment income	(0.27)		(0.71)	(0.70)	(0.65)	(0.66)	(0.50)
Distributions from net realized gains	(3.52)		(1.99)	—	—	—	—
Distributions from capital	—		—	—	—	—	(0.17)

Total distributions	(3.79)		(2.70)	(0.70)	(0.65)	(0.66)	(0.67)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$24.32		$23.76	$22.94	$18.17	$14.96	$14.65

Total return(b)	19.37%		17.02%	30.69%	26.11%	7.22%	16.52%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$12,471		$10,587	$8,978	$4,824	$3,599	$3,441
Ratio of operating expenses to average net assets	1.51	%(e)	1.48%	1.47%	1.48%	1.51%	1.20%
Ratio of net investment income to average net assets	3.88	%(e)	1.86%	3.13%	3.45%	4.32%	4.33%
Portfolio turnover rate	20%		26%	34%	22%	19%	39%
Ratio of operating expenses to average net assets without expense waivers	1.51	%(e)	1.48%	1.47%	1.48%	1.51%	1.21%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on September 30, 1994 and October 3, 1994, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period
Ended		Year	Year	Year	Year	Year
12/31/06		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$23.70		$22.89	$18.13	$14.92	$14.62	$13.19

0.31		0.27	0.52	0.47	0.48	0.48
3.93		3.07	4.79	3.26	0.38	1.52

4.24		3.34	5.31	3.73	0.86	2.00

(0.18)		(0.54)	(0.55)	(0.52)	(0.56)	(0.40)
(3.52)		(1.99)	—	—	—	—
—		—	—	—	—	(0.17)

(3.70)		(2.53)	(0.55)	(0.52)	(0.56)	(0.57)

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

$24.24		$23.70	$22.89	$18.13	$14.92	$14.62

18.95%		16.19%	29.62%	25.24%	6.36%	15.69%

$3,550		$3,073	$6,348	$6,848	$5,790	$4,569
2.26	%(e)	2.23%	2.22%	2.23%	2.26%	1.95%
3.17	%(e)	1.21%	2.51%	2.72%	3.57%	3.58%
20%		26%	34%	22%	19%	39%
2.26	%(e)	2.23%	2.22%	2.23%	2.26%	1.96%

See Notes to Financial Statements.

13

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/06		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$23.85		$23.02	$18.23	$15.01	$14.70	$13.26

Income from investment operations:
Net investment income	0.34		0.26	0.51	0.45	0.48	0.48
Net realized and unrealized gain on investments	3.93		3.10	4.83	3.29	0.39	1.53

Total from investment operations	4.27		3.36	5.34	3.74	0.87	2.01

Less distributions:
Dividends from net investment income	(0.18)		(0.54)	(0.55)	(0.52)	(0.56)	(0.40)
Distributions from net realized gains	(3.52)		(1.99)	—	—	—	—
Distributions from capital	—		—	—	—	—	(0.17)

Total distributions	(3.70)		(2.53)	(0.55)	(0.52)	(0.56)	(0.57)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$24.42		$23.85	$23.02	$18.23	$15.01	$14.70

Total return(b)	18.95%		16.08%	29.73%	25.16%	6.40%	15.68%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$3,577		$3,001	$3,056	$2,781	$1,211	$1,252
Ratio of operating expenses to average net assets	2.26	%(e)	2.23%	2.22%	2.23%	2.26%	1.95%
Ratio of net investment income to average net assets	3.15	%(e)	1.14%	2.46%	2.58%	3.57%	3.58%
Portfolio turnover rate	20%		26%	34%	22%	19%	39%
Ratio of operating expenses to average net assets without expense waivers	2.26	%(e)	2.23%	2.22%	2.23%	2.26%	1.96%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 5, 1996 and October 3, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares

Period
Ended		Year	Year	Year	Year	Year
12/31/06		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$23.71		$22.91	$18.14	$14.93	$14.63	$13.20

0.49		0.41	0.64	0.61	0.58	0.58
3.85		3.09	4.83	3.25	0.38	1.52

4.34		3.50	5.47	3.86	0.96	2.10

(0.27)		(0.71)	(0.70)	(0.65)	(0.66)	(0.50)
(3.52)		(1.99)	—	—	—	—
—		—	—	—	—	(0.17)

(3.79)		(2.70)	(0.70)	(0.65)	(0.66)	(0.67)

0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

$24.26		$23.71	$22.91	$18.14	$14.93	$14.63

19.42%		16.96%	30.69%	26.16%	7.16%	16.55%

$353		$418	$279	$1,255	$3,166	$2,331
1.51	%(e)	1.48%	1.47%	1.48%	1.51%	1.20%
3.71	%(e)	1.81%	3.18%	3.64%	4.32%	4.33%
20%		26%	34%	22%	19%	39%
1.51	%(e)	1.48%	1.47%	1.48%	1.51%	1.21%

See Notes to Financial Statements.

15

Munder Real Estate Equity Investment Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period
	Ended		Year	Year	Year	Year	Year
	12/31/06		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$23.78		$22.96	$18.18	$14.97	$14.66	$13.23

Income from investment operations:
Net investment income	0.51		0.50	0.71	0.63	0.62	0.61
Net realized and unrealized gain on investments	3.87		3.07	4.83	3.27	0.38	1.52

Total from investment operations	4.38		3.57	5.54	3.90	1.00	2.13

Less distributions:
Dividends from net investment income	(0.30)		(0.76)	(0.76)	(0.69)	(0.69)	(0.53)
Distributions from net realized gains	(3.52)		(1.99)	—	—	—	—
Distributions from capital	—		—	—	—	—	(0.17)

Total distributions	(3.82)		(2.75)	(0.76)	(0.69)	(0.69)	(0.70)

Short-term trading fees	0.00	(d)	0.00 (d)	0.00 (d)	—	—	—

Net asset value, end of period	$24.34		$23.78	$22.96	$18.18	$14.97	$14.66

Total return(b)	19.55%		17.25%	31.06%	26.40%	7.48%	16.80%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$64,572		$60,771	$68,335	$56,612	$43,871	$49,066
Ratio of operating expenses to average net assets	1.26	%(e)	1.23%	1.22%	1.23%	1.26%	0.95%
Ratio of net investment income to average net assets	4.03	%(e)	2.19%	3.46%	3.67%	4.57%	4.58%
Portfolio turnover rate	20%		26%	34%	22%	19%	39%
Ratio of operating expenses to average net assets without expense waivers	1.26	%(e)	1.23%	1.22%	1.23%	1.26%	0.96%

(a)	Class Y Shares of the Fund commenced operations on October 3, 1994.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

16

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Real Estate Equity Investment Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

17

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/ or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applies to redemptions made within 60 days of

18

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.74% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

19

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $68,683 before payment of sub-administration fees and $43,945 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1626% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $113 in advisory fees before waivers and expense reimbursements ($4 after waivers and reimbursements) and $47 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $2,900 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to

20

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class K
Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $28 to Comerica Securities and $457 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

21

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $16,633,251 and $23,643,728, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $38,662,313, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $193,017 and net appreciation for financial reporting purposes was $38,469,296. At December 31, 2006, aggregate cost for financial reporting purposes was $45,511,072.

6. Investment Concentration

    The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, most of which are REITs. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting that industry could have a major effect on the value of the Fund’s investments. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. For the period ended December 31, 2006, total commitment fees for the Fund were $438.

22

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2006 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2006	$1,826,839	$8,634,750	$10,461,589

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Long-Term	Unrealized
Gain	Appreciation	Total

$8,047,762	$32,638,797	$40,686,559

    The differences between book and tax distributable earnings are primarily due to wash sales and deferred trustees’ fees.

10. Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

23

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	2,736,729
Against	15,085
Abstain	22,963
Broker Non-Votes	—
TOTAL	2,774,777

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal and the results of the vote are as set forth below.

No. of Shares

For	353,705
Against	2,397,603
Abstain	23,469
Broker Non-Votes	—
TOTAL	2,774,777

11. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may

24

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

12. Reclassification

    Certain distributions from the prior year have been reclassified to conform with current year financial statement presentation.

13. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of

25

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

14. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

16. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval.

26

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on October 26, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

27

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes

28

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and

29

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmark and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the

30

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board

31

Munder Real Estate Equity Investment Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

32

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33

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNREIT1206

SEMI-ANNUAL REPORT
December 31, 2006
The Munder S&P ®
Index Funds
Class K and Y Shares

Munder S&P® MidCap Index Equity Fund Munder S&P® SmallCap Index Equity Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    According to the terms of the transaction, Comerica retained full ownership of World Asset Management, which was formerly the quantitative and index-oriented division of Munder Capital. Shareholders of each of the Munder Index 500 Fund, Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund approved a new sub-advisory agreement between Munder Capital and World Asset pursuant to which World Asset will continue to manage these Funds subject to our oversight.

    With the transaction completed, our management and employees now own a significant minority interest in Munder Capital. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
v	Shareholder Fee Example
Portfolio of Investments:
1	Munder S&P® MidCap Index Equity Fund
17	Munder S&P® SmallCap Index Equity Fund
40	Statements of Assets and Liabilities
42	Statements of Operations
44	Statements of Changes in Net Assets
46	Statements of Changes in Net Assets — Capital Stock Activity
48	Financial Highlights
53	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about each investment company can be found in each Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    Both the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Because each Fund’s goal is to invest in securities included in an index without regard to market trends, it may be particularly susceptible to a general decline in the market represented by that index.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie charts illustrate the allocation of each Fund’s investments by sector. Complete lists of holdings as of December 31, 2006, which are further broken down by industry, are contained in each Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available holdings data by calling (800) 438-5789.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

ii

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the applicable Fund for the six months ended December 31, 2006. Performance of Class K Shares will differ. The returns for each Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

MUNDER S&P® MIDCAP INDEX EQUITY FUND

Portfolio Management Team: Lei (Michael) Liao, Kenneth Schluchter and Kevin Yousif

    The S&P® MidCap Index Equity Fund posted a 5.64% return for the six months ended December 31, 2006, compared to the 5.83% return for the S&P MidCap 400® Index.

    The Fund’s goal is to track closely the total return of the S&P MidCap 400® Index. The weight of each of the 400 stocks held in the Fund is monitored closely relative to its weight in the S&P MidCap 400® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the six months ended December 31, 2006 was in line with that of its S&P MidCap 400® benchmark. One key reason for the difference in returns is that expenses are deducted from the Fund before its return is calculated.

    Eight of the ten sectors of the S&P MidCap 400® Index generated a positive return for the six-month period ended December 31, 2006. The greatest strength came from the telecommunication services sector, with double-digit returns for the two holdings in this sector. The two sectors to post negative returns were industrials and energy.

    Based on both returns and relative weight, the financials sector had the largest positive impact on the performance of both the Index and Fund for the six months ended December 31, 2006, followed by the consumer discretionary, information

iii

technology and utilities sectors. Each of these sectors added more than one percentage point to returns.

MUNDER S&P® SMALLCAP INDEX EQUITY FUND

Portfolio Management Team: Lei (Michael) Liao, Kenneth Schluchter and Kevin Yousif

    The S&P® SmallCap Index Equity Fund posted a return of 6.70% for the six months ended December 31, 2006, compared to the 6.89% return for the S&P SmallCap 600® Index.

    The Fund’s goal is to track closely the total return of the S&P SmallCap 600® Index. The weight of each of the 600 stocks held in the Fund is monitored closely relative to its weight in the S&P SmallCap 600® universe of stocks. Cash inflows are invested promptly to reduce their impact on the Fund’s total return. As a result, the Fund’s return for the six months ended December 31, 2006 was in line with that of its S&P SmallCap 600® benchmark. One key reason for the difference in returns is that expenses are deducted from the Fund before its return is calculated.

    Nine of the ten sectors of the S&P SmallCap 600® Index had a positive return for the six-month period ended December 31, 2006. Energy was the only sector with negative performance, posting a -3.74% return, due to weakness in the sector’s oil, gas & consumable fuels segment. The greatest strength came from the telecommunication services sector, based on the performance of two of the Index’s three holdings in that sector: Commonwealth Telephone Enterprises, Inc. (0.2% of the Index and 0.1% of the Fund) and General Communication, Inc. (0.1% of the Index and the Fund).

    Based on both returns and relative weight, the largest positive contribution to the performance of the Index and the Fund came from the information technology sector, followed by the financials and consumer discretionary sectors. Each of these sectors contributed over one percentage point to returns for the six-month period.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard & Poor’s MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The Standard & Poor’s SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market.

You cannot invest directly in an index, securities in the Fund may not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

iv

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The sections of the tables below entitled “Actual” provide information about actual account values and actual expenses for each class of each Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the Fund and class you own. If your account is an IRA, your expenses may also have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The sections of the tables below entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of either Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

v

    Please note that the expenses shown in the tables for the Funds and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

Munder S&P® MidCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class K	$1,000.00	$1,055.50	$4.35	0.84%
Class Y	$1,000.00	$1,056.40	$3.06	0.59%

Hypothetical
Class K	$1,000.00	$1,020.97	$4.28	0.84%
Class Y	$1,000.00	$1,022.23	$3.01	0.59%

Munder S&P® SmallCap Index Equity Fund

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class K	$1,000.00	$1,065.60	$4.11	0.79%
Class Y	$1,000.00	$1,067.00	$2.81	0.54%

Hypothetical
Class K	$1,000.00	$1,021.22	$4.02	0.79%
Class Y	$1,000.00	$1,022.48	$2.75	0.54%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vi

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 97.1%
Consumer Discretionary — 14.9%
Auto Components — 0.9%
5,166	ArvinMeritor, Inc. (a)	$94,176
839	Bandag, Inc. (a)	42,311
4,200	BorgWarner, Inc.	247,884
10,256	Gentex Corporation (a)	159,584
4,930	Lear Corporation (a)	145,583
2,412	Modine Manufacturing Company	60,372

		749,910

Automobiles — 0.1%
2,614	Thor Industries, Inc. (a)	114,990

Diversified Consumer Services — 1.3%
6,932	Career Education Corporation †	171,775
6,306	Corinthian Colleges, Inc. †	85,951
4,350	DeVry, Inc.	121,800
2,310	ITT Educational Services, Inc. †	153,315
3,762	Laureate Education, Inc. †,(a)	182,946
3,320	Regis Corporation (a)	131,273
4,054	Sotheby’s (a)	125,755
1,048	Strayer Education, Inc. (a)	111,140

		1,083,955

Hotels Restaurants & Leisure — 1.8%
5,448	Applebee’s International, Inc. (a)	134,402
2,667	Bob Evans Farms, Inc.	91,265
3,097	Boyd Gaming Corporation	140,325
8,795	Brinker International, Inc.	265,257
2,263	CBRL Group, Inc.	101,292
5,571	Cheesecake Factory, Incorporated (The) †,(a)	137,047
2,618	International Speedway Corporation, Class A	133,623
5,449	OSI Restaurant Partners, Inc.	213,601
4,321	Ruby Tuesday, Inc.	118,568
4,879	Scientific Games Corporation †,(a)	147,492

		1,482,872

Household Durables — 1.7%
4,186	American Greetings Corporation, Class A (a)	99,920
2,869	Beazer Homes USA, Inc. (a)	134,872
1,835	Blyth, Inc. (a)	38,076
3,537	Furniture Brands International, Inc. (a)	57,405
2,668	Hovnanian Enterprises, Inc., Class A †,(a)	90,445

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Household Durables (Continued)
2,534	M.D.C. Holdings, Inc. (a)	$144,565
3,830	Mohawk Industries, Inc. †,(a),(b)	286,714
3,050	Ryland Group, Inc. (The) (a)	166,591
9,011	Toll Brothers, Inc. †,(a)	290,425
4,443	Tupperware Corporation	100,456

		1,409,469

Internet & Catalog Retail — 0.1%
4,399	Coldwater Creek Inc. †,(a)	107,863

Leisure Equipment & Products — 0.1%
4,600	Callaway Golf Company	66,286

Media — 1.5%
6,429	Belo Corp., Class A	118,101
2,677	Catalina Marketing Corporation	73,617
2,037	Entercom Communications Corporation	57,403
3,643	Harte-Hanks, Inc.	100,948
3,200	John Wiley & Sons, Inc.	123,104
3,359	Lee Enterprises Incorporated	104,331
1,761	Media General, Inc., Class A (a)	65,456
7,055	Readers Digest Association, Inc. (The)	117,818
1,869	Scholastic Corporation †	66,985
3,499	Valassis Communications, Inc. †	50,735
406	Washington Post Company (The), Class B (b)	302,714
5,133	Westwood One, Inc. (a)	36,239

		1,217,451

Multiline Retail — 0.5%
3,412	99¢ Only Stores †,(a)	41,524
7,465	Dollar Tree Stores, Inc. †	224,696
10,028	Saks, Inc. (a)	178,699

		444,919

Specialty Retail — 6.1%
6,318	Abercrombie & Fitch Co., Class A (a)	439,922
7,536	Advance Auto Parts, Inc.	267,980
3,867	Aeropostale, Inc. †	119,374
14,367	American Eagle Outfitters, Inc. (b)	448,394
5,142	AnnTaylor Stores Corporation †	168,863
3,746	Barnes & Noble, Inc.	148,754

See Notes to Financial Statements.

Shares		Value

Consumer Discretionary (Continued)
Specialty Retail (Continued)
4,253	Borders Group, Inc. (a)	$95,055
7,649	CarMax, Inc. †	410,216
8,977	Charming Shoppes, Inc. †,(a)	121,459
12,584	Chico’s FAS, Inc. †,(a),(b)	260,363
6,663	Claire’s Stores, Inc. (a)	220,812
2,700	Dick’s Sporting Goods, Inc. †,(a)	132,273
11,144	Foot Locker, Inc.	244,388
5,503	GameStop Corporation, Class A†,(a)	303,270
8,137	O’Reilly Automotive, Inc. †,(a)	260,872
5,075	Pacific Sunwear of California, Inc. †,(a)	99,368
4,811	Payless Shoesource, Inc. †	157,897
9,717	PetSmart, Inc.	280,433
5,107	Rent-A-Center, Inc. †	150,708
10,006	Ross Stores, Inc.	293,176
8,018	Urban Outfitters, Inc. †,(a)	184,654
8,030	Williams-Sonoma, Inc. (a)	252,463

		5,060,694

Textiles, Apparel & Luxury Goods — 0.8%
6,956	Hanesbrands, Inc. †	164,301
4,392	Polo Ralph Lauren Corporation	341,082
3,750	Timberland Company (The), Class A †	118,425

		623,808

Total Consumer Discretionary		12,362,217

Consumer Staples — 2.3%
Beverages — 0.3%
4,400	Hansen Natural Corporation †,(a)	148,192
4,431	PepsiAmericas, Inc.	92,962

		241,154

Food & Staples Retailing — 0.3%
4,751	BJ’s Wholesale Club, Inc. †,(a)	147,804
2,607	Ruddick Corporation	72,344

		220,148

Food Products — 0.9%
5,354	Hormel Foods Corporation	199,919
4,066	J.M. Smucker Company (The)	197,079
1,723	Lancaster Colony Corporation (a)	76,346

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Staples (Continued)
Food Products (Continued)
7,252	Smithfield Foods, Inc. †,(a)	$186,086
1,978	Tootsie Roll Industries, Inc. (a)	64,681

		724,111

Household Products — 0.6%
4,751	Church & Dwight Co., Inc.	202,630
4,073	Energizer Holdings, Inc. †	289,142

		491,772

Personal Products — 0.1%
5,800	Alberto-Culver Company	124,410

Tobacco — 0.1%
1,885	Universal Corporation	92,384

Total Consumer Staples		1,893,979

Energy — 7.2%
Energy Equipment & Services — 3.3%
7,960	Cameron International Corporation †	422,278
10,873	ENSCO International Incorporated	544,302
4,871	FMC Technologies, Inc. †	300,200
9,168	Grant Prideco, Inc. †,(b)	364,611
7,553	Hanover Compressor Company †,(a)	142,676
7,701	Helmerich & Payne, Inc.	188,444
11,377	Patterson-UTI Energy, Inc.	264,288
11,747	Pride International, Inc. †	352,528
4,115	Tidewater, Inc.	199,001

		2,778,328

Oil, Gas & Consumable Fuels — 3.9%
10,167	Arch Coal, Inc. (a)	305,315
8,731	Denbury Resources Inc. †	242,634
4,004	Forest Oil Corporation †	130,851
9,235	Newfield Exploration Company †	424,348
12,445	Noble Energy, Inc. (b)	610,676
2,170	Overseas Shipholding Group, Inc. (a)	122,171
8,779	Pioneer Natural Resources Company (b)	348,439
5,491	Plains Exploration & Production Company †	260,987
4,248	Pogo Producing Company (a)	205,773

See Notes to Financial Statements.

Shares		Value

Energy (Continued)
Oil, Gas & Consumable Fuels (Continued)
4,030	Quicksilver Resources, Inc. †,(a)	$147,458
12,048	Southwestern Energy Company †,(b)	422,282

		3,220,934

Total Energy		5,999,262

Financials — 17.9%
Capital Markets — 2.4%
5,443	A.G. Edwards, Inc.	344,488
9,096	Eaton Vance Corporation	300,259
4,836	Investors Financial Services Corp. (a)	206,352
7,392	Jefferies Group, Inc.	198,253
5,637	Nuveen Investments, Inc.	292,448
6,629	Raymond James Financial, Inc.	200,925
4,615	SEI Investments Company	274,869
6,203	Waddell & Reed Financial, Inc., Class A	169,714

		1,987,308

Commercial Banks — 3.2%
9,330	Associated Banc Corporation (a)	325,430
3,558	Bank of Hawaii Corporation	191,954
3,772	Cathay General Bancorp (a)	130,172
2,862	City National Corporation	203,774
10,951	Colonial BancGroup, Inc.	281,879
4,346	Cullen/ Frost Bankers, Inc.	242,594
5,861	FirstMerit Corporation (a)	141,485
3,730	Greater Bay Bancorp	98,211
8,985	Mercantile Bankshares Corporation	420,408
2,528	SVB Financial Group †,(a)	117,855
8,062	TCF Financial Corporation (a)	221,060
2,283	Westamerica Bancorporation (a)	115,588
4,899	Wilmington Trust Corporation	206,591

		2,697,001

Consumer Finance — 0.3%
8,461	AmeriCredit Corp. †,(a)	212,963

Diversified Financial Services — 0.4%
11,617	Leucadia National Corporation (a)	327,600

Insurance — 4.7%
5,092	American Financial Group, Inc.	182,854
7,116	Arthur J. Gallagher & Company (a)	210,278

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Insurance (Continued)
8,373	Brown & Brown, Inc.	$236,202
4,654	Everest Re Group, Ltd. (b)	456,604
15,779	Fidelity National Financial, Inc., Class A	376,802
6,920	First American Corporation (a)	281,506
3,730	Hanover Insurance Group, Inc. (The)	182,024
7,962	HCC Insurance Holdings, Inc.	255,500
3,148	Horace Mann Educators Corporation	63,590
2,601	Mercury General Corporation	137,151
4,497	Ohio Casualty Corporation	134,055
16,503	Old Republic International Corporation	384,190
5,007	Protective Life Corporation	237,832
3,832	StanCorp Financial Group, Inc.	172,632
2,884	Unitrin, Inc.	144,517
12,074	W. R. Berkley Corporation	416,674

		3,872,411

Real Estate Investment Trusts (REITs) — 4.7%
6,470	AMB Property Corporation	379,207
7,797	Developers Diversified Realty Corporation (a),(b)	490,821
4,012	Highwoods Properties, Inc.	163,529
6,227	Hospitality Properties Trust	295,969
6,474	Liberty Property Trust (a)	318,132
4,813	Longview Fibre Company	105,645
5,141	Macerich Company (The)	445,057
4,567	Mack-Cali Realty Corporation	232,917
7,395	New Plan Excel Realty Trust	203,215
2,834	Potlatch Corporation (a)	124,186
5,605	Rayonier, Inc.	230,085
4,934	Regency Centers Corporation	385,691
9,644	United Dominion Realty Trust, Inc. (a)	306,583
5,393	Weingarten Realty Investors	248,671

		3,929,708

Thrifts & Mortgage Finance — 2.2%
6,103	Astoria Financial Corporation (a)	184,067
8,091	First Niagara Financial Group, Inc. (a)	120,232
5,026	IndyMac Bancorp, Inc. (a)	226,974
18,597	New York Community Bancorp, Inc. (a)	299,412
6,332	PMI Group, Inc. (The) (a)	298,680
5,770	Radian Group, Inc.	311,061

See Notes to Financial Statements.

Shares		Value

Financials (Continued)
Thrifts & Mortgage Finance (Continued)
6,388	Washington Federal, Inc.	$150,310
4,107	Webster Financial Corporation	200,093

		1,790,829

Total Financials		14,817,820

Health Care — 10.5%
Biotechnology — 1.3%
4,365	Cephalon, Inc. †,(a)	307,340
2,353	Martek Biosciences Corporation †,(a)	54,919
21,907	Millennium Pharmaceuticals, Inc. †,(a)	238,786
8,408	PDL BioPharma, Inc. †,(a)	169,337
8,992	Vertex Pharmaceuticals Incorporated †,(a)	336,481

		1,106,863

Health Care Equipment & Supplies — 3.3%
4,343	Advanced Medical Optics, Inc. †,(a)	152,873
4,540	Beckman Coulter, Inc. (a)	271,492
8,237	Cytyc Corporation †	233,107
10,872	Dentsply International, Inc.	324,529
4,145	Edwards Lifesciences Corporation †,(a)	194,981
3,792	Gen-Probe Incorporated †	198,587
4,399	Hillenbrand Industries, Inc.	250,435
2,693	Intuitive Surgical, Inc. †,(a)	258,259
5,444	ResMed Inc. †,(a)	267,954
4,746	STERIS Corporation	119,457
9,242	Varian Medical Systems, Inc. †,(b)	439,642

		2,711,316

Health Care Providers & Services — 3.1%
3,106	Apria Healthcare Group, Inc. †,(a)	82,775
6,921	Community Health Systems, Inc. †,(a)	252,755
8,346	Health Net, Inc., Class A†	406,116
6,342	Henry Schein, Inc. †	310,631
4,194	LifePoint Hospitals, Inc. †	141,338
6,629	Lincare Holdings, Inc. †	264,099
8,694	Omnicare, Inc. (a)	335,849
3,889	Psychiatric Solutions, Inc. †	145,915
6,302	Triad Hospitals, Inc. †	263,613

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services (Continued)
3,885	Universal Health Services, Inc., Class B	$215,346
6,095	VCA Antech, Inc. †	196,198

		2,614,635

Life Sciences Tools & Services — 1.7%
4,954	Affymetrix, Inc. †,(a)	114,239
4,790	Charles River Laboratories International, Inc. †	207,168
4,581	Covance, Inc. †	269,867
3,523	Invitrogen Corporation †,(a)	199,367
7,536	Pharmaceutical Product Development, Inc.	242,810
2,883	Techne Corporation †,(a)	159,862
2,266	Varian, Inc. †	101,494
2,400	Ventana Medical Systems, Inc. †,(a)	103,272

		1,398,079

Pharmaceuticals — 1.1%
4,006	Medicis Pharmaceutical Corporation, Class A (a)	140,731
2,616	Par Pharmaceutical Companies, Inc. †,(a)	58,520
5,564	Perrigo Company (a)	96,257
7,844	Sepracor, Inc. †,(a),(b)	483,033
6,807	Valeant Pharmaceuticals International (a)	117,353

		895,894

Total Health Care		8,726,787

Industrials — 15.4%
Aerospace & Defense — 1.3%
2,412	Alliant Techsystems, Inc. †,(a)	188,594
2,940	DRS Technologies, Inc.	154,879
9,717	Precision Castparts Corporation (b)	760,647

		1,104,120

Air Freight & Logistics — 1.4%
12,470	C.H. Robinson Worldwide, Inc. (b)	509,898
15,263	Expeditors International of Washington, Inc. (b)	618,152

		1,128,050

See Notes to Financial Statements.

Shares		Value

Industrials (Continued)
Airlines — 0.5%
6,652	AirTran Holdings, Inc. †,(a)	$78,094
2,919	Alaska Air Group, Inc. †	115,301
12,846	JetBlue Airways Corporation †,(a)	182,413

		375,808

Commercial Services & Supplies — 3.9%
6,581	ADESA, Inc.	182,623
1,765	Banta Corporation	64,246
3,464	Brink’s Company (The) (a)	221,419
5,711	ChoicePoint, Inc. †	224,899
5,161	Copart, Inc. †	154,830
2,795	Corporate Executive Board Company (The)	245,121
3,764	Deluxe Corporation (a)	94,853
4,397	Dun & Bradstreet Corporation (The) †	364,028
4,649	Herman Miller, Inc.	169,038
3,481	HNI Corporation (a)	154,591
1,552	Kelly Services, Inc., Class A	44,915
3,200	Korn/ Ferry International †	73,472
6,082	Manpower, Inc.	455,724
2,210	Mine Safety Appliances Company (a)	80,996
3,880	Navigant Consulting, Inc. †,(a)	76,669
8,128	Republic Services, Inc.	330,566
2,186	Rollins, Inc. (a)	48,332
3,228	Stericycle, Inc. †	243,714

		3,230,036

Construction & Engineering — 0.8%
2,480	Granite Construction, Inc. (a)	124,793
4,229	Jacobs Engineering Group, Inc. †	344,833
8,676	Quanta Services, Inc. †,(a)	170,657

		640,283

Electrical Equipment — 1.1%
7,580	AMETEK, Inc.	241,347
4,313	Hubbell Incorporated, Class B	194,991
6,243	Roper Industries, Inc. (a)	313,649
3,808	Thomas & Betts Corporation †	180,042

		930,029

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Industrial Conglomerates — 0.5%
2,255	Carlisle Companies Incorporated	$177,018
502	Sequa Corporation, Class A †,(a)	57,760
2,793	Teleflex, Inc.	180,316

		415,094

Machinery — 3.9%
6,663	AGCO Corporation †,(a)	206,153
3,761	Crane Company	137,803
5,027	Donaldson Company, Inc. (a)	174,487
3,519	Federal Signal Corporation	56,445
4,137	Flowserve Corporation †	208,794
4,814	Graco, Inc.	190,731
3,008	Harsco Corporation	228,909
8,497	Joy Global, Inc. (b)	410,745
2,832	Kennametal, Inc.	166,663
3,117	Lincoln Electric Holdings, Inc. (a)	188,329
2,464	Nordson Corporation	122,781
5,282	Oshkosh Truck Corporation	255,755
7,143	Pentair, Inc. (a)	224,290
4,108	SPX Corporation	251,245
6,881	Timken Company	200,788
5,832	Trinity Industries, Inc. (a)	205,286

		3,229,204

Marine — 0.2%
3,152	Alexander & Baldwin, Inc. (a)	139,760

Road & Rail — 0.9%
7,339	Avis Budget Group, Inc.	159,183
3,369	Con-way, Inc. (a)	148,371
7,438	J.B. Hunt Transport Services, Inc.	154,487
3,946	Swift Transportation Company, Inc. †	103,661
3,733	Werner Enterprises, Inc. (a)	65,253
4,210	YRC Worldwide, Inc. †,(a)	158,843

		789,798

Trading Companies & Distributors — 0.9%
8,971	Fastenal Company (a)	321,880
3,749	GATX Corporation (a)	162,444

See Notes to Financial Statements.

Shares		Value

Industrials (Continued)
Trading Companies & Distributors (Continued)
4,006	MSC Industrial Direct Co., Inc., Class A (a)	$156,835
4,838	United Rentals, Inc. †,(a)	123,030

		764,189

Total Industrials		12,746,371

Information Technology — 14.9%
Communications Equipment — 2.1%
28,853	3Com Corporation †	118,586
4,740	ADTRAN, Inc. (a)	107,598
11,700	Andrew Corporation †	119,691
3,744	Avocent Corporation †	126,734
4,319	CommScope, Inc. †,(a)	131,643
2,973	Dycom Industries, Inc. †,(a)	62,790
2,968	F5 Networks, Inc. †	220,255
9,603	Harris Corporation	440,394
3,471	Plantronics, Inc. (a)	73,585
6,456	Polycom, Inc. †	199,555
9,534	Powerwave Technologies, Inc. †,(a)	61,494
7,785	UTStarcom, Inc. †,(a)	68,119

		1,730,444

Computers & Peripherals — 1.0%
4,689	Diebold, Inc.	218,507
2,546	Imation Corporation	118,211
11,659	McDATA Corporation, Class A †	64,708
7,576	Palm, Inc. †,(a)	106,746
15,874	Western Digital Corporation †	324,782

		832,954

Electronic Equipment & Instruments — 2.5%
6,255	Amphenol Corporation, Class A	388,310
8,752	Arrow Electronics, Inc. †	276,125
9,139	Avnet, Inc. †	233,319
4,392	CDW Corporation	308,845
10,139	Ingram Micro Inc., Class A †	206,937
6,369	KEMET Corporation †,(a)	46,494
4,146	National Instruments Corporation	112,937
2,986	Newport Corporation †	62,557
3,382	Plexus Corporation †	80,762

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Electronic Equipment & Instruments (Continued)
4,024	Tech Data Corporation †	$152,389
13,503	Vishay Intertechnology, Inc. †	182,831

		2,051,506

Information Technology Services — 2.3%
4,957	Acxiom Corporation	127,147
4,738	Alliance Data Systems Corporation †	295,983
8,815	BISYS Group, Inc. (The) †	113,802
9,961	Ceridian Corporation †,(a)	278,709
6,337	CheckFree Corporation †	254,494
3,513	CSG Systems International, Inc. †	93,902
3,977	DST Systems, Inc. †,(a)	249,080
4,175	Gartner, Inc., Class A †,(a)	82,623
6,018	MoneyGram International, Inc.	188,724
7,582	MPS Group, Inc. †	107,513
2,992	SRA International, Inc., Class A †	80,006

		1,871,983

Internet Software & Services — 0.2%
7,200	ValueClick, Inc. †,(a)	170,136

Office Electronics — 0.2%
5,184	Zebra Technologies Corporation, Class A †,(a)	180,351

Semiconductors & Semiconductor Equipment — 3.9%
31,361	Atmel Corporation †	189,734
5,654	Cree, Inc. †,(a)	97,927
10,332	Cypress Semiconductor Corporation †,(a)	174,301
8,969	Fairchild Semiconductor International, Inc. †	150,769
14,224	Integrated Device Technology, Inc. †	220,188
5,237	International Rectifier Corporation †	201,782
9,886	Intersil Corporation, Class A	236,473
10,202	Lam Research Corporation †,(b)	516,425
8,369	Lattice Semiconductor Corporation †,(a)	54,231
11,938	MEMC Electronic Materials, Inc. †	467,253
4,335	Micrel Incorporated †,(a)	46,731
15,451	Microchip Technology, Incorporated (b)	505,248
14,026	RF Micro Devices, Inc. †,(a)	95,237
5,332	Semtech Corporation †	69,689

See Notes to Financial Statements.

Shares		Value

Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
3,910	Silicon Laboratories, Inc. †,(a)	$135,481
10,182	TriQuint Semiconductor, Inc. †,(a)	45,819

		3,207,288

Software — 2.7%
17,867	Activision, Inc. †,(a)	308,027
1,483	Advent Software, Inc. †,(a)	52,335
19,865	Cadence Design Systems, Inc. †,(a)	355,782
4,137	Fair Isaac Corporation	168,169
5,743	Jack Henry & Associates, Inc. (a)	122,900
3,669	Macrovision Corporation †,(a)	103,686
11,422	McAfee, Inc. †	324,156
5,952	Mentor Graphics Corporation †,(a)	107,315
8,100	Parametric Technology Corporation †	145,962
6,551	Sybase, Inc. †,(a)	161,810
10,102	Synopsys, Inc. †	270,027
2,746	Transaction Systems Architects, Inc., Class A †	89,437
5,529	Wind River Systems, Inc. †	56,672

		2,266,278

Total Information Technology		12,310,940

Materials — 5.6%
Chemicals — 3.3%
5,695	Airgas, Inc.	230,761
2,880	Albemarle Corporation	206,784
4,636	Cabot Corporation	201,991
17,612	Chemtura Corporation (a)	169,604
3,040	Cytec Industries, Inc.	171,790
3,112	Ferro Corporation	64,387
2,747	FMC Corporation	210,283
5,011	Lubrizol Corporation	251,201
15,123	Lyondell Chemical Company (a),(b)	386,695
1,436	Minerals Technologies, Inc.	84,423
5,317	Olin Corporation	87,837
8,699	RPM International, Inc. (a)	181,722
3,375	Scotts Miracle-Gro Company (The) (a)	174,319
3,394	Sensient Technologies Corporation	83,492
7,443	Valspar Corporation	205,725

		2,711,014

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Construction Materials — 0.6%
3,613	Florida Rock Industries, Inc. (a)	$155,540
3,232	Martin Marietta Materials, Inc. (a)	335,837

		491,377

Containers & Packaging — 0.5%
5,945	Packaging Corporation of America	131,385
7,257	Sonoco Products Company	276,201

		407,586

Metals & Mining — 0.8%
8,466	Commercial Metals Company	218,423
4,695	Reliance Steel & Aluminum Co.	184,889
6,666	Steel Dynamics, Inc. (a)	216,312
5,331	Worthington Industries, Inc. (a)	94,465

		714,089

Paper & Forest Products — 0.4%
4,094	Bowater, Inc. (a)	92,115
7,462	Louisiana-Pacific Corporation	160,657
3,275	P.H. Glatfelter Company	50,762

		303,534

Total Materials		4,627,600

Telecommunication Services — 0.6%
Diversified Telecommunication Services — 0.1%
18,078	Cincinnati Bell, Inc. †	82,616

Wireless Telecommunication Services — 0.5%
7,453	Telephone & Data Systems, Inc. (b)	404,922

Total Telecommunication Services		487,538

Utilities — 7.8%
Electric Utilities — 2.3%
8,091	DPL, Inc. (a)	224,768
6,417	Duquesne Light Holdings, Inc. (a)	127,377
5,874	Great Plains Energy, Inc. (a)	186,793
5,950	Hawaiian Electric Industries, Inc. (a)	161,543
3,133	Idacorp, Inc. (a)	121,090
11,028	Northeast Utilities	310,549
13,700	Pepco Holdings, Inc.	356,337

See Notes to Financial Statements.

Shares		Value

Utilities (Continued)
Electric Utilities (Continued)
15,819	Sierra Pacific Resources †	$266,234
6,386	Westar Energy, Inc.	165,781

		1,920,472

Gas Utilities — 1.5%
5,563	AGL Resources, Inc.	216,456
8,644	Equitable Resources, Inc.	360,887
5,899	National Fuel Gas Company (a)	227,347
7,891	ONEOK, Inc.	340,260
3,570	WGL Holdings, Inc.	116,311

		1,261,261

Independent Power Producers & Energy Traders — 0.1%
2,434	Black Hills Corporation (a)	89,912

Multi-Utilities — 3.6%
8,312	Alliant Energy Corporation	313,944
27,386	Aquila, Inc. †	128,714
10,576	Energy East Corporation (a)	262,285
12,951	MDU Resources Group, Inc.	332,064
7,647	NSTAR	262,751
6,525	OGE Energy Corporation	261,000
5,460	PNM Resources, Inc. (a)	169,806
8,510	Puget Energy, Inc.	215,813
8,341	SCANA Corporation	338,811
5,578	Vectren Corporation	157,746
8,376	Wisconsin Energy Corporation	397,525
3,157	WPS Resources Corporation (a)	170,573

		3,011,032

Water Utilities — 0.3%
9,619	Aqua America, Inc. (a)	219,121

Total Utilities		6,501,798

TOTAL COMMON STOCKS
(Cost $53,348,613)		80,474,312

INVESTMENT COMPANY SECURITY — 2.1%
(Cost $1,756,075)
1,756,075	Institutional Money Market Fund - Comerica Class Y Shares (c)	1,756,075

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

U.S. TREASURY BILL — 0.6%
(Cost $497,881)
$500,000	4.922% due 02/01/2007 (b),(d)	$497,881

REPURCHASE AGREEMENT — 0.7%
(Cost $585,000)
585,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $585,315 on 01/02/2007, collateralized by $610,000 FHLMC, 5.000% maturing 12/14/2018 (value $597,038).	585,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 22.0%
(Cost $18,259,503)
18,259,503	State Street Navigator Securities Lending Trust – Prime Portfolio (e)	18,259,503

TOTAL INVESTMENTS
(Cost $74,447,072)	122.5%	101,572,771
OTHER ASSETS AND LIABILITIES (Net)	(22.5)	(18,629,467)

NET ASSETS	100.0%	$82,943,304

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, pledged as collateral for futures contracts.

(c)	Affiliated company security (See Notes to Financial Statements, Note 3).

(d)	Rate represents annualized yield at date of purchase.

(e)	At December 31, 2006, the market value of the securities on loan is $17,686,573.

ABBREVIATION:

FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 98.2%
Consumer Discretionary — 16.0%
Auto Components — 0.4%
3,742	Drew Industries Incorporated †	$97,329
9,127	LKQ Corporation †	209,830
2,453	Standard Motor Products, Inc.	36,746
4,610	Superior Industries International, Inc. (a)	88,835

		432,740

Automobiles — 0.3%
3,236	Coachmen Industries, Inc. (a)	35,596
12,889	Fleetwood Enterprises, Inc. †,(a)	101,952
5,395	Monaco Coach Corporation (a)	76,393
6,319	Winnebago Industries, Inc. (a)	207,959

		421,900

Distributors — 0.2%
3,626	Audiovox Corporation, Class A †,(a)	51,091
5,851	Building Materials Holding Corporation (a)	144,461
3,288	Keystone Automotive Industries, Inc. †,(a)	111,759

		307,311

Diversified Consumer Services — 0.6%
5,272	Bright Horizons Family Solutions, Inc. †	203,816
5,573	Coinstar, Inc. †,(a)	170,367
1,049	CPI Corporation	48,768
1,888	Pre-Paid Legal Services, Inc. †,(a)	73,877
4,654	Universal Technical Institute, Inc. †,(a)	103,365
1,950	Vertrue Incorporated †,(a)	74,899

		675,092

Hotels, Restaurants & Leisure — 3.7%
7,351	Aztar Corporation †	400,041
3,854	California Pizza Kitchen, Inc. †,(a)	128,377
6,706	CEC Entertainment, Inc. †	269,916
14,030	CKE Restaurants, Inc.	258,152
3,161	IHOP Corp.	166,585
6,775	Jack in the Box, Inc. †	413,546
3,416	Landry’s Restaurants, Inc. (a)	102,787
4,292	Marcus Corporation (The)	109,789
5,536	Multimedia Games, Inc. †,(a)	53,146
4,703	O’Charley’s Inc. †	100,080

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Hotels, Restaurants & Leisure (Continued)
5,367	P. F. Chang’s China Bistro, Inc. †,(a)	$205,985
6,371	Panera Bread Company, Class A †,(a)	356,203
4,838	Papa John’s International, Inc. †,(a)	140,350
9,685	Pinnacle Entertainment, Inc. †	320,961
6,864	RARE Hospitality International, Inc. †	226,032
3,343	Red Robin Gourmet Burgers, Inc. †,(a)	119,847
7,038	Shuffle Master, Inc. †,(a)	184,396
14,019	Sonic Corporation †,(b)	335,755
5,682	Steak n Shake Company (The) †,(a)	100,003
12,539	Triarc Companies, Inc., Class B (a)	250,780
4,748	WMS Industries, Inc. †,(a)	165,515

		4,408,246

Household Durables — 1.8%
2,376	Bassett Furniture Industries, Inc.	38,824
15,404	Champion Enterprises, Inc. †,(a)	144,181
6,393	Ethan Allen Interiors Inc. (a)	230,851
10,487	Interface, Inc., Class A †	149,125
10,348	La-Z-Boy, Inc. (a)	122,831
2,910	Lenox Group Inc. †,(a)	18,624
2,943	Libbey, Inc. (a)	36,317
2,435	M/ I Homes, Inc. (a)	92,993
4,420	Meritage Homes Corporation †,(a)	210,922
949	National Presto Industries, Inc. (a)	56,817
957	NVR, Inc. †,(a),(b)	617,265
2,370	Russ Berrie & Company, Inc. †,(a)	36,616
1,369	Skyline Corporation (a)	55,061
13,010	Standard Pacific Corporation (a),(b)	348,538

		2,158,965

Internet & Catalog Retail — 0.2%
2,808	Blue Nile, Inc. †,(a)	103,587
4,878	PetMed Express, Inc. †,(a)	65,121
3,854	Stamps.com Inc. †,(a)	60,701

		229,409

Leisure Equipment & Products — 1.2%
2,511	Arctic Cat, Inc. (a)	44,168
5,595	JAKKS Pacific, Inc. †,(a)	122,195

See Notes to Financial Statements.

Shares		Value

Consumer Discretionary (Continued)
Leisure Equipment & Products (Continued)
9,938	K2, Inc. †	$131,082
3,774	MarineMax, Inc. †,(a)	97,860
6,341	Nautilus Group, Inc. (The) (a)	88,774
7,874	Polaris Industries, Inc. (a)	368,739
10,217	Pool Corporation (a)	400,200
4,220	RC2 Corporation †	185,680
3,791	Sturm Ruger & Company, Inc. †	36,394

		1,475,092

Media — 0.8%
2,646	4Kids Entertainment, Inc. †	48,210
6,416	ADVO, Inc. (a)	209,162
5,926	Arbitron, Inc.	257,425
13,192	Live Nation, Inc. †	295,501
15,512	Radio One, Inc. †,(a)	104,551

		914,849

Multiline Retail — 0.2%
8,062	Fred’s, Inc., Class A	97,066
6,005	Tuesday Morning Corporation (a)	93,378

		190,444

Specialty Retail — 4.1%
9,799	Aaron Rents, Inc.	282,015
6,350	Cato Corporation, Class A	145,479
4,700	Children’s Place Retail Stores, Inc. (The) †	298,544
7,663	Christopher & Banks Corporation (a)	142,992
4,449	Cost Plus, Inc. †,(a)	45,825
9,262	Dress Barn (The) †	216,083
8,419	Finish Line, Inc. (The), Class A	120,223
4,528	Genesco, Inc. †,(a)	168,894
4,853	Group 1 Automotive, Inc.	250,997
5,908	Guitar Center, Inc. †,(a)	268,578
6,371	Gymboree Corporation †	243,117
3,955	Hancock Fabrics, Inc. †,(a)	13,605
4,558	Haverty Furniture Companies, Inc. (a)	67,458
6,393	Hibbett Sporting Goods, Inc. †	195,178
8,904	Hot Topic, Inc. †,(a)	118,779
4,919	Jo-Ann Stores, Inc. †,(a)	121,007
3,629	Jos. A. Bank Clothiers, Inc. †,(a)	106,511

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Consumer Discretionary (Continued)
Specialty Retail (Continued)
10,657	Men’s Wearhouse, Inc. (The)	$407,737
2,378	Midas, Inc. †	54,694
10,959	Pep Boys — Manny, Moe & Jack (The) (a)	162,851
10,612	Select Comfort Corporation †,(a)	184,543
6,057	Sonic Automotive, Inc., Class A	175,895
5,867	Stage Stores, Inc.	178,298
5,441	Stein Mart, Inc.	72,148
6,974	Tractor Supply Company †,(a)	311,808
6,440	Tween Brands, Inc. †,(a)	257,149
9,789	Zale Corporation †	276,148

		4,886,556

Textiles, Apparel & Luxury Goods — 2.5%
3,000	Ashworth, Inc. †	21,780
5,789	Brown Shoe Company, Inc.	276,367
6,761	Crocs, Inc. †,(a)	292,075
2,201	Deckers Outdoor Corporation †	131,950
9,106	Fossil, Inc. †,(a)	205,613
5,345	K-Swiss, Inc., Class A	164,305
5,069	Kellwood Company (a)	164,844
4,100	Movado Group, Inc.	118,859
3,071	Oxford Industries, Inc.	152,475
11,188	Phillips Van Heusen Corporation	561,302
24,241	Quiksilver, Inc. †,(a)	381,796
5,018	Skechers U.S.A., Inc. †	167,150
7,272	Stride Rite Corporation (The) (a)	109,662
11,213	Wolverine World Wide, Inc.	319,795

		3,067,973

Total Consumer Discretionary		19,168,577

Consumer Staples — 3.9%
Food & Staples Retailing — 1.0%
10,166	Casey’s General Stores, Inc. (a)	239,409
3,929	Great Atlantic & Pacific Tea Company, Inc. (The) (a)	101,133
5,721	Longs Drug Stores Corporation (a)	242,456
2,797	Nash Finch Company (a)	76,358

See Notes to Financial Statements.

Shares		Value

Consumer Staples (Continued)
Food & Staples Retailing (Continued)
7,024	Performance Food Group Company †,(a)	$194,143
8,567	United Natural Foods, Inc. †,(a)	307,727

		1,161,226

Food Products — 1.8%
14,955	Corn Products International, Inc. (b)	516,546
7,345	Delta & Pine Land Company	297,105
10,409	Flowers Foods, Inc. (a)	280,939
7,855	Hain Celestial Group, Inc. (The) †,(a)	245,155
2,757	J&J Snack Foods Corporation	114,140
6,215	Lance, Inc.	124,797
2,788	Peet’s Coffee & Tea, Inc. †,(a)	73,157
5,371	Ralcorp Holdings, Inc. †	273,330
3,194	Sanderson Farms, Inc. (a)	96,746
6,286	TreeHouse Foods, Inc. †,(a)	196,123

		2,218,038

Household Products — 0.4%
4,802	Central Garden & Pet Company †,(a)	232,513
7,627	Spectrum Brands, Inc. †,(a)	83,134
3,429	WD-40 Company	119,569

		435,216

Personal Products — 0.6%
3,191	Mannatech, Incorporated (a)	47,003
11,375	NBTY, Inc. †	472,859
11,213	Playtex Products, Inc. †,(a)	161,355
1,826	USANA Health Sciences, Inc. †,(a)	94,331

		775,548

Tobacco — 0.1%
17,625	Alliance One International, Inc. †,(a)	124,433

Total Consumer Staples		4,714,461

Energy — 7.2%
Energy Equipment & Services — 3.6%
5,441	Atwood Oceanics, Inc. †,(a)	266,446
4,733	Bristow Group Inc. †,(a)	170,814
4,078	CARBO Ceramics Inc. (a)	152,395
4,807	Dril-Quip, Inc. †	188,242

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Energy Equipment & Services (Continued)
3,866	Hydril Company †,(a)	$290,684
14,164	Input/ Output, Inc. †,(a)	193,055
6,237	Lone Star Technologies, Inc. †	301,933
3,075	Lufkin Industries, Inc.	178,596
10,922	Oceaneering International, Inc. †,(a)	433,603
4,290	SEACOR Holdings, Inc. †,(a)	425,311
14,483	TETRA Technologies, Inc. †,(a)	370,475
9,324	Unit Corporation †,(b)	451,748
7,293	Veritas DGC Inc. †,(a)	624,500
6,068	W-H Energy Services, Inc. †,(a)	295,451

		4,343,253

Oil, Gas & Consumable Fuels — 3.6%
9,653	Cabot Oil & Gas Corporation	585,454
16,692	Cimarex Energy Co.	609,258
22,228	Frontier Oil Corporation (a),(b)	638,833
18,809	Helix Energy Solutions Group, Inc. †,(a),(b)	590,038
16,199	Massey Energy Company (b)	376,303
3,766	Penn Virginia Corporation	263,771
2,976	Petroleum Development Corporation †	128,117
11,056	St. Mary Land & Exploration Company	407,303
5,636	Stone Energy Corporation †,(a)	199,233
5,949	Swift Energy Company †	266,575
5,712	World Fuel Services Corporation	253,955

		4,318,840

Total Energy		8,662,093

Financials — 16.0%
Capital Markets — 0.8%
8,782	Investment Technology Group, Inc. †	376,572
10,645	LaBranche & Co. Inc. †,(a)	104,640
3,744	Piper Jaffray Companies, Inc. †	243,922
3,253	SWS Group, Inc.	116,132
5,143	TradeStation Group, Inc. †	70,716

		911,982

See Notes to Financial Statements.

Shares		Value

Financials (Continued)
Commercial Banks — 5.7%
7,356	Boston Private Financial Holdings, Inc. (a)	$207,513
5,676	Cascade Bancorp (a)	176,126
6,178	Central Pacific Financial Corp.	239,459
9,268	Chittenden Corporation	284,435
6,030	Community Bank System, Inc.	138,690
12,338	East West Bancorp, Inc.	437,012
16,281	First BanCorp (a)	155,158
12,652	First Commonwealth Financial Corporation (a)	169,916
6,513	First Financial Bancorp (a)	108,181
2,626	First Indiana Corporation	66,595
10,068	First Midwest Bancorp, Inc.	389,430
6,225	First Republic Bank	243,273
10,523	Glacier Bancorp, Inc.	257,182
8,490	Hanmi Financial Corporation (a)	191,280
4,098	Independent Bank Corp	103,638
3,785	Irwin Financial Corporation (a)	85,655
4,223	Nara Bancorp, Inc.	88,345
3,621	PrivateBancorp, Inc. (a)	150,742
5,219	Prosperity Bancshares, Inc. (a)	180,108
6,589	Provident Bankshares Corporation (a)	234,568
15,157	South Financial Group, Inc. (a),(b)	403,025
3,769	Sterling Bancorp	74,249
14,301	Sterling Bancshares, Inc. (a)	186,199
8,417	Sterling Financial Corporation (a)	284,579
10,443	Susquehanna Bancshares, Inc. (a)	280,708
20,019	UCBH Holdings, Inc. (a),(b)	351,534
11,692	Umpqua Holdings Corporation (a)	344,096
7,380	United Bankshares, Inc.	285,237
13,276	Whitney Holding Corporation	433,063
3,114	Wilshire Bancorp, Inc. (a)	59,073
5,163	Wintrust Financial Corporation (a)	247,927

		6,856,996

Consumer Finance — 0.5%
5,965	Cash America International, Inc.	279,759
5,500	First Cash Financial Services, Inc. †	142,285

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Financials (Continued)
Consumer Finance (Continued)
5,492	Rewards Network, Inc. †,(a)	$38,169
3,532	World Acceptance Corporation †	165,827

		626,040

Diversified Financial Services — 0.2%
5,487	Financial Federal Corporation (a)	161,373
3,207	Portfolio Recovery Associates, Inc. †,(a)	149,735

		311,108

Insurance — 2.9%
8,697	Delphi Financial Group, Inc.	351,881
7,286	Hilb Rogal & Hobbs Company (a)	306,886
3,993	Infinity Property & Casualty Corporation (a)	193,221
3,572	LandAmerica Financial Group, Inc. (a)	225,429
11,495	Philadelphia Consolidated Holding Corp. †	512,217
4,334	Presidential Life Corporation (a)	95,131
6,691	ProAssurance Corporation †	334,015
4,083	RLI Corporation (a)	230,363
2,872	Safety Insurance Group, Inc.	145,639
2,023	SCPIE Holdings, Inc. †	52,881
5,779	Selective Insurance Group, Inc.	331,079
3,671	Stewart Information Services Corporation (a)	159,175
4,231	United Fire & Casualty Company (a)	149,143
7,454	Zenith National Insurance Corporation	349,667

		3,436,727

Real Estate Investment Trusts (REITs) — 4.0%
6,401	Acadia Realty Trust	160,153
9,277	Colonial Properties Trust	434,906
4,768	EastGroup Properties, Inc.	255,374
5,334	Entertainment Properties Trust	311,719
4,704	Essex Property Trust, Inc. (a)	607,992
13,660	Inland Real Estate Corporation (a)	255,715
6,525	Kilroy Realty Corporation	508,950
13,848	Lexington Corporate Properties Trust (a)	310,472
4,176	LTC Properties, Inc.	114,047
4,934	Mid-America Apartment Communities, Inc.	282,422
11,894	National Retail Properties, Inc. (a)	272,967
9,052	New Century Financial Corporation (a)	285,953

See Notes to Financial Statements.

Shares		Value

Financials (Continued)
Real Estate Investment Trusts (REITs) (Continued)
2,997	Parkway Properties Inc.	$152,877
3,218	PS Business Parks, Inc.	227,545
13,781	Senior Housing Properties Trust	337,359
4,055	Sovran Self Storage, Inc.	232,270

		4,750,721

Thrifts & Mortgage Finance — 1.9%
3,642	Anchor Bancorp Wisconsin, Inc.	104,962
12,150	Bank Mutual Corporation	147,136
9,237	BankAtlantic Bancorp, Inc. (a)	127,563
6,425	BankUnited Financial Corporation (a)	179,643
12,407	Brookline Bancorp, Inc. (a)	163,400
5,530	Dime Community Bancshares, Inc.	77,475
3,928	Downey Financial Corporation (a)	285,094
4,416	Fidelity Bankshares, Inc.	175,183
3,347	FirstFed Financial Corporation †,(a)	224,149
7,814	Flagstar Bancorp, Inc. (a)	115,960
4,746	Franklin Bank Corp. †,(a)	97,483
13,647	Fremont General Corporation (a),(b)	221,218
5,627	MAF Bancorp, Inc. (a)	251,471
15,115	TrustCo Bank Corp NY (a)	168,079

		2,338,816

Total Financials		19,232,390

Health Care — 11.5%
Biotechnology — 0.5%
5,808	ArQule, Inc. †,(a)	34,383
4,773	Digene Corporation †,(a)	228,722
13,102	Regeneron Pharmaceuticals, Inc. †,(a)	262,957
9,341	Savient Pharmaceuticals, Inc. †	104,713

		630,775

Health Care Equipment & Supplies — 5.0%
14,291	American Medical Systems Holdings, Inc. †,(a)	264,669
2,813	Analogic Corporation (a)	157,922
5,433	ArthroCare Corp. †,(a)	216,885
4,877	BioLase Technology, Inc. †,(a)	42,674
3,276	Biosite, Inc. †,(a)	160,033
5,634	CONMED Corporation †,(a)	130,258

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Equipment & Supplies (Continued)
8,971	Cooper Companies, Inc. (The) (a),(b)	$399,210
4,360	Cyberonics, Inc. †,(a)	89,990
2,543	Datascope Corporation	92,667
4,645	DJO Incorporated †	198,899
4,435	Greatbatch, Inc. †,(a)	119,390
5,423	Haemonetics Corporation †,(a)	244,143
10,617	Hologic, Inc. †	501,972
2,956	ICU Medical, Inc. †	120,250
6,305	Idexx Laboratories, Inc. †	499,986
13,646	Immucor, Inc. †	398,873
3,972	Integra LifeSciences Holdings Corporation †	169,167
6,425	Invacare Corporation (a)	157,734
2,388	Kensey Nash Corporation †,(a)	75,938
8,492	Mentor Corporation (a)	415,004
4,321	Meridian Bioscience, Inc. (a)	105,994
5,527	Merit Medical Systems, Inc. †,(a)	87,548
3,574	Osteotech, Inc. †	20,193
3,562	Palomar Medical Technologies, Inc. †,(a)	180,487
4,542	PolyMedica Corporation (a)	183,542
3,469	Possis Medical, Inc. †	46,762
14,705	Respironics, Inc. †,(b)	555,114
3,213	SurModics, Inc. †,(a)	99,989
6,632	Theragenics Corporation †,(a)	20,559
6,602	Viasys Healthcare, Inc. †,(a)	183,668
1,571	Vital Signs, Inc.	78,424

		6,017,944

Health Care Providers & Services — 3.7%
5,170	Amedisys, Inc. †,(a)	169,938
10,493	AMERIGROUP Corporation †,(b)	376,594
6,855	AMN Healthcare Services, Inc. †,(a)	188,787
6,028	AmSurg Corporation †	138,644
8,697	Centene Corporation †	213,685
5,292	Chemed Corporation	195,698
4,384	Cross Country Healthcare, Inc. †	95,659
4,617	CryoLife, Inc. †,(a)	35,320
3,958	Genesis HealthCare Corporation †,(a)	186,936
5,498	Gentiva Health Services, Inc. †	104,792

See Notes to Financial Statements.

Shares		Value

Health Care (Continued)
Health Care Providers & Services (Continued)
6,983	Healthways, Inc. †,(a)	$333,159
13,758	Hooper Holmes, Inc. †	45,539
5,980	inVentiv Health, Inc. †	211,393
4,187	LCA-Vision, Inc. (a)	143,865
4,320	Matria Healthcare, Inc. †,(a)	124,114
6,921	Odyssey Healthcare, Inc. †,(a)	91,772
8,098	Owens & Minor, Inc. (a)	253,225
9,771	Pediatrix Medical Group, Inc. †	477,802
3,465	RehabCare Group, Inc. †	51,455
11,507	Sierra Health Services, Inc. †	414,712
9,025	Sunrise Senior Living, Inc. †	277,248
8,988	United Surgical Partners International, Inc. †,(a)	254,810

		4,385,147

Health Care Technology — 1.0%
9,623	Allscripts Healthcare Solutions, Inc. †,(a)	259,725
13,066	Cerner Corporation †,(a)	594,503
8,820	Dendrite International, Inc. †	94,462
6,717	Per-Se Technologies, Inc. †,(a)	186,598

		1,135,288

Life Sciences Tools & Services — 0.6%
5,390	Cambrex Corporation	122,461
3,873	Dionex Corporation †,(a)	219,638
6,091	Enzo Biochem, Inc. †,(a)	86,919
2,465	Kendle International Inc. †	77,524
5,481	PAREXEL International Corporation †	158,784
3,710	PharmaNet Development Group, Inc. †,(a)	81,880

		747,206

Pharmaceuticals — 0.7%
8,622	Alpharma, Inc., Class A	207,790
3,309	Bradley Pharmaceuticals, Inc. †,(a)	68,099
15,902	MGI Pharma, Inc. †,(a)	292,756
4,915	Noven Pharmaceuticals, Inc. †	125,087
5,901	Sciele Pharma, Inc. †,(a)	141,624

		835,356

Total Health Care		13,751,716

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials — 16.5%
Aerospace & Defense — 2.1%
7,402	AAR Corporation †,(a)	$216,064
2,457	Applied Signal Technology, Inc. (a)	34,545
6,083	Armor Holdings, Inc. †,(a)	333,653
5,440	Ceradyne, Inc. †	307,360
3,122	Cubic Corporation	67,747
8,851	Curtiss-Wright Corporation (a)	328,195
3,281	EDO Corporation (a)	77,891
5,132	Esterline Technologies Corporation †	206,460
11,222	Gencorp, Inc. †,(a)	157,333
8,524	Moog, Inc., Class A †,(a)	325,532
6,985	Teledyne Technologies, Inc. †	280,308
3,272	Triumph Group, Inc.	171,551

		2,506,639

Air Freight & Logistics — 0.5%
6,393	EGL, Inc. †	190,384
6,137	Forward Air Corporation	177,543
8,008	Hub Group, Inc., Class A †	220,620

		588,547

Airlines — 0.4%
7,375	Frontier Airlines, Inc. †,(a)	54,575
7,307	Mesa Air Group, Inc. †,(a)	62,621
12,880	SkyWest, Inc. (a)	328,569

		445,765

Building Products — 1.2%
5,687	Apogee Enterprises, Inc. (a)	109,816
4,147	ElkCorp (a)	170,400
5,270	Griffon Corporation †,(a)	134,385
11,627	Lennox International, Inc.	355,903
3,995	NCI Building Systems, Inc. †,(a)	206,741
7,375	Simpson Manufacturing Co., Inc. (a)	233,419
3,797	Universal Forest Products, Inc. (a)	177,016

		1,387,680

See Notes to Financial Statements.

Shares		Value

Industrials (Continued)
Commercial Services & Supplies — 3.5%
8,780	ABM Industries, Inc.	$199,394
4,877	Administaff, Inc.	208,589
1,912	Angelica Corporation	49,330
5,848	Bowne & Company, Inc.	93,217
10,865	Brady Corporation, Class A	405,047
2,619	CDI Corporation	65,213
3,299	Central Parking Corporation (a)	59,382
2,372	Consolidated Graphics, Inc. †	140,114
4,314	G & K Services, Inc., Class A (a)	167,771
5,530	Healthcare Services Group, Inc. (a)	160,149
3,531	Heidrick & Struggles International, Inc. †	149,573
5,147	John H. Harland Company	258,379
10,500	Labor Ready, Inc. †	192,465
7,186	Mobile Mini, Inc. †,(a)	193,591
6,642	On Assignment, Inc. †	78,044
3,736	School Specialty, Inc. †	140,063
11,395	Spherion Corporation †	84,665
2,572	Standard Register Company (The)	30,864
11,613	Tetra Tech, Inc. †	210,079
6,098	United Stationers, Inc. †	284,716
4,357	Viad Corp.	176,894
1,732	Volt Information Sciences, Inc. †,(a)	86,964
9,126	Waste Connections, Inc. †	379,185
8,538	Watson Wyatt & Company Holdings, Class A (a)	385,491

		4,199,179

Construction & Engineering — 1.2%
6,390	EMCOR Group, Inc. †	363,271
5,486	Insituform Technologies, Inc., Class A †,(a)	141,868
16,216	Shaw Group Inc. (The) †,(a)	543,236
10,461	URS Corporation †,(a)	448,254

		1,496,629

Electrical Equipment — 1.5%
4,571	A.O. Smith Corporation	171,687
8,673	Acuity Brands, Inc. (a)	451,343
5,860	Baldor Electric Company	195,841
8,752	Belden CDT Inc.	342,116
5,293	C&D Technologies, Inc. (a)	25,089

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Electrical Equipment (Continued)
6,016	MagneTek, Inc. †,(a)	$33,990
6,231	Regal Beloit Corporation (a)	327,190
3,935	Vicor Corporation	43,718
5,915	Woodward Governor Company	234,884

		1,825,858

Industrial Conglomerates — 0.2%
2,502	Standex International Corporation	75,385
5,631	Tredegar Corporation	127,317

		202,702

Machinery — 3.8%
4,139	A.S.V., Inc. †,(a)	67,342
5,871	Albany International Corporation, Class A (a)	193,215
3,793	Astec Industries, Inc. †	133,134
7,990	Barnes Group, Inc. (a)	173,782
9,929	Briggs & Stratton Corporation (a),(b)	267,587
10,279	Clarcor, Inc. (a)	347,533
4,265	EnPro Industries, Inc. †,(a)	141,641
10,578	Gardner Denver Inc. †,(a)	394,665
10,804	IDEX Corporation (b)	512,218
5,678	Kaydon Corporation	225,644
2,342	Lindsay Manufacturing Company (a)	76,466
3,352	Lydall, Inc. †	36,235
12,409	Manitowoc Company, Inc. (The)	737,467
7,456	Mueller Industries, Inc.	236,355
3,381	Robbins & Myers, Inc.	155,255
8,253	Toro Company (The) (a),(b)	384,837
3,453	Valmont Industries, Inc. (a)	191,607
6,277	Wabash National Corporation	94,783
5,854	Watts Water Technologies, Inc., Class A (a)	240,658

		4,610,424

Marine — 0.3%
10,665	Kirby Corporation †	363,996

Road & Rail — 1.3%
5,028	Arkansas Best Corporation (a)	181,008
11,877	Heartland Express, Inc. (a)	178,393

See Notes to Financial Statements.

Shares		Value

Industrials (Continued)
Road & Rail (Continued)
15,278	Kansas City Southern Industries, Inc. †	$442,757
11,607	Knight Transportation, Inc. (a)	197,899
11,460	Landstar System, Inc. (b)	437,543
5,634	Old Dominion Freight Line, Inc. †,(a)	135,610

		1,573,210

Trading Companies & Distributors — 0.5%
7,514	Applied Industrial Technologies, Inc. (a)	197,693
4,852	Kaman Corporation, Class A (a)	108,636
840	Lawson Products, Inc.	38,548
4,933	Watsco, Inc. (a)	232,640

		577,517

Total Industrials		19,778,146

Information Technology — 16.6%
Communications Equipment — 1.2%
2,387	Bel Fuse, Inc., Class B	83,044
3,497	Black Box Corporation (a)	146,839
2,914	Blue Coat Systems, Inc. †,(a)	69,790
9,716	C-COR.net Corporation †	108,236
4,650	Comtech Telecommunications Corp. †,(a)	177,026
5,053	Digi International, Inc. †	69,681
6,564	Ditech Networks, Inc. †,(a)	45,423
15,046	Harmonic, Inc. †,(a)	109,384
4,307	Inter-Tel, Inc. (a)	95,443
6,795	NETGEAR, Inc. †,(a)	178,369
5,190	Network Equipment Technologies, Inc. †,(a)	30,206
4,584	PCTel, Inc. †	42,860
9,299	Symmetricom, Inc. †,(a)	82,947
2,833	Tollgrade Communications, Inc. †,(a)	29,945
4,904	ViaSat, Inc. †	146,188

		1,415,381

Computers & Peripherals — 0.9%
23,664	Adaptec, Inc. †,(a)	110,274
8,259	Avid Technology, Inc. †,(a),(b)	307,730
5,227	Hutchinson Technology, Inc. †,(a)	123,201
6,249	Komag, Incorporated †,(a)	236,712
4,092	Neoware, Inc. †,(a)	54,055

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Computers & Peripherals (Continued)
6,126	Novatel Wireless, Inc. †,(a)	$59,239
5,101	Synaptics Incorporated †	151,449

		1,042,660

Electronic Equipment & Instruments — 4.6%
14,814	Aeroflex Incorporated †	173,620
6,168	Agilysys, Inc.	103,252
6,808	Anixter International, Inc. †,(a)	369,674
6,126	Bell Microproducts, Inc. †,(a)	43,188
13,035	Benchmark Electronics, Inc. †	317,533
10,189	Brightpoint, Inc. †	137,042
7,910	Checkpoint Systems, Inc. †	159,782
8,983	Cognex Corporation	213,975
6,296	Coherent, Inc. †,(a)	198,765
7,213	CTS Corporation	113,244
6,402	Daktronics, Inc. (a)	235,914
5,862	Electro Scientific Industries, Inc. †	118,061
13,203	FLIR Systems, Inc. †,(a),(b)	420,251
4,629	Gerber Scientific, Inc. †,(a)	58,140
10,299	Global Imaging Systems, Inc. †	226,063
9,740	Insight Enterprises, Inc. †	183,794
5,155	Itron, Inc. †	267,235
2,906	Keithley Instruments, Inc.	38,214
4,511	Littelfuse, Inc. †	143,811
3,664	LoJack Corporation †,(a)	62,581
4,462	Mercury Computer Systems, Inc. †	59,612
7,536	Methode Electronics, Inc., Class A	81,615
3,669	MTS Systems Corporation	141,697
4,067	Park Electrochemical Corporation	104,319
8,314	Paxar Corporation †	191,721
3,436	Photon Dynamics, Inc. †	40,167
3,523	Planar Systems, Inc. †,(a)	34,067
4,426	RadiSys Corporation †,(a)	73,781
3,551	Rogers Corporation †,(a)	210,042
5,182	ScanSource, Inc. †,(a)	157,533
8,200	Technitrol, Inc.	195,898

See Notes to Financial Statements.

Shares		Value

Information Technology (Continued)
Electronic Equipment & Instruments (Continued)
11,204	Trimble Navigation Ltd. †	$568,379
5,773	X-Rite, Inc. (a)	71,008

		5,513,978

Information Technology Services — 1.8%
6,177	CACI International, Inc. †	349,000
4,178	Carreker Corporation †	31,920
10,950	CIBER, Inc. †,(a)	74,241
9,434	eFunds Corporation †	259,435
5,073	Gevity HR, Inc. (a)	120,179
13,731	Global Payments, Inc.	635,745
8,980	Keane, Inc. †,(a)	106,952
3,668	ManTech International Corporation, Class A †	135,092
4,338	MAXIMUS, Inc.	133,524
2,338	StarTek, Inc.	31,657
5,961	Sykes Enterprises, Incorporated †	105,152
6,291	TALX Corporation	172,688

		2,155,585

Internet Software & Services — 1.4%
2,299	Bankrate, Inc. †,(a)	87,247
6,532	Digital Insight Corporation †	251,417
17,429	Digitas Inc. †	233,723
6,317	InfoSpace, Inc. †,(a)	129,562
10,010	j2 Global Communications, Inc. †,(a)	272,772
5,881	MIVA, Inc. †,(a)	19,937
13,203	United Online, Inc.	175,336
8,672	WebEx Communications, Inc. †,(a)	302,566
9,004	Websense, Inc. †,(a)	205,561

		1,678,121

Semiconductors & Semiconductor Equipment — 3.3%
5,248	Actel Corporation †,(a)	95,304
7,132	Advanced Energy Industries, Inc. †	134,581
7,034	ATMI, Inc. †	214,748
20,408	Axcelis Technologies, Inc. †	118,979
15,181	Brooks Automation, Inc. †,(a)	218,606
4,826	Cabot Microelectronics Corporation †,(a)	163,794
4,556	Cohu, Inc.	91,849
7,481	Cymer, Inc. †,(a)	328,790

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Semiconductors & Semiconductor Equipment (Continued)
4,024	Diodes Incorporated †	$142,771
5,853	DSP Group, Inc. †	127,010
7,446	Exar Corporation †	96,798
5,107	FEI Company †,(a)	134,672
4,261	Intevac, Inc. †	110,573
13,675	Kopin Corporation †,(a)	48,820
11,496	Kulicke & Soffa Industries, Inc. †,(a)	96,566
14,328	Microsemi Corporation †,(a)	281,545
7,392	MKS Instruments, Inc. †	166,911
5,266	Pericom Semiconductor Corporation †	60,401
8,405	Photronics, Inc. †	137,338
5,016	Rudolph Technologies, Inc. †	79,855
32,446	Skyworks Solutions, Inc. †,(a)	229,718
4,463	Standard Microsystems Corporation †	124,875
2,766	Supertex, Inc. †,(a)	108,565
4,672	Ultratech, Inc. †,(a)	58,307
11,146	Varian Semiconductor Equipment Associates, Inc. †,(a)	507,366
6,261	Veeco Instruments Inc. †	117,268

		3,996,010

Software — 3.4%
4,874	Altiris, Inc. †	123,702
7,762	ANSYS, Inc. †	337,569
5,446	Captaris, Inc. †	42,315
2,175	Catapult Communications Corporation †	19,532
11,651	Epicor Software Corporation †	157,405
2,903	EPIQ Systems, Inc. †,(a)	49,264
7,600	FactSet Research Systems, Inc.	429,248
11,789	Hyperion Solutions Corporation †,(b)	423,697
5,908	JDA Software Group, Inc. †	81,353
6,420	Kronos, Inc. †,(a)	235,871
5,489	Manhattan Associates, Inc. †,(a)	165,109
4,299	MapInfo Corporation †,(a)	56,102
7,969	MICROS Systems, Inc. †,(a)	419,966
9,265	Napster, Inc. †,(a)	33,632
4,197	Open Solutions Inc. †	157,975
5,255	Phoenix Technologies Ltd. †	23,648
8,278	Progress Software Corporation †	231,205

See Notes to Financial Statements.

Shares		Value

Information Technology (Continued)
Software (Continued)
3,419	Quality Systems, Inc. (a)	$127,426
5,219	Radiant Systems, Inc. †,(a)	54,486
12,996	Secure Computing Corporation †,(a)	85,254
5,239	Sonic Solutions †,(a)	85,396
3,973	SPSS, Inc. †	119,468
14,616	Take-Two Interactive Software, Inc. †,(a)	259,580
12,958	THQ, Inc. †,(a)	421,394

		4,140,597

Total Information Technology		19,942,332

Materials — 5.1%
Chemicals — 1.3%
4,867	A. Schulman, Inc.	108,291
4,861	Arch Chemicals, Inc.	161,920
6,894	Georgia Gulf Corporation	133,123
12,014	H.B. Fuller Company	310,201
5,036	MacDermid, Incorporated (a)	171,728
2,559	Material Sciences Corporation †	33,113
5,917	OM Group, Inc. †	267,922
8,581	OMNOVA Solutions Inc. †,(a)	39,301
1,845	Penford Corporation	31,919
18,687	PolyOne Corporation †	140,152
2,039	Quaker Chemical Corporation (a)	45,001
8,310	Tronox Incorporated, Class B	131,215
6,759	Wellman, Inc. (a)	21,561

		1,595,447

Construction Materials — 0.4%
8,526	Headwaters Incorporated †,(a)	204,283
4,831	Texas Industries, Inc. (a)	310,295

		514,578

Containers & Packaging — 0.7%
6,941	AptarGroup, Inc. (a)	409,796
5,801	Caraustar Industries, Inc. †,(a)	46,930
3,994	Chesapeake Corporation (a)	67,978
5,439	Myers Industries, Inc. (a)	85,175
6,638	Rock-Tenn Company, Class A	179,956

		789,835

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Containers & Packaging (Continued)
Metals & Mining — 2.2%
2,536	A.M. Castle & Co. (a)	$64,541
4,401	AMCOL International Corporation	122,084
4,056	Brush Engineered Materials, Inc. †,(a)	136,971
5,151	Carpenter Technology Corporation (a)	528,081
4,642	Century Aluminum Company †	207,265
9,327	Chaparral Steel Company	412,906
8,298	Cleveland-Cliffs, Inc. (a)	401,955
7,447	Quanex Corporation (a)	257,592
4,604	RTI International Metals, Inc. †,(a)	360,125
5,289	Ryerson Tull, Inc. (a)	132,701
2,314	Steel Technologies, Inc.	40,611

		2,664,832

Paper & Forest Products — 0.5%
7,588	Buckeye Technologies, Inc. †	90,904
2,049	Deltic Timber Corporation (a)	114,293
2,978	Neenah Paper, Inc. (a)	105,183
3,376	Pope & Talbot, Inc. †,(a)	18,467
3,113	Schweitzer-Mauduit International, Inc.	81,094
9,007	Wausau-Mosinee Paper Corporation	135,015

		544,956

Total Materials		6,109,648

Telecommunication Services — 0.4%
Diversified Telecommunication Services — 0.4%
4,251	Commonwealth Telephone Enterprises, Inc. (a)	177,947
4,034	CT Communications, Inc. (a)	92,459
9,014	General Communication, Inc., Class A †,(a)	141,790

		412,196

Utilities — 5.0%
Electric Utilities — 1.1%
6,121	ALLETE, Inc. (a)	284,871
2,040	Central Vermont Public Service	48,042
11,582	Cleco Corporation	292,214
9,405	El Paso Electric Company †	229,200
1,066	Green Mountain Power Corporation	36,127

See Notes to Financial Statements.

Shares		Value

Utilities (Continued)
Electric Utilities (Continued)
4,974	UIL Holdings Corporation	$209,853
7,098	UniSource Energy Corporation	259,290

		1,359,597

Gas Utilities — 3.4%
17,593	Atmos Energy Corporation (b)	561,393
2,318	Cascade Natural Gas Corporation	60,083
14,577	Energen Corporation (b)	684,245
4,309	Laclede Group, Inc.	150,944
5,576	New Jersey Resources Corporation (a)	270,882
5,541	Northwest Natural Gas Company (a)	235,160
15,176	Piedmont Natural Gas Company, Inc. (a)	405,958
5,898	South Jersey Industries, Inc. (a)	197,052
21,693	Southern Union Company (a),(b)	606,319
8,354	Southwest Gas Corporation	320,543
21,319	UGI Corporation (b)	581,582

		4,074,161

Multi-Utilities — 0.4%
10,475	Avista Corporation	265,122
2,730	CH Energy Group, Inc. (a)	144,144

		409,266

Water Utilities — 0.1%
3,432	American States Water Company (a)	132,544

Total Utilities		5,975,568

TOTAL COMMON STOCKS
(Cost $69,994,950)		117,747,127

INVESTMENT COMPANY SECURITY — 1.4%
(Cost $1,658,575)
1,658,575	Institutional Money Market Fund – Comerica Class Y Shares (c)	1,658,575

Principal
Amount

U.S. TREASURY BILL — 0.1%
(Cost $199,152)
$200,000	4.922% due 02/01/2007 (b),(d)	199,152

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount

Value

REPURCHASE AGREEMENT — 0.5%
(Cost $552,000)
$552,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $552,297 on 01/02/2007, collateralized by $580,000 FHLMC, 5.000% maturing 12/14/2018 (value $567,675)	$552,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 22.4%
(Cost $26,864,286)
26,864,286	State Street Navigator Securities Trust – Prime Portfolio (e)	26,864,286

TOTAL INVESTMENTS
(Cost $99,268,963)	122.6%	147,021,140
OTHER ASSETS AND LIABILITIES (Net)	(22.6)	(27,101,647)

NET ASSETS	100.0%	$119,919,493

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Security, or a portion thereof, pledged as collateral for futures contracts.

(c)	Affiliated company security. (See Notes to Financial Statements, Note 3).

(d)	Rate represents annualized yield at date of purchase.

(e)	At December 31, 2006, the market value of the securities on loan is $25,974,764.

ABBREVIATION:

FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

The Munder S&P® Index Funds

Statements of Assets and Liabilities, December 31, 2006 (Unaudited)

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

ASSETS:
Investments, at value
See accompanying schedules:
Securities of unaffiliated companies(a),(b)	$99,231,696	$144,810,565
Securities of affiliated company(d)	1,756,075	1,658,575
Repurchase agreement(c)	585,000	552,000

Total Investments	101,572,771	147,021,140

Cash	358	118,262
Interest receivable	236	223
Dividends receivable	64,447	116,311
Receivable for investment securities sold	38,115	207,914
Receivable for Fund shares sold	88,748	28,888
Prepaid expenses and other assets	6,658	7,481

Total Assets	101,771,333	147,500,219

LIABILITIES:
Payable for Fund shares redeemed	286,902	196,446
Payable for investment securities purchased	145,962	347,802
Payable upon return of securities loaned	18,259,503	26,864,286
Variation margin payable on open futures contracts	19,250	21,350
Trustees’ fees and expenses payable	41,424	45,342
Shareholder servicing fees payable	12,516	30,532
Administration fees payable	11,300	17,511
Transfer agency/record keeping fees payable	6,023	9,210
Custody fees payable	5,043	6,345
Investment advisory fees payable	783	1,222
Accrued expenses and other payables	39,323	40,680

Total Liabilities	18,828,029	27,580,726

NET ASSETS	$82,943,304	$119,919,493

Investments, at cost	$74,447,072	$99,268,963

(a)	Including $17,686,573 and $25,974,764 of securities loaned for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

(b)	Cost of $72,105,997 and $97,058,388 for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

(c)	Cost of $585,000 and $552,000 for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

(d)	Cost of $1,756,075 and $1,658,575 for the Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund, respectively.

See Notes to Financial Statements.

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(30,268)	$(32,232)
Accumulated net realized gain/(loss) on investments sold	1,953,021	(216,343)
Net unrealized appreciation of investments	27,095,903	47,779,782
Paid-in capital	53,924,648	72,388,286

	$82,943,304	$119,919,493

NET ASSETS:
Class K Shares	$59,589,435	$107,131,802

Class Y Shares	$23,353,869	$12,787,691

SHARES OUTSTANDING:
Class K Shares	5,581,892	6,434,092

Class Y Shares	1,897,594	769,738

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.68	$16.65

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$12.31	$16.61

See Notes to Financial Statements.

The Munder S&P® Index Funds

Statements of Operations, For the Period Ended December 31, 2006 (Unaudited)

	Munder	Munder
	S&P® MidCap	S&P® SmallCap
	Index Equity	Index Equity
	Fund	Fund

INVESTMENT INCOME:
Interest	$58,980	$50,206
Dividends on securities of unaffiliated companies(a)	587,832	560,999
Dividends on securities of affiliated company	10,259	8,505
Securities lending	9,723	32,397

Total Investment Income	666,794	652,107

EXPENSES:
Shareholder servicing fees:
Class K Shares	77,266	136,810
Administration fees	69,208	94,957
Investment advisory fees	63,897	91,782
Custody fees	34,258	49,507
Legal and audit fees	22,896	23,357
Trustees’ fees and expenses	17,437	19,287
Transfer agency/record keeping fees	16,409	26,812
Registration and filing fees	222	252
Other	25,099	26,792

Total Expenses	326,692	469,556

NET INVESTMENT INCOME	340,102	182,551

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain from:
Security transactions of unaffiliated companies	3,836,743	4,194,093
Futures contracts	386,431	432,877
Net change in unrealized appreciation/(depreciation) of:
Securities	152,628	3,043,426
Futures contracts	(303,261)	(275,649)

Net realized and unrealized gain on investments	4,072,541	7,394,747

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,412,643	$7,577,298

(a)	Net of dividend taxes withheld of $117 on the Munder S&P® SmallCap Index Equity Fund.

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

The Munder S&P® Index Funds

Statements of Changes in Net Assets

	Munder S&P® MidCap
	Index Equity Fund(a)

	Period Ended
	December 31, 2006	Period Ended	Year Ended
	(Unaudited)	June 30, 2006	December 31, 2005

Net investment income	$340,102	$395,711	$699,552
Net realized gains from security transactions and futures contracts	4,223,174	2,983,399	9,724,900
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	(150,633)	100,976	(984,472)

Net increase in net assets resulting from operations	4,412,643	3,480,086	9,439,980
Dividends to shareholders from net investment income:
Class K Shares	(254,110)	(265,655)	(483,584)
Class Y Shares	(110,993)	(111,489)	(185,159)
Distributions to shareholders from net realized gains:
Class K Shares	(4,904,716)	—	(5,718,865)
Class Y Shares	(1,846,213)	—	(1,976,047)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(2,467,786)	(2,384,060)	(40,477,201)
Class Y Shares	10,229	(208,559)	1,554,782
Short-term trading fees	324	8,414	3,039

Net increase/(decrease) in net assets	(5,160,622)	518,737	(37,843,055)
NET ASSETS:
Beginning of period	88,103,926	87,585,189	125,428,244

End of period	$82,943,304	$88,103,926	$87,585,189

Accumulated distributions in excess of net investment income	$(30,268)	$(5,267)	$(23,834)

(a)	Effective February 14, 2006, the Munder S&P® MidCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

	Munder S&P® SmallCap
	Index Equity Fund(a)

	Period Ended
	December 31, 2006	Period Ended	Year Ended
	(Unaudited)	June 30, 2006	December 31, 2005

Net investment income	$182,551	$270,157	$490,357
Net realized gains from security transactions and futures contracts	4,626,970	6,084,540	5,776,679
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	2,767,777	2,372,234	1,703,077

Net increase in net assets resulting from operations	7,577,298	8,726,931	7,970,113
Dividends to shareholders from net investment income:
Class K Shares	(204,451)	(174,836)	(347,280)
Class Y Shares	(40,523)	(38,865)	(71,507)
Distributions to shareholders from net realized gains:
Class K Shares	(9,504,158)	—	(2,987,121)
Class Y Shares	(1,109,284)	—	(350,375)
Net increase/(decrease) in net assets from Fund share transactions:
Class K Shares	(2,462,231)	(2,013,178)	(10,529,499)
Class Y Shares	(695,684)	324,285	(2,454,841)
Short-term trading fees	3,294	369	431

Net increase/(decrease) in net assets	(6,435,739)	6,824,706	(8,770,079)
NET ASSETS:
Beginning of period	126,355,232	119,530,526	128,300,605

End of period	$119,919,493	$126,355,232	$119,530,526

Undistributed net investment income/(Accumulated distributions in excess of net investment income)	$(32,232)	$30,191	$(26,265)

(a)	Effective February 14, 2006, the Munder S&P® SmallCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

The Munder S&P® Index Funds

Statements of Changes — Capital Stock Activity

	Munder S&P® MidCap
	Index Equity Fund(a)

	Period Ended
	December 31, 2006	Period Ended	Year Ended
	(Unaudited)	June 30, 2006	December 31, 2005

Amount
Class K Shares:
Sold	$2,534,459	$4,329,950	$8,121,398
Issued as reinvestment of dividends and distributions	976,989	48,680	1,069,402
Redeemed	(5,979,234)	(6,762,690)	(49,668,001)

Net decrease	$(2,467,786)	$(2,384,060)	$(40,477,201)

Class Y Shares:
Sold	$2,316,451	$3,210,093	$5,552,455
Issued as reinvestment of dividends and distributions	1,638,487	93,116	1,580,489
Redeemed	(3,944,709)	(3,511,768)	(5,578,162)

Net increase/(decrease)	$10,229	$(208,559)	$1,554,782

Shares
Class K Shares:
Sold	236,256	390,418	749,958
Issued as reinvestment of dividends and distributions	94,249	4,437	99,397
Redeemed	(557,972)	(606,516)	(4,758,875)

Net decrease	(227,467)	(211,661)	(3,909,520)

Class Y Shares:
Sold	186,693	247,081	440,894
Issued as reinvestment of dividends and distributions	137,158	7,356	127,569
Redeemed	(319,969)	(274,269)	(446,219)

Net increase/(decrease)	3,882	(19,832)	122,244

(a)	Effective February 14, 2006, the Munder S&P® MidCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

	Munder S&P® SmallCap
	Index Equity Fund(a)

	Period Ended
	December 31, 2006	Period Ended	Year Ended
	(Unaudited)	June 30, 2006	December 31, 2005

Amount
Class K Shares:
Sold	$4,103,598	$6,695,756	$8,283,516
Issued as reinvestment of dividends and distributions	216,278	3,529	42,811
Redeemed	(6,782,107)	(8,712,463)	(18,855,826)

Net decrease	$(2,462,231)	$(2,013,178)	$(10,529,499)

Class Y Shares:
Sold	$990,480	$3,135,577	$3,927,975
Issued as reinvestment of dividends and distributions	749,391	25,452	214,795
Redeemed	(2,435,555)	(2,836,744)	(6,597,611)

Net increase/(decrease)	$(695,684)	$324,285	$(2,454,841)

Shares
Class K Shares:
Sold	247,562	389,078	534,071
Issued as reinvestment of dividends and distributions	13,409	209	2,664
Redeemed	(409,728)	(504,750)	(1,217,290)

Net decrease	(148,757)	(115,463)	(680,555)

Class Y Shares:
Sold	59,922	180,476	251,096
Issued as reinvestment of dividends and distributions	46,531	1,500	13,383
Redeemed	(148,731)	(164,847)	(423,983)

Net increase/(decrease)	(42,278)	17,129	(159,504)

(a)	Effective February 14, 2006, the Munder S&P® SmallCap Index Equity Fund changed its fiscal and tax year end from December 31 to June 30.

See Notes to Financial Statements.

Munder S&P® MidCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Period Ended		Period		Year		Year	Year	Year	Year
	12/31/06		Ended		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		06/30/06		12/31/05		12/31/04	12/31/03	12/31/02	12/31/01

Net asset value, beginning of period	$11.02		$10.65		$10.46		$9.29	$6.94	$8.21	$8.50

Income/(loss) from investment operations:
Net investment income	0.04		0.04		0.07		0.05	0.04	0.05	0.08
Net realized and unrealized gain/(loss) on investments	0.53		0.38		1.16		1.40	2.34	(1.27)	(0.24)

Total from investment operations	0.57		0.42		1.23		1.45	2.38	(1.22)	(0.16)

Less distributions:
Dividends from net investment income	(0.05)		(0.05)		(0.08)		(0.06)	(0.03)	(0.05)	(0.07)
Distributions from net realized gains	(0.86)		—		(0.96)		(0.22)	—	—	(0.06)

Total distributions	(0.91)		(0.05)		(1.04)		(0.28)	(0.03)	(0.05)	(0.13)

Short-term trading fees	(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	—	—	—	—

Net asset value, end of period	$10.68		$11.02		$10.65		$10.46	$9.29	$6.94	$8.21

Total return(b)	5.55%		3.90%		11.74%		15.66%	34.45%	(14.96)%	(1.57)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$59,589		$64,047		$64,120		$103,876	$89,945	$44,928	$21,180
Ratio of operating expenses to average net assets	0.84	%(d)	0.82	%(d)	0.82%		0.73%	0.74%	0.59%	0.43%
Ratio of net investment income to average net assets	0.73	%(d)	0.81	%(d)	0.68%		0.48%	0.50%	0.60%	1.00%
Portfolio turnover rate	4%		5%		17%		24%	7%	28%	22%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.84	%(d)	0.82	%(d)	0.82%		0.73%	0.74%	0.77%	0.99%

(a)	Class K Shares and Class Y Shares of the Fund commenced operations on November 4, 1999 and February 13, 1998, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount represents less than $0.01 per share.

(d)	Annualized.

See Notes to Financial Statements.

Y Shares

Period Ended		Period		Year		Year	Year	Year	Year
12/31/06		Ended		Ended		Ended	Ended	Ended	Ended
(Unaudited)		06/30/06		12/31/05		12/31/04	12/31/03	12/31/02	12/31/01

$12.70		$12.26		$12.03		$10.68	$7.97	$9.43	$9.74

0.06		0.07		0.11		0.08	0.06	0.08	0.11
0.61		0.43		1.33		1.62	2.70	(1.47)	(0.26)

0.67		0.50		1.44		1.70	2.76	(1.39)	(0.15)

(0.06)		(0.06)		(0.10)		(0.09)	(0.05)	(0.07)	(0.09)
(1.00)		—		(1.11)		(0.26)	—	—	(0.07)

(1.06)		(0.06)		(1.21)		(0.35)	(0.05)	(0.07)	(0.16)

(0.00	)(c)	(0.00	)(c)	(0.00	)(c)	—	—	—	—

$12.31		$12.70		$12.26		$12.03	$10.68	$7.97	$9.43

5.64%		4.07%		12.00%		15.94%	34.82%	(14.86)%	(1.29)%

$23,354		$24,056		$23,465		$21,552	$17,683	$10,727	$9,424
0.59	%(d)	0.57	%(d)	0.57%		0.48%	0.49%	0.34%	0.18%
0.98	%(d)	1.06	%(d)	0.94%		0.73%	0.75%	0.85%	1.25%
4%		5%		17%		24%	7%	28%	22%
0.59	%(d)	0.57	%(d)	0.57%		0.48%	0.49%	0.52%	0.81%

See Notes to Financial Statements.

Munder S&P® SmallCap Index Equity Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	K Shares

	Period
	Ended		Period		Year	Year	Year	Year	Year
	12/31/06		Ended		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		06/30/05		12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Net asset value, beginning of period	$17.09		$15.96		$15.40	$12.91	$9.39	$11.10	$10.96

Income/(loss) from investment operations:
Net investment income	0.02		0.03		0.06	0.05	0.02	0.04	0.05
Net realized and unrealized gain/(loss) on investments	1.03		1.13		1.00	2.74	3.52	(1.71)	0.53

Total from investment operations	1.05		1.16		1.06	2.79	3.54	(1.67)	0.58

Less distributions:
Dividends from net investment income	(0.03)		(0.03)		(0.05)	(0.05)	(0.02)	(0.04)	(0.04)
Distributions from net realized gains	(1.46)		—		(0.45)	(0.25)	—	—	(0.40)

Total distributions	(1.49)		(0.03)		(0.50)	(0.30)	(0.02)	(0.04)	(0.44)

Short-term trading fees	0.00	(c)	0.00	(c)	0.00 (c)	—	—	—	—

Net asset value, end of period	$16.65		$17.09		$15.96	$15.40	$12.91	$9.39	$11.10

Total return (b)	6.56%		7.25%		6.84%	21.62%	37.76%	(15.07)%	6.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$107,132		$112,507		$106,875	$113,631	$97,034	$60,751	$81,407
Ratio of operating expenses to average net assets	0.79	%(d)	0.79	%(d)	0.79%	0.75%	0.79%	0.52%	0.43%
Ratio of net investment income to average net assets	0.27	%(d)	0.39	%(d)	0.38%	0.38%	0.16%	0.34%	0.49%
Portfolio turnover rate	6%		8%		17%	19%	13%	12%	23%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.79	%(d)	0.79	%(d)	0.79%	0.75%	0.79%	0.68%	0.69%

(a)	Class K Shares and Class Y Shares of the Fund commenced operations on November 4, 1999, and August 7, 1997, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount is less than $0.01 per share.

(d)	Annualized.

See Notes to Financial Statements.

Y Shares

Period
Ended		Period		Year	Year	Year	Year	Year
12/31/06		Ended		Ended	Ended	Ended	Ended	Ended
(Unaudited)		06/30/05		12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

$17.05		$15.92		$15.37	$12.89	$9.38	$11.08	$10.94

0.04		0.06		0.09	0.09	0.05	0.06	0.08
1.03		1.12		1.00	2.73	3.50	(1.69)	0.52

1.07		1.18		1.09	2.82	3.55	(1.63)	0.60

(0.05)		(0.05)		(0.09)	(0.09)	(0.04)	(0.07)	(0.06)
(1.46)		—		(0.45)	(0.25)	—	—	(0.40)

(1.51)		(0.05)		(0.54)	(0.34)	(0.04)	(0.07)	(0.46)

0.00	(c)	0.00	(c)	0.00 (c)	—	—	—	—

$16.61		$17.05		$15.92	$15.37	$12.89	$9.38	$11.08

6.70%		7.40%		7.07%	21.96%	38.04%	(14.80)%	6.45%

$12,788		$13,848		$12,655	$14,670	$10,455	$6,391	$8,136
0.54	%(d)	0.54	%(d)	0.54%	0.50%	0.54%	0.27%	0.18%
0.52	%(d)	0.65	%(d)	0.62%	0.63%	0.41%	0.59%	0.74%
6%		8%		17%	19%	13%	12%	23%
0.54	%(d)	0.54	%(d)	0.54%	0.50%	0.54%	0.43%	0.45%

See Notes to Financial Statements.

[This Page Intentionally Left Blank]

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited)

1. Organization

    As of December 31, 2006, the Munder Funds consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the following series of MST: Munder S&P® MidCap Index Equity Fund and Munder S&P® SmallCap Index Equity Fund (each, a “Fund” and collectively, the “S&P® Index Funds”). Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. Each Fund is classified as a diversified management investment company under the 1940 Act. The goal of the Munder S&P® MidCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400®”). The S&P MidCap 400® is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The goal of the Munder S&P® SmallCap Index Equity Fund is to provide performance and income that is comparable to the Standard & Poor’s SmallCap 600® Index (“S&P SmallCap 600®”). The S&P SmallCap 600® is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    Each of the S&P® Index Funds has two classes of shares — Class K and Class Y Shares. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Funds’ prospectus, without either a front-end sales charge or a contingent deferred sales charge. Both classes of shares have identical rights and voting privileges.

    Effective February 14, 2006, each of the S&P® Index Funds changed their fiscal and tax year end from December 31 to June 30.

2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

significant accounting policies followed by each Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities, including financial futures contracts, are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Futures Contracts: During the period ended December 31, 2006, each Fund used futures contracts for cash management purposes (i.e, attempting to remain fully invested while maintaining liquidity), for hedging purposes (attempting to reduce risk by offsetting one investment position with another) or to gain exposure to an investment in a manner other than investing in the asset directly. Upon entering into a futures contract, a Fund deposits with the broker, or pledges as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” When a fund has an open futures contract, subsequent payments (known as “variation margin”) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in futures contract are recorded as unrealized appreciation/ (depreciation) of futures contracts. Each Fund recognizes a realized gain or loss from a futures contract when the contract is closed.

    There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

    Repurchase Agreements: Each repurchase agreement entered into by each Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/ or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: Each Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Each Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. Each Fund also continues to receive the equivalent of the interest or dividends paid on the loaned securities. Each Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and the accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of each Fund are then prorated among the share classes, as applicable, based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Each Fund instructs the

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

custodian to segregate assets with a current market value at least equal to the amount of its when-issued purchase commitments.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Funds’ prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by each Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by each Fund. Each Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on each Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on each Fund’s financial statements disclosures.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

3.	Investment Advisor, Administrator and Other Related Party Transactions

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% (87% on a fully diluted basis) of Munder Capital Management (the “Advisor”), including its World Asset Management division, which was responsible for managing each Fund during that period.

    On December 29, 2006, Comerica sold its interest in the Advisor, but retained ownership of World Asset Management, which became World Asset Management, Inc. (“World”), a wholly-owned subsidiary of Comerica Bank. World continues to serve as sub-advisor for each Fund.

    For its advisory services, during the six months ended December 31, 2006, the Advisor earned from each Fund a fee, computed and payable daily, based on the average daily net assets of each Fund, at the following annual rates:

Fees on Average
Daily Net Assets

Munder S&P® MidCap Index Equity Fund	0.15%
Munder S&P® SmallCap Index Equity Fund	0.15%

    Pursuant to a sub-advisory agreement with the Advisor that became effective on December 29, 2006, World is responsible for the management of each Fund, including all decisions regarding purchases and sales of portfolio securities. For its services with regard to the Funds, World is entitled to receive from the Advisor a fee, computed daily and payable monthly, based on the average daily net assets of each Fund at the following annual rate:

Fund Net Assets	Annual Fee

First $10 million	0.12%
Next $40 million	0.10%
Next $50 million	0.08%
Next $100 million	0.04%
Assets Exceeding $200 million	0.02%

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund an administration fee, computed daily and payable monthly, based on the average

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

daily net assets of each Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from each Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $69,208 and $94,957 before payment of sub-administration fees and $44,302 and $61,803 after payment of sub-administration fees for its administrative services to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively. During the period ended December 31, 2006, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid an annual effective rate of 0.1626% and 0.1553%, respectively, for administrative services.

    Beginning on November 27, 2006, each Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by each Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statements of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Funds. For the period ended December 31, 2006 in connection with the S&P® Index Funds’ investments in the Money Market Fund, the Advisor earned $395 in advisory fees before waivers and reimbursements ($15 after waivers and reimbursements) and $164 in administration fees from the Munder S&P® MidCap Index Equity Fund and $328 in advisory fees before waivers and reimbursements ($12 after waivers and reimbursements) and $136 in administration fees from the Munder S&P® SmallCap Index Equity Fund.

    Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $1,312 and $5,230 for its administrative, record keeping and other related services provided to the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund, respectively, for the six months ended December 31, 2006.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Munder Funds have a Distribution and Service Plan (the “Plan”) with respect to Class K Shares. Under the Plan, service fees may be collected from each Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services to their customers that invest in Class K Shares. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25% on Class K Shares. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Bank is among the Service Organizations who may receive fees from the S&P® Index Funds under the Plan. For shareholder services provided to Class K shareholders for the period ended December 31, 2006, the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund paid $77,266 and $136,810, respectively, to Comerica Bank.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

5. Securities Transactions

    For the period ended December 31, 2006, the cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

	Period Ended
	December 31, 2006

	Purchases	Sales

Munder S&P® MidCap Index Equity Fund	$3,667,864	$9,788,597
Munder S&P® SmallCap Index Equity Fund	7,336,813	15,399,162

    At December 31, 2006, aggregate cost for financial reporting purposes, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value, and net unrealized appreciation for financial reporting purposes were as follows:

		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Appreciation
	For Financial	For Financial	For Financial	For Financial
	Reporting	Reporting	Reporting	Reporting
	Purposes	Purposes	Purposes	Purposes

Munder S&P® MidCap Index Equity Fund	$74,447,072	$28,962,285	$1,836,586	$27,125,699
Munder S&P® SmallCap Index Equity Fund	99,268,963	52,250,706	4,498,529	47,752,177

    At December 31, 2006, the S&P® Index Funds had the following open financial futures contracts:

		Notional	Market	Unrealized
	Number of	Value of	Value of	Appreciation/
	Contracts	Contracts	Contracts	(Depreciation)

Munder S&P® MidCap Index Equity Fund:
S&P MidCap 400® Index, September 2006 (long position)	7	$2,869,346	$2,839,550	$(29,796)
Munder S&P® SmallCap Index Equity Fund:
Russell 2000 Index, September 2006 (long position)	7	2,754,545	2,782,150	27,605
6. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the S&P® Index Funds, and other Munder Funds, participate. Borrowings

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of each S&P® Index Fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, neither S&P® Index Fund utilized the revolving line of credit. For the period ended December 31, 2006, total commitment fees incurred by the Munder S&P® MidCap Index Equity Fund and the Munder S&P® SmallCap Index Equity Fund were $461 and $663, respectively.

7. Indemnification Obligations

    Each Fund has a variety of indemnification obligations under contracts with its service providers. Each Fund’s maximum exposure under these arrangements is unknown. However, the S&P® Index Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole. A Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends received deduction for income tax purposes.

    The tax character of distributions paid to shareholders during the period ended June 30, 2006 and the year ended December 31, 2005 was as follows:

	Period Ended			Year Ended
	June 30, 2006			December 31, 2005

	Ordinary	Long-Term		Ordinary	Long-Term
	Income	Capital Gain	Total	Income	Capital Gain	Total

Munder S&P® MidCap Index Equity Fund	$377,144	$—	$377,144	$2,122,294	$6,241,361	$8,363,655
Munder S&P® SmallCap Index Equity Fund	213,701	—	213,701	1,064,083	2,692,200	3,756,283

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized
	Ordinary	Capital	Appreciation/
	Income	Gains	(Depreciation)	Total

Munder S&P® MidCap Index Equity Fund	$228,568	$5,161,408	$26,358,908	$31,748,884
Munder S&P® SmallCap Index Equity Fund	320,299	8,168,524	42,352,202	50,841,025

    The differences between book and tax unrealized appreciation are primarily due to wash sales, mark-to-market of futures contracts, return of capital dividend payments, real estate investment trust basis adjustments, and deferred trustees’ fees.

9. Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of each Fund was held on October 26, 2006. The purpose of each Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of each Fund approved this proposal and the results of the vote are as set forth below.

S&P® MidCap Index Equity Fund

No. of Shares

For	5,996,829
Against	—
Abstain	—
Broker Non-Votes	—
TOTAL	5,996,829

S&P® SmallCap Index Equity Fund

No. of Shares

For	6,780,841
Against	—
Abstain	—
Broker Non-Votes	—
TOTAL	6,780,841

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    2. A proposal seeking approval of a sub-advisory agreement with World Asset Management, Inc. Shareholders of each Fund approved this proposal and the results of the vote are as set forth below.

S&P® MidCap Index Equity Fund

No. of Shares

For	5,996,829
Against	—
Abstain	—
Broker Non-Votes	—
TOTAL	5,996,829

S&P® SmallCap Index Equity Fund

No. of Shares

For	6,780,841
Against	—
Abstain	—
Broker Non-Votes	—
TOTAL	6,780,841

    3. A proposal seeking approval of a manager of managers arrangement. Shareholders of each Fund did not approve this proposal and the results of the vote are as set forth below.

S&P® MidCap Index Equity Fund

No. of Shares

For	29,515
Against	5,967,314
Abstain	—
Broker Non-Votes	—
TOTAL	5,996,829

S&P® SmallCap Index Equity Fund

No. of Shares

For	15,363
Against	6,765,478
Abstain	—
Broker Non-Votes	—
TOTAL	6,780,841

10. Quarterly Portfolio Schedule

    Each Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

each fiscal year. Each Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of each Fund’s portfolio holdings are available on our website, www.munder.com.

11. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the S&P® Index Funds, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

12. Proxy Voting Record

    Each Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by each Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor, through its division, World Asset Management (“World”), had provided investment advisory services to the S&P® Index Funds, terminated automatically under applicable law. As part of the Transaction, World remained an indirect wholly-owned subsidiary of Comerica.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds, and a New Sub-Advisory Agreement between the Advisor and World (“New Sub-Advisory Agreement”) on behalf of the S&P® Index Funds,

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement and New Sub-Advisory Agreement. At the Board meeting, the Board authorized the submission of each of the New Advisory Agreement and the New Sub-Advisory Agreement to the shareholders of each of the S&P® Index Funds for approval. Shareholders of each of the S&P® Index Funds approved the New Advisory Agreement and the New Sub-Advisory Agreement at a special meeting of shareholders held on October 26, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement and New Sub-Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and the New Sub-Advisory Agreement and determining to submit them to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement and the New Sub-Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement and the New Sub-Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    With respect to the Funds, the Board took note of the fact that the Advisor proposed to delegate to World certain investment advisory services contemplated under the New Advisory Agreement by means of a New Sub-Advisory Agreement between the Advisor and World. In this regard, the Board considered the mechanics and likely impact of the separation of World from the Advisor as part of the Transaction. In particular, they considered the impact these changes would have on the S&P® Index Funds and considered the Advisor’s contemplated process for overseeing and supervising the services that World would be providing to the S&P® Index Funds as a sub-adviser and the adequacy of World’s compliance program. The Advisor also addressed how the firm’s compliance responsibilities are expected to be divided and coordinated between the Advisor and World with respect to the S&P® Index Funds, including, for example, with respect to proxy voting.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement and the New Sub-Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of each S&P® Index Fund and the Advisor: In considering the investment performance of each of the S&P® Index Funds, the Board took note of its comprehensive review of the S&P® Index Funds’ performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of each Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the respective Fund’s benchmark index and the median performance of the respective Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered each Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered each Fund’s one-, three- and five-year total return as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the respective Fund. This information assisted the Board in assessing the investment performance of each Fund in comparison to the performance of its benchmark and that of its peer group of funds. The Board also received performance data for each Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the S&P® Index Funds in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the S&P® Index Funds and the Munder Funds as a group supported approval of the New Advisory Agreement and the New Sub-Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement and the New Sub-Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement and the New Sub-Advisory Agreement.

    (e) A comparison of fee levels of each S&P® Index Fund with those of comparable funds: In considering the advisory fees applicable to each S&P® Index Fund compared to those of comparable funds, the Board took note of its comprehensive review of each S&P® Index Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the S&P® Index Funds’ advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in each Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered each Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s shares in comparison to those of each comparable fund in the Fund’s respective Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s respective Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared each Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of each Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the S&P® Index Funds payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the S&P® Index Funds and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement and the New Sub-Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars

The Munder S&P® Index Funds

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement and the New Sub-Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and the New Sub-Advisory Agreement and unanimously voted to recommend the New Advisory Agreement and the New Sub-Advisory Agreement to shareholders for approval.

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BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal
Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
INVESTMENT SUB-ADVISOR

World Asset Management, Inc.
255 East Brown Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNS&PINDX1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Small-Cap
Value Fund
Class A, B, C, K, R & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very truly yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Statements of Changes in Net Assets — Capital Stock Activity
16	Financial Highlights
22	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. Further, value-based investments are subject to the risk that the broad market may not recognize their intrinsic value. A substantial portion of the Fund’s assets are invested in real estate-related securities, which are subject to special risks related to property tax rates, property values and borrower defaults. The Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby, Julie Hollinshead and John Richardson

    The Fund earned a return of 3.45% for the six months ended December 31, 2006, relative to the 11.81% return for the Russell 2000® Value Index, the 8.80% median return for the Lipper universe of small-cap value funds and the 7.48% median return for the Lipper universe of small-cap core funds. (Lipper includes the Fund in the small-cap core universe.)

    The Fund’s absolute returns suffered and the Fund significantly lagged its Russell 2000® Value benchmark during the six-month period ended December 31, 2006, primarily due to weakness in the Fund’s investments within the industrials, information technology, consumer discretionary and energy sectors. The health care sector was the one source of relative strength for the Fund, largely because of an overweight in West Pharmaceutical Services, Inc. (0.9% of the Fund). The company focuses on technologies used in the process of bringing new drug therapies and health care products to global markets.

    Weakness in the industrials sector was largely attributable to Old Dominion Freight Line, Inc. (0.9% of the Fund), Landstar System, Inc. (0.9% of the Fund), Builders FirstSource, Inc. (0.8% of the Fund) and Universal Forest Products, Inc. (0.1% of the Fund). Old Dominion Freight Line provides motor carrier services and Landstar System provides transportation services to shippers. Builders FirstSource and Universal Forest Products are both suppliers of building products.

    In the information technology sector, performance was negatively impacted by Diodes Incorporated (1.7% of the Fund), j2 Global Communications, Inc. (1.2% of the Fund), Komag, Incorporated (1.0% of the Fund) and Nam Tai Electronics, Inc. Nam Tai, a provider of manufacturing and design services to manufacturers of telecommunication and consumer electronic products, was sold from the Fund in September. Diodes is involved in the semiconductor segment of the information technology sector, j2 Global Communications offers messaging and communication services to individuals and businesses around the world, and Komag designs, manufactures and markets components for computer hard disk drives.

    BorgWarner, Inc. (1.5% of the Fund), Drew Industries Incorporated (0.7% of the Fund) and Thor Industries, Inc. (1.0% of the Fund) negatively impacted performance in the consumer discretionary sector of the Fund. BorgWarner provides components for vehicle power train applications, Drew Industries is a supplier of manufactured home and recreational vehicle components, and Thor Industries is a manufacturer and marketer of recreation vehicles and buses. Pason Systems Inc. (1.4% of the Fund) was largely responsible for the relative weakness of the Fund’s energy sector. TETRA Technologies, Inc. (1.0% of the Fund) also held back the performance of that sector. Pason Systems is a Canadian firm that provides specialized drilling instrumentation systems for use on land-based drilling rigs. TETRA Technologies is a diversified oil and gas services company that provides niche products and services focused on well completion and on late-life production enhancement and decommissioning.

iii

    Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Russell 2000® Value Index is an unmanaged index that measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth rates. The Russell 2000® Index is an unmanaged index that measures the performance of the smallest 2,000 companies in the Russell 3000®Index, an index representing approximately 98% of the investable U.S. equity market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

    The Lipper universe of small-cap core funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. The Lipper small-cap value funds universe data is being provided as supplemental information and the Fund is not a part of that universe. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,033.20	$6.92	1.35%
Class B	$1,000.00	$1,028.80	$10.74	2.10%
Class C	$1,000.00	$1,029.30	$10.74	2.10%
Class K	$1,000.00	$1,032.90	$6.92	1.35%
Class R	$1,000.00	$1,031.80	$8.19	1.60%
Class Y	$1,000.00	$1,034.50	$5.64	1.10%

Hypothetical
Class A	$1,000.00	$1,018.40	$6.87	1.35%
Class B	$1,000.00	$1,014.62	$10.66	2.10%
Class C	$1,000.00	$1,014.62	$10.66	2.10%
Class K	$1,000.00	$1,018.40	$6.87	1.35%
Class R	$1,000.00	$1,017.14	$8.13	1.60%
Class Y	$1,000.00	$1,019.66	$5.60	1.10%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 98.4%
Consumer Discretionary — 14.8%
Auto Components — 3.6%
288,600	BorgWarner, Inc.	$17,033,172
319,400	Drew Industries Incorporated †,(a)	8,307,594
347,419	Noble International, Ltd. (a)	6,965,751
554,600	Spartan Motors, Inc.	8,418,828

		40,725,345

Automobiles — 1.0%
261,200	Thor Industries, Inc. (a)	11,490,188

Hotels, Restaurants & Leisure — 1.5%
419,200	Penn National Gaming, Inc. †	17,447,104

Household Durables — 4.9%
488,300	Interface, Inc., Class A †	6,943,626
328,200	Meritage Homes Corporation †,(a)	15,661,704
365,600	Ryland Group, Inc. (The) (a)	19,969,072
636,200	Tempur-Pedic International Inc. †,(a)	13,016,652

		55,591,054

Specialty Retail — 2.9%
449,200	Cabela’s Incorporated †,(a)	10,839,196
103,200	Tractor Supply Company †	4,614,072
766,800	United Auto Group, Inc. (a)	18,073,476

		33,526,744

Textiles, Apparel & Luxury Goods — 0.9%
376,500	Wolverine World Wide, Inc.	10,737,780

Total Consumer Discretionary		169,518,215

Consumer Staples — 1.9%
Food & Staples Retailing — 1.2%
206,500	Ruddick Corporation (a)	5,730,375
222,300	United Natural Foods, Inc. †,(a)	7,985,016

		13,715,391

Food Products — 0.7%
306,500	Flowers Foods, Inc.	8,272,435

Total Consumer Staples		21,987,826

See Notes to Financial Statements.

1

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy — 7.7%
Energy Equipment & Services — 5.5%
148,200	Core Laboratories N.V. †	$12,004,200
65,100	FMC Technologies, Inc. †	4,012,113
442,750	Oil States International, Inc. †,(a)	14,269,833
1,399,400	Pason Systems, Inc.	15,912,227
458,298	TETRA Technologies, Inc. †,(a)	11,723,263
107,800	Unit Corporation †	5,222,910

		63,144,546

Oil, Gas & Consumable Fuels — 2.2%
588,400	Brigham Exploration Company †,(a)	4,301,204
587,800	Southwestern Energy Company †	20,602,390

		24,903,594

Total Energy		88,048,140

Financials — 33.9%
Capital Markets — 2.6%
240,050	Affiliated Managers Group, Inc. †,(a)	25,236,457
346,800	FBR Capital Markets Corp., 144A †,(b),(c),(d),(e)	5,202,000

		30,438,457

Commercial Banks — 5.0%
231,000	Bank of the Ozarks, Inc. (a)	7,636,860
169,000	Capitol Bancorp Ltd.	7,807,800
155,500	First Midwest Bancorp, Inc.	6,014,740
144,300	IBERIABANK Corporation (a)	8,520,915
206,400	Sterling Financial Corporation	6,978,384
137,100	SVB Financial Group †,(a)	6,391,602
417,300	UCBH Holdings, Inc. (a)	7,327,788
134,100	Wintrust Financial Corporation	6,439,482

		57,117,571

Consumer Finance — 1.5%
139,500	Cash America International, Inc.	6,542,550
403,200	First Cash Financial Services, Inc. †	10,430,784

		16,973,334

Insurance — 2.6%
386,100	Aspen Insurance Holdings Limited	10,177,596
288,000	Assured Guaranty Ltd.	7,660,800

See Notes to Financial Statements.

2

Shares		Value

Financials (Continued)
Insurance (Continued)
233,000	Hub International Limited	$7,313,870
189,700	Max Re Capital Ltd.	4,708,354

		29,860,620

Real Estate Investment Trusts (REITs) — 21.6%
470,400	Alesco Financial Inc.	5,033,280
697,500	American Home Mortgage Investment Corp. (a)	24,496,200
358,300	Anthracite Capital, Inc.	4,561,159
1,345,700	Ashford Hospitality Trust, Inc.	16,753,965
226,500	BioMed Realty Trust, Inc.	6,477,900
312,800	Corporate Office Properties Trust (a)	15,787,016
440,900	Equity One, Inc. (a)	11,754,394
252,300	First Potomac Realty Trust	7,344,453
392,500	Gramercy Capital Corp. (a)	12,124,325
930,900	HomeBanc Corp. (a)	3,937,707
758,600	JER Investors Trust Inc., (a)	15,680,262
671,700	KKR Financial Corp.	17,994,843
357,700	LaSalle Hotel Properties	16,400,545
1,187,700	Luminent Mortgage Capital, Inc.	11,532,567
268,315	New Century Financial Corporation (a)	8,476,071
819,200	Newcastle Investment Corp.	25,657,344
1,005,000	People’s Choice Financial Corporation, 144A †, (b),(c),(d),(e)	2,010,000
796,015	RAIT Financial Trust	27,446,597
239,800	Redwood Trust, Inc.	13,927,584

		247,396,212

Thrifts & Mortgage Finance — 0.6%
120,800	Triad Guaranty, Inc. †,(a)	6,628,296

Total Financials		388,414,490

Health Care — 5.8%
Health Care Equipment & Supplies — 3.8%
383,700	American Medical Systems Holdings, Inc. †,(a)	7,106,124
136,915	Orthofix International N.V. †	6,845,750
316,500	PolyMedica Corporation (a)	12,789,765
170,000	Respironics, Inc. †	6,417,500
191,100	West Pharmaceutical Services, Inc. (a)	9,790,053

		42,949,192

See Notes to Financial Statements.

3

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Health Care (Continued)
Health Care Providers & Services — 0.5%
186,300	VCA Antech, Inc. †	$5,996,997

Life Sciences Tools & Services — 1.5%
680,800	QIAGEN N.V. †,(a)	10,300,504
127,100	Techne Corporation †	7,047,695

		17,348,199

Total Health Care		66,294,388

Industrials — 14.5%
Aerospace & Defense — 2.2%
443,555	Ceradyne, Inc. †,(a)	25,060,857

Building Products — 0.8%
494,400	Builders FirstSource, Inc. †,(a)	8,815,152
12,950	Universal Forest Products, Inc.	603,729

		9,418,881

Electrical Equipment — 2.7%
658,850	AMETEK, Inc.	20,977,784
212,800	General Cable Corporation †	9,301,488

		30,279,272

Industrial Conglomerates — 1.9%
217,100	Carlisle Companies Incorporated (a)	17,042,350
158,800	Raven Industries, Inc. (a)	4,255,840

		21,298,190

Machinery — 4.4%
270,900	Actuant Corporation, Class A (a)	12,908,385
405,300	Commercial Vehicle Group, Inc. †	8,835,540
70,100	Middleby Corporation (The) †,(a)	7,337,367
446,300	Oshkosh Truck Corporation	21,609,846

		50,691,138

Road & Rail — 1.8%
282,800	Landstar System, Inc.	10,797,304
426,584	Old Dominion Freight Line, Inc. †	10,267,877

		21,065,181

See Notes to Financial Statements.

4

Shares		Value

Industrials (Continued)
Trading Companies & Distributors — 0.7%
497,219	Rush Enterprises, Inc., Class B †,(f)	$7,846,116

Total Industrials		165,659,635

Information Technology — 13.6%
Communications Equipment — 2.9%
530,000	DataPath, Inc., 144A †,(b),(c),(d),(e)	5,035,000
732,614	Digi International, Inc. †	10,102,747
674,900	NETGEAR, Inc. †,(a)	17,716,125

		32,853,872

Computers & Peripherals — 1.0%
301,400	Komag, Incorporated †,(a)	11,417,032

Electronic Equipment & Instruments — 1.6%
393,200	FLIR Systems, Inc. †,(a)	12,515,556
495,800	TTM Technologies, Inc. †	5,617,414

		18,132,970

Information Technology Services — 1.8%
218,000	CACI International, Inc. †,(a)	12,317,000
335,400	SRA International, Inc., Class A †,(a)	8,968,596

		21,285,596

Internet Software & Services — 3.3%
389,968	DealerTrack Holdings, Inc. †	11,472,859
493,200	j2 Global Communications, Inc. †,(a)	13,439,700
398,100	TOM Online, Inc., ADR †,(a)	6,162,588
274,200	Websense, Inc. †,(a)	6,259,986

		37,335,133

Semiconductors & Semiconductor Equipment — 1.7%
538,375	Diodes Incorporated †,(a)	19,101,545

Software — 1.3%
943,193	Sonic Solutions †,(a)	15,374,046

Total Information Technology		155,500,194

Materials — 4.8%
Construction Materials — 0.4%
101,000	Eagle Materials Inc. (a)	4,366,230

See Notes to Financial Statements.

5

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Materials (Continued)
Metals & Mining — 4.4%
714,800	AMCOL International Corporation (a)	$19,828,552
291,600	Century Aluminum Company †,(a)	13,019,940
157,550	Quanex Corporation (a)	5,449,654
328,000	Reliance Steel & Aluminum Co.	12,916,640

		51,214,786

Total Materials		55,581,016

Utilities — 1.4%
Electric Utilities — 0.6%
142,633	ALLETE, Inc.	6,638,140

Gas Utilities — 0.8%
134,600	New Jersey Resources Corporation (a)	6,538,868
90,472	South Jersey Industries, Inc.	3,022,669

		9,561,537

Total Utilities		16,199,677

TOTAL COMMON STOCKS
(Cost $871,264,799)		1,127,203,581

INVESTMENT COMPANY SECURITY — 1.1%
(Cost $12,629,378)
12,629,378	Institutional Money Market Fund – Comerica Class Y Shares (f)	12,629,378

Principal
Amount

REPURCHASE AGREEMENT — 0.4%
(Cost $4,209,000)
$4,209,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $4,211,268 on 01/02/2007, collateralized by $4,390,000 FHLMC, 5.000% maturing 12/14/2018 (value $4,296,713)	4,209,000

See Notes to Financial Statements.

6

Shares		Value

COLLATERAL FOR SECURITIES ON LOAN — 19.2%
(Cost $220,701,191)
220,701,191	State Street Navigator Securities Trust – Prime Portfolio (g)	$220,701,191

TOTAL INVESTMENTS
(Cost $1,108,804,368)	119.1%	1,364,743,150
OTHER ASSETS AND LIABILITIES (Net)	(19.1)	(219,239,102)

NET ASSETS	100.0%	$1,145,504,048

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2006 (see Notes to Financial Statements, Note 2). As of December 31, 2006, these securities represent $12,247,000, 1.1% of net assets.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. As of December 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $12,247,000, 1.1% of net assets.

Security	Acquisition Date	Cost

DataPath, Inc., 144A	06/23/2006	$5,830,000
FBR Capital Markets Corp., 144A	07/14/2006	5,202,000
People’s Choice Financial Corporation, 144A	12/21/2004	4,750,000
	06/30/2005	1,202,500
	09/19/2005	1,192,500
	01/03/2006	1,385,000

(f)	Affiliated company security (see Notes to Financial Statements, Note 3 and Note 6).

(g)	At December 31, 2006, the market value of securities on loan is $213,322,384.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

7

Munder Small-Cap Value Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

At December 31, 2006 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	92.0%	$1,053,431,561
Netherlands	2.5	29,150,454
Bermuda	2.0	22,546,750
Canada	1.4	15,912,228
China	0.5	6,162,588

TOTAL COMMON STOCKS	98.4	1,127,203,581
INVESTMENT COMPANY SECURITY	1.1	12,629,378
REPURCHASE AGREEMENT	0.4	4,209,000
COLLATERAL FOR SECURITIES ON LOAN	19.2	220,701,191

TOTAL INVESTMENTS	119.1	1,364,743,150
OTHER ASSETS AND LIABILITIES (Net)	(19.1)	(219,239,102)

NET ASSETS	100.0%	$1,145,504,048

See Notes to Financial Statements.

8

[This Page Intentionally Left Blank]

9

Munder Small-Cap Value Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities of unaffiliated companies* (cost — $1,084,409,597)	$1,340,058,656
Securities of affiliated companies (cost — $20,185,771)	20,475,494
Repurchase agreement (cost — $4,209,000)	4,209,000

Total Investments	1,364,743,150

Cash	793
Interest receivable	1,701
Dividends receivable	4,270,530
Receivable for investment securities sold	4,049,864
Receivable for Fund shares sold	1,170,170
Prepaid expenses and other assets	82,882

Total Assets	1,374,319,090

LIABILITIES:
Payable for Fund shares redeemed	4,585,932
Payable for investment securities purchased	2,410,531
Payable upon return of securities loaned	220,701,191
Transfer agency/record keeping fees payable	522,640
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	308,534
Administration fees payable	87,652
Investment advisory fees payable	63,343
Trustees’ fees and expenses payable	45,735
Shareholder servicing fees payable — Class K Shares	10,876
Custody fees payable	5,400
Accrued expenses and other payables	73,208

Total Liabilities	228,815,042

NET ASSETS	$1,145,504,048

Investments, at cost	$1,108,804,368

*	Including $213,322,384 of securities loaned.

See Notes to Financial Statements.

10

NET ASSETS consist of:
Undistributed net investment income	$3,406,730
Accumulated net realized loss on investments sold	(5,050,519)
Net unrealized appreciation of investments	255,938,070
Paid-in capital	891,209,767

$1,145,504,048

NET ASSETS:
Class A Shares	$485,825,856

Class B Shares	$52,304,669

Class C Shares	$185,098,302

Class K Shares	$52,355,752

Class R Shares	$5,902,736

Class Y Shares	$364,016,733

SHARES OUTSTANDING:
Class A Shares	16,634,268

Class B Shares	1,863,903

Class C Shares	6,617,963

Class K Shares	1,794,612

Class R Shares	202,592

Class Y Shares	12,391,392

CLASS A SHARES:
Net asset value and redemption price per share	$29.21

Maximum sales charge	5.50%
Maximum offering price per share	$30.91

CLASS B SHARES:
Net asset value and offering price per share*	$28.06

CLASS C SHARES:
Net asset value and offering price per share*	$27.97

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$29.17

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$29.14

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$29.38

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

11

Munder Small-Cap Value Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$323,089
Dividends on securities of unaffiliated companies(a)	15,314,896
Dividends on securities of affiliated companies	53,847
Securities lending	557,376

Total Investment Income	16,249,208

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	622,350
Class B Shares	271,927
Class C Shares	936,234
Class R Shares	19,016
Shareholder servicing fees:
Class K Shares	68,858
Investment advisory fees	4,350,123
Transfer agency/record keeping fees	1,131,626
Administration fees	549,892
Custody fees	83,350
Registration and filing fees	37,964
Legal and audit fees	36,722
Trustees’ fees and expenses	21,216
Other	150,890

Total Expenses	8,280,168

NET INVESTMENT INCOME	7,969,040

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Security transactions of unaffiliated companies	(3,968,181)
Foreign currency-related transactions	33
Net change in unrealized appreciation/(depreciation) of:
Securities	30,593,340
Foreign currency-related transactions	(712)

Net realized and unrealized gain on investments	26,624,480

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,593,520

(a)	Net of foreign withholding taxes of $17,704.

See Notes to Financial Statements.

12

Munder Small-Cap Value Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment income	$7,969,040	$9,502,662
Net realized gain/(loss) from security transactions and foreign currency-related transactions	(3,968,148)	85,320,293
Net change in unrealized appreciation/(depreciation) of securities and foreign currency-related transactions	30,592,628	51,757,960

Net increase in net assets resulting from operations	34,593,520	146,580,915
Dividends to shareholders from net investment income:
Class A Shares	(3,692,204)	(3,008,886)
Class B Shares	(118,563)	(195,500)
Class C Shares	(422,456)	(564,063)
Class K Shares	(404,241)	(367,955)
Class R Shares	(33,974)	(30,577)
Class Y Shares	(3,560,337)	(3,103,282)
Distributions to shareholders from net realized gains:
Class A Shares	(12,836,976)	(13,620,958)
Class B Shares	(1,472,968)	(2,013,850)
Class C Shares	(5,015,454)	(5,683,070)
Class K Shares	(1,430,859)	(1,672,075)
Class R Shares	(223,221)	(203,084)
Class Y Shares	(9,152,205)	(10,041,358)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(34,928,310)	69,236,941
Class B Shares	(6,853,933)	(17,169,219)
Class C Shares	(12,640,052)	2,549,781
Class K Shares	(6,971,509)	(4,676,081)
Class R Shares	(2,768,042)	2,956,242
Class Y Shares	(6,560,921)	11,603,390
Short-term trading fees	11,573	43,600
Voluntary contribution from Advisor	—	46,145

Net increase/(decrease) in net assets	(74,481,132)	170,667,056
NET ASSETS:
Beginning of period	1,219,985,180	1,049,318,124

End of period	$1,145,504,048	$1,219,985,180

Undistributed net investment income	$3,406,730	$3,669,465

See Notes to Financial Statements.

13

Munder Small-Cap Value Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold*	$47,356,958	$188,945,917
Issued as reinvestment of dividends and distributions	11,561,559	11,615,513
Redeemed	(93,846,827)	(131,324,489)

Net increase/(decrease)	$(34,928,310)	$69,236,941

Class B Shares:
Sold	$2,096,105	$7,947,352
Issued as reinvestment of dividends and distributions	1,056,222	1,427,428
Redeemed*	(10,006,260)	(26,543,999)

Net decrease	$(6,853,933)	$(17,169,219)

Class C Shares:
Sold	$9,375,287	$28,503,471
Issued as reinvestment of dividends and distributions	3,171,673	3,646,986
Redeemed	(25,187,012)	(29,600,676)

Net increase/(decrease)	$(12,640,052)	$2,549,781

Class K Shares:
Sold	$2,182,384	$8,604,638
Issued as reinvestment of dividends and distributions	462,271	378,246
Redeemed	(9,616,164)	(13,658,965)

Net decrease	$(6,971,509)	$(4,676,081)

Class R Shares:
Sold	$977,265	$3,738,698
Issued as reinvestment of dividends and distributions	157,614	136,356
Redeemed	(3,902,921)	(918,812)

Net increase/(decrease)	$(2,768,042)	$2,956,242

Class Y Shares:
Sold	$24,606,296	$147,840,926
Issued as reinvestment of dividends and distributions	12,044,136	9,020,397
Redeemed	(43,211,353)	(43,295,249)
In-kind redemption	—	(101,962,684)

Net increase/(decrease)	$(6,560,921)	$11,603,390

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

14

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold *	1,673,070	6,726,353
Issued as reinvestment of dividends and distributions	415,138	424,633
Redeemed	(3,302,590)	(4,618,868)

Net increase/(decrease)	(1,214,382)	2,532,118

Class B Shares:
Sold	77,100	295,098
Issued as reinvestment of dividends and distributions	39,587	54,124
Redeemed*	(367,399)	(969,042)

Net decrease	(250,712)	(619,820)

Class C Shares:
Sold	346,384	1,064,561
Issued as reinvestment of dividends and distributions	119,230	138,713
Redeemed	(929,918)	(1,083,116)

Net increase/(decrease)	(464,304)	120,158

Class K Shares:
Sold	77,235	305,590
Issued as reinvestment of dividends and distributions	16,620	13,840
Redeemed	(339,655)	(477,807)

Net decrease	(245,800)	(158,377)

Class R Shares:
Sold	34,730	134,780
Issued as reinvestment of dividends and distributions	5,672	4,993
Redeemed	(136,556)	(32,751)

Net increase/(decrease)	(96,154)	107,022

Class Y Shares:
Sold	855,919	5,252,129
Issued as reinvestment of dividends and distributions	429,677	329,175
Redeemed	(1,518,100)	(1,531,056)
In-kind redemption	—	(3,868,083)

Net increase/(decrease)	(232,504)	182,165

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

15

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/06(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$29.25		$26.52		$23.12	$16.84	$16.95	$16.43

Income/(loss) from investment operations:
Net investment income/(loss)	0.21		0.25		0.20	0.07	0.05	0.09
Net realized and unrealized gain/(loss) on investments	0.71		3.42		3.80	6.21	(0.04)*	1.42

Total from investment operations	0.92		3.67		4.00	6.28	0.01	1.51

Less distributions:
Dividends from net investment income	(0.22)		(0.17)		(0.11)	—	—	(0.05)
Distributions from net realized capital gains	(0.74)		(0.77)		(0.49)	—	(0.12)	(0.94)

Total distributions	(0.96)		(0.94)		(0.60)	—	(0.12)	(0.99)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	—		0.00	(d),(e)	—	—	—	—

Net asset value, end of period	$29.21		$29.25		$26.52	$23.12	$16.84	$16.95

Total return(b)	3.32%		14.10%		17.67%	37.29%	0.20%	10.50%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$485,826		$522,111		$406,154	$76,498	$20,593	$15,143
Ratio of operating expenses to average net assets	1.35	%(f)	1.34%		1.33%	1.39%	1.65%	1.41%
Ratio of net investment income/(loss) to average net assets	1.45	%(f)	0.88%		0.78%	0.33%	0.36%	0.56%
Portfolio turnover rate	18%		36%		26%	43%	70%	85%
Ratio of operating expenses to average net assets without expense waivers	1.35	%(f)	1.34%		1.33%	1.39%	1.66%	1.42%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on January 10, 1997 and February 11, 1997, respectively.
(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Amount represents less than $0.01 per share.
(e)	The voluntary contribution from the Advisor had no impact on total return.
(f)	Annualized.
*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

16

B Shares

Period Ended		Year		Year	Year	Year	Year
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$28.09		$25.60		$22.41	$16.45	$16.68	$16.24

0.10		0.04		0.01	(0.09)	(0.05)	(0.03)
0.67		3.30		3.67	6.05	(0.06)*	1.42

0.77		3.34		3.68	5.96	(0.11)	1.39

(0.06)		(0.08)		—	—	—	(0.01)
(0.74)		(0.77)		(0.49)	—	(0.12)	(0.94)

(0.80)		(0.85)		(0.49)	—	(0.12)	(0.95)

0.00	(d)	0.00	(d)	0.00 (d)	0.00(d )	—	—

—		0.00	(d),(e)	—	—	—	—

$28.06		$28.09		$25.60	$22.41	$16.45	$16.68

2.88%		13.30%		16.76%	36.23%	(0.52)%	9.75%

$52,305		$59,410		$70,013	$49,204	$28,525	$35,505
2.10	%(f)	2.09%		2.08%	2.14%	2.40%	2.16%
0.69	%(f)	0.13%		0.05%	(0.42)%	(0.39)%	(0.19)%
18%		36%		26%	43%	70%	85%
2.10	%(f)	2.09%		2.08%	2.14%	2.41%	2.17%

See Notes to Financial Statements.

17

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/06(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$28.00		$25.53		$22.34	$16.40	$16.63	$16.19

Income/ (loss) from investment operations:
Net investment income/ (loss)	0.10		0.04		0.01	(0.09)	(0.05)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.67		3.28		3.67	6.03	(0.06)*	1.42

Total from investment operations	0.77		3.32		3.68	5.94	(0.11)	1.39

Less distributions:
Dividends from net investment income	(0.06)		(0.08)		—	—	—	(0.01)
Distributions from net realized capital gains	(0.74)		(0.77)		(0.49)	—	(0.12)	(0.94)

Total distributions	(0.80)		(0.85)		(0.49)	—	(0.12)	(0.95)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)	0.00(d )	—	—

Voluntary contribution from Advisor	—		0.00	(d),(e)	—	—	—	—

Net asset value, end of period	$27.97		$28.00		$25.53	$22.34	$16.40	$16.63

Total return(b)	2.93%		13.26%		16.76%	36.22%	(0.52)%	9.78%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$185,098		$198,336		$177,709	$43,699	$11,008	$11,289
Ratio of operating expenses to average net assets	2.10	%(f)	2.09%		2.08%	2.14%	2.40%	2.16%
Ratio of net investment income/ (loss) to average net assets	0.70	%(f)	0.13%		0.04%	(0.42)%	(0.39)%	(0.19)%
Portfolio turnover rate	18%		36%		26%	43%	70%	85%
Ratio of operating expenses to average net assets without expense waivers	2.10	%(f)	2.09%		2.08%	2.14%	2.41%	2.17%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on January 13, 1997 and December 31, 1996, respectively.
(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Amount represents less than $0.01 per share.
(e)	The voluntary contribution from the Advisor had no impact on total return.

(f)	Annualized.

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

18

K Shares

Period Ended		Year		Year	Year	Year	Year
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$29.22		$26.49		$23.10	$16.83	$16.93	$16.40

0.21		0.25		0.19	0.07	0.05	0.09
0.70		3.42		3.80	6.20	(0.03)*	1.43

0.91		3.67		3.99	6.27	0.02	1.52

(0.22)		(0.17)		(0.11)	—	—	(0.05)
(0.74)		(0.77)		(0.49)	—	(0.12)	(0.94)

(0.96)		(0.94)		(0.60)	—	(0.12)	(0.99)

0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—

—		0.00	(d),(e)	—	—	—	—

$29.17		$29.22		$26.49	$23.10	$16.83	$16.93

3.29%		14.12%		17.64%	37.25%	0.32%	10.52%

$52,356		$59,622		$58,248	$47,561	$25,547	$6,530
1.35	%(f)	1.34%		1.33%	1.39%	1.65%	1.41%
1.44	%(f)	0.88%		0.80%	0.33%	0.36%	0.56%
18%		36%		26%	43%	70%	85%
1.35	%(f)	1.34%		1.33%	1.39%	1.66%	1.42%

See Notes to Financial Statements.

19

Munder Small-Cap Value Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	R Shares

	Period Ended		Year		Period
	12/31/06(c)		Ended		Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)

Net asset value, beginning of period	$29.15		$26.44		$22.52

Income/(loss) from investment operations:
Net investment income	0.16		0.18		0.09
Net realized and unrealized gain/(loss) on investments	0.72		3.41		4.44

Total from investment operations	0.88		3.59		4.53

Less distributions:
Dividends from net investment income	(0.15)		(0.11)		(0.12)
Distributions from net realized capital gains	(0.74)		(0.77)		(0.49)

Total distributions	(0.89)		(0.88)		(0.61)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00	(d)

Voluntary contribution from Advisor	—		0.00	(d),(e)	—

Net asset value, end of period	$29.14		$29.15		$26.44

Total return(b)	3.18%		13.83%		20.48%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,903		$8,708		$5,069
Ratio of operating expenses to average net assets	1.60	%(f)	1.60%		1.75	%(f)
Ratio of net investment income to average net assets	1.16	%(f)	0.65%		0.37	%(f)
Portfolio turnover rate	18%		36%		26%
Ratio of operating expenses to average net assets without expense waivers	1.60	%(f)	1.60%		1.75	%(f)

(a)	Class R Shares and Class Y Shares of the Fund commenced operations on July 29, 2004 and December 26, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	The voluntary contribution from the Advisor had no impact on total return.

(f)	Annualized.

*	The per share amount shown does not correspond with the aggregate net realized and unrealized gain/(loss) on investments for the year ended June 30, 2003 due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market value of investments.

See Notes to Financial Statements.

20

Y Shares

Period Ended		Year		Year	Year	Year	Year
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$29.45		$26.69		$23.27	$16.92	$16.98	$16.44

0.25		0.32		0.26	0.12	0.09	0.13
0.71		3.45		3.83	6.24	(0.03)*	1.42

0.96		3.77		4.09	6.36	0.06	1.55

(0.29)		(0.24)		(0.18)	(0.01)	—	(0.07)
(0.74)		(0.77)		(0.49)	—	(0.12)	(0.94)

(1.03)		(1.01)		(0.67)	(0.01)	(0.12)	(1.01)

0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—

—		0.00	(d),(e)	—	—	—	—

$29.38		$29.45		$26.69	$23.27	$16.92	$16.98

3.45%		14.41%		17.93%	37.62%	0.50%	10.84%

$364,017		$371,799		$332,125	$190,411	$80,212	$45,122
1.10	%(f)	1.09%		1.08%	1.14%	1.40%	1.16%
1.72	%(f)	1.13%		1.04%	0.58%	0.61%	0.81%
18%		36%		26%	43%	70%	85%
1.10	%(f)	1.09%		1.08%	1.14%	1.41%	1.17%

See Notes to Financial Statements.

21

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small-Cap Value Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    From July 15, 2005 through August 23, 2006, the Fund was closed to new investors, subject to certain limited exceptions. The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various

22

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/ (depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/ (depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

23

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/(depreciation) of foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with

24

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. Certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date if such information is obtained subsequent to the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and

25

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $549,892 before payment of sub-administration fees and $368,107 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.0949% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included in dividends on securities of affiliated companies in the accompanying Statement of Operations. The Advisor

26

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $2,074 in advisory fees before waivers and expense reimbursements ($77 after waivers and reimbursements) and $858 in administration fees.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $46,145 after completing a review of the application of the Fund’s redemption fee policy in prior years.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. For the period ended December 31, 2006, Comerica Bank was paid $2,876 for its administrative, record keeping and other related services provided to the Fund.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

27

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the ”Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares.

    Comerica Securities, Inc. (”Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $182 to Comerica Securities and $69,024 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $201,432,642 and $284,555,517, respectively, for the period ended December 31, 2006. For the year ended June 30, 2006, the Fund had a redemption in-kind which resulted in a redemption out of the Fund of $101,962,684.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $277,942,254, aggregate gross unrealized depreciation for all securities for which

28

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

there was an excess of financial reporting cost over value was $22,003,472 and net appreciation for financial reporting purposes was $255,938,782. At December 31, 2006, aggregate cost for financial reporting purposes was $1,108,804,368.

6. Affiliated Company Security

    The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At, or during the period ended December 31, 2006, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Realized
Affiliated Company	6/30/06	Cost	Shares	Cost	Shares	12/31/06	Gain

Rush Enterprises, Inc., Class B	$8,403,001	$—	—	—	—	$7,846,116	—

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $6,297.

8. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may utilize earnings and profits distributed to

29

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2006 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total

June 30, 2006	$17,030,732	$23,473,926	$40,504,658

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Long-Term	Unrealized
Income	Gain	Appreciation	Total

$11,450,115	$22,376,183	$224,266,627	$258,092,925

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments, and deferred trustees’ fees.

10.	Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The Meeting was adjourned to November 20, 2006 in order to permit shareholders further time to respond to the solicitation of proxies. The Meeting was then further adjourned and reconvened for a final time on December 14, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	19,202,476
Against	329,471
Abstain	1,464,322
Broker Non-Votes	—
TOTAL	20,996,269

30

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	14,543,835
Against	4,965,059
Abstain	1,487,375
Broker Non-Votes	—
TOTAL	20,996,269

11.	Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

31

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

12.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

32

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

13.	Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15.	Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 Comerica Incorporated’s (“Comerica”) controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on December 14, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to

33

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business

34

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management,

35

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s primary and secondary benchmark indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-and five-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmarks and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

36

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

37

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive

38

Munder Small-Cap Value Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

39

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSCV1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Small-Mid Cap Fund
Class A, B, C, K, R & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Statements of Changes in Net Assets — Capital Stock Activity
14	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund invests in smaller and medium-sized company stocks, which are more volatile and less liquid than larger, more established company securities. The Fund also invests in foreign securities which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by sector. A complete list of holdings as of December 31, 2006, which is further broken down by industry, is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 SECTOR ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Robert Crosby, Tony Dong, Julie Hollinshead, Brian Matuszak, Andy Mui, John Richardson and George Sanders

    The Fund earned a return of 3.55% for the six months ended December 31, 2006, relative to the 6.19% return for the S&P 1000® Index and the 5.51% median return for the Lipper universe of mid-cap growth funds.

    Although the Fund’s performance was helped on an absolute basis by strength in both the small-cap and mid-cap sectors during the six months ended December 31, 2006, the Fund lagged its S&P 1000® benchmark for the period. This was primarily due to the fact that the positive impact on relative performance of strong stock selection in the financials, industrials and utilities sectors was offset by weak relative returns in the information technology, materials and consumer discretionary sectors.

    The top contributions to returns in the financials sector came from overweights in American Capital Strategies, Ltd. (1.6% of the Fund), HDFC Bank Limited (1.5% of the Fund), Affiliated Managers Group, Inc. (1.8% of the Fund) and AmerUs Group Co. AmerUs Group, a U.S. insurance company, was acquired by Aviva plc, a U.K. insurance group, and de-listed in July. American Capital Strategies provides financial advisory services to, and invests in, middle market companies. HDFC Bank provides banking and other financial services in India. Affiliated Managers Group has equity investments in a diverse group of mid-sized investment management firms.

    Overweighted positions in EMCOR Group, Inc. (2.3% of the Fund) and Stericycle, Inc. (1.7% of the Fund) were primarily responsible for the relative strength of the Fund’s industrials sector. EMCOR Group focuses on mechanical and electrical systems, such as lighting, voice and data communication, and heating and ventilation systems. The company also provides site-based operations and maintenance and related services. Stericycle collects, transports and treats medical waste.

    Relative performance in the utilities sector was enhanced by overweights in Equitable Resources, Inc. (2.4% of the Fund), ITC Holdings Corp. (1.4% of the Fund) and Entergy Corporation (0.9% of the Fund). Equitable Resources offers natural gas, natural gas liquids and crude oil products and services. ITC Holdings invests in electricity transmission infrastructure improvements, and Entergy generates, transmits, distributes and sells electric power, and provides natural gas utility service.

    The Fund’s information technology sector was the largest detractor from relative strength. Overweighted positions in j2 Global Communications, Inc. (2.1% of the Fund), FormFactor, Inc. (1.8% of the Fund), and Diodes Incorporated (2.0% of the Fund) had the largest negative impact on relative returns. j2 Global Communications offers messaging and communication services to individuals and businesses around the world, while Form Factor and Diodes operate in the semiconductor segment of the information technology sector.

    Relative weakness in the materials sector of the Fund was due largely to Florida Rock Industries, Inc., a producer of construction materials, and Headwaters Incorporated, a firm that offers technologies that enhance the value of coal, gas, oil

iii

and other natural resources. Florida Rock Industries and Headwaters were eliminated from the Fund in August and November, respectively. Drew Industries Incorporated, a provider of manufactured home and recreational vehicle components, Thor Industries, Inc., a manufacturer and marketer of recreation vehicles and buses, and Pool Corporation (1.1% of the Fund), a provider of swimming pool supplies and related equipment, each had a negative impact on relative performance in the consumer discretionary sector. Drew Industries was eliminated from the Fund in September and Thor Industries was sold in December.

Index performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Standard and Poor’s (S&P) 1000® Index combines the S&P MidCap 400® Index and the S&P SmallCap 600® Index. The S&P MidCap 400® Index is a capitalization-weighted index that measures the performance of the mid-cap sector of the U.S. stock market. The S&P SmallCap 600® Index is a capitalization-weighted index that measures the performance of the small-cap sector of the U.S. stock market. You cannot invest directly in an index, securities in the Fund will not match those in the index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of mid-cap growth funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,034.70	$7.44	1.45%
Class B	$1,000.00	$1,029.40	$11.25	2.20%
Class C	$1,000.00	$1,030.30	$11.26	2.20%
Class K	$1,000.00	$1,033.80	$7.43	1.45%
Class R	$1,000.00	$1,032.90	$8.71	1.70%
Class Y	$1,000.00	$1,035.50	$6.16	1.20%

Hypothetical
Class A	$1,000.00	$1,017.90	$7.38	1.45%
Class B	$1,000.00	$1,014.12	$11.17	2.20%
Class C	$1,000.00	$1,014.12	$11.17	2.20%
Class K	$1,000.00	$1,017.90	$7.38	1.45%
Class R	$1,000.00	$1,016.64	$8.64	1.70%
Class Y	$1,000.00	$1,019.16	$6.11	1.20%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 96.3%
Consumer Discretionary — 14.8%
Diversified Consumer Services — 2.0%
25,750	Service Corporation International	$263,937
7,600	Sotheby’s	235,752

		499,689

Hotels, Restaurants & Leisure — 1.8%
11,105	Penn National Gaming, Inc. †	462,190

Household Durables — 4.2%
16,750	Interface, Inc., Class A †	238,185
7,745	Jarden Corporation †	269,448
7,695	KB Home	394,600
5,355	Pulte Homes, Inc.	177,358

		1,079,591

Leisure Equipment & Products — 1.1%
6,875	Pool Corporation	269,294

Specialty Retail — 5.6%
8,635	GameStop Corporation, Class A †	475,875
7,791	Jos. A. Bank Clothiers, Inc. †	228,666
2,965	Tiffany & Co.	116,346
26,230	United Auto Group, Inc.	618,241

		1,439,128

Textiles, Apparel & Luxury Goods — 0.1%
445	Heelys, Inc. †	14,289

Total Consumer Discretionary		3,764,181

Consumer Staples — 1.3%
Food & Staples Retailing — 1.3%
8,900	United Natural Foods, Inc. †	319,688

Energy — 7.3%
Energy Equipment & Services — 6.0%
11,385	Helmerich & Payne, Inc.	278,591
7,725	National Oilwell Varco Inc. †	472,615
11,155	Oil States International, Inc. †	359,526
12,600	Superior Energy Services, Inc. †	411,768

		1,522,500

See Notes to Financial Statements.

1

Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Energy (Continued)
Oil, Gas & Consumable Fuels — 1.3%
9,930	Southwestern Energy Company †	$348,047

Total Energy		1,870,547

Financials — 17.0%
Capital Markets — 3.1%
4,335	Affiliated Managers Group, Inc. †	455,739
2,235	BlackRock, Inc.	339,496

		795,235

Commercial Banks — 3.5%
3,450	City National Corporation	245,640
4,500	Compass Bancshares, Inc.	268,425
5,050	HDFC Bank Limited, ADR	381,174

		895,239

Insurance — 3.0%
8,527	Delphi Financial Group, Inc.	345,002
1,495	Hub International Limited	46,928
13,600	Security Capital Assurance Ltd.	378,488

		770,418

Real Estate Investment Trusts (REITs) — 5.7%
12,135	American Home Mortgage Investment Corp.	426,181
7,800	Global Signal Inc.	410,826
7,715	LaSalle Hotel Properties	353,733
8,050	Newcastle Investment Corp.	252,126

		1,442,866

Thrifts & Mortgage Finance — 1.7%
8,840	PMI Group, Inc. (The)	416,983

Total Financials		4,320,741

Health Care — 9.3%
Biotechnology — 0.5%
3,660	Vertex Pharmaceuticals Incorporated †	136,957

Health Care Equipment & Supplies — 1.6%
8,455	Hologic, Inc. †	399,752

See Notes to Financial Statements.

2

Shares		Value

Health Care (Continued)
Health Care Providers & Services — 6.8%
8,017	Coventry Health Care, Inc. †	$401,251
6,565	Laboratory Corporation of America Holdings †	482,330
3,000	LCA-Vision, Inc.	103,080
6,440	Psychiatric Solutions, Inc. †	241,629
15,510	VCA Antech, Inc. †	499,267

		1,727,557

Life Sciences Tools & Services — 0.4%
3,770	Nektar Therapeutics †	57,342
1,100	Techne Corporation †	60,995

		118,337

Total Health Care		2,382,603

Industrials — 18.4%
Aerospace & Defense — 2.6%
7,960	Ceradyne, Inc. †	449,740
2,630	L-3 Communications Holdings, Inc.	215,081

		664,821

Commercial Services & Supplies — 3.6%
17,250	Mobile Mini, Inc. †	464,715
5,900	Stericycle, Inc. †	445,450

		910,165

Construction & Engineering — 2.3%
10,245	EMCOR Group, Inc. †	582,428

Electrical Equipment — 1.3%
7,750	General Cable Corporation †	338,753

Industrial Conglomerates — 2.0%
10,052	McDermott International, Inc. †	511,245

Machinery — 2.7%
6,070	Graco Inc.	240,493
9,135	Oshkosh Truck Corporation	442,317

		682,810

Marine — 1.7%
6,655	American Commercial Lines Inc. †	435,969

See Notes to Financial Statements.

3

Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Industrials (Continued)
Road & Rail — 1.8%
6,750	Landstar System, Inc.	$257,715
8,317	Old Dominion Freight Line, Inc. †	200,190

		457,905

Trading Companies & Distributors — 0.4%
6,650	Rush Enterprises, Inc., Class A †	112,518

Total Industrials		4,696,614

Information Technology — 19.0%
Communications Equipment — 1.3%
10,950	CommScope, Inc. †	333,756

Computers & Peripherals — 1.7%
15,405	Logitech International S.A., ADR †	440,429

Information Technology Services — 5.0%
6,455	Cognizant Technology Solutions Corporation, Class A †	498,068
14,285	SRA International, Inc. †	381,981
12,575	Wright Express Corporation †	391,963

		1,272,012

Internet Software & Services — 5.8%
3,975	Akamai Technologies, Inc. †	211,152
11,350	aQuantive, Inc. †	279,891
9,000	DealerTrack Holdings, Inc. †	264,780
19,935	j2 Global Communications, Inc. †	543,229
11,770	TOM Online, Inc., ADR †	182,199

		1,481,251

Semiconductors & Semiconductor Equipment — 4.6%
14,605	Diodes Incorporated †	518,185
12,085	FormFactor, Inc. †	450,166
10,075	Veeco Instruments Inc. †	188,705

		1,157,056

Software — 0.6%
4,180	NAVTEQ Corporation †	146,175

Total Information Technology		4,830,679

See Notes to Financial Statements.

4

Shares		Value

Materials — 2.6%
Chemicals — 2.6%
9,600	Airgas, Inc.	$388,992
7,075	Syngenta AG, ADR	262,766

		651,758

Telecommunication Services — 1.5%
Wireless Telecommunication Services — 1.5%
6,025	NII Holdings, Inc. †	388,251

Utilities — 5.1%
Electric Utilities — 2.3%
2,525	Entergy Corporation	233,108
9,000	ITC Holdings Corp.	359,100

		592,208

Gas Utilities — 2.8%
14,490	Equitable Resources, Inc.	604,958
2,185	New Jersey Resources Corporation	106,147

		711,105

Total Utilities		1,303,313

TOTAL COMMON STOCKS
(Cost $22,240,610)		24,528,375

INVESTMENT COMPANY SECURITIES — 3.5%
Financials — 1.6%
Capital Markets — 1.6%
9,135	American Capital Strategies, Ltd.	422,585

Multi-Sector — 1.9%
Multi-Industry — 1.9%
2,350	iShares S&P® SmallCap 600 Index Fund	155,077
2,225	Midcap SPDRTM Trust, Series 1	326,185

		481,262

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $808,487)		903,847

See Notes to Financial Statements.

5

Munder Small-Mid Cap Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount

REPURCHASE AGREEMENT — 0.2%
(Cost $49,000)
$49,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $49,026 on 01/02/2007, collateralized by $55,000 FHLMC 5.000% maturing 12/14/2018 (value $53,831)	$49,000

TOTAL INVESTMENTS
(Cost $23,098,097)	100.0%	25,481,222
OTHER ASSETS AND LIABILITIES (Net)	0.0 #	(152)

NET ASSETS	100.0%	$25,481,070

†	Non-income producing security.

#	Amount represents less than 0.1% of net assets.

ABBREVIATIONS:
ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
SPDR — Standard & Poors® Depositary Receipt

See Notes to Financial Statements.

6

At December 31, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	89.8%	$22,883,319
Switzerland	2.8	703,194
India	1.5	381,174
Bermuda	1.5	378,488
China	0.7	182,200

TOTAL COMMON STOCKS	96.3	24,528,375
INVESTMENT COMPANY SECURITIES	3.5	903,847
REPURCHASE AGREEMENT	0.2	49,000

TOTAL INVESTMENTS	100.0	25,481,222
OTHER ASSETS AND LIABILITIES (Net)	0.0 #	(152)

NET ASSETS	100.0%	$25,481,070

#	Amount represents less than 0.1% of net assets.

See Notes to Financial Statements.

7

Munder Small-Mid Cap Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$25,432,222
Repurchase agreement	49,000

Total Investments	25,481,222
Cash	212
Interest receivable	20
Dividends receivable	20,263
Receivable from Advisor	23,425
Receivable for Fund shares sold	59,450
Receivable for investment securities sold	20,701
Prepaid expenses and other assets	41,749

Total Assets	25,647,042

LIABILITIES:
Payable for Fund shares redeemed	1,016
Payable for investment securities purchased	38,273
Trustees’ fees and expenses payable	18,254
Transfer agency/record keeping fees payable	17,947
Investment advisory fees payable	16,355
Custody fees payable	11,019
Distribution and shareholder servicing fees payable — Class A, B, C and R Shares	8,308
Administration fees payable	8,192
Shareholder servicing fees payable — Class K Shares	8
Accrued expenses and other payables	46,600

Total Liabilities	165,972

NET ASSETS	$25,481,070

Investments, at cost	$23,098,097

See Notes to Financial Statements.

8

NET ASSETS consist of:
Accumulated net investment loss	$(75,770)
Accumulated net realized loss on investments sold	(1,117,602)
Net unrealized appreciation of investments	2,383,125
Paid-in capital	24,291,317

$25,481,070

NET ASSETS:
Class A Shares	$10,778,453

Class B Shares	$1,246,895

Class C Shares	$5,597,778

Class K Shares	$37,766

Class R Shares	$349,830

Class Y Shares	$7,470,348

SHARES OUTSTANDING:
Class A Shares	950,733

Class B Shares	111,284

Class C Shares	499,549

Class K Shares	3,333

Class R Shares	30,992

Class Y Shares	656,859

CLASS A SHARES:
Net asset value and redemption price per share	$11.34

Maximum sales charge	5.50%
Maximum offering price per share	$12.00

CLASS B SHARES:
Net asset value and offering price per share*	$11.20

CLASS C SHARES:
Net asset value and offering price per share*	$11.21

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$11.33

CLASS R SHARES:
Net asset value, offering price and redemption price per share	$11.29

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$11.37

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

9

Munder Small-Mid Cap Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$4,481
Dividends on securities of unaffiliated companies(a)	114,773
Dividends on securities of affiliated company	725

Total Investment Income	119,979

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	14,370
Class B Shares	5,755
Class C Shares	26,735
Class R Shares	210
Shareholder servicing fees:
Class K Shares	46
Investment advisory fees	89,401
Administration fees	44,362
Registration and filing fees	37,091
Printing and mailing fees	28,746
Custody fees	25,901
Transfer agency/record keeping fees	24,875
Legal and audit fees	22,233
Trustees’ fees and expenses	18,151
Other	8,442

Total Expenses	346,318
Expenses reimbursed by Advisor	(156,151)

Net Expenses	190,167

NET INVESTMENT LOSS	(70,188)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions	(766,976)
Net change in unrealized appreciation/(depreciation) of securities	1,708,960

Net realized and unrealized gain on investments	941,984

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$871,796

(a)	Net of foreign withholding taxes of $26.

See Notes to Financial Statements.

10

Munder Small-Mid Cap Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006(a)

Net investment loss	$(70,188)	$(58,592)
Net realized loss from security transactions	(766,976)	(351,087)
Net change in unrealized appreciation/(depreciation) of securities	1,708,960	674,165

Net increase in net assets resulting from operations	871,796	264,486
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(1,967,535)	12,307,209
Class B Shares	168,252	1,020,136
Class C Shares	298,659	5,072,431
Class K Shares	—	33,680
Class R Shares	294,801	54,497
Class Y Shares	3,308,327	3,751,692
Short-term trading fees	1,010	1,629

Net increase in net assets	2,975,310	22,505,760
NET ASSETS
Beginning of period	22,505,760	—

End of period	$25,481,070	$22,505,760

Accumulated net investment loss	$(75,770)	$(5,582)

(a)	The Fund commenced operations on July 1, 2005.

See Notes to Financial Statements.

11

Munder Small-Mid Cap Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006(a)

Amount
Class A Shares:
Sold	$1,860,582	$13,168,801
Redeemed	(3,828,117)	(861,592)

Net increase/(decrease)	$(1,967,535)	$12,307,209

Class B Shares:
Sold	$220,408	$1,083,204
Redeemed	(52,156)	(63,068)

Net increase	$168,252	$1,020,136

Class C Shares:
Sold	$1,001,390	$5,163,781
Redeemed	(702,731)	(91,350)

Net increase	$298,659	$5,072,431

Class K Shares:
Sold	$—	$33,680

Net increase	$—	$33,680

Class R Shares:
Sold	$296,639	$54,497
Redeemed	(1,838)	—

Net increase	$294,801	$54,497

Class Y Shares:
Sold	$3,445,031	$4,389,492
Redeemed	(136,704)	(637,800)

Net increase	$3,308,327	$3,751,692

(a)	All Shares of the Fund commenced operations on July 1, 2005.

See Notes to Financial Statements.

12

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006(a)

Shares
Class A Shares:
Sold	173,560	1,215,858
Redeemed	(354,478)	(84,207)

Net increase/(decrease)	(180,918)	1,131,651

Class B Shares:
Sold	20,901	101,195
Redeemed	(4,924)	(5,888)

Net increase	15,977	95,307

Class C Shares:
Sold	93,901	480,246
Redeemed	(65,715)	(8,883)

Net increase	28,186	471,363

Class K Shares:
Sold	—	3,333

Net increase	—	3,333

Class R Shares:
Sold	25,950	5,207
Redeemed	(165)	—

Net increase	25,785	5,207

Class Y Shares:
Sold	318,986	407,482
Redeemed	(12,088)	(57,521)

Net increase	306,898	349,961

(a)	All Shares of the Fund commenced operations on July 1, 2005.

See Notes to Financial Statements.

13

Munder Small-Mid Cap Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares			B Shares			C Shares

	Period Ended		Year	Period Ended		Year	Period Ended		Year
	12/31/06(c)		Ended	12/31/06(c)		Ended	12/31/06(c)		Ended
	(Unaudited)		6/30/06(c)	(Unaudited)		6/30/06(c)	(Unaudited)		6/30/06(c)

Net asset value, beginning of period	$10.96		$10.00	$10.88		$10.00	$10.88		$10.00

Income/(loss) from investment operations:
Net investment loss	(0.02)		(0.05)	(0.07)		(0.13)	(0.07)		(0.13)
Net realized and unrealized gain on investments	0.40		1.01	0.39		1.01	0.40		1.01

Total from investment operations	0.38		0.96	0.32		0.88	0.33		0.88

Short-term trading fees	0.00	(d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00	(d)	0.00 (d)

Net asset value, end of period	$11.34		$10.96	$11.20		$10.88	$11.21		$10.88

Total return(b)	3.47%		9.60%	2.94%		8.80%	3.03%		8.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,778		$12,405	$1,247		$1,037	$5,598		$5,127
Ratio of operating expenses to average net assets	1.45	%(e)	1.45%	2.20	%(e)	2.20%	2.20	%(e)	2.20%
Ratio of net investment loss to average net assets	(0.45	)%(e)	(0.43)%	(1.20	)%(e)	(1.18)%	(1.20	)%(e)	(1.18)%
Portfolio turnover rate	44%		81%	44%		81%	44%		81%
Ratio of operating expenses to average net assets without expense reimbursements	2.77	%(e)	5.48%	3.51	%(e)	6.23%	3.51	%(e)	6.23%

(a)	All Shares of the Fund commenced operations on July 1, 2005.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

14

K Shares			R Shares			Y Shares

Period Ended		Year	Period Ended		Year	Period Ended		Year
12/31/06(c)		Ended	12/31/06(c)		Ended	12/31/06(c)		Ended
(Unaudited)		6/30/06(c)	(Unaudited)		6/30/06(c)	(Unaudited)		6/30/06(c)

$10.96		$10.00	$10.93		$10.00	$10.98		$10.00

(0.02)		(0.05)	(0.04)		(0.07)	(0.01)		(0.02)
0.39		1.01	0.40		1.00	0.40		1.00

0.37		0.96	0.36		0.93	0.39		0.98

0.00	(d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00	(d)	0.00 (d)

$11.33		$10.96	$11.29		$10.93	$11.37		$10.98

3.38%		9.60%	3.29%		9.30%	3.55%		9.80%

$38		$37	$350		$57	$7,470		$3,844
1.45	%(e)	1.45%	1.70	%(e)	1.70%	1.20	%(e)	1.20%
(0.45	)%(e)	(0.43)%	(0.75	)%(e)	(0.68)%	(0.17	)%(e)	(0.18)%
44%		81%	44%		81%	44%		81%
2.76	%(e)	5.48%	2.94	%(e)	5.73%	2.49	%(e)	5.23%

See Notes to Financial Statements.

15

[This Page Intentionally Left Blank]

16

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Small-Mid Cap Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide long-term capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 6 classes of shares — Class A, Class B, Class C, Class K, Class R and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K, Class R and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or

17

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

18

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment

19

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.75% of the value of its average daily net assets.

    Pursuant to a contract with the Fund, the Advisor agreed to reimburse certain expenses of the Fund to the extent necessary to maintain the Fund’s operating expenses at 1.45%, 2.20%, 2.20%, 1.45%, 1.70% and 1.20% for Class A, Class B, Class C, Class K, Class R and Class Y Shares, respectively. For the period ended December 31, 2006, such reimbursements totaled $156,151, and are reflected as expenses reimbursed by Advisor in the accompanying Statement of Operations.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average

20

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $44,362 before payment of sub-administration fees and $27,274 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.3724% for administrative services.

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included in dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $28 in advisory fees before waivers and expense reimbursements ($1 after all waivers and reimbursements) and $12 in administration fees.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $284 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to

21

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the ”Plan”) with respect to the Class A, Class B, Class C, Class R and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the ”Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B, Class C and Class R Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C	Class R	Class K
Shares	Shares	Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees	12b-1 Fees	Service Fees

0.25%	1.00%	1.00%	1.00%	0.25%

    For Class R Shares, the 12b-1 fees have been limited to 0.50% pursuant to the Fund’s contract with the Distributor. No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, is among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $2 to Comerica Securities

22

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

for shareholder and/or distribution-related services provided to Class A, Class B, Class C, Class K and Class R shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $12,649,033 and $10,405,486, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $3,090,544, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $707,419 and net appreciation for financial reporting purposes was $2,383,125. At December 31, 2006, aggregate cost for financial reporting purposes was $23,098,097.

6.	Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $112.

7.	Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by

23

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the Fund as a whole. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Post	Capital
October	Loss	Unrealized
Loss	Carryover	Appreciation	Total

$(216,588)	$(41,500)	$581,627	$323,539

    The differences between book and tax distributable earnings are primarily due to wash sales, real estate investment trust basis adjustments and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $41,500 of unused capital losses which expire in 2014.

    Certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2005 and June 30, 2006 of $216,588.

9.	Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The Meeting was adjourned in order to permit shareholders further time to respond to the solicitation of proxies and was reconvened on November 20, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	990,426
Against	43,374
Abstain	119,667
Broker Non-Votes	—
TOTAL	1,153,467

24

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal and the results of the vote are as set forth below.

No. of Shares

For	619,525
Against	410,522
Abstain	123,420
Broker Non-Votes	—
TOTAL	1,153,467

10.	Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

25

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

11.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

26

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

12.	Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

13.	Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14.	Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on November 20, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to

27

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business

28

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management,

29

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its consideration during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act, that this Fund had only recently commenced operations and, as a result, it was too early to reach any conclusions on the Fund’s performance. At its August 21-22, 2006 meeting, the Board received the one-year total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of June 30, 2006 compared to the performance of the Fund’s benchmark and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmark and that of its peer group of funds. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group did not preclude approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also

30

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee

31

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

32

Munder Small-Mid Cap Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

33

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34

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35

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer
and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNSMC1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Tax-Free
Money Market Fund
Class A, K & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Statements of Changes in Net Assets — Capital Stock Activity
22	Financial Highlights
25	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,014.20	$3.76	0.74%
Class K	$1,000.00	$1,013.90	$4.01	0.79%
Class Y	$1,000.00	$1,014.70	$3.25	0.64%

Hypothetical
Class A	$1,000.00	$1,021.48	$3.77	0.74%
Class K	$1,000.00	$1,021.22	$4.02	0.79%
Class Y	$1,000.00	$1,021.98	$3.26	0.64%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Munder Tax-Free Money Market Fund

Investment Allocation, December 31, 2006 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by maturity. A complete list of holdings as of December 31, 2006 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Principal
Amount		Value

TAX-EXEMPT COMMERCIAL PAPER — 7.5%
Florida — 0.9%
$2,000,000	Jacksonville Electric Authority Series 2001-C, 3.530% due 03/07/2007	$2,000,000

Massachusetts — 0.6%
1,500,000	Massachusetts Health and Education University, Revenue, 3.650% due 01/09/2007	1,500,000

Michigan — 1.3%
3,000,000	Regents of the University of Michigan, Series G, 3.650% due 01/08/2007	3,000,000

Minnesota — 1.3%
3,000,000	City of Rochester, Minnesota, Series 2000-B, 3.540% due 02/08/2007	3,000,000

Pennsylvania — 1.3%
3,000,000	Delaware County Industrial Development Authority, Pollution Control Revenue Refunding Bonds, Series 2001-A, (Wachovia Bank, N.A., LOC), 3.500% due 02/15/2007	3,000,000

Texas — 2.1%
	San Antonio, Texas, Electric and Gas Series A:
2,000,000	3.520% due 02/12/2007	2,000,000
1,000,000	3.530% due 03/13/2007	1,000,000
2,000,000	Texas Public Financing Authority, Series 02-A, 3.500% due 02/15/2007	2,000,000

		5,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $17,500,000)		17,500,000

MUNICIPAL BONDS AND NOTES — 87.3%
Alabama — 1.9%
1,000,000	Jefferson County, Alabama, Sewer Revenue, Refunded Balance, Warrants, Series D, FGIC Insured, 5.750% due 02/01/2022 Pre-refunded 02/01/2007	1,011,790
2,000,000	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue, Infirmary Health System, Series A, (Bank of Nova Scotia, LOC), 3.910% due 02/01/2040 (a)	2,000,000

See Notes to Financial Statements.

1

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Alabama (Continued)
$1,400,000	Mobile, Alabama, Industrial Development Board Dock & Wharf Revenue, Refunding, Holnam Incorporated Project, Series A, (Bayerische Landesbank, LOC), 3.890% due 06/01/2032 (a)	$1,400,000

		4,411,790

Arizona — 2.5%
2,000,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, Tucson Electric Power, Series 83-A, (ABN AMRO Bank N.V., LOC), 3.900% due 12/15/2018 (a)	2,000,000
3,750,000	Pima County, Arizona, Industrial Development Authority, (Tucson Electric), (Bank of New York, LOC), 3.930% due 12/01/2022 (a)	3,749,985

		5,749,985

California — 0.8%
1,800,000	Santa Clara County, California, El Camino Hospital District, Hospital Facilities Authority Revenue, Aces Lease Valley Medical Center Project, Series A, (State Street Bank & Trust Co., LOC), 3.800% due 08/01/2015 (a)	1,800,000

Colorado — 3.3%
	Colorado Educational & Cultural Facilities Authority Revenue:
1,750,000	Clayton Foundation Project, (Wells Fargo Bank N.A., LOC), 3.910% due 07/01/2036 (a)	1,750,000
1,250,000	Denver Art Museum Project, (Wells Fargo Bank N.A., LOC), 3.910% due 01/01/2034 (a)	1,250,000
1,150,000	Colorado Health Facilities Authority Revenue, Refunding, Hospital NCMC Incorporated Project, (FSA Insured), (Keybank N.A., SPA), 3.900% due 05/15/2024 (a)	1,150,000
1,500,000	Colorado Housing & Finance Authority Revenue, Refunding, Multifamily Housing Grant A, (Wells Fargo Bank N.A, LOC), 3.910% due 05/01/2019 (a)	1,500,000

See Notes to Financial Statements.

2

Principal
Amount		Value

Colorado (Continued)
$2,000,000	Colorado Springs, Colorado, Revenue, Fine Arts Center Project, (Wells Fargo Bank N.A., LOC), 3.910% due 07/01/2021 (a)	$2,000,000

		7,650,000

Delaware — 0.7%
1,605,000	Kent County, Delaware, Student Housing Revenue, Delaware State University Student Housing B, (Wachovia Bank N.A., LOC), 3.920% due 07/01/2036 (a)	1,605,000

District Of Columbia — 0.8%
2,000,000	District of Columbia Revenue, Hospital For Sick Children, (SunTrust Bank, LOC), 3.920% due 01/01/2035 (a)	2,000,000

Florida — 6.3%
3,000,000	Alachua County, Florida, Health Facilities Authority Revenue, Shands Teaching Hospital, Series A, (SunTrust Bank, LOC), 3.990% due 12/01/2012 (a)	3,000,000
1,800,000	Collier County, Florida, Health Facilities Revenue, Moorings Incorporated Project, (Wachovia Bank N.A., LOC), 3.910% due 06/01/2035 (a)	1,800,000
2,995,000	Dade County, Florida, Water & Sewer Systems Revenue, (FGIC Insured), (Lloyds TSB Bank, SPA), 3.890% due 10/05/2022 (a)	2,995,000
2,250,000	Florida State Board of Education, GO, Refunding Capital Outlay, Series D, 5.000% due 06/01/2007	2,263,553
1,700,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue, Refunding, Methodist, (SunTrust Bank, LOC), 3.990% due 10/01/2015 (a)	1,700,000

See Notes to Financial Statements.

3

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Florida (Continued)
$3,000,000	Jacksonville, Florida, Health Facilities Authority Hospital Revenue, Series A, (Bank of America N.A., LOC), 3.990% due 08/15/2033 (a)	$3,000,000

		14,758,553

Georgia — 5.1%
2,000,000	Bartow County, Georgia, GO, Sales Tax, (MBIA Insured), 5.000% due 02/01/2007	2,002,375
1,500,000	Atlanta, Georgia, Water and Sewer Revenue, Second Lien, Revenue, (FGIC Insured), 5.250% due 01/01/2027 Pre-refunded 01/01/2007	1,515,000
1,925,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 3.950% due 03/01/2022 (a)	1,925,000
	De Kalb Private Hospital, Hospital Authority, Georgia, Revenue Anticipation Certificates:
1,400,000	Egleston Children’s Hospital, Series A (SunTrust Bank, Atlanta, LOC), 3.910% due 03/01/2024 (a)	1,400,000
1,000,000	ESR Childrens Health, Series B, (SunTrust Bank, LOC), 3.910% due 12/01/2028 (a)	1,000,000
1,100,000	Gwinnett County, Georgia, School District, GO, Refunding, 5.000% due 02/01/2007	1,101,245
3,000,000	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series B, (Bayerische Landesbank, Westdeutsche Landesbank, LOC), 3.920% due 07/01/2025 (a)	3,000,000

		11,943,620

Hawaii — 0.9%
2,000,000	Hawaii State, GO, Series CN, (FGIC Insured), 5.500% due 03/01/2014, Pre-refunded 03/01/2007	2,046,037

See Notes to Financial Statements.

4

Principal
Amount		Value

Idaho — 0.9%
$2,000,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, Multiple Mode Community School Project, (Bank of New York, LOC), 3.910% due 08/01/2035 (a)	$2,000,000

Illinois — 8.8%
	City of Chicago IL:
2,250,000	Skyway Toll Bridge Revenue, Refunding, (MBIA Insured), ETM, 6.000% due 01/01/2007	2,250,000
2,700,000	Neighborhoods Alive, Series 21-B, GO (MBIA Insured), (DEPFA Bank PLS, SPA), 3.950% due 01/01/2037 (a)	2,700,000
2,000,000	Water Revenue (Bank One N.A., LOC), 3.930% due 11/01/2030 (a)	2,000,000
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (LaSalle Bank, N.A., LOC), 3.930% due 08/01/2015 (a)	3,500,000
1,700,000	Illinois Educational Facilities Authority Revenue, Field Museum National History, (Northern Trust Company, LOC), 3.970% due 11/01/2025 (a)	1,700,000
3,000,000	Illinois Finance Authority Revenue, Latin School Project, Series B, (JP Morgan Chase Bank, LOC), 3.950% due 08/01/2035 (a)	3,000,000
1,000,000	Illinois Health Facilities Authority Revenue, Revolving Fund Pooled- B, (Bank of America, N.A., LOC), 3.900% due 08/01/2020 (a)	1,000,000
3,305,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Refunding, Series B, (MBIA Insured), (Societe Generale, LOC), 3.890% due 01/01/2010 (a)	3,305,000
1,200,000	Schaumburg, Illinois, GO, Series A, (Northern Trust Company, SPA), 3.920% due 12/01/2013 (a)	1,200,000

		20,655,000

See Notes to Financial Statements.

5

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Indiana — 0.9%
$1,000,000	Goshen, Indiana, Economic Development Revenue, Goshen College Project, (Bank One Indiana N.A., LOC), 3.950% due 10/01/2037 (a)	$1,000,000
1,180,000	Indiana State Finance Authority Environmental Revenue, Refunding, Improvement ISPAT Inland Inc., (Royal Bank of Scotland, LOC), 3.900% due 06/01/2035 (a)	1,180,000

		2,180,000

Iowa — 3.0%
2,000,000	City of Des Moines, Iowa, GO, Refunding, Series A, 4.000% due 06/01/2007	2,003,906
3,000,000	Iowa Finance Authority Health Care Facilities Revenue, Refunding, Iowa Health Systems, Series A-1, (FGIC Insured), (Citibank N.A., SPA), 3.900% due 02/15/2035 (a)	3,000,000
2,000,000	Iowa State, Tax & Revenue Anticipation Notes, GO, 4.250% due 06/29/2007	2,006,939

		7,010,845

Kansas — 0.4%
1,000,000	Wamego, Kansas, Pollution Control Revenue, Refunding, Utilicorp United Inc. Project, (Citibank, N.A., LOC), 3.970% due 03/01/2026 (a)	1,000,000

Kentucky — 2.2%
2,060,000	Franklin County, Kentucky Economic Development Revenue, Refunding, Frankfort YMCA Project, (Fifth Third Bank, LOC), 3.920% due 07/01/2026 (a)	2,060,000
3,000,000	Shelby County, Kentucky Lease Revenue, Series A, (U.S. Bank NA, LOC), 4.000% due 09/01/2034 (a)	3,000,000

		5,060,000

Massachusetts — 5.9%
	Massachusetts State Development Finance Agency:
3,275,000	Bartlett School, (TD Banknorth N.A., LOC), 3.920% due 03/01/2036 (a)	3,275,000

See Notes to Financial Statements.

6

Principal
Amount		Value

Massachusetts (Continued)
	Massachusetts State Development Finance Agency (Continued):
$2,875,000	Charles River School, (Citizens Bank of MA, LOC), 3.890% due 10/01/2032 (a)	$2,875,000
	Massachusetts State Water Resources Authority:
2,945,000	Multi-Modal Subordinated General, Series B, (AMBAC Insured), (Scotiabank, SPA), 3.880% due 04/01/2028 (a)	2,945,000
1,700,000	General Multi-Modal Subordinated, Refunding, Series C, (Bayerische Landesbank, SPA), (FGIC Insured), 3.880% due 08/01/2037 (a)	1,700,000
3,000,000	Massachusetts State, GO, Consolidated Loan, Series A, (Dexia Credit Local, SPA), 3.960% due 03/01/2026 (a)	3,000,000

		13,795,000

Michigan — 4.2%
1,250,000	Anchor Bay, Michigan, School District, GO, (MBIA Insured, Q-SBLF), 5.500% due 05/01/2026 Pre-refunded 05/01/2007	1,258,046
2,550,000	Lenawee County, Michigan, Economic Development Corporation Revenue, Refunding, Siena Heights University Project, (Fifth Third Bank, LOC), 3.920% due 11/01/2024 (a)	2,550,000
1,000,000	Michigan State Hospital Finance Authority Revenue, Refunding, Hospital Henry Ford Health Center, (Charter One Bank FSB, LOC), 3.900% due 11/15/2040 (a)	1,000,000
1,000,000	Michigan State Hospital Finance Authority Revenue, North Ottawa Care Center Incorporated, (National City Bank Midwest, LOC), 3.930% due 05/01/2036 (a)	1,000,000
	Michigan State Strategic Fund Limited Obligation Revenue:
1,000,000	Grand Rapids Art Museum A, (LaSalle Bank Midwest, LOC), 3.920% due 05/01/2041 (a)	1,000,000
1,600,000	Roeper School Project, (Standard Federal Bank, LOC), 3.930% due 05/01/2032 (a)	1,600,000

See Notes to Financial Statements.

7

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Michigan (Continued)
	Michigan State Strategic Fund Limited Obligation Revenue (Continued):
$1,500,000	Detroit Symphony Project, Series B, (Michigan National Bank, LOC), 4.000% due 06/01/2031 (a)	$1,500,000

		9,908,046

Minnesota — 0.6%
1,410,000	Midwest Consortium of Municipal Utilities, Minnesota Revenue, Draw Down Association Financing Program, Series B, (U.S. Bank, NA, LOC), 3.910% due 10/01/2035 (a)	1,410,000

Mississippi — 0.4%
1,000,000	Mississippi Development Bank Special Obligation, East Mississippi Correction Facility, Series A, (Royal Bank of Canada, SPA), (FGIC Insured), 3.910% due 08/01/2017 (a)	1,000,000

Missouri — 2.8%
	Missouri State Health & Educational Facilities Authority Revenue:
1,100,000	SSM Health Care, Refunding, Series C-2, (Bank of New York, SPA), (FGIC Insured), 3.900% due 06/01/2019 (a)	1,100,000
2,950,000	St Louis University, Series A, (Bank of New York, SPA), (MBIA Insured), 3.950% due 10/01/2035 (a)	2,950,000
2,575,000	Missouri State Highways & Transit Commission, Multi-Modal, Third Lien, Series B-1, (State Street Bank & Trust Co., LOC), 3.880% due 05/01/2015 (a)	2,575,000

		6,625,000

Montana — 1.3%
3,100,000	Forsyth, Montana, Pollution Control Revenue, Refunding, Pacificorp Project, (BNP Paribas, LOC), 4.000% due 01/01/2018 (a)	3,100,000

See Notes to Financial Statements.

8

Principal
Amount		Value

New Jersey — 1.4%
$2,000,000	New Jersey State Transportation Trust Fund Authority, Transportation Systems Series B, ETM, 6.000% due 06/15/2007	$2,022,722
1,150,000	New Jersey State, Tax and Revenue Anticipation Notes, GO, 4.500% due 06/22/2007	1,155,255

		3,177,977

New Mexico — 1.7%
3,000,000	Farmington, New Mexico, Pollution Control Revenue, Refunding, Arizona Public Service Company, Series A, (Barclays Bank PLC, LOC), 4.000% due 05/01/2024 (a)	3,000,000
1,000,000	New Mexico State, Tax and Revenue Anticipation Notes, 4.500% due 06/29/2007	1,003,525

		4,003,525

New York — 0.7%
1,700,000	New York State Housing Finance Agency Service Contract Revenue, Refunding, Series B, (BNP Paribas, LOC), 3.850% due 03/15/2026 (a)	1,700,000

North Carolina — 4.6%
2,000,000	City of Winston-Salem, North Carolina, Water & Sewer Revenue, Refunding, Series C, (Dexia Credit Local, SPA), 3.950% due 06/01/2028 (a)	2,000,000
1,040,000	Greensboro, North Carolina, Public Improvement, (Bank of America, N.A., SPA), 3.950% due 04/01/2019 (a)	1,040,000
1,330,000	North Carolina Medical Care Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 3.950% due 09/01/2021 (a)	1,330,000
1,635,000	North Carolina Medical Care, Community Hospital Revenue, J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 3.950% due 05/01/2018 (a)	1,635,000
985,000	North Carolina State Water and Sewer System Revenue, (Bank of America, N.A., LOC), 3.950% due 09/01/2025 (a)	985,822

See Notes to Financial Statements.

9

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
North Carolina (Continued)
$1,675,000	North Carolina State, GO, Refunding, Series E, (Bayerische Landesbank, SPA), 3.870% due 06/01/2019 (a)	$1,675,000
2,000,000	University of North Carolina Chapel Hill Foundation Inc., Certified Participation, (Bank of America N.A., LOC), 3.970% due 10/01/2009 (a)	2,000,000

		10,665,822

Ohio — 2.4%
1,470,000	Akron, Bath & Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 3.930% due 11/01/2034 (a)	1,470,000
1,780,000	Franklin County, Ohio, Hospital Revenue, Refunding, U.S. Health Corp., Series B, (Citibank, N.A., LOC), 3.890% due 12/01/2020 (a)	1,780,000
885,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (Fifth Third Bank, LOC), 3.920% due 08/15/2022 (a)	885,000
1,500,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC), 3.940% due 12/01/2010 (a)	1,500,000

		5,635,000

Oregon — 1.4%
3,370,000	Oregon State Health Housing Educational & Cultural Facilities Authority, Assumption Village Project, Series A, (Keybank, N.A., LOC), 3.940% due 03/01/2033 (a)	3,370,000

Pennsylvania — 5.1%
1,500,000	Allegheny County, Pennsylvania, Hospital Development Authority Revenue, Aces Presbyterian University Hospital B3, (Bank One N.A., LOC), 3.950% due 03/01/2018 (a)	1,500,000
4,500,000	Beaver County, Pennsylvania, Industrial Development Authority Pollution Control Revenue, Refunding, FirstEnergy Generation, (Barclays Bank PLC, LOC), 3.980% due 04/01/2041 (a)	4,500,000

See Notes to Financial Statements.

10

Principal
Amount		Value

Pennsylvania (Continued)
$1,000,000	Delaware County, Pennsylvania, Industrial Development Authority Pollution Control Revenue, Floaters, Exelon, Remarket 10/01/2004, (Wachovia Bank N.A., LOC), 4.000% due 04/01/2021 (a)	$1,000,000
2,000,000	Luzerne County Industrial Development Authority Lease Revenue, (PNC Bank N.A., LOC), 3.950% due 11/01/2026 (a)	2,000,000
3,000,000	Westmoreland County Industrial Development Authority, Refunding, Thermal Series A, (PNC Bank N.A., LOC), 3.950% due 12/01/2024 (a)	3,000,000

		12,000,000

South Carolina — 1.3%
1,000,000	Camden, South Carolina, Public Utilities Revenue, Refunding and Improvement, (MBIA Insured), 5.500% due 03/01/2022, Pre-refunded 03/01/2007	1,023,053
2,000,000	Greenville, South Carolina, Waterworks Revenue, 5.500% due 02/01/2022, Pre-refunded 02/01/2007	2,043,163

		3,066,216

Tennessee — 1.0%
1,000,000	Metropolitan Government, Nashville & Davidson County, Tennessee Water & Sewer Revenue, Refunding, Series A, (FGIC Insured), 5.000% due 01/01/2007	1,000,000
1,300,000	Metropolitan Nashville Airport Authority, Tennessee Airport Revenue, Refunding, Improvement, (FGIC Insured), (Societe Generale, LOC), 3.910% due 07/01/2019 (a)	1,300,000

		2,300,000

Texas — 4.4%
1,855,000	Houston, Texas, GO, Refunding, Public Improvement, (MBIA Insured), ETM 5.000% due 03/01/2007	1,859,354
2,000,000	San Antonio, Texas, Electric & Gas Revenue, Refunding (FGIC Insured), ETM, 3.438% due 02/01/2007 (b)	1,994,079

See Notes to Financial Statements.

11

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Texas (Continued)
$1,350,000	Bexar County, Texas, GO, Refunding, 5.000% due 06/15/2007	$1,358,748
1,000,000	Harris County, Texas, Tax Anticipation Notes, GO, 4.500% due 02/28/2007	1,001,549
2,000,000	Houston, Texas, Tax and Revenue Anticipation Notes, 4.500% due 06/29/2007	2,007,570
2,000,000	Texas State, Tax & Revenue Anticipation Notes, GO 4.500% due 08/31/2007	2,012,526

		10,233,826

Utah — 3.4%
3,000,000	Emery County, Utah, Pollution Control Revenue, Refunding, Pacificorp Project, (BNP Paribas, LOC), 3.950% due 07/01/2015 (a)	3,000,000
904,000	Jordanelle Special Service District, Utah Special Assessment, Tuhaye Project, Refunding, (Wells Fargo Bank N.A., LOC) 3.910% due 09/01/2025 (a)	904,000
1,035,000	Utah State, GO, Unrefunded Balance, 5.500% due 07/01/2007	1,044,424
3,000,000	Utah Transit Authority Sales Tax Revenue, Subordinated Series A, (Fortis Bank SA/ NV, LOC), 3.950% due 06/15/2036 (a)	3,000,000

		7,948,424

Virginia — 0.9%
2,000,000	Fairfax County, Virginia, Refunding Public Improvement, Series A, GO, Refunding, 5.000% due 06/01/2007	2,012,522

Washington — 2.3%
1,100,000	Energy Northwest Washington Electric Revenue, Refunding, Project No. 3, Series E, (JP Morgan Chase Bank, LOC), 3.930% due 07/01/2017 (a)	1,100,000
2,000,000	Washington State, Motor Vehicle Fuel Tax, Series F, 5.375% due 07/01/2022 Pre-refunded 07/01/2007	2,018,276

See Notes to Financial Statements.

12

Principal
Amount		Value

Washington (Continued)
$1,000,000	University of Washington, University Revenues, General Series B, (AMBAC Insured), (Bank of America N.A., SPA), 3.860% due 12/01/2036 (a)	$1,000,000
1,250,000	Washington State, GO, Series C, 5.000% due 01/01/2007	1,250,000

		5,368,276

West Virginia — 1.6%
2,000,000	Harrison County, West Virginia, Board of Education, GO, ETM, (FGIC Insured), 6.400% due 05/01/2007	2,018,942
1,820,000	West Virginia State Hospital Finance Authority Revenue, Refunding, Pallottine Health A-1, (Fifth Third Bank, LOC), 3.920% due 10/01/2033 (a)	1,820,000

		3,838,942

Wisconsin — 1.4%
1,100,000	Milwaukee, Wisconsin, Redevelopment Authority Revenue, Refunding, Housing, Yankee Hill Apartments, (Wells Fargo Bank, N.A., LOC), 3.860% due 09/01/2025 (a)	1,100,000
	Wisconsin State Health & Educational Facilities Authority Revenue:
1,215,000	Goodwill Industries, North Central, (Wells Fargo Bank N.A., LOC), 3.910% due 11/01/2025 (a)	1,215,000
1,000,000	Wheaton Franciscan Services B, (U.S. Bank NA, LOC), 3.900% due 08/15/2033 (a)	1,000,000

		3,315,000

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $204,344,406)		204,344,406

See Notes to Financial Statements.

13

Munder Tax-Free Money Market Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

INVESTMENT COMPANY SECURITIES — 2.0%
2,204,682	Dreyfus Tax Exempt Cash Management Fund	$2,204,682
2,418,911	Valiant Tax Exempt Money Market Fund	2,418,911

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $4,623,593)		4,623,593

TOTAL INVESTMENTS
(Cost $226,467,999)	96.8%	226,467,999
OTHER ASSETS AND LIABILITIES (Net)	3.2	7,565,139

NET ASSETS	100.0%	$234,033,138

(a)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2006.

(b)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:

AMBAC — American Municipal Bond Assurance Corporation
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
LOC   — Instruments supported by bank letter of credit
MBIA  — Municipal Bond Investors Assurance
Q-SBLF — Qualified School Bond Loan Fund
SPA   — Stand-by Purchase Agreement

See Notes to Financial Statements.

14

At December 31, 2006, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	68.4%	$160,059,807
Pre-Refunded	9.0	21,060,462
General Obligations	7.3	17,210,667
Revenue	1.3	3,011,095
Insured	1.3	3,002,375

TOTAL MUNICIPAL BONDS AND NOTES	87.3	204,344,406
TAX-EXEMPT COMMERCIAL PAPER	7.5	17,500,000
INVESTMENT COMPANY SECURITIES	2.0	4,623,593

TOTAL INVESTMENTS	96.8	226,467,999
OTHER ASSETS AND LIABILITIES (Net)	3.2	7,565,139

NET ASSETS	100.0%	$234,033,138

See Notes to Financial Statements.

15

Munder Tax-Free Money Market Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$226,467,999
Interest receivable	1,329,376
Dividends receivable	34,237
Receivable for Fund shares sold	7,776,306
Prepaid expenses and other assets	19,921

Total Assets	235,627,839

LIABILITIES:
Payable for Fund shares redeemed	1,174,278
Dividends payable	253,766
Trustees’ fees and expenses payable	53,919
Administration fees payable	26,015
Transfer agency/record keeping fees payable	17,131
Distribution and shareholder servicing fees payable — Class A shares	8,704
Shareholder servicing fees payable — Class K shares	8,064
Investment advisory fees payable	4,183
Custody fees payable	3,215
Accrued expenses and other payables	45,426

Total Liabilities	1,594,701

NET ASSETS	$234,033,138

Investments, at cost	$226,467,999

See Notes to Financial Statements.

16

NET ASSETS consist of:
Accumulated net realized loss on investments sold	$(8,960)
Paid in capital	234,042,098

$234,033,138

NET ASSETS:
Class A Shares	$115,519,099

Class K Shares	$98,861,611

Class Y Shares	$19,652,428

SHARES OUTSTANDING:
Class A Shares	115,487,762

Class K Shares	98,920,078

Class Y Shares	19,660,202

CLASS A SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

17

Munder Tax-Free Money Market Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$3,517,672
Dividends	193,463

Total Investment Income	3,711,135

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	120,754
Shareholder servicing fees:
Class K Shares	72,665
Investment advisory fees	366,673
Administration fees	150,733
Transfer agency/record keeping fees	44,598
Legal and audit fees	24,348
Trustees’ fees and expenses	20,927
Custody fees	19,309
Registration and filing fees	12,758
Other	28,858

Total Expenses	861,623
Fees waived by distributor	(72,420)

Net Expenses	789,203

NET INVESTMENT INCOME	2,921,932

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,921,932

See Notes to Financial Statements.

18

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment income	$2,921,932	$4,067,822

Net increase in net assets resulting from operations	2,921,932	4,067,822
Dividends to shareholders from net investment income:
Class A Shares	(1,359,534)	(1,508,823)
Class K Shares	(1,330,920)	(2,207,919)
Class Y Shares	(231,478)	(351,080)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	49,879,005	678,954
Class K Shares	3,683,318	(18,816,493)
Class Y Shares	4,355,207	10,754,087

Net increase/(decrease) in net assets	57,917,530	(7,383,452)
NET ASSETS:
Beginning of period	176,115,608	183,499,060

End of period	$234,033,138	$176,115,608

See Notes to Financial Statements.

19

Munder Tax-Free Money Market Fund

Statements of Changes in Net Assets — Capital Stock Activity

Since the Fund has sold, redeemed and reinvested shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments are the same as the amounts shown below for such transactions.

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold	$215,723,576	$183,516,099
Issued as reinvestment of dividends	1,362,251	1,519,550
Redeemed	(167,206,822)	(184,356,695)

Net increase	$49,879,005	$678,954

Class K Shares:
Sold	$63,771,363	$143,857,923
Issued as reinvestment of dividends	308	565
Redeemed	(60,088,353)	(162,674,981)

Net increase/(decrease)	$3,683,318	$(18,816,493)

Class Y Shares:
Sold	$18,468,356	$27,081,940
Issued as reinvestment of dividends	13,767	26,180
Redeemed	(14,126,916)	(16,354,033)

Net increase	$4,355,207	$10,754,087

See Notes to Financial Statements.

20

[This Page Intentionally Left Blank]

21

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Class A

	Period Ended		Year	Year		Year	Year	Year
	12/31/06		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/06	6/30/05		6/30/04	6/30/03	6/30/02

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.014		0.022	0.011		0.004	0.005	0.012

Net realized loss on investments	—		—	(0.000	)(c)	—	—	—

Total from investment operations	0.014		0.022	0.011		0.004	0.005	0.012

Less distributions:
Dividends from net investment income	(0.014)		(0.022)	(0.011)		(0.004)	(0.005)	(0.012)

Total distributions	(0.014)		(0.022)	(0.011)		(0.004)	(0.005)	(0.012)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total return(b)	1.42%		2.22%	1.14%		0.40%	0.52%	1.24%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$115,519		$65,640	$64,961		$89,281	$88,891	$75,422
Ratio of operating expenses to average net assets	0.74	%(d)	0.71%	0.62%		0.59%	0.82%	0.75%
Ratio of net investment income to average net assets	2.82	%(d)	2.20%	1.07%		0.40%	0.54%	1.24%
Ratio of operating expenses to average net assets without expense waivers	0.89	%(d)	0.90%	0.87%		0.84%	0.82%	0.75%

(a)	Class A Shares and Class K Shares of the Fund commenced operations on November 29, 1992 and November 23, 1992, respectively.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount is less than $0.001 per share.

(d)	Annualized.

See Notes to Financial Statements.

22

Class K

Period Ended		Year	Year		Year	Year	Year
12/31/06		Ended	Ended		Ended	Ended	Ended
(Unaudited)		6/30/06	6/30/05		6/30/04	6/30/03	6/30/02

$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

0.014		0.021	0.010		0.003	0.006	0.013

—		—	(0.000	)(c)	—	—	—

0.014		0.021	0.010		0.003	0.006	0.013

(0.014)		(0.021)	(0.010)		(0.003)	(0.006)	(0.013)

(0.014)		(0.021)	(0.010)		(0.003)	(0.006)	(0.013)

$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

1.39%		2.13%	0.99%		0.26%	0.62%	1.34%

$98,862		$95,178	$113,995		$153,797	$198,402	$195,584
0.79	%(d)	0.80%	0.77%		0.74%	0.72%	0.65%
2.75	%(d)	2.13%	0.98%		0.25%	0.64%	1.34%
0.79	%(d)	0.80%	0.77%		0.74%	0.72%	0.65%

See Notes to Financial Statements.

23

Munder Tax-Free Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period
	Ended		Year	Year		Year	Year	Year
	12/31/06		Ended	Ended		Ended	Ended	Ended
	(Unaudited)		6/30/06	6/30/05		6/30/04	6/30/03	6/30/02

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.015		0.023	0.011		0.004	0.008	0.015

Net realized loss on investments	—		—	(0.000	)(c)	—	—	—

Total from investment operations	0.015		0.023	0.011		0.004	0.008	0.015

Less distributions:
Dividends from net investment income	(0.015)		(0.023)	(0.011)		(0.004)	(0.008)	(0.015)

Total distributions	(0.015)		(0.023)	(0.011)		(0.004)	(0.008)	(0.015)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total return(b)	1.47%		2.29%	1.15%		0.41%	0.77%	1.49%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$19,652		$15,297	$4,543		$8,703	$14,107	$19,819
Ratio of operating expenses to average net assets	0.64	%(d)	0.65%	0.62%		0.59%	0.57%	0.50%
Ratio of net investment income to average net assets	2.90	%(d)	2.25%	1.04%		0.40%	0.79%	1.49%
Ratio of operating expenses to average net assets without expense waivers	0.64	%(d)	0.65%	0.62%		0.59%	0.57%	0.50%

(a)	Class Y Shares of the Fund commenced operations on March 14, 1990.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Amount is less than $0.001 per share.

(d)	Annualized.

See Notes to Financial Statements.

24

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    As of December 31, 2006, the Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Money Market Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 3 classes of shares — Class A, Class K and Class Y Shares. Class A Shares of the Fund are sold without a front-end sales charge. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at

25

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

26

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its average daily net assets.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $150,733 before payment of sub-administration fees and $99,714 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1440 for administrative services.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $7,115 for its

27

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

administration, record keeping and other related services provided to the Fund for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class K
Shares	Shares
12b-1 Fees	Service Fees

0.25%	0.15%

    No payments are made under the Plan with regard to Class Y Shares.

    The Distributor voluntarily waived a portion of its 12b-1 fees for Class A Shares during the period ended December 31, 2006 in the amount of $72,420. This amount is reflected as fees waived by distributor in the accompanying Statement of Operations. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement for the portion of this waiver

28

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

and other waivers that occurred on or after August 12, 2003 and represents amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At December 31, 2006, no portion of any waived amounts was eligible for reimbursement. The Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $21 to Comerica Securities and $72,619 to Comerica Bank for shareholder services provided to Class A and Class K shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends paid to shareholders during the year ended June 30, 2006 was as follows:

	Tax-Exempt	Ordinary
	Income	Income	Total

June 30, 2006	$4,058,494	$9,328	$4,067,822

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed	Undistributed
Tax-Exempt	Ordinary	Capital
Income	Income	Loss Carryover	Total

$297,577	$8,219	$(8,960)	$296,836

29

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    The differences between book and tax distributable earnings are primarily due to dividends payable at year end and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $8,960 of unused capital losses of which $8,085, $5 and $870 expire in 2008, 2010 and 2013, respectively.

7. Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	95,987,531
Against	2,011,593
Abstain	1,621,210
Broker Non-Votes	—
TOTAL	99,620,334

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal and the results of the vote are as set forth below.

No. of Shares

For	16,444,923
Against	81,559,161
Abstain	1,616,250
Broker Non-Votes	—
TOTAL	99,620,334

8. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling

30

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

(800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

9. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

10. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on October 26, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory

31

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and

32

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

33

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

34

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

35

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive

36

Munder Tax-Free Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

37

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38

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39

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer, and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTFMM1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Tax-Free Short &
Intermediate Bond Fund
Class A, B, C, K & Y Shares

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The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
12	Statement of Assets and Liabilities
14	Statement of Operations
15	Statements of Changes in Net Assets
16	Statements of Changes in Net Assets — Capital Stock Activity
18	Financial Highlights
23	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    A portion of the Fund’s income may be subject to state, local and/or federal alternative minimum taxes. Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by maturity range. A complete list of holdings as of December 31, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 MATURITY ALLOCATION*

*	For all municipal securities, maturity allocation is based on stated final maturity, except in the case of pre-refunded bonds, which use the pre-refunded date. No specific maturity is assigned to investment company securities.

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

ii

Portfolio Management Team: Roger Soderstrom and Adam Thayer

    The Fund earned a return of 2.71% for the six months ended December 31, 2006, relative to the 3.16% return for its Lehman Brothers blended benchmark (50% Lehman Brothers Municipal Managed Money Short Term Index and 50% Lehman Brothers Municipal Managed Money Short/ Intermediate Term Index), and the 2.56% median return for the Lipper universe of short/intermediate municipal debt funds. The SEC 30-day yield of the Fund on December 31, 2006 was 3.17%. Assuming a 35% tax bracket, this corresponds to a tax-equivalent yield of 4.87%.

    The municipal market had strong returns for the six-month period ended December 31, 2006, which helped the Fund’s returns on an absolute basis. During the period, rates on longer-term municipal bonds declined more than shorter-term municipal rates. As an example, the yield on the one-year AAA municipal note declined by 17 basis points (0.17 percentage points) to 3.54%, while the five-year yield declined by 27 basis points to 3.60% and the 10-year yield declined by 42 basis points to 3.74%. As a result, longer-term municipal securities generated the strongest returns.

    On a relative basis, the lag in the Fund’s performance was principally due to the impact of expenses, which are not deducted from the benchmark’s returns. Considering the Fund’s investments, the Fund’s slightly barbelled maturity structure, with the desired maturity reached through a combination of shorter-term and longer-term securities, had a minimal but positive impact on relative performance. Offsetting this, however, was the negative impact of the Fund’s duration, which tended to be slightly shorter than its benchmark during the six-month period. While we follow a duration neutral strategy, with the duration of the Fund targeted at the duration of the benchmark, we are reluctant to sell bonds for a minor variation in duration, given the tax ramifications.

    The investment style of the Fund, with a focus on high-quality securities, closely matches that of the Fund’s Lehman Brothers blended benchmark. Therefore, sector weightings and the quality of the Fund’s holdings had a negligible impact on the Fund’s performance relative to its benchmark.

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Lehman Brothers Municipal Managed Money Short Term Index and Lehman Brothers Municipal Managed Money Short/ Intermediate Term Index are rules-based, market-value-weighted indexes that include fixed-rate, tax-exempt municipal bonds with at least $7 million outstanding, other than alternative minimum tax (AMT) bonds and airline, hospital, housing and tobacco bonds, which were issued within the last five years in transactions of at least $75 million, are rated at least Aa3/ AA- or higher, and have at least one year until maturity. The Short Term Index is limited to bonds with maturities between one and five years, while the Short/ Intermediate Term Index is limited to bonds with maturities between one and ten years. You cannot invest directly in an index, securities

iii

in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of short/intermediate municipal debt funds represents the universe of existing mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

iv

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v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

vi

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,025.90	$5.72	1.12%
Class B	$1,000.00	$1,022.10	$9.53	1.87%
Class C	$1,000.00	$1,021.90	$9.53	1.87%
Class K	$1,000.00	$1,025.90	$5.72	1.12%
Class Y	$1,000.00	$1,027.10	$4.45	0.87%

Hypothetical
Class A	$1,000.00	$1,019.56	$5.70	1.12%
Class B	$1,000.00	$1,015.78	$9.50	1.87%
Class C	$1,000.00	$1,015.78	$9.50	1.87%
Class K	$1,000.00	$1,019.56	$5.70	1.12%
Class Y	$1,000.00	$1,020.82	$4.43	0.87%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

vii

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viii

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Principal
Amount

		Value

MUNICIPAL BONDS AND NOTES — 98.9%
Alabama — 1.7%
$2,000,000	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured), 5.125% due 02/01/2042, Pre-refunded 08/01/2012	$2,143,360

Arizona — 5.1%
300,000	Arizona School Facilities Board Certificates, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-Refunded 09/01/2014	330,540
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	1,230,570
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	1,759,939
1,000,000	Mesa, Arizona, Utility System Revenue, (FGIC Insured), 5.000% due 07/01/2019, Pre-refunded 07/01/2011	1,056,310
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	1,919,934

		6,297,293

California — 5.1%
2,000,000	Golden State Tobacco Securitization Corp., Series B, (FGIC-TCRS Insured), 5.625% due 06/01/2038, Pre-Refunded 06/01/2013	2,215,380
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.250% due 01/01/2014 (a)	1,905,225
2,000,000	San Jose, California, Evergreen Community College District, Series D, (MBIA Insured), 5.000% due 09/01/2024, Pre-Refunded 09/01/2013	2,168,060

		6,288,665

See Notes to Financial Statements.

1

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Colorado — 1.7%
$2,000,000	Colorado Department of Transportation Revenue, (MBIA Insured), 4.000% due 06/15/2011	$2,030,100

Delaware — 0.8%
1,000,000	Delaware State, Series A, GO, 4.250% due 03/01/2009	1,013,960

Florida — 3.4%
	Dade County, Florida, Special Obligation:
3,000,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 3.546% due 10/01/2015 Pre-refunded 10/01/2008 (a)	1,897,050
3,600,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 2.995% due 10/01/2025 Pre-refunded 10/01/2008 (a)	1,194,408
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	1,015,240

		4,106,698

Georgia — 2.8%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	1,083,730
	Georgia State, GO:
1,090,000	5.500% due 07/01/2012	1,191,795
1,045,000	6.250% due 08/01/2013	1,202,513

		3,478,038

Hawaii — 2.8%
1,875,000	Hawaii State, GO, (MBIA Insured), 5.250% due 09/01/2013	2,046,188
	Kauai County, Hawaii, Series A, GO, (MBIA Insured):
180,000	4.375% due 08/01/2010, ETM	184,210
1,215,000	4.375% due 08/01/2010	1,244,245

		3,474,643

See Notes to Financial Statements.

2

Principal
Amount		Value

Illinois — 4.9%
$500,000	Chicago, Illinois, Board of Education, (AMBAC Insured), 5.250% due 12/01/2022	$515,875
2,500,000	Du Page County, Illinois, Forest Preserve District, GO, 4.750% due 10/01/2010, Pre-refunded 10/01/2008	2,542,900
1,760,000	Illinois State, GO, (MBIA Insured), 5.750% due 12/01/2014, Pre-refunded 12/01/2010	1,892,088
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	527,090
500,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	578,130

		6,056,083

Iowa — 1.2%
1,500,000	Cedar Rapids, Iowa, GO, 3.400% due 06/01/2012	1,466,310

Kentucky — 1.7%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	2,113,860

Maryland — 1.8%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	1,106,640
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	1,059,020

		2,165,660

See Notes to Financial Statements.

3

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Massachusetts — 3.4%
$1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	$1,548,405
1,400,000	Massachusetts State, GO, 5.500% due 11/01/2020, Pre-refunded 11/01/2012	1,527,820
1,000,000	Worcester, Massachusetts, GO, (FGIC Insured), 5.250% due 08/15/2020, Pre-refunded 08/15/2010	1,063,500

		4,139,725

Michigan — 14.0%
1,335,000	Ann Arbor, Michigan, Refunding, GO, 4.000% due 09/01/2009	1,339,619
1,175,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 4.800% due 05/01/2010	1,215,032
840,000	Caledonia, Michigan, Community Schools, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-Refunded 05/01/2010	893,365
1,425,000	Chippewa Valley, Michigan, School District, GO, School Building & Site Development, Series I, (Q-SBLF), 4.000% due 05/01/2009	1,435,018
1,000,000	Clarkston, Michigan, Community Schools, GO, (Q-SBLF), 4.000% due 05/01/2012	1,013,370
1,000,000	East Lansing, Michigan, School District, GO, (Q-SBLF), 4.700% due 05/01/2009	1,022,480
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	1,140,248
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	469,561
1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	1,110,974
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	426,872

See Notes to Financial Statements.

4

Principal
Amount		Value

Michigan (Continued)
$1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	$1,026,010
1,430,000	Utica, Michigan, Community Schools, GO, (Q-SBLF), 4.050% due 05/01/2008	1,438,380
	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF):
3,900,000	4.800% due 05/01/2010	4,032,873
500,000	5.750% due 05/01/2014, Pre-Refunded 05/01/2010	531,765

		17,095,567

Minnesota — 3.3%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	2,203,797
1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	1,821,102

		4,024,899

Nebraska — 1.7%
	Omaha, Nebraska, GO:
1,000,000	4.400% due 12/01/2008	1,014,600
1,000,000	4.500% due 12/01/2010	1,031,410

		2,046,010

Nevada — 3.8%
1,500,000	Clark County, Nevada, GO, Series A, (AMBAC Insured), 5.000% due 12/01/2014	1,622,970
750,000	Henderson, Nevada, GO, Series B, (AMBAC Insured), 5.250% due 04/01/2016	832,192
2,000,000	Las Vegas Valley, Nevada, Water District, Refunding Series A, (FGIC Insured), 5.000% due 06/01/2015	2,168,300

		4,623,462

See Notes to Financial Statements.

5

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
New Hampshire — 1.3%
$1,500,000	Nashua, New Hampshire, GO, 4.750% due 09/15/2009	$1,542,720

New Jersey — 0.9%
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	1,098,200

New Mexico — 2.8%
1,125,000	New Mexico Finance Authority, State Office Building, Tax Revenue, Series A, ETM, 5.250% due 06/01/2010	1,183,264
2,100,000	New Mexico State Highway Commission, Tax Revenue, 6.000% due 06/15/2010, Pre-refunded 06/15/2009	2,213,988

		3,397,252

New York — 1.8%
2,000,000	City of New York, NY, Series D, (FGIC-TCRS Insured), 5.000% due 08/01/2015	2,174,180

North Carolina — 0.6%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	697,600

Ohio — 5.9%
	Cleveland, Ohio, Waterworks Revenue:
1,225,000	Series I, (FSA Insured), 5.000% due 01/01/2008	1,241,562
275,000	Series I, (FSA Insured), ETM, 5.000% due 01/01/2008	278,798
1,000,000	Columbus, Ohio, GO, 5.000% due 07/01/2013	1,076,800
300,000	Columbus, Ohio, GO, Refunding, Series B, 5.000% due 06/15/2016	327,156
1,290,000	Loveland, Ohio, City School District, Refunding School Improvement, (FSA Insured), 5.000% due 12/01/2015	1,401,443

See Notes to Financial Statements.

6

Principal
Amount		Value

Ohio (Continued)
$1,725,000	Ohio State, Water Development Authority, Water Quality Series 2003, Revenue, 5.000% due 12/01/2012	$1,846,768
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027, Pre-Refunded 12/01/2010	1,072,420

		7,244,947

Pennsylvania — 0.9%
1,000,000	Tredyffrin-Easttown, Pennsylvania, School District, GO, 5.500% due 02/15/2016, Pre-refunded 08/15/2010	1,063,110

Rhode Island — 0.9%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,077,660

South Carolina — 0.9%
1,000,000	South Carolina State, State Institution, GO, Series A, 5.400% due 03/01/2019, Pre-Refunded 03/01/2010	1,061,550

Tennessee — 1.3%
475,000	Johnson City, Tennessee, Water & Sewer, (FGIC Insured), 4.750% due 06/01/2013	502,930
1,000,000	Knox County, Tennessee, Public Improvement, GO, 5.200% due 05/01/2010, Pre-refunded 05/01/2008	1,030,400

		1,533,330

Texas — 10.6%
1,700,000	Austin, Texas, Independent School District, Refunding, GO, (PSFG), 4.100% due 08/01/2008	1,712,087
500,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015, Pre-refunded 08/15/2010	550,445
1,730,000	Houston, Texas, Independent School District, Public Property Finance-Contractual Obligation, GO, 4.750% due 07/15/2008	1,759,341

See Notes to Financial Statements.

7

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

MUNICIPAL BONDS AND NOTES (Continued)
Texas (Continued)
$2,000,000	Lancaster, Texas, Independent School District, GO, (FSA Insured), 5.750% due 02/15/2034, Pre-refunded 02/15/2014	$2,252,960
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	2,346,792
5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	5,312
500,000	Texas State, Refunding Water Financial Assistance, GO, Series C, 5.000% due 08/01/2018	510,765
1,700,000	Travis County, Texas, Certificates of Obligation, GO, 4.250% due 03/01/2008	1,712,546
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	2,151,460

		13,001,708

Virginia — 0.9%
	Virginia State, Public School Authority:
575,000	5.250% due 08/01/2008 Series I, GO,	586,000
565,000	5.250% due 08/01/2008 Pre-refunded 08/01/2007	575,938

		1,161,938

Washington — 3.6%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	1,066,750
250,000	Seattle, Washington, GO, Refunding, (MBIA Insured), 4.750% due 01/01/2016	263,520
3,000,000	Washington State, GO, Series A, 5.000% due 07/01/2008	3,060,450

		4,390,720

See Notes to Financial Statements.

8

Principal
Amount		Value

West Virginia — 2.2%
$3,000,000	West Virginia State, (FGIC Insured), 2.995% due 11/01/2009 (a)	$2,689,890

Wisconsin — 5.1%
1,400,000	Blackhawk, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,417,780
1,000,000	Eau Claire, Wisconsin, Area School District, GO, (FSA Insured), 5.000% due 04/01/2008	1,016,680
2,450,000	Milwaukee County, Wisconsin, GO, Refunding, Corporate Purpose, Series A, 4.000% due 12/01/2010	2,469,355
1,000,000	Wisconsin State, Clean Water Revenue, 5.500% due 06/01/2014, Pre-Refunded 06/01/2009	1,041,310
250,000	Wisconsin State, GO, Refunding, Series 1, (MBIA Insured), 5.500% due 05/01/2015	280,832

		6,225,957

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $119,409,427)		120,925,095

Shares

INVESTMENT COMPANY SECURITY — 0.5%
(Cost $632,149)
632,149	Valiant Tax Exempt Money Market Fund	632,149

TOTAL INVESTMENTS
(Cost $120,041,576)	99.4%	121,557,244
OTHER ASSETS AND LIABILITIES (Net)	0.6	740,528

NET ASSETS	100.0%	$122,297,772

(a)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

ABBREVIATIONS:

AMBAC  — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Federal Guaranty Insurance Corporation
FSA    — Financial Security Assurance

See Notes to Financial Statements.

9

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

GO     — General Obligation Bonds

MBIA  — Municipal Bond Investors Assurance
PSFG   — Permanent School Fund Guaranteed
Q-SBLF  — Qualified School Bond Loan Fund
TCRS   — Transferable Custodial Receipts

At December 31, 2006, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
General Obligations	37.3%	$45,587,474
Pre-Refunded/ETM	30.7	37,522,848
Insured	28.9	35,382,005
Revenue	2.0	2,432,768

TOTAL MUNICIPAL BONDS AND NOTES	98.9	120,925,095
INVESTMENT COMPANY SECURITY	0.5	632,149

TOTAL INVESTMENTS	99.4	121,557,244
OTHER ASSETS AND LIABILITIES (Net)	0.6	740,528

NET ASSETS	100.0%	$122,297,772

See Notes to Financial Statements.

10

[This Page Intentionally Left Blank]

11

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value (see accompanying schedule)	$121,557,244
Interest receivable	1,465,041
Dividends receivable	4,811
Receivable for Fund shares sold	3,672
Prepaid expenses and other assets	39,412

Total Assets	123,070,180

LIABILITIES:
Payable for Fund shares redeemed	561,246
Trustees’ fees and expenses	77,071
Transfer agency/record keeping fees payable	26,488
Shareholder servicing fees payable — Class K Shares	24,911
Administration fees payable	15,425
Investment advisory fees payable	6,559
Distribution and shareholder servicing fees payable — Class A, B and C Shares	5,926
Custody fees payable	4,738
Accrued expenses and other payables	50,044

Total Liabilities	772,408

NET ASSETS	$122,297,772

Investments, at cost	$120,041,576

See Notes to Financial Statements.

12

NET ASSETS consist of:
Undistributed net investment income	$37,772
Accumulated net realized loss on investments	(303,589)
Net unrealized appreciation of investments	1,515,668
Paid-in capital	121,047,921

$122,297,772

NET ASSETS:
Class A Shares	$12,747,649

Class B Shares	$756,426

Class C Shares	$2,760,533

Class K Shares	$103,077,759

Class Y Shares	$2,955,405

SHARES OUTSTANDING:
Class A Shares	1,265,434

Class B Shares	75,210

Class C Shares	272,234

Class K Shares	10,232,867

Class Y Shares	293,160

CLASS A SHARES:
Net asset value and redemption price per share	$10.07

Maximum sales charge	4.00%
Maximum offering price per share	$10.49

CLASS B SHARES:
Net asset value and offering price per share*	$10.06

CLASS C SHARES:
Net asset value and offering price per share*	$10.14

CLASS K SHARES:
Net asset value, offering price and redemption price per share	$10.07

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$10.08

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

13

Munder Tax-Free Short & Intermediate Bond Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$2,651,431
Dividends	40,214

Total Investment Income	2,691,645

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	16,643
Class B Shares	4,486
Class C Shares	16,096
Shareholder servicing fees
Class K Shares	143,127
Investment advisory fees	337,303
Administration fees	102,986
Transfer agency/record keeping fees	32,809
Registration and filing fees	25,295
Legal and audit fees	23,767
Trustees’ fees and expenses	20,428
Custody fees	19,500
Other	25,496

Total Expenses	767,936

NET INVESTMENT INCOME	1,923,709

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss from security transactions	(191,361)
Net change in unrealized appreciation/(depreciation) of securities	1,772,211

Net realized and unrealized gain on investments	1,580,850

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,504,559

See Notes to Financial Statements.

14

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Net investment income	$1,923,709	$4,465,854
Net realized loss from security transactions	(191,361)	(109,122)
Net change in unrealized appreciation/(depreciation) of securities	1,772,211	(5,159,333)

Net increase/(decrease) in net assets resulting from operations	3,504,559	(802,601)
Dividends to shareholders from net investment income:
Class A Shares	(192,008)	(389,290)
Class B Shares	(9,453)	(47,196)
Class C Shares	(33,852)	(96,000)
Class K Shares	(1,637,692)	(4,106,017)
Class Y Shares	(46,861)	(104,480)
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(264,327)	3,673,139
Class B Shares	(573,071)	(1,007,711)
Class C Shares	(990,198)	(321,961)
Class K Shares	(16,250,599)	(23,105,954)
Class Y Shares	(6,908)	139,499

Net decrease in net assets	(16,500,410)	(26,168,572)
NET ASSETS:
Beginning of period	138,798,182	164,966,754

End of period	$122,297,772	$138,798,182

Undistributed net investment income	$37,772	$33,929

See Notes to Financial Statements.

15

Munder Tax-Free Short & Intermediate Bond Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Amount
Class A Shares:
Sold*	$1,555,673	$3,411,833
Issued as reinvestment of dividends	80,915	159,597
Proceeds received in merger	—	3,676,401
Redeemed	(1,900,915)	(3,574,692)

Net increase/(decrease)	$(264,327)	$3,673,139

Class B Shares:
Sold	$43,560	$279,808
Issued as reinvestment of dividends	4,463	19,757
Proceeds received in merger	—	824,860
Redeemed*	(621,094)	(2,132,136)

Net decrease	$(573,071)	$(1,007,711)

Class C Shares:
Sold	$23,989	$403,789
Issued as reinvestment of dividends	16,415	51,217
Proceeds received in merger	—	480,490
Redeemed	(1,030,602)	(1,257,457)

Net decrease	$(990,198)	$(321,961)

Class K Shares:
Sold	$1,298,703	$15,680,527
Issued as reinvestment of dividends	3,813	6,691
Proceeds received in merger	—	15,669,094
Redeemed	(17,553,115)	(54,462,266)

Net decrease	$(16,250,599)	$(23,105,954)

Class Y Shares:
Sold	$44,778	$713,252
Issued as reinvestment of dividends	36,877	43,826
Proceeds received in merger	—	75,168
Redeemed	(88,563)	(692,747)

Net increase/(decrease)	$(6,908)	$139,499

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

16

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006

Shares
Class A Shares:
Sold*	154,385	334,540
Issued as reinvestment of dividends	8,025	15,793
Issued in exchange for proceeds received in merger	—	360,445
Redeemed	(188,285)	(351,677)

Net increase/(decrease)	(25,875)	359,101

Class B Shares:
Sold	4,322	27,523
Issued as reinvestment of dividends	443	1,955
Issued in exchange for proceeds received in merger	—	81,025
Redeemed*	(61,944)	(210,538)

Net decrease	(57,179)	(100,035)

Class C Shares:
Sold	2,364	39,510
Issued as reinvestment of dividends	1,619	5,033
Issued in exchange for proceeds received in merger	—	46,786
Redeemed	(101,430)	(123,888)

Net decrease	(97,447)	(32,559)

Class K Shares:
Sold	128,871	1,548,828
Issued as reinvestment of dividends	378	662
Issued in exchange for proceeds received in merger	—	1,536,205
Redeemed	(1,739,771)	(5,379,590)

Net decrease	(1,610,522)	(2,293,895)

Class Y Shares:
Sold	4,434	69,953
Issued as reinvestment of dividends	3,656	4,352
Issued in exchange for proceeds received in merger	—	7,362
Redeemed	(8,793)	(68,335)

Net increase/(decrease)	(703)	13,332

*	May include amounts automatically converted from Class B Shares to Class A Shares as described in the prospectus.

See Notes to Financial Statements.

17

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year	Year	Year		Year	Year
	12/31/06(c)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05	6/30/04(c)		6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.96		$10.32	$10.32	$10.67		$10.54	$10.40

Income/(loss) from investment operations:
Net investment income	0.15		0.29	0.30	0.27		0.33	0.37
Net realized and unrealized gain/(loss) on investments	0.11		(0.34)	(0.01)	(0.35)		0.22	0.20

Total from investment operations	0.26		(0.05)	0.29	(0.08)		0.55	0.57

Less distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.29)	(0.27)		(0.33)	(0.37)
Distributions from net realized gains	—		—	—	(0.00	)(d)	(0.09)	(0.06)

Total distributions	(0.15)		(0.31)	(0.29)	(0.27)		(0.42)	(0.43)

Net asset value, end of period	$10.07		$9.96	$10.32	$10.32		$10.67	$10.54

Total return(b)	2.59%		(0.53)%	2.86%	(0.75)%		5.29%	5.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$12,748		$12,865	$9,620	$13,414		$28,980	$8,207
Ratio of operating expenses to average net assets	1.12	%(e)	1.11%	0.87%	1.04%		1.02%	0.94%
Ratio of net investment income to average net assets	2.87	%(e)	2.82%	2.85%	2.52%		3.11%	3.55%
Portfolio turnover rate	2%		9%	10%	23%		15%	10%
Ratio of operating expenses to average net assets without expense waivers	1.12	%(e)	1.11%	1.06%	1.04%		1.02%	0.94%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on November 30, 1992 and May 16, 1996, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

18

B Shares

Period Ended		Year	Year	Year		Year	Year
12/31/06(c)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/06(c)	6/30/05	6/30/04(c)		6/30/03(c)	6/30/02(c)

$9.95		$10.30	$10.30	$10.65		$10.53	$10.38

0.11		0.21	0.21	0.19		0.25	0.29
0.11		(0.33)	0.00 (d)	(0.35)		0.21	0.22

0.22		(0.12)	0.21	(0.16)		0.46	0.51

(0.11)		(0.23)	(0.21)	(0.19)		(0.25)	(0.30)
—		—	—	(0.00	)(d)	(0.09)	(0.06)

(0.11)		(0.23)	(0.21)	(0.19)		(0.34)	(0.36)

$10.06		$9.95	$10.30	$10.30		$10.65	$10.53

2.21%		(1.18)%	2.09%	(1.49)%		4.41%	4.91%

$756		$1,317	$2,394	$4,005		$5,926	$3,401
1.87	%(e)	1.85%	1.62%	1.79%		1.77%	1.69%
2.11	%(e)	2.04%	2.08%	1.77%		2.36%	2.80%
2%		9%	10%	23%		15%	10%
1.87	%(e)	1.85%	1.81%	1.79%		1.77%	1.69%

See Notes to Financial Statements.

19

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year	Year	Year		Year	Year
	12/31/06(c)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05	6/30/04(c)		6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$10.03		$10.39	$10.38	$10.74		$10.61	$10.46

Income/(loss) from investment operations:
Net investment income	0.11		0.21	0.22	0.19		0.25	0.29
Net realized and unrealized gain/(loss) on investments	0.11		(0.34)	0.00 (d)	(0.36)		0.22	0.22

Total from investment operations	0.22		(0.13)	0.22	(0.17)		0.47	0.51

Less distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.21)	(0.19)		(0.25)	(0.30)
Distributions from net realized gains	—		—	—	(0.00	)(d)	(0.09)	(0.06)

Total distributions	(0.11)		(0.23)	(0.21)	(0.19)		(0.34)	(0.36)

Net asset value, end of period	$10.14		$10.03	$10.39	$10.38		$10.74	$10.61

Total return(b)	2.19%		(1.27)%	2.17%	(1.57)%		4.48%	4.88%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$2,761		$3,707	$4,178	$7,136		$8,313	$2,197
Ratio of operating expenses to average net assets	1.87	%(e)	1.86%	1.62%	1.79%		1.77%	1.69%
Ratio of net investment income to average net assets	2.11	%(e)	2.06%	2.08%	1.77%		2.36%	2.80%
Portfolio turnover rate	2%		9%	10%	23%		15%	10%
Ratio of operating expenses to average net assets without expense waivers	1.87	%(e)	1.86%	1.81%	1.79%		1.77%	1.69%

(a)	Class C Shares and Class K Shares of the Fund commenced operations on July 8, 1998 and February 9, 1987, respectively.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

20

K Shares

Period Ended		Year	Year	Year		Year	Year
12/31/06(c)		Ended	Ended	Ended		Ended	Ended
(Unaudited)		6/30/06(c)	6/30/05	6/30/04(c)		6/30/03(c)	6/30/02(c)

$9.96		$10.32	$10.31	$10.67		$10.55	$10.40

0.15		0.28	0.30	0.27		0.33	0.37
0.11		(0.33)	0.00 (d)	(0.36)		0.21	0.21

0.26		(0.05)	0.30	(0.09)		0.54	0.58

(0.15)		(0.31)	(0.29)	(0.27)		(0.33)	(0.37)
—		—	—	(0.00	)(d)	(0.09)	(0.06)

(0.15)		(0.31)	(0.29)	(0.27)		(0.42)	(0.43)

$10.07		$9.96	$10.32	$10.31		$10.67	$10.55

2.59%		(0.53)%	2.96%	(0.84)%		5.19%	5.70%

$103,078		$117,980	$145,878	$173,952		$148,315	$152,770
1.12	%(e)	1.10%	0.87%	1.04%		1.02%	0.94%
2.87	%(e)	2.81%	2.86%	2.52%		3.11%	3.55%
2%		9%	10%	23%		15%	10%
1.12	%(e)	1.10%	1.06%	1.04%		1.02%	0.94%

See Notes to Financial Statements.

21

Munder Tax-Free Short & Intermediate Bond Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	Y Shares

	Period Ended		Year	Year	Year		Year	Year
	12/31/06(c)		Ended	Ended	Ended		Ended	Ended
	(Unaudited)		6/30/06(c)	6/30/05	6/30/04(c)		6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$9.97		$10.33	$10.32	$10.68		$10.55	$10.41

Income/(loss) from investment operations:
Net investment income	0.16		0.31	0.32	0.29		0.36	0.40
Net realized and unrealized gain/(loss) on investments	0.11		(0.34)	0.01	(0.35)		0.22	0.20

Total from investment operations	0.27		(0.03)	0.33	(0.06)		0.58	0.60

Less distributions:
Dividends from net investment income	(0.16)		(0.33)	(0.32)	(0.30)		(0.36)	(0.40)
Distributions from net realized gains	—		—	—	(0.00	)(d)	(0.09)	(0.06)

Total distributions	(0.16)		(0.33)	(0.32)	(0.30)		(0.45)	(0.46)

Net asset value, end of period	$10.08		$9.97	$10.33	$10.32		$10.68	$10.55

Total return(b)	2.71%		(0.28)%	3.22%	(0.60)%		5.55%	5.86%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,955		$2,930	$2,897	$2,777		$2,615	$2,923
Ratio of operating expenses to average net assets	0.87	%(e)	0.86%	0.62%	0.79%		0.77%	0.69%
Ratio of net investment income to average net assets	3.12	%(e)	3.06%	3.12%	2.77%		3.36%	3.80%
Portfolio turnover rate	2%		9%	10%	23%		15%	10%
Ratio of operating expenses to average net assets without expense waivers	0.87	%(e)	0.86%	0.81%	0.79%		0.77%	0.69%

(a)	Class Y Shares of the Fund commenced operations on December 17, 1992.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount represents less than $0.01 per share.

(e)	Annualized.

See Notes to Financial Statements.

22

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    As of December 31, 2006, The Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Tax-Free Short & Intermediate Bond Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the return provided by tax-free money market instruments. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 5 classes of shares — Class A, Class B, Class C, Class K and Class Y Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class K and Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

    On August 12, 2005, the Fund acquired all of the assets and assumed all of the liabilities of the Munder Tax-Free Bond Fund in a tax-free exchange of shares of and the subsequent liquidation of the Munder Tax-Free Bond Fund. The Agreement and Plan of Reorganization was approved by the shareholders

23

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

of the Munder Tax-Free Bond Fund at a Special Meeting of the Shareholders held on August 11, 2005.

Number of Shares outstanding of the Munder Tax-Free Bond Fund prior to merger:
Class A	416,794
Class B	93,742
Class C	54,300
Class K	1,775,356
Class Y	8,528

Number of Shares issued of the Fund for Shares of the Munder Tax-Free Bond Fund:
Class A	360,445
Class B	81,025
Class C	46,786
Class K	1,536,205
Class Y	7,362
Unrealized appreciation immediately prior to acquisition of all assets and assumption of all liabilities of the Munder Tax-Free Bond Fund	$1,152,450

There were no undistributed income or gain amounts unpaid prior to the merger of the Munder Tax-Free Bond Fund.

	Prior to Merger	After Merger

Net assets of Munder Tax-Free Bond Fund
Class A	$3,676,401	$—
Class B	824,860	—
Class C	480,490	—
Class K	15,669,094	—
Class Y	75,168	—
Net assets of the Fund
Class A	$10,253,311	$13,929,712
Class B	2,425,492	3,250,352
Class C	4,197,751	4,678,241
Class K	141,947,950	157,617,044
Class Y	3,358,659	3,433,827

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period.

24

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

25

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.50% on the first $200 million, and 0.40% on assets exceeding $200 million. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.5000% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates, subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

26

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $102,986 before payment of sub-administration fees and $67,261 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1526% for administrative services.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $5,427 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B, Class C and Class K Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act except with respect to Class K Shares.

27

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class K
Class A	Class B	Class C	Shares
Shares	Shares	Shares	Service
12b-1 Fees	12b-1 Fees	12b-1 Fees	Fees

0.25%	1.00%	1.00%	0.25%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $251 to Comerica Securities and $142,612 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B, Class C and Class K shareholders.

5. Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $2,128,980 and $17,820,503, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,905,324, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $389,656 and net appreciation for financial reporting purposes was $1,515,668. At December 31, 2006, aggregate cost for financial reporting purposes was $120,041,576.

6. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not

28

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006 total commitment fees for the Fund were $749.

7. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as a part of the dividends paid deduction for income tax purposes.

    The tax character of dividends and distributions paid to shareholders during the year ended June 30, 2006 was as follows:

	Tax-Exempt	Ordinary
	Income	Income	Total

June 30, 2006	$4,690,699	$52,284	$4,742,983

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Tax-Exempt	Post October	Capital Loss	Unrealized
Income	Loss	Carryover	Depreciation	Total

$65,660	$(20,462)	$(173,132)	$(175,177)	$(303,111)

    The differences between book and tax distributable earnings are primarily due to premium amortization and deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes $173,132 of unused capital losses of which $17,820, $40,848

29

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

and $114,464 expire in 2012, 2013 and 2014, respectively. In addition, $17,820 of the losses expiring in 2012 may be further limited as this amount was acquired in the merger with the Munder Tax-Free Bond Fund that occurred on August 12, 2005.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net capital losses arising between November 1, 2005 and June 30, 2006 of $20,462.

10. Shareholder Meeting Results

    Special Meeting Held on October 26, 2006: A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	11,915,889
Against	14,633
Abstain	23,035
Broker Non-Votes	—
TOTAL	11,953,557

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal and the results of the vote are as set forth below.

No. of Shares

For	507,772
Against	11,419,263
Abstain	26,522
Broker Non-Votes	—
TOTAL	11,953,557

30

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

11. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

31

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

12. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

13. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

32

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

15. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on October 26, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a

33

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information

34

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

35

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three-, five- and ten-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s primary and broad-based benchmark indexes and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three-, five- and ten-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis, as well as the three-, five- and ten-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three-, five-and ten-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmarks and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore,

36

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that

37

Munder Tax-Free Short & Intermediate Bond Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

38

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39

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTFSIBD1206

SEMI-ANNUAL REPORT
December 31, 2006
Munder Technology Fund
Class A, B, C & Y Shares

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Management’s Discussion of Fund Performance
vi	Shareholder Fee Example
1	Portfolio of Investments
6	Statement of Assets and Liabilities
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Statements of Changes in Net Assets — Capital Stock Activity
12	Financial Highlights
17	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Management’s Discussion of
   Fund Performance

    Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.munder.com.

    The Fund concentrates its investments in technology securities, which tend to be relatively volatile. It is therefore subject to higher market risk and price volatility than funds with more broadly diversified investments. The Fund tends to invest in smaller company stocks, which are more volatile and less liquid than larger, more established company securities. This Fund also invests in foreign securities, which involve additional risks due to currency fluctuations, economic and political conditions, and differences in financial reporting standards. In addition, performance and after-tax returns can be significantly impacted by Fund investments in initial public offerings (IPOs), which may involve short-term trading. We cannot, however, ensure that the Fund will obtain IPOs.

    As a “non-diversified” fund under the Investment Company Act of 1940, more of the Fund’s assets may be invested in fewer securities, which increases the Fund’s risk because each investment has a greater effect on performance.

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments by industry. A complete list of holdings as of December 31, 2006 is contained in the Portfolio of Investments included in this report. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

 INDUSTRY ALLOCATION

    The performance data contained in the following commentary is based on Class Y Shares of the Fund for the six months ended December 31, 2006. Performance of the other classes of shares will differ. The returns for the Fund reflect the reinvestment of dividends and capital gains, if any, and are reported after the deduction of all expenses. These returns do not, however, reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon redemption of Fund shares.

Portfolio Management Team: Mark Lebovitz, Kenneth Smith and Jonathan Woodley

    The Fund earned a 10.20% return for the six months ended December 31, 2006, compared to the 14.96% return for the Goldman Sachs Technology Index Composite and the 9.66% median return for the Lipper universe of science and technology funds.

    The Fund benefited from a positive market for technology investors during the six months ended December 31, 2006 and posted strong absolute performance for the period. On a relative basis, however, the Fund’s performance lagged its Goldman Sachs Technology benchmark primarily due to weakness in the communications equipment, computers & peripherals, and software segments of the Fund.

    Stock selection in the semiconductors & semiconductor equipment, Internet software & services, and information technology services industries within the information technology sector made the largest positive contribution to the Fund’s relative performance. Overweights in a number of stocks, including MEMC Electronic Materials, Inc. (3.2% of the Fund), Advanced Energy Industries, Inc. (1.1% of the Fund) and Novellus Systems, Inc. (1.1% of the Fund) were responsible for strong relative returns among the semiconductor holdings.

    Overweights in Interwoven, Inc. (1.1% of the Fund) and Digital River, Inc. (1.4% of the Fund) were among the top contributors to relative performance in the Internet software & services segment of the Fund. Interwoven provides products and services that automate the development, management and deployment of content used in business applications, and Digital River focuses on comprehensive electronic commerce (e-commerce) outsourcing solutions. Performance in the information technology services segment of the Fund was boosted by overweights in Accenture Ltd. (1.4% of the Fund), Satyam Computer Services Ltd. (0.6% of the Fund) and Infocrossing, Inc. (1.1% of the Fund).

    These positive factors were offset by the relative weakness of the Fund’s holdings in the communications equipment, computers & peripherals, and software industries within the information technology sector. Performance in the communications equipment segment was hurt by an underweight in Cisco Systems, Inc. (4.1% of the Fund) and overweights in Corning Incorporated (1.8% of the Fund) and QUALCOMM Incorporated (2.8% of the Fund). In the computers & peripherals segment of the Fund, the strong positive contribution of an overweight in Apple Computer, Inc. (7.3% of the Fund) was offset by the negative impact of an underweight in International Business Machines Corporation (3.2% of the Fund) and overweights in SanDisk Corporation (3.8% of the Fund) and Komag, Incorporated. Komag was eliminated from the Fund in October. Relative performance in the software segment of the Fund was hurt by an underweight in Microsoft Corporation (3.3% of the Fund) and overweights in Citrix Systems, Inc. (1.3% of the Fund), Symantec Corporation (2.1% of the Fund) and SumTotal Systems, Inc. (0.6% of the Fund).

Index and Lipper performance information was furnished by sources deemed reliable and is believed to be accurate, however, no warranty or representation is made as to the accuracy thereof and the information is subject to correction. The Goldman Sachs Technology Index (GSTI) Composite is a modified capitalization-weighted index designed to measure the performance of selected U.S.-traded technology and Internet-related stocks. You cannot invest directly in an index, securities in the Fund will not match those in an index, and performance of the Fund will differ. Although reinvestment of dividend and interest payments is assumed, no expenses are netted against an index’s returns.

The Lipper universe of science and technology funds represents the universe of mutual funds that are categorized by Lipper, Inc. under the same investment objective as the Fund. You cannot invest directly in a Lipper universe.

[This Page Intentionally Left Blank]

v

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your Class A, Class B, or Class C Shares account balance was below the applicable minimum, your expenses may also have included a $6 quarterly small account fee. If your account is an IRA, your expenses may also have included a $15 annual fee. In either case, the amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an additional small account fee or IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Class A	$1,000.00	$1,098.90	$15.98	3.02%
Class B	$1,000.00	$1,098.30	$19.99	3.78%
Class C	$1,000.00	$1,096.20	$19.92	3.77%
Class Y	$1,000.00	$1,102.00	$14.68	2.77%

Hypothetical
Class A	$1,000.00	$1,009.98	$15.30	3.02%
Class B	$1,000.00	$1,006.15	$19.11	3.78%
Class C	$1,000.00	$1,006.20	$19.06	3.77%
Class Y	$1,000.00	$1,011.24	$14.04	2.77%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above for the applicable class by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

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Munder Technology Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Shares		Value

COMMON STOCKS — 98.7%
Industrials — 2.7%
Commercial Services & Supplies — 1.2%
273,014	Intermap Technologies Corp. †	$1,404,694

Electrical Equipment — 1.5%
48,000	Energy Conversion Devices, Inc. †,(a)	1,631,040

Total Industrials		3,035,734

Information Technology — 96.0%
Communications Equipment — 13.4%
170,200	Cisco Systems, Inc. †	4,651,566
106,000	Corning Incorporated †	1,983,260
63,000	Motorola, Inc.	1,295,280
84,000	Oplink Communications, Inc. †,(a)	1,727,040
83,100	QUALCOMM Incorporated	3,140,349
4,000	Research In Motion Limited †	511,120
162,000	Tellabs, Inc. †	1,662,120

		14,970,735

Computers & Peripherals — 20.7%
96,900	Apple Computer, Inc. †	8,220,996
84,500	EMC Corporation †	1,115,400
69,630	Hewlett-Packard Company	2,868,060
37,000	International Business Machines Corporation	3,594,550
99,000	SanDisk Corporation †,(a)	4,259,970
54,500	Seagate Technology (a)	1,444,250
82,000	Xyratex Ltd. †	1,769,560

		23,272,786

Electronic Equipment & Instruments — 1.0%
21,000	Anixter International, Inc. †,(a)	1,140,300

Information Technology Services — 4.2%
43,500	Accenture Ltd., Class A	1,606,455
20,000	Alliance Data Systems Corporation †	1,249,400
75,000	Infocrossing, Inc. †,(a)	1,222,500
26,000	Satyam Computer Services Ltd., ADR (a)	624,260

		4,702,615

See Notes to Financial Statements.

1

Munder Technology Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Shares		Value

COMMON STOCKS (Continued)
Information Technology (Continued)
Internet Software & Services — 11.6%
350,000	CMGI, Inc. †	$469,000
29,000	Digital River, Inc. †,(a)	1,617,910
8,500	Google Inc., Class A †	3,914,080
84,000	Interwoven, Inc. †	1,232,280
68,000	Perficient, Inc. †,(a)	1,115,880
73,000	SINA Corporation †,(a)	2,095,100
55,000	Sohu.com, Inc. †	1,320,000
49,000	Yahoo! Inc. †	1,251,460

		13,015,710

Semiconductors & Semiconductor Equipment — 21.7%
66,000	Advanced Energy Industries, Inc. †	1,245,420
57,000	Agere Systems Inc. †	1,092,690
49,000	ASM Lithography Holdings N.V., ADR †,(a)	1,206,870
78,000	Integrated Device Technology, Inc. †	1,207,440
23,000	Lam Research Corporation †	1,164,260
91,700	MEMC Electronic Materials, Inc. †,(a)	3,589,138
35,000	Novellus Systems, Inc. †,(a)	1,204,700
336,000	PMC-Sierra, Inc. †,(a)	2,254,560
75,000	Rudolph Technologies, Inc. †,(a)	1,194,000
118,000	Silicon Image, Inc. †	1,500,960
304,000	Silicon Motion Technology Corporation, ADR †,(a)	4,824,480
110,264	Taiwan Semiconductor Manufacturing Company Ltd., ADR (a)	1,205,185
255,000	TriQuint Semiconductor, Inc. †,(a)	1,147,500
63,500	Xilinx, Inc.	1,511,935

		24,349,138

Software — 23.4%
30,333	Activision, Inc. †	522,941
83,480	Adobe Systems Incorporated †	3,432,698
139,000	Captaris, Inc. †	1,080,030
52,000	Citrix Systems, Inc. †	1,406,600
41,000	Cognos Incorporated †,(a)	1,740,860
42,000	Manhattan Associates, Inc. †	1,263,360
123,100	Microsoft Corporation	3,675,766
110,225	Oracle Corporation †	1,889,256
101,000	Quest Software, Inc. †	1,479,650

See Notes to Financial Statements.

2

Shares		Value

Information Technology (Continued)
Software (Continued)
113,500	Red Hat, Inc. †,(a)	$2,610,500
35,000	salesforce.com, inc. †,(a)	1,275,750
105,400	SumTotal Systems, Inc. †	637,670
58,000	Sybase, Inc. †	1,432,600
114,000	Symantec Corporation †	2,376,900
125,000	VASCO Data Security International, Inc. †,(a)	1,481,250

		26,305,831

Total Information Technology		107,757,115

TOTAL COMMON STOCKS
(Cost $109,937,036)		110,792,849

LIMITED PARTNERSHIP — 1.7%
(Cost $2,117,972)
Multi-Industry — 1.7%
2,700,000	New Enterprise Associates 10, L.P. †,(b),(c),(d)	1,892,031

Principal
Amount

REPURCHASE AGREEMENT — 0.3%
(Cost $347,000)
$347,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $347,187 on 01/02/2007, collateralized by $365,000 FHLMC, 5.000% maturing 12/14/2018 (value $357,244)	347,000

Shares

COLLATERAL FOR SECURITIES ON LOAN — 22.4%
(Cost $25,126,888)
25,126,888	State Street Navigator Securities Trust – Prime Portfolio (e)	25,126,888

See Notes to Financial Statements.

3

Munder Technology Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

		Value

TOTAL INVESTMENTS
(Cost $137,528,896)	123.1%	$138,158,768
OTHER ASSETS AND LIABILITIES (Net)	(23.1)	(25,919,881)

NET ASSETS	100.0%	$112,238,887

†	Non-income producing security.

(a)	Security, or a portion thereof, is on loan.

(b)	Fair valued security as of December 31, 2006 (see Notes to Financial Statements, Note 2). At December 31, 2006, this security represents $1,892,031, 1.7% of net assets.

(c)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(d)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At December 31, 2006, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,892,031, 1.7% of net assets.

Security	Acquisition Date	Cost

New Enterprises Associates 10, L.P.	10/26/00	$210,594
	01/05/01	105,297
	07/27/01	52,648
	09/26/01	105,297
	01/16/02	111,577
	04/23/02	111,577
	07/12/02	111,577
	11/12/02	111,577
	02/04/03	112,860
	07/16/03	114,439
	09/19/03	118,178
	12/10/03	118,559
	04/19/04	118,987
	08/16/04	120,472
	12/28/04	128,742
	07/11/05	71,076
	01/13/06	73,537
	03/10/06	73,537
	04/03/06	73,537
	11/02/06	73,904

(e)	At December 31, 2006, the market value of the securities on loan is $24,442,853.

ABBREVIATIONS:

ADR   — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

4

At December 31, 2006, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	%
	Net Assets	Value

COMMON STOCKS:
United States	81.1%	$91,040,015
Taiwan	5.4	6,029,665
Canada	3.3	3,656,674
China	3.0	3,415,100
Bermuda	3.0	3,376,015
Cayman Islands	1.3	1,444,250
Netherlands	1.1	1,206,870
India	0.5	624,260

TOTAL COMMON STOCKS	98.7	110,792,849
LIMITED PARTNERSHIP	1.7	1,892,031
REPURCHASE AGREEMENT	0.3	347,000
COLLATERAL FOR SECURITIES ON LOAN	22.4	25,126,888

TOTAL INVESTMENTS	123.1	138,158,768
OTHER ASSETS AND LIABILITIES (Net)	(23.1)	(25,919,881)

NET ASSETS	100.0%	$112,238,887

See Notes to Financial Statements.

5

Munder Technology Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities (including $24,442,853 of securities loaned)	$137,811,768
Repurchase agreement	347,000

Total Investments	138,158,768
Cash	283
Interest receivable	140
Dividends receivable	21,565
Receivable for investment securities sold	1,784,437
Receivable for Fund shares sold	54,877
Prepaid expenses and other assets	40,067

Total Assets	140,060,137

LIABILITIES:
Payable for Fund shares redeemed	1,417,871
Payable for investment securities purchased	522,618
Payable upon return of securities loaned	25,126,888
Transfer agency/record keeping fees payable	452,870
Investment advisory fees payable	101,026
Trustees’ fees and expenses payable	60,357
Distribution and shareholder servicing fees payable — Class A, B and C Shares	46,081
Custody fees payable	6,619
Administration fees payable	4,554
Accrued expenses and other payables	82,366

Total Liabilities	27,821,250

NET ASSETS	$112,238,887

Investments, at cost	$137,528,896

See Notes to Financial Statements.

6

NET ASSETS consist of:
Accumulated net investment loss	$(1,816,772)
Accumulated net realized loss on investments sold	(1,561,293,617)
Net unrealized appreciation of investments	629,872
Paid-in capital	1,674,719,404

$112,238,887

NET ASSETS:
Class A Shares	$75,775,195

Class B Shares	$12,596,264

Class C Shares	$23,165,348

Class Y Shares	$702,080

SHARES OUTSTANDING:
Class A Shares	18,938,736

Class B Shares	3,318,171

Class C Shares	6,764,007

Class Y Shares	158,520

CLASS A SHARES:
Net asset value and redemption price per share	$4.00

Maximum sales charge	5.50%
Maximum offering price per share	$4.23

CLASS B SHARES:
Net asset value and offering price per share*	$3.80

CLASS C SHARES:
Net asset value and offering price per share*	$3.42

CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$4.43

*	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).

See Notes to Financial Statements.

7

Munder Technology Fund

Statement of Operations, Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$11,726
Dividends on securities of unaffiliated companies(a)	146,368
Dividends on securities of affiliated company	2,219
Securities lending	16,828

Total Investment Income	177,141

EXPENSES:
Distribution and shareholder servicing fees:
Class A Shares	98,705
Class B Shares	71,940
Class C Shares	126,124
Transfer agency/ record keeping fees	778,589
Investment advisory fees	596,236
Administration fees	92,954
Printing and mailing fees	75,238
Custody fees	28,031
Registration and filing fees	25,596
Legal and audit fees	23,987
Trustees’ fees and expenses	22,005
Other	10,016

Total Expenses	1,949,421

NET INVESTMENT LOSS	(1,772,280)

NET REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS:
Net realized loss from security transactions	(10,659,847)
Net change in unrealized appreciation/(depreciation) of securities	23,631,654

Net realized and unrealized gain on investments	12,971,807

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,199,527

(a) Net of foreign withholding taxes of $1,125.

See Notes to Financial Statements.

8

Munder Technology Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006(a)

Net investment loss	$(1,772,280)	$(3,725,907)
Net realized loss from security transactions	(10,659,847)	(33,833,899)
Net change in unrealized appreciation/(depreciation) of investments	23,631,654	44,620,780

Net increase in net assets resulting from operations	11,199,527	7,060,974
Net increase/(decrease) in net assets from Fund share transactions:
Class A Shares	(10,195,053)	20,833,038
Class B Shares	(6,391,269)	(58,995,523)
Class C Shares	(5,266,569)	(10,820,512)
Class K Shares	—	(10,579)
Class Y Shares	(3,975)	(1,288,091)
Short-term trading fees	876	1,492
Voluntary contribution from Advisor	—	38,276

Net decrease in net assets	(10,656,463)	(43,180,925)
NET ASSETS:
Beginning of period	122,895,350	166,076,275

End of period	$112,238,887	$122,895,350

Accumulated net investment loss	$(1,816,772)	$(44,492)

(a)	Effective April 28, 2006, Class K Shares of the Fund are no longer being offered for sale.

See Notes to Financial Statements.

9

Munder Technology Fund

Statements of Changes in Net Assets — Capital Stock Activity

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006(a)

Amount
Class A Shares:
Sold*	$5,079,079	$47,249,462
Redeemed	(15,274,132)	(26,416,424)

Net increase/(decrease)	$(10,195,053)	$20,833,038

Class B Shares:
Sold	$273,143	$1,274,179
Redeemed*	(6,664,412)	(60,269,702)

Net decrease	$(6,391,269)	$(58,995,523)

Class C Shares:
Sold	$235,739	$531,810
Redeemed	(5,502,308)	(11,352,322)

Net decrease	$(5,266,569)	$(10,820,512)

Class K Shares:
Redeemed	$—	$(10,579)

Net decrease	$—	$(10,579)

Class Y Shares:
Sold	$18,597	$64,132
Redeemed	(22,572)	(1,352,223)

Net decrease	$(3,975)	$(1,288,091)

(a)	Effective April 28, 2006, Class K Shares of the Fund are no longer being offered for sale.

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

10

	Period Ended
	December 31, 2006	Year Ended
	(Unaudited)	June 30, 2006(a)

Shares
Class A Shares:
Sold*	1,376,078	11,744,352
Redeemed	(4,000,562)	(6,763,373)

Net increase/(decrease)	(2,624,484)	4,980,979

Class B Shares:
Sold	75,968	344,116
Redeemed*	(1,885,339)	(15,818,916)

Net decrease	(1,809,371)	(15,474,800)

Class C Shares:
Sold	73,508	156,849
Redeemed	(1,671,526)	(3,379,934)

Net decrease	(1,598,018)	(3,223,085)

Class K Shares:
Redeemed	—	(2,626)

Net decrease	—	(2,626)

Class Y Shares:
Sold	4,404	14,755
Redeemed	(5,271)	(300,513)

Net decrease	(867)	(285,758)

(a)	Effective April 28, 2006, Class K Shares of the Fund are no longer being offered for sale.

*	May include amounts automatically converted from Class B Shares to Class A Shares.

See Notes to Financial Statements.

11

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	A Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/06(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$3.64		$3.54		$3.83	$3.26	$3.12	$6.02

Income/(loss) from investment operations:
Net investment loss	(0.05)		(0.08)		(0.05)	(0.09)	(0.08)	(0.10)
Net realized and unrealized gain/(loss) on investments	0.41		0.18		(0.24)	0.66	0.22	(2.80)

Total from investment operations	0.36		0.10		(0.29)	0.57	0.14	(2.90)

Short-term trading fees	0.00	(d)	0.00	(d)	0.00 (d)	0.00 (d)	—	—

Voluntary contribution from Advisor	—		0.00	(d)	—	—	—	—

Net asset value, end of period	$4.00		$3.64		$3.54	$3.83	$3.26	$3.12

Total return(b)	9.89%		2.82	%(e)	(7.33)%	17.18%	4.49%	(48.17)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$75,775		$78,419		$58,757	$85,682	$90,905	$106,583
Ratio of operating expenses to average net assets	3.02	%(f)	2.53%		2.56%	2.68%	3.00%	2.56%
Ratio of net investment loss to average net assets	(2.72	)%(f)	(1.96)%		(1.28)%	(2.33)%	(2.68)%	(2.25)%
Portfolio turnover rate	60%		135%		90%	53%	44%	89%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.02	%(f)	2.53%		2.59%	2.78%	3.13%	2.59%

(a)	Class A Shares and Class B Shares of the Fund commenced operations on October 26, 1999.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	The voluntary contribution from Advisor had no impact on total return.

(f)	Annualized.

See Notes to Financial Statements.

12

B Shares

Period Ended		Year		Year	Year	Year	Year
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$3.46		$3.40		$3.70	$3.17	$3.06	$5.95

(0.06)		(0.10)		(0.07)	(0.11)	(0.10)	(0.13)
0.40		0.16		(0.23)	0.64	0.21	(2.76)

0.34		0.06		(0.30)	0.53	0.11	(2.89)

0.00(d	)	0.00(d	)	0.00(d)	0.00(d)	—	—

—		0.00	(d)	—	—	—	—

$3.80		$3.46		$3.40	$3.70	$3.17	$3.06

9.83%		1.76	%(e)	(8.11)%	16.72%	3.59%	(48.57)%

$12,596		$17,718		$70,035	$109,400	$112,580	$133,166
3.78	%(f)	3.26%		3.31%	3.43%	3.75%	3.31%
(3.48	)%(f)	(2.79)%		(2.03)%	(3.08)%	(3.43)%	(3.00)%
60%		135%		90%	53%	44%	89%
3.78	%(f)	3.26%		3.34%	3.53%	3.88%	3.34%

See Notes to Financial Statements.

13

Munder Technology Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period (continued)

	C Shares

	Period Ended		Year		Year	Year	Year	Year
	12/31/06(c)		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

Net asset value, beginning of period	$3.12		$3.07		$3.34	$2.86	$2.76	$5.38

Income/(loss) from investment operations:
Net investment loss	(0.06)		(0.09)		(0.06)	(0.10)	(0.09)	(0.12)
Net realized and unrealized gain/(loss) on investments	0.36		0.14		(0.21)	0.58	0.19	(2.50)

Total from investment operations	0.30		0.05		(0.27)	0.48	0.10	(2.62)

Short-term trading fees	0.00(d	)	0.00(d	)	0.00(d )	0.00(d )	—	—

Voluntary contribution from Advisor	—		0.00(d	)	—	—	—	—

Net asset value, end of period	$3.42		$3.12		$3.07	$3.34	$2.86	$2.76

Total return(b)	9.62%		1.63	%(e)	(7.81)%	16.43%	3.62%	(48.70)%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$23,165		$26,118		$35,538	$54,891	$61,337	$71,303
Ratio of operating expenses to average net assets	3.77	%(f)	3.27%		3.31%	3.43%	3.75%	3.31%
Ratio of net investment loss to average net assets	(3.48	)%(f)	(2.74)%		(2.03)%	(3.08)%	(3.43)%	(3.00)%
Portfolio turnover rate	60%		135%		90%	53%	44%	89%
Ratio of operating expenses to average net assets without expense waivers and/or reimbursements	3.77	%(f)	3.27%		3.34%	3.53%	3.88%	3.34%

(a)	Prior to the close of business of October 31, 2003 the Fund offered Class II shares, which were converted and/or reclassified as Class C shares on that date. Class II shares, which commenced operations on November 16, 1999, were subject to a front-end sales charge of 1.00% and were also subject to a 1.00% CDSC on redemptions of Class II shares within eighteen months of purchase. The financial highlights for periods prior to October 31, 2003 are for the Class II shares and reflect the fees and expenses of the Class II shares. Class Y Shares of the Fund commenced operations on August 26, 1999.

(b)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(c)	Per share numbers have been calculated using the average shares method.

(d)	Amount is less than $0.01 per share.

(e)	The voluntary contribution from Advisor had no impact on total return.

(f)	Annualized.

See Notes to Financial Statements.

14

Y Shares

Period Ended		Year		Year	Year	Year	Year
12/31/06(c)		Ended		Ended	Ended	Ended	Ended
(Unaudited)		6/30/06(c)		6/30/05(c)	6/30/04(c)	6/30/03(c)	6/30/02(c)

$4.02		$3.90		$4.20	$3.57	$3.41	$6.56

(0.05)		(0.07)		(0.04)	(0.09)	(0.08)	(0.10)
0.46		0.19		(0.26)	0.72	0.24	(3.05)

0.41		0.12		(0.30)	0.63	0.16	(3.15)

0.00(d	)	0.00(d	)	0.00(d )	0.00(d )	—	—

—		0.00(d	)	—	—	—	—

$4.43		$4.02		$3.90	$4.20	$3.57	$3.41

10.20%		3.08	%(e)	(7.14)%	17.65%	4.69%	(48.02)%

$702		$641		$1,736	$3,444	$2,963	$4,160
2.77	%(f)	2.24%		2.31%	2.43%	2.75%	2.31%
(2.47	)%(f)	(1.75)%		(1.09)%	(2.08)%	(2.43)%	(2.00)%
60%		135%		90%	53%	44%	89%
2.77	%(f)	2.24%		2.34%	2.53%	2.88%	2.34%

See Notes to Financial Statements.

15

[This Page Intentionally Left Blank]

16

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    As of December 31, 2006, The Munder Funds (sometimes referred to as the “Funds”) consisted of 25 portfolios, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Munder Technology Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a non-diversified management investment company under the 1940 Act. The Fund’s goal is to provide capital appreciation. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 4 classes of shares — Class A, Class B, Class C, and Class Y Shares. Prior to April 28, 2006, the Fund also offered Class K Shares. Class A Shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C Shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class B Shares automatically convert to Class A Shares on a date based on the initial purchase date of Class B Shares and the passage of a specified period of time since that date. Class Y shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are

17

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

    Foreign Currency: The books and records of the Fund are maintained in U.S. dollars. Investment securities, other assets and liabilities, securities transactions, and items of income and expense denominated in foreign currencies are translated into U.S. dollars.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on all assets and liabilities denominated in foreign currencies other than investment securities are included in the net change in unrealized appreciation/(depreciation) of foreign currency-related transactions. Net realized gains and losses from foreign currency-related transactions include foreign currency gains and losses between trade date and settlement date on investment security, foreign currency and foreign interest and dividend income transactions.

    Unrealized gains and losses resulting from changes in foreign currency exchange rates on investment securities denominated in foreign currencies are included in the net change in unrealized appreciation/(depreciation) of securities. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of securities denominated in foreign currencies is included in realized gains and losses from security transactions.

18

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Forward Foreign Currency Exchange and Spot Contracts: The Fund may engage in forward foreign currency exchange and spot contracts in an effort to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. The value of such contracts is translated into U.S. dollars. Forward foreign currency exchange and spot contracts are marked to market daily. The change in market value is recorded as unrealized appreciation/ (depreciation) from foreign currency-related transactions. When the contract is closed, the Fund records a realized gain or loss from foreign currency-related transactions equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Loans of Portfolio Securities: The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Prior to December 14, 2006, the limit on securities lending was 25% of the value of the Fund’s total assets. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. The Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. The Fund also continues to receive the equivalent of the interest and dividends paid on the

19

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

loaned securities. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. Dividends are recorded on the ex-dividend date. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated among the share classes based on the relative average net assets of each class.

    Short-Term Trading (Redemption) Fees: A short-term trading fee of 2% is assessed on certain redemptions of Fund shares made within a specified number of days after purchase, as described in the Fund’s prospectus. Prior to October 31, 2006, the fee applied to redemptions made within 60 days of purchase. Effective October 31, 2006, the fee applies to redemptions made within 30 days of purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital. These fees (if any) are shown in the accompanying Statements of Changes in Net Assets and Financial Highlights as short-term trading fees.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid annually (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets

20

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 1.00% on the first $300 million; 0.90% on assets above $300 million up to $1 billion; and 0.80% on assets exceeding $1 billion. Prior to December 29, 2006, the fee was computed daily and payable monthly. During the period ended December 31, 2006, the Fund paid an annual effective rate of 1.0000% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $92,954 before payment of sub-administration fees and $60,442 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1559% for administrative services.

21

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Beginning on November 27, 2006, the Fund made investments of cash balances primarily in the Institutional Money Market Fund (the “Money Market Fund”), a series of MST. The income earned by the Fund from its investments in the Money Market Fund is included as dividends on securities of affiliated company in the accompanying Statement of Operations. The Advisor earned advisory and administration fees on the investments made in the Money Market Fund in addition to the advisory and administration fees it earned from the Fund. For the period ended December 31, 2006, in connection with the Fund’s investments in the Money Market Fund, the Advisor earned $85 in advisory fees before waivers and expense reimbursements ($3 after waivers and reimbursements) and $35 in administration fees.

    The Advisor made a voluntary capital contribution to the Fund during the year ended June 30, 2006 of $38,276 after completing a review of certain shareholder trading activities and the application of the Fund’s redemption fee policy in prior years.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $0 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2006. Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, earned $6 from commissions on Class A Shares of the Fund for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These

22

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4.	Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Class A, Class B and Class C Shares, that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. Additional fees may also be collected from the Fund with respect to Class B and Class C Shares to pay for certain shareholder services and the distribution of Fund shares to investors. These fees may be used as a form of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund.

    The maximum rates, as a percentage of average daily net assets, payable under the Plan are as follows:

Class A	Class B	Class C
Shares	Shares	Shares
12b-1 Fees	12b-1 Fees	12b-1 Fees

0.25%	1.00%	1.00%

    No payments are made under the Plan with regard to Class Y Shares. Comerica Securities, Inc. and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $106 to Comerica Securities and $1 to Comerica Bank for shareholder and/or distribution-related services provided to Class A, Class B and Class C shareholders.

5.	Securities Transactions

    Cost of purchases and proceeds from sales of securities other than short-term investments and U.S. government securities were $70,799,867 and $93,741,734, respectively, for the period ended December 31, 2006.

    At December 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $12,860,542, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was

23

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

$12,230,670 and net appreciation for financial reporting purposes was $629,872. At December 31, 2006, aggregate cost for financial reporting purposes was $137,528,896.

6.	Investment Concentration

    The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

7. Revolving Line of Credit

    Effective December 13, 2006, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the Fund, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of the Fund. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 12, 2007 on the daily amount of the unused commitment. During the period ended December 31, 2006, the Fund did not utilize the revolving line of credit. For the period ended December 31, 2006, total commitment fees for the Fund were $671.

8. Commitments

    The Fund invests in a private placement that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At December 31, 2006, the Fund had total commitments to contribute $300,000 to the private placement issuer when and if required.

9. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing

24

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund also may utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Post October	Capital	Unrealized
Loss	Loss Carryover	Depreciation	Total

$(27,246,562)	$(1,523,409,251)	$(22,983,815)	$(1,573,639,628)

    The differences between book and tax distributable earnings are primarily due to wash sales, deferred trustees’ fees and partnership basis adjustments.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $1,523,409,251 of unused capital losses of which $149,921,329, $1,053,993,850, $186,583,565, $75,068,939, $19,210,173 and $38,631,395 expire in 2009, 2010, 2011, 2012, 2013 and 2014, respectively.

    Certain capital losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. The Fund has elected to defer net foreign currency and capital losses arising between November 1, 2005 and June 30, 2006 of $4,076 and $27,242,486, respectively.

11.	Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The Meeting was adjourned to November 20, 2006 in order to permit shareholders further time to respond to the solicitation of proxies. The Meeting was then further adjourned and reconvened for a final time on December 14, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

25

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

No. of Shares

For	14,096,585
Against	1,234,018
Abstain	2,106,850
Broker Non-Votes	—
TOTAL	17,437,453

    2. A proposal seeking approval of the amendment or elimination of certain fundamental investment restrictions. Shareholders of the Fund approved each part of the proposal and the results of the votes are as set forth below.

a. Diversification

No. of Shares

For	13,897,726
Against	1,370,410
Abstain	2,169,317
Broker Non-Votes	—
TOTAL	17,437,453

b. Borrowing

No. of Shares

For	13,677,264
Against	1,586,333
Abstain	2,173,856
Broker Non-Votes	—
TOTAL	17,437,453

c. Senior Securities

No. of Shares

For	13,766,949
Against	1,487,882
Abstain	2,182,622
Broker Non-Votes	—
TOTAL	17,437,453

d. Underwriting Securities

No. of Shares

For	13,765,551
Against	1,479,460
Abstain	2,192,442
Broker Non-Votes	—
TOTAL	17,437,453

26

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

e. Real Estate

No. of Shares

For	13,890,228
Against	1,407,640
Abstain	2,139,585
Broker Non-Votes	—
TOTAL	17,437,453

f. Making Loans

No. of Shares

For	13,646,084
Against	1,605,075
Abstain	2,186,294
Broker Non-Votes	—
TOTAL	17,437,453

g. Concentration of Investments

No. of Shares

For	13,832,065
Against	1,410,546
Abstain	2,194,842
Broker Non-Votes	—
TOTAL	17,437,453

h. Commodities

No. of Shares

For	13,766,956
Against	1,518,161
Abstain	2,152,336
Broker Non-Votes	—
TOTAL	17,437,453

i. Pledging, Mortgaging and Hypothecating Fund Assets

No. of Shares

For	13,601,949
Against	1,621,996
Abstain	2,213,508
Broker Non-Votes	—
TOTAL	17,437,453

27

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

j. Investments for Control

No. of Shares

For	13,672,008
Against	1,520,885
Abstain	2,244,560
Broker Non-Votes	—
TOTAL	17,437,453

k. Margin Activities and Short Selling

No. of Shares

For	13,664,325
Against	1,589,630
Abstain	2,183,498
Broker Non-Votes	—
TOTAL	17,437,453

    3. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	13,144,461
Against	2,130,015
Abstain	2,162,977
Broker Non-Votes	—
TOTAL	17,437,453

12. Subsequent Event

    Effective April 1, 2007, Class B Shares of the Munder Funds will be available for purchase only as follows:

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase (including by exchange) additional Class B shares of any Munder Fund in that account and may reinvest dividends and capital gains distributions from Class B Shares of a Munder Fund in additional Class B Shares of that Fund;

•	Existing owners of any account holding Class B Shares of a Munder Fund as of March 31, 2007 will be able to purchase Class B Shares in new accounts opened on or after April 1, 2007 in the same registered name alone, in the same registered name jointly with another investor, in the same registered name as custodian for a Uniform Gifts to Minors Act (UGMA) account, or in the name of a trust for which the existing registered owner is the trustee or beneficiary;

28

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

•	401(k) retirement plans (and other similar group retirement plans) offering Class B Shares of a Munder Fund as an investment option as of the close of business on March 31, 2007 (whether or not such retirement plans have any participants investing in the Fund) may open new participant accounts in Class B Shares of that Munder Fund and may purchase additional Class B Shares of that Fund in existing participant accounts;

•	401(k) retirement plans (and other similar group retirement plans) seeking to make investment options consistent with another affiliated retirement plan that, as of the close of business on March 31, 2007, offered Class B Shares of a Munder Fund as an investment option, may open participant accounts in Class B Shares of that Fund;

•	Investors that have, prior to the close of business on March 31, 2007, provided the Funds with a written indication of intent to invest in Class B Shares of one or more Munder Funds before August 31, 2007 may purchase Class B Shares of any Munder Fund; and

•	Any client or customer of a broker, financial intermediary or other financial institution that has (i) received a sales presentation within the previous six months that includes Class B Shares of one or more Munder Funds as an investment option and (ii) been identified in writing to the Munder Funds on or before March 31, 2007 by the relevant broker, financial intermediary or financial institution as a likely investor in Class B Shares of a Munder Fund may purchase Class B Shares.

    After March 31, 2007, if all Class B Shares in an existing shareholder’s account are voluntarily redeemed or are redeemed involuntarily for any reason as described in the Prospectus, then the shareholder’s account will be closed. Such former holders of Class B Shares will not be able to buy additional Class B Shares or reopen a Class B Shares account with the Munder Funds. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above. In addition, shareholders with direct Fund accounts that fall below the applicable account minimum may be charged a quarterly small account servicing fee, as described in the Prospectus.

    The Fund reserves the right to revise the scope of the limited offering described above or to change these policies at any time.

29

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

13. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

14. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

15. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

16. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the

30

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on December 14, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different

31

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the

32

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Class Y Shares as of December 31, 2005 and compared this information to the performance of the Fund’s benchmark index and the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile

33

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

and quartile ranking basis, as well as the three- and five-year and the overall “star” ratings of the Fund by Morningstar, Inc. The Board also considered the Fund’s one-, three- and five-year total return for Class A Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its benchmark and that of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf

34

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Class A Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

35

Munder Technology Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

36

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNTECH1206

SEMI-ANNUAL REPORT
December 31, 2006
Institutional
Money Market Fund
Comerica Class K & Y Shares

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Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statements of Changes in Net Assets
10	Financial Highlights
13	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789 or visit www.munder.com. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, 12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The section of the table below entitled “Actual” provides information about actual account values and actual expenses for each class of the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the section entitled “Actual” under the heading “Expenses Paid During Period” corresponding to the class you own. If your account is an IRA, your expenses may also have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The section of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Annualized
	Value	Value	During Period*	Expense
	7/1/06	12/31/06	7/1/06-12/31/06	Ratio

Actual
Comerica Class K	$1,000.00	$1,025.20	$2.09	0.41%
Comerica Class Y	$1,000.00	$1,026.50	$0.82	0.16%

Hypothetical
Comerica Class K	$1,000.00	$1,023.14	$2.09	0.41%
Comerica Class Y	$1,000.00	$1,024.40	$0.82	0.16%

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio listed above by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Institutional Money Market Fund

Investment Allocation, December 31, 2006 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2006 is contained in the Portfolio of Investments, which begins on the following page. The most currently available data regarding portfolio holdings can be found on our website, www.munder.com. You may also obtain currently available portfolio holdings data by calling (800) 438-5789.

iv

Institutional Money Market Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Principal
Amount		Value

ASSET-BACKED SECURITIES — 1.0%
$9,563,000	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1, 2.550% due 01/22/2007	$9,548,810
6,930,296	USAA Auto Owner Trust, Series 2006-A, Class A1, 5.340% due 12/13/2007	6,930,296

TOTAL ASSET-BACKED SECURITIES
(Cost $16,479,106)		16,479,106

CERTIFICATES OF DEPOSIT — 8.2%
25,000,000	Bank of Tokyo- Mitsubishi Limited, YNK 5.300% due 01/02/2007	25,000,000
25,000,000	Barclays Bank PLC, YNK 5.325% due 03/27/2007	25,000,000
25,000,000	M&I Marshall & Ilsley Bank, 5.310% due 02/09/2007	25,000,000
15,000,000	Rabobank Nederland, YNK 5.010% due 02/14/2007	15,000,000
25,000,000	Washington Mutual, Inc., 5.320% due 04/16/2007	25,000,000
25,000,000	Wells Fargo Bank NA, 5.290% due 03/22/2007 (b)	25,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $140,000,000)		140,000,000

COMMERCIAL PAPER — 52.7%
25,000,000	Amsterdam Funding Corporation, 5.240% due 01/12/2007 (a)	24,959,972
25,000,000	Bank of Ireland, YNK 5.290% due 04/17/2007 (b)	25,000,000
25,000,000	Bryant Park Funding LLC, 5.310% due 01/25/2007 (a)	24,911,500
25,000,000	CAFCO LLC, 5.240% due 01/10/2007 (a)	24,967,250
25,000,000	CHARTA LLC, 5.270% due 02/01/2007 (a)	24,886,549
25,000,000	CIT Group Inc., 5.250% due 01/18/2007 (a)	24,938,021
25,000,000	CRC Funding LLC, 5.260% due 01/09/2007 (a)	24,970,778
25,000,000	Crown Point Capital Company, 5.230% due 03/12/2007 (a)	24,745,764

See Notes to Financial Statements.

1

Institutional Money Market Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
$25,000,000	DaimlerChrysler NA Holding Corporation, 5.230% due 03/06/2007 (a)	$24,767,555
25,000,000	Dexia Delaware LLC, 5.230% due 02/28/2007 (a)	24,789,347
25,000,000	Fcar Owner Trust, Series I, 5.240% due 03/16/2007 (a)	24,730,722
	Galaxy Funding, Inc.:
10,000,000	5.250% due 02/26/2007 (a)	9,918,333
20,000,000	5.260% due 03/19/2007 (a)	19,774,989
25,000,000	Grampian Funding LLC, 5.250% due 02/01/2007 (a)	24,886,979
25,000,000	Greenwich Capital Holdings, 5.310% due 06/15/2007 (b)	25,000,000
25,000,000	Greyhawk Funding LLC, 5.260% due 01/08/2007 (a)	24,974,430
25,000,000	HBOS Treasury Services PLC, YNK 5.225% due 03/12/2007 (a)	24,746,007
25,000,000	ING U.S. Funding LLC, 5.210% due 03/08/2007 (a)	24,761,208
25,000,000	Jupiter Securitization Corporation, 5.270% due 02/20/2007 (a)	24,817,014
25,000,000	Lexington Parker Capital Corporation, 5.270% due 01/04/2007 (a)	24,989,021
20,000,000	Macquarie Bank Limited, YNK 5.330% due 07/12/2007 (b)	20,000,000
25,000,000	Mane Funding Corporation, 5.250% due 03/19/2007 (a)	24,719,271
25,000,000	Mont Blanc Capital Corporation, 5.245% due 01/16/2007 (a)	24,945,365
25,000,000	National Rural Utilities Cooperative Finance Corporation, 5.310% due 01/29/2007 (a)	24,896,750
30,000,000	New Center Asset Trust, 5.280% due 01/02/2007 (a)	29,995,600
25,000,000	Old Line Funding LLC, 5.250% due 01/10/2007 (a)	24,967,187
25,000,000	Park Avenue Receivables Corporation, 5.270% due 02/16/2007 (a)	24,831,653
25,000,000	Ranger Funding Company LLC, 5.250% due 02/23/2007 (a)	24,806,771

See Notes to Financial Statements.

2

Principal
Amount		Value

$25,000,000	Scaldis Capital LLC, 5.210% due 03/02/2007 (a)	$24,782,917
25,000,000	Sheffield Receivables Corp., 5.300% due 01/23/2007 (a)	24,919,028
25,000,000	Societe Generale North America, YNK 5.200% due 04/20/2007 (a)	24,606,389
25,000,000	Solitaire Funding LLC, 5.250% due 01/24/2007 (a)	24,916,146
25,000,000	Thames Asset Global Securities, 5.270% due 01/05/2007 (a)	24,985,361
25,000,000	Thunder Bay Funding, Inc., 5.250% due 03/14/2007 (a)	24,737,500
25,000,000	UBS Finance (DE) LLC, YNK 5.235% due 01/05/2007 (a)	24,985,458
25,000,000	Victory Receivables Corporation, 5.350% due 01/19/2007 (a)	24,933,125
25,000,000	Yorktown Capital LLC, 5.250% due 01/18/2007 (a)	24,938,021

TOTAL COMMERCIAL PAPER
(Cost $900,501,981)		900,501,981

CORPORATE BONDS AND NOTES — 9.4%
10,000,000	American Honda Finance Corporation, MTN, 144A, 5.310% due 02/21/2007 (b),(c),(d),(e)	10,000,000
25,000,000	Bank of America, NA, 5.320% due 02/07/2007 (a)	25,000,000
25,000,000	Beta Finance, Inc., MTN, 144A, 5.300% due 05/09/2007 (b),(c),(d),(e)	25,000,000
25,000,000	CC USA, Inc., MTN, 144A, 5.300% due 07/30/2007 (b),(c),(d),(e)	24,998,569
25,000,000	Fifth Third Bancorp, 144A, 5.330% due 01/23/2008 (b),(c),(d),(e)	25,000,000

See Notes to Financial Statements.

3

Institutional Money Market Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

CORPORATE BONDS AND NOTES (Continued)
$25,000,000	K2 USA LLC, MTN, 144A, 5.305% due 06/25/2007 (b),(c),(d),(e)	$24,999,417
25,000,000	Merrill Lynch & Co., Inc., MTN, 5.320% due 07/27/2007 (b)	25,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $159,997,986)		159,997,986

FUNDING AGREEMENT — 1.5%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 5.420% due 09/27/2007 (b),(f),(g)	25,000,000

REPURCHASE AGREEMENTS — 30.4%
200,000,000	Agreement with Merrill Lynch & Co., Inc., 5.300% dated 12/29/2006, to be repurchased at $200,117,778 on 01/02/2007, collateralized by $5,645,000 FNMA, 6.000% maturing on 04/18/2036 (value $5,831,755), $75,000,000 FHLMC, 3.550%-5.540% having maturities from 12/09/2009-09/08/2025 (value $72,555,187), and $125,910,000 FHLB, 4.320%-5.250% having maturities from 04/13/2007-01/10/2011 (value $125,616,323)	200,000,000
200,000,000	Agreement with Salomon Brothers Holdings, Inc., 5.300% dated 12/29/2006, to be repurchased at $200,117,778 on 01/02/2007, collateralized by $231,981,866 FNMA, 3.922%-6.491% having maturities from 12/01/2018-11/01/2036 (value $204,000,000)	200,000,000
113,132,000	Agreement with State Street Bank and Trust Company, 4.250% dated 12/29/2006, to be repurchased at $113,185,423 on 01/02/2007, collateralized by $115,675,000 FNMA, 5.140% having maturities from 01/16/2007-02/15/2007 (value $114,915,738), and $470,000 U.S. Treasury Note, 6.125% maturing 08/15/2007 (value $483,576)	113,132,000

See Notes to Financial Statements.

4

Principal
Amount		Value

$6,120,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $6,123,298 on 01/02/2007, collateralized by $6,220,000 FNMA, 5.200% maturing 11/20/2009 (value $6,243,325)	$6,120,000

TOTAL REPURCHASE AGREEMENTS
(Cost $519,252,000)		519,252,000

TOTAL INVESTMENTS
(Cost $1,761,231,073)	103.2%	1,761,231,073
OTHER ASSETS AND LIABILITIES (Net)	(3.2)	(54,487,523)

NET ASSETS	100.0%	$1,706,743,550

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2006.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(f)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At December 31, 2006, this security represents $25,000,000, 1.5% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 5.420% due 09/27/2007	09/27/2006	$25,000,000

ABBREVIATIONS:

FHLB  — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
MTN  — Medium Term Note
YNK   — Yankee Security

See Notes to Financial Statements.

5

Institutional Money Market Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$1,241,979,073
Repurchase agreements	519,252,000

Total Investments	1,761,231,073
Cash	212
Interest receivable	2,666,297
Receivable from Advisor	213,766
Receivable for Fund shares sold	83,056,704
Prepaid expenses and other assets	22,995

Total Assets	1,847,191,047

LIABILITIES:
Payable for Fund shares redeemed	135,021,882
Dividends payable	4,786,662
Investment advisory fees payable	223,174
Administration fees payable	108,181
Transfer agency/record keeping fees payable	102,064
Shareholder servicing fees payable — Comerica Class K Shares	73,356
Trustees’ fees and expenses payable	59,227
Custody fees payable	19,043
Accrued expenses and other payables	53,908

Total Liabilities	140,447,497

NET ASSETS	$1,706,743,550

Investments, at cost	$1,761,231,073

NET ASSETS consist of:
Undistributed net investment income	$5,163
Paid-in capital	1,706,738,387

$1,706,743,550

NET ASSETS:
Comerica Class K Shares	$412,596,842

Comerica Class Y Shares	$1,294,146,708

SHARES OUTSTANDING:
Comerica Class K Shares	412,596,841

Comerica Class Y Shares	1,294,140,964

COMERICA CLASS K SHARES:
Net asset value, offering price and redemption price per share	$1.00

COMERICA CLASS Y SHARES:
Net asset value, offering price and redemption price per share	$1.00

See Notes to Financial Statements.

6

Institutional Money Market Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$38,864,708

EXPENSES:
Shareholder servicing fees:
Comerica Class K Shares	371,121
Investment advisory fees	1,452,079
Administration fees	630,204
Transfer agency/record keeping fees	297,432
Custody fees	96,049
Legal and audit fees	39,101
Trustees’ fees and expenses	21,085
Printing and mailing fees	19,154
Registration and filing fees	407
Other	32,124

Total Expenses	2,958,756
Fees waived and expenses reimbursed by Advisor	(1,425,972)

Net Expenses	1,532,784

NET INVESTMENT INCOME	37,331,924

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,331,924

See Notes to Financial Statements.

7

Institutional Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Period Ended	Year Ended
	(Unaudited)	June 30, 2006(a)	December 31, 2005(a)

Net investment income	$37,331,924	$28,722,199	$34,365,710

Net increase in net assets resulting from operations	37,331,924	28,722,199	34,365,710
Dividends to shareholders from net investment income:
Comerica Class K Shares	(7,342,201)	(3,572,137)	(1,946,708)
Comerica Class Y Shares	(29,989,723)	(25,150,062)	(32,419,002)
Net increase in net assets from Fund share transactions:
Comerica Class K Shares	205,923,050	89,875,395	105,135,855
Comerica Class Y Shares	140,933,890	41,208,762	160,362,412

Net increase in net assets	346,856,940	131,084,157	265,498,267
NET ASSETS:
Beginning of period	1,359,886,610	1,228,802,453	963,304,186

End of period	$1,706,743,550	$1,359,886,610	$1,228,802,453

Undistributed net investment income	$5,163	$5,163	$5,163

Capital Stock Activity(b):
Comerica Class K Shares:
Sold	$915,145,470	$473,478,417	$637,848,255
Issued as reinvestment of dividends	6,856,225	3,142,480	1,256,969
Redeemed	(716,078,645)	(386,745,502)	(533,969,369)

Net increase	$205,923,050	$89,875,395	$105,135,855

Comerica Class Y Shares:
Sold	$1,942,276,400	$1,601,767,259	$2,784,759,966
Issued as reinvestment of dividends	5,074,433	6,757,267	7,009,094
Redeemed	(1,806,416,943)	(1,567,315,764)	(2,631,406,648)

Net increase	$140,933,890	$41,208,762	$160,362,412

(a)	Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Since the Institutional Money Market Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

8

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9

Institutional Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Comerica Class K Shares

	Period Ended		Period		Year	Period
	12/31/06		Ended		Ended	Ended
	(Unaudited)		6/30/06		12/31/05	12/31/04

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.025		0.021		0.029	0.004

Total from investment operations	0.025		0.021		0.029	0.004

Less distributions:
Dividends from net investment income	(0.025)		(0.021)		(0.029)	(0.004)

Total distributions	(0.025)		(0.021)		(0.029)	(0.004)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00

Total return(b)	2.52%		2.17%		2.88%	0.43%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$412,597		$206,674		$116,798	$11,663
Ratio of operating expenses to average net assets	0.41	%(c)	0.41	%(c)	0.41%	0.37	%(c)
Ratio of net investment income to average net assets	4.95	%(c)	4.38	%(c)	2.98%	1.62	%(c)
Ratio of operating expenses to average net assets without expense waivers and reimbursements	0.61	%(c)	0.62	%(c)	0.62%	0.61	%(c)

(a)	Comerica Class K and Comerica Class Y Shares of the Fund commenced operations on September 20, 2004 and January 4, 1999, respectively. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

10

Comerica Class Y Shares

Period Ended		Period		Year	Year	Year	Year	Year
12/31/06		Ended		Ended	Ended	Ended	Ended	Ended
(Unaudited)		6/30/2006		12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

0.026		0.023		0.031	0.013	0.011	0.018	0.041

0.026		0.023		0.031	0.013	0.011	0.018	0.041

(0.026)		(0.023)		(0.031)	(0.013)	(0.011)	(0.018)	(0.041)

(0.026)		(0.023)		(0.031)	(0.013)	(0.011)	(0.018)	(0.041)

$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

2.65%		2.30%		3.14%	1.28%	1.12%	1.79%	4.20%

$1,294,147		$1,153,213		$1,112,004	$951,642	$1,006,660	$1,223,380	$553,773
0.16	%(c)	0.16	%(c)	0.16%	0.12%	0.12%	0.12%	0.12%
5.20	%(c)	4.59	%(c)	3.10%	1.27%	1.11%	1.74%	3.63%
0.36	%(c)	0.37	%(c)	0.37%	0.36%	0.33%	0.31%	0.33%

See Notes to Financial Statements.

11

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12

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    The Fund is part of the Munder Funds family (the “Munder Funds” or the “Funds”), which consisted of 25 portfolios as of December 31, 2006, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Institutional Money Market Fund (the “Fund”), a series of MST. Financial statements of the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has 2 classes of shares — Comerica Class K and Comerica Class Y Shares. Comerica Class K and Comerica Class Y Shares are sold only to certain eligible investors, as described in the Fund’s prospectus, without either a front-end sales charge or a contingent deferred sales charge (CDSC). Both classes of shares have identical rights and voting privileges.

    Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

13

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of the Fund are then prorated between the share classes based on their relative average net assets.

    Securities purchased or sold on a when-issued or delayed delivery basis may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income

14

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

3.	Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.20% of its average daily net assets.

    The Advisor voluntarily waived fees and reimbursed certain expenses of the Fund in the amounts of $290,416 and $1,135,556, respectively, for the period ended December 31, 2006. These amounts are reflected as fees waived and expenses reimbursed by Advisor in the accompanying Statement of Operations. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1600% for advisory services.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

15

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    For the period ended December 31, 2006, the Advisor earned $630,204 before payment of sub-administration fees and $422,136 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.0868% for administrative services.

    Prior to December 29, 2006, Comerica Incorporated (“Comerica”), through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis). Comerica Bank provides administrative, record keeping and other related services associated with maintaining accounts for Comerica Bank clients whose shares are held of record in omnibus accounts. As compensation for these services, Comerica Bank receives a fee of 0.01% of the average daily net assets of the Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $43,220 for its administrative, record keeping and other related services provided to the Fund for the period ended December 31, 2006.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of their affiliates receives any compensation from MST, MSTII or @Vantage.

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) with respect to the Comerica Class K Shares. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The maximum rate, as a percentage

16

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

of average daily net assets, payable under the Plan is 0.25%. No payments are made under the Plan with regard to Comerica Class Y Shares.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $0 to Comerica Securities and $26,902 to Comerica Bank for shareholder services provided to Comerica Class K shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.	Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the period ended June 30, 2006 and the year ended December 31, 2005, distributions of $28,722,199 and $34,365,710, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis consisted of $3,172,339 of undistributed ordinary income.

    The difference between book and tax distributable earnings is primarily due to deferred trustees’ fees and dividends payable.

7.	Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The Meeting was adjourned in order to permit shareholders further time to respond to the solicitation of proxies and was reconvened on November 20, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

17

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	633,192,870
Against	26,675,277
Abstain	44,076,267
Broker Non-Votes	—
TOTAL	703,944,414

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund did not approve this proposal and the results of the vote are as set forth below.

No. of Shares

For	269,648,984
Against	394,640,809
Abstain	39,654,621
Broker Non-Votes	—
TOTAL	703,944,414

8.	Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789. In addition, the most currently available list and the three most recently published lists of the Fund’s portfolio holdings are available on our website, www.munder.com.

9. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

18

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

10. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11.	Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on November 20, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant

19

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive.The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially

20

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor. In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and

21

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

resources following the closing of the Transaction and in each of the next several years.

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the one-, three- and five-year and since inception total investment performance, on both a gross and net basis, of the Fund’s Comerica Class Y Shares as of December 31, 2005 and compared this information to the performance of the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis. The Board also considered the Fund’s one-, three- and five-year total return for Comerica Class Y Shares as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement

22

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds

23

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund’s Comerica Class Y Shares in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

24

Institutional Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

25

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26

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27

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNINSTMM1206

SEMI-ANNUAL REPORT
December 31, 2006
Liquidity Money
Market Fund

Save paper and receive this document electronically. Sign up for electronic delivery at www.munderfunds.com/ edelivery

The Munder Funds Letter to Shareholders

DEAR MUNDER FUND SHAREHOLDERS:

    In the 2006 Annual Report, we informed you that management and employees of Munder Capital Management were partnering with Crestview Partners, L.P. to buy Comerica Incorporated’s ownership position in the firm. I am pleased to tell you that, on December 29, 2006, with Fund shareholder approvals in hand, the management-led buyout was completed on schedule. Grail Partners LLC, which advised Munder Capital, and Capricorn Management, also invested in the buyout.

    With the transaction completed, our management and employees now own a significant minority interest in the firm. As we indicated in the letter to shareholders included in the 2006 Annual Report, we have always believed that employee ownership is the best way to attract and retain talented professionals, and to align our interests with those of our clients. We are pleased that this is a key outcome of our new ownership structure.

    We are proud of our firm and the direction we are taking. At the same time, we are very aware that our success comes solely from the confidence that you and our other Fund shareholders have placed in us. We are committed to honoring that trust by continuing to work hard to deliver competitive performance across the Munder family of mutual funds.

Very Truly Yours,

John S. Adams
President and Principal Executive Officer, The Munder Funds
Chief Executive Officer and Chief Investment Officer, Munder Capital Management

Table of
   Contents

ii	Shareholder Fee Example
iv	Investment Allocation
1	Portfolio of Investments
4	Statement of Assets and Liabilities
5	Statement of Operations
6	Statements of Changes in Net Assets
7	Financial Highlights
9	Notes to Financial Statements

This material is authorized for distribution only when preceded or accompanied by a current prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain more information, please call 1-800-438-5789. Please read the prospectus carefully before investing.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain risks, including possible loss of principal.

i

Shareholder Fee Example (Unaudited)

Example

    Fund shareholders may incur two types of costs: (1) transaction costs, including front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees, and exchange fees; and (2) ongoing costs, including management fees,
12b-1 distribution and service fees, non-12b-1 service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

    The example below is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

Actual Expenses

    The first line of the table below entitled “Actual” provides information about actual account values and actual expenses for the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and multiply the result by the number in the first line entitled “Actual” under the heading “Expenses Paid During Period.” If your account is an IRA, your expenses may also have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

Hypothetical Example for Comparison Purposes

    The second line of the table below entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

ii

    Please note that the expenses shown in the table for the Fund and in similar tables for other funds are meant to highlight your ongoing costs only and do not reflect any applicable transactional costs, such as front-end sales charges (loads) on purchases, contingent deferred sales charges on redemptions, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any applicable transactional costs were included, your costs would be higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period*
	7/1/06	12/31/06	7/1/06-12/31/06

Actual	$1,000.00	$1,023.10	$4.13
Hypothetical	$1,000.00	$1,021.12	$4.13

*	Expenses are calculated by multiplying the Fund’s annualized expense ratio of 0.81% by the average account value over the period and multiplying that number by 184/365 (to reflect the one-half year period).

    The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

iii

Liquidity Money Market Fund

Investment Allocation, December 31, 2006 (Unaudited)

    Fund holdings are subject to change and percentages shown below are based on net assets as of December 31, 2006. The following pie chart illustrates the allocation of the Fund’s investments. A complete list of holdings as of December 31, 2006 is contained in the Portfolio of Investments, which begins on the following page. You may obtain currently available holdings data by calling (800) 438-5789.

iv

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2006 (Unaudited)

Principal
Amount		Value

CERTIFICATES OF DEPOSIT — 8.6%
$3,000,000	Bank of Tokyo — Mitsubishi Limited,YNK 5.300% due 01/02/2007	$3,000,000
3,000,000	Marshall & Ilsley Bank, 5.310% due 02/09/2007	3,000,000
3,000,000	Washington Mutual, Inc., 5.320% due 04/16/2007	3,000,000
3,000,000	Wells Fargo Bank NA, 5.290% due 03/22/2007 (b)	3,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $12,000,000)		12,000,000

COMMERCIAL PAPER — 57.8%
3,000,000	Amsterdam Funding Corporation, 5.240% due 01/12/2007 (a)	2,995,197
3,000,000	Bank of Ireland, YNK 5.290% due 04/17/2007 (b)	3,000,000
3,000,000	Bryant Park Funding LLC, 5.230% due 01/25/2007 (a)	2,989,540
3,000,000	CAFCO LLC, 5.240% due 01/10/2007 (a)	2,996,070
3,000,000	CHARTA LLC, 5.270% due 01/23/2007 (a)	2,990,338
3,000,000	CRC Funding LLC, 5.260% due 01/09/2007 (a)	2,996,493
3,000,000	Crown Point Capital Company, 5.230% due 03/12/2007 (a)	2,969,492
3,000,000	Falcon Asset Securitization Corp. LLC, 5.225% due 03/02/2007 (a)	2,973,875
3,000,000	Greenwich Capital Holdings, 5.310% due 06/15/2007 (b)	3,000,000
3,000,000	Greyhawk Funding LLC, 5.260% due 01/05/2007 (a)	2,998,247
3,000,000	HBOS Treasury Services PLC, YNK 5.225% due 03/12/2007 (a)	2,969,521
3,000,000	ING U.S. Funding LLC, 5.230% due 01/16/2007 (a)	2,993,462
3,000,000	Lexington Parker Capital Corporation, 5.250% due 01/22/2007 (a)	2,990,812
3,000,000	Macquarie Bank Limited, YNK 5.330% due 07/12/2007 (b)	3,000,000
3,000,000	Mane Funding Corporation, 5.250% due 03/19/2007 (a)	2,966,313
3,000,000	Mont Blanc Capital Corporation, 5.245% due 01/16/2007 (a)	2,993,444

See Notes to Financial Statements.

1

Liquidity Money Market Fund

Portfolio of Investments, December 31, 2006 (Unaudited) (continued)

Principal
Amount		Value

COMMERCIAL PAPER (Continued)
$3,000,000	National Rural Utilities Cooperative Finance Corporation, 5.310% due 01/29/2007 (a)	$2,987,610
3,000,000	New Center Asset Trust, 5.220% due 03/21/2007 (a)	2,965,635
3,000,000	Park Avenue Receivables Corporation, 5.210% due 03/05/2007 (a)	2,972,648
3,000,000	Ranger Funding Company LLC, 5.250% due 02/23/2007 (a)	2,976,813
3,000,000	Scaldis Capital LLC, 5.240% due 01/25/2007 (a)	2,989,520
3,000,000	Sheffield Receivables Corp., 5.300% due 01/23/2007 (a)	2,990,283
3,000,000	Skandinaviska Enskilda Banken AB, YNK 5.250% due 01/10/2007 (a)	2,996,062
3,000,000	Solitaire Funding LLC, 5.250% due 01/24/2007 (a)	2,989,937
3,000,000	Thunder Bay Funding, Inc., 5.290% due 01/18/2007 (a)	2,992,506
3,000,000	Variable Funding Capital Corporation, 5.260% due 01/18/2007 (a)	2,992,548
3,000,000	Victory Receivables Corporation, 5.350% due 01/19/2007 (a)	2,991,975

TOTAL COMMERCIAL PAPER
(Cost $80,668,341)		80,668,341

CORPORATE BONDS AND NOTES — 12.9%
3,000,000	American Honda Finance Corporation, MTN, 144A, 5.310% due 02/21/2007 (b),(c),(d),(e)	3,000,000
3,000,000	Bank of America, NA, 5.320% due 02/07/2007 (a)	3,000,000
3,000,000	Beta Finance, Inc., MTN, 144A, 5.300% due 05/09/2007 (b),(c),(d),(e)	3,000,000
3,000,000	CC USA, Inc., MTN, 144A, 5.300% due 07/30/2007 (b),(c),(d),(e)	2,999,829
3,000,000	K2 USA LLC, MTN, 144A, 5.305% due 06/25/2007 (b),(c),(d),(e)	2,999,930
3,000,000	Merrill Lynch & Co., Inc., MTN, 5.320% due 07/27/2007 (b)	3,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $17,999,759)		17,999,759

See Notes to Financial Statements.

2

Principal
Amount		Value

REPURCHASE AGREEMENTS — 18.8%
$10,000,000	Agreement with Merrill Lynch & Co., Inc., 5.300% dated 12/29/2006, to be repurchased at $10,005,889 on 01/02/2007, collateralized by $10,215,000 FHLB, 4.320% maturing 04/13/2007 (value $10,201,516)	$10,000,000
16,127,000	Agreement with State Street Bank and Trust Company, 4.850% dated 12/29/2006, to be repurchased at $16,135,691 on 01/02/2007, collateralized by $16,170,000 FNMA, 5.125% maturing 04/15/2011 (value $16,452,975)	16,127,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,127,000)		26,127,000

TOTAL INVESTMENTS
(Cost $136,795,100)	98.1%	136,795,100
OTHER ASSETS AND LIABILITIES (Net)	1.9	2,704,138

NET ASSETS	100.0%	$139,499,238

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable rate security. The interest rate shown reflects the rate in effect as of December 31, 2006.

(c)	Security issued in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(d)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(e)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

ABBREVIATIONS:

FHLB — Federal Home Loan Bank
FNMA — Federal National Mortgage Association
MTN  — Medium Term Note
YNK  — Yankee Security

See Notes to Financial Statements.

3

Liquidity Money Market Fund

Statement of Assets and Liabilities, December 31, 2006 (Unaudited)

ASSETS:
Investments, at value
See accompanying schedule:
Securities	$110,668,100
Repurchase agreements	26,127,000

Total Investments	136,795,100
Cash	266
Interest receivable	165,447
Receivable for Fund shares sold	2,650,485
Prepaid expenses and other assets	11,699

Total Assets	139,622,997

LIABILITIES:
Trustees’ fees and expenses payable	48,740
Distribution and shareholder servicing fees payable	28,512
Administration fees payable	18,808
Transfer agency/record keeping fees payable	7,962
Custody fees payable	2,478
Investment advisory fees payable	2,241
Accrued expenses and other payables	15,018

Total Liabilities	123,759

NET ASSETS	$139,499,238

Investments, at cost	$136,795,100

NET ASSETS consist of:
Accumulated distributions in excess of net investment income	$(9,389)
Accumulated net realized loss on investments sold	(664)
Paid-in capital	139,509,291

$139,499,238

Net asset value, offering price and redemption price per share ($139,499,238/139,526,396 shares outstanding)	$1.00

See Notes to Financial Statements.

4

Liquidity Money Market Fund

Statement of Operations, For the Period Ended December 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest	$3,476,799

EXPENSES:
Distribution and shareholder servicing fees	227,053
Investment advisory fees	129,726
Administration fees	99,661
Printing and mailing fees	41,886
Legal and audit fees	23,427
Transfer agency/record keeping fees	21,140
Trustees’ fees and expenses	19,792
Custody fees	17,018
Registration and filing fees	5,514
Other	8,514

Total Expenses	593,731
Fees waived by distributor	(64,896)

Net Expenses	528,835

NET INVESTMENT INCOME	2,947,964

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,947,964

See Notes to Financial Statements.

5

Liquidity Money Market Fund

Statements of Changes in Net Assets

	Period Ended
	December 31, 2006	Period Ended	Year Ended
	(Unaudited)	June 30, 2006(a)	December 31, 2005(a)

Net investment income	$2,947,964	$2,712,168	$3,304,864

Net increase in net assets resulting from operations	2,947,964	2,712,168	3,304,864
Dividends to shareholders from net investment income	(2,947,964)	(2,712,168)	(3,304,864)
Net increase/(decrease) in net assets from Fund share transactions	11,891,355	(13,144,167)	4,347,150

Net increase/(decrease) in net assets	11,891,355	(13,144,167)	4,347,150
NET ASSETS:
Beginning of period	127,607,883	140,752,050	136,404,900

End of period	$139,499,238	127,607,883	140,752,050

Accumulated distributions in excess of net investment income	$(9,389)	$(9,389)	$(9,389)

Capital Stock Activity(b):
Sold	$102,640,556	$155,958,610	$254,591,163
Issued as reinvestment of dividends	2,951,092	2,712,168	3,304,860
Redeemed	(93,700,293)	(171,814,945)	(253,548,873)

Net increase/(decrease)	$11,891,355	$(13,144,167)	$4,347,150

(a)	Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

See Notes to Financial Statements.

6

Liquidity Money Market Fund(a)

Financial Highlights, For a Share Outstanding Throughout Each Period

	Period
	Ended		Period		Year	Year	Year	Year	Year
	12/31/06		Ended		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		06/30/06		12/31/05	12/31/04	12/31/03	12/31/02	12/31/01

Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.023		0.020		0.025	0.006	0.003	0.010	0.035

Total from investment operations	0.023		0.020		0.025	0.006	0.003	0.010	0.035

Less distributions:
Dividends from net investment income	(0.023)		(0.020)		(0.025)	(0.006)	(0.003)	(0.010)	(0.035)

Total distributions	(0.023)		(0.020)		(0.025)	(0.006)	(0.003)	(0.010)	(0.035)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	2.31%		1.98%		2.48%	0.62%	0.30%	1.05%	3.52%

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$139,499		$127,608		$140,752	$136,405	$128,688	$133,187	$165,734
Ratio of operating expenses to average net assets	0.81	%(c)	0.77	%(c)	0.76%	0.77%	0.98%	0.94%	0.84%
Ratio of net investment income to average net assets	4.54	%(c)	3.94	%(c)	2.44%	0.62%	0.28%	1.06%	3.39%
Ratio of operating expenses to average net assets without expense waivers	0.91	%(c)	0.98	%(c)	1.01%	1.02%	1.08%	0.94%	0.84%

(a)	The Fund commenced operations on June 4, 1997. Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

(b)	Total return represents aggregate total return for the period indicated.

(c)	Annualized.

See Notes to Financial Statements.

7

[This Page Intentionally Left Blank]

8

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited)

1.	Organization

    The Fund is part of The Munder Funds family (the “Munder Funds” or the “Funds”), which consisted of 25 portfolios as of December 31, 2006, each of which is a series of Munder Series Trust (“MST”), Munder Series Trust II (“MSTII”) or The Munder @Vantage Fund (“@Vantage”). Information presented in these financial statements pertains only to the Liquidity Money Market Fund (the “Fund”), a series of MST. Financial statements for the other Munder Funds are presented in separate reports.

    MST is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company under the 1940 Act. The Fund’s goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

    The Fund has one class of shares, which are sold without either a front-end sales charge or a contingent deferred sales charge (CDSC).

    Effective February 14, 2006, the Fund changed its fiscal and tax year end from December 31 to June 30.

2.	Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

    Repurchase Agreements: Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest,

9

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that, in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

    Security Transactions and Net Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes the amortization of premiums and accretion of discounts. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses.

    Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

    Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    New Accounting Pronouncements: In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement 109 (“FIN 48”) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, that the adoption of FIN 48 will have on the Fund’s net assets and results of operations.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently

10

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements disclosures.

3. Investment Advisor, Administrator and Other Related Party Transactions

    For its advisory services, Munder Capital Management (the “Advisor”) is entitled to receive from the Fund a fee, computed and payable daily, based on the average daily net assets of the Fund at an annual rate of 0.20%.

    The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund an administration fee, computed daily and payable monthly, based on the average daily net assets of the Fund at the following annual rates subject to a Fund minimum fee:

Fund Net Assets	Annual Fee

First $100 million	0.153%
Next $150 million	0.128%
Next $250 million	0.104%
Next $500 million	0.079%
Thereafter	0.055%

    In addition, the Advisor is entitled to receive from the Fund an annual financial reporting fee in the amount of $8,000.

    For the period ended December 31, 2006, the Advisor earned $99,661 before payment of sub-administration fees and $65,001 after payment of sub-administration fees for its administrative services to the Fund. During the period ended December 31, 2006, the Fund paid an annual effective rate of 0.1536% for administrative services.

    Each Trustee of MST and MSTII is paid quarterly an aggregate fee consisting of a $78,000 annual retainer ($114,000 for the Chairman) for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid quarterly an annual retainer of $6,000 for services provided as a Board member, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Governance Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MSTII and @Vantage to make payments of

11

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica Incorporated (“Comerica”) or any of their affiliates receives any compensation from MST, MSTII or @Vantage. Prior to December 29, 2006, Comerica, through its wholly-owned subsidiary Comerica Bank, owned approximately 96% of the Advisor (87% on a fully diluted basis).

4. Distribution and Service Plan

    The Fund has a Distribution and Service Plan (the “Plan”) that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees may be collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the “Service Organizations”) who provide shareholder services for the Fund. The Plan also permits payments to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund). The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.35%.

    During the period ended December 31, 2006 the Distributor voluntarily waived a portion of its 12b-1 fees in the amount of $64,896. This amount is reflected as fees waived by distributor in the accompanying Statement of Operations. Pursuant to a Reimbursement Agreement with the Fund, the Distributor may seek reimbursement under certain circumstances for any portion of this waiver or other waivers that occurred on or after August 12, 2003, which represents amounts expended from the Distributor’s own resources to cover actual expenses or costs on behalf of the Fund. At December 31, 2006, no portion of any amounts waived by the Distributor was eligible for reimbursement. The Reimbursement Agreement is subject to annual renewal by the Board of Trustees.

    Comerica Securities, Inc. (“Comerica Securities”), a wholly-owned subsidiary of Comerica Bank, is among the Service Organizations who may receive fees from the Fund under the Plan. For the period ended December 31, 2006, the Fund paid $144 to Comerica Securities for shareholder services provided to Fund shareholders.

5. Indemnification Obligations

    The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund’s maximum exposure under these arrangements

12

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Income Tax Information

    Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    During the period ended June 30, 2006 and the year ended December 31, 2005, distributions of $2,712,168 and $3,304,864, respectively, were paid to shareholders from ordinary income on a tax basis.

    At June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Capital
Income	Loss Carryover	Total

$22,036	$(664)	$21,372

    The differences between book and tax distributable earnings are primarily due to deferred trustees’ fees.

    As determined at June 30, 2006, the Fund had available for Federal income tax purposes, $664 of unused capital losses of which $123 expires in 2007, $537 expires in 2009, and $4 expires in 2011.

7. Shareholder Meeting Results

    A Special Meeting of Shareholders (“Meeting”) of the Fund was held on October 26, 2006. The Meeting was adjourned in order to permit shareholders further time to respond to the solicitation of proxies and was reconvened on November 20, 2006. The purpose of the Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated September 11, 2006.

13

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    1. A proposal seeking approval of a new combined investment advisory agreement with Munder Capital Management. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	56,063,705
Against	3,996,161
Abstain	5,852,448
Broker Non-Votes	—
TOTAL	65,912,314

    2. A proposal seeking approval of a manager of managers arrangement. Shareholders of the Fund approved this proposal and the results of the vote are as set forth below.

No. of Shares

For	50,074,159
Against	9,707,004
Abstain	6,131,151
Broker Non-Votes	—
TOTAL	65,912,314

8. Quarterly Portfolio Schedule

    The Fund files with the Securities and Exchange Commission its complete schedule of portfolio holdings on Form N-Q for the first and third quarters of each fiscal year. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (800) 438-5789.

9. Proxy Voting Policies and Procedures

    A description of the Advisor’s proxy voting policies and procedures, which have been adopted by the Fund, is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

14

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

10. Proxy Voting Record

    The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling (800) 438-5789 or visiting our website at www.munder.com or the Securities and Exchange Commission’s website at www.sec.gov.

11. Approval of Investment Advisory Agreement

    As a result of the sale on December 29, 2006 of Comerica’s controlling interest in the Advisor (“Transaction”), the Combined Investment Advisory Agreement dated June 13, 2003, as amended, pursuant to which the Advisor had provided investment advisory services to the Fund, terminated automatically under applicable law.

    In anticipation of the Transaction, on August 22, 2006, the Board of Trustees, including all the Trustees that are not “interested persons” of the Munder Funds, as that term is defined in Section 2(a)(19) of the 1940 Act, (“Non-Interested Trustees”) voted unanimously to approve a new Combined Investment Advisory Agreement (“New Advisory Agreement”) for each of the Munder Funds to take effect upon the termination of the then current Advisory Agreement, provided shareholders approved the proposed New Advisory Agreement. At the Board meeting, the Board authorized the submission of the New Advisory Agreement to the Fund’s shareholders for approval. Shareholders of the Fund approved the New Advisory Agreement at a special meeting of shareholders held on November 20, 2006.

    At an in-person Board meeting held on August 21-22, 2006, the Trustees reviewed information about the Transaction and its potential impact on the Munder Funds and considered the terms of the then current Advisory Agreement, as well as the terms of the proposed New Advisory Agreement that would take effect following the closing of the Transaction. The Board and counsel to the Non-Interested Trustees had an opportunity to review the information provided in advance of the meeting by the Advisor and counsel to the Munder Funds. This information included materials that provided detailed information from the Advisor about the Transaction, including information about financial terms of the Transaction, information provided in response to a detailed series of questions submitted by counsel to the Munder Funds in advance of the meeting, information about Crestview Partners, L.P. (“Crestview”) and Grail Partners LLC (“Grail”) (who have a significant ownership interest in the Advisor following the closing of the Transaction) and memoranda outlining the legal duties of the Board. The Board also discussed

15

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

the structure of the Transaction with representatives of the Advisor, Crestview and Grail, and in executive session with their counsel.

    The Board considered this new information carefully in conjunction with the detailed information provided to them by the Advisor at a Board meeting held on May 15-16, 2006 in connection with the Board’s most recent annual evaluation and approval of the continuance of the then current Advisory Agreement. In evaluating the New Advisory Agreement, the Board conducted a review that was specifically focused upon the approval of the Agreement, and relied upon the Board’s knowledge, resulting from its meetings throughout the year, of the Advisor, its services and the Munder Funds.

    In approving the New Advisory Agreement and determining to submit it to shareholders for approval, the Trustees considered several factors discussed below. The Board was advised by legal counsel to the Munder Funds and legal counsel to the Non-Interested Trustees with respect to their deliberations regarding the approval of the New Advisory Agreement. The discussion below is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process.

    (a) The nature, extent and quality of the services to be provided by the Advisor: With respect to this factor, the Board considered information it believed necessary to assess the stability of the Advisor as a result of the Transaction and to assess the ongoing nature and quality of services to be provided to the Munder Funds by the Advisor following the closing of the Transaction. The Trustees reviewed the details of the anticipated equity structure of the Advisor following the closing of the Transaction generally and with respect to the identity and business of the entities that were expected to become direct or indirect equity owners of the Advisor as a result of the Transaction (i.e., Crestview and Grail), including the financial resources of those entities and their ability to assist in growing the Advisor’s business and/or in servicing the Munder Funds. In this regard, the Trustees considered information about how the Advisor’s management and operations would be structured following the Transaction including, in particular, how the Transaction might affect the Advisor’s performance or its delivery of services under the New Advisory Agreement. In particular, the Board noted that the Transaction would result in employees of the Advisor owning a substantially larger percentage of the Advisor than they owned prior to the Transaction, which should align their long-term interests with the interests of the Advisor.

16

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

In addition, the Board observed that increased employee ownership in the Advisor, and the long-term nature of that ownership, and increasing benefits to management from the growth of assets under management should help the Advisor retain key management and investment personnel, which is important when considering the stability of the Advisor.

    The Trustees considered information addressing the projected benefits to the Advisor expected to result from the Transaction. They received information describing how the Transaction was expected to affect the Advisor’s business, including the retention of key personnel and its ability to hire new personnel, the Advisor’s continuing relationship with Comerica and/or new or changed agreements with Comerica regarding the Advisor’s personnel or services. The Trustees reviewed the Advisor’s actions to minimize the likelihood that the Advisor would have any departures of key management and/or investment personnel and whether compensation and other benefits that were expected to be offered by the Advisor following the Transaction would be adequate to attract and retain high-caliber investment and other relevant professional employees. With respect to portfolio managers of each Munder Fund, the Trustees received information describing changes that the Advisor anticipated making in the structure of, and the method used in determining, the compensation and incentive programs (e.g., salary, bonus, deferred compensation, and pension and retirement plans and arrangements) received by key investment and management personnel and considered how these changes were expected to better align the interests of key investment and management personnel with those of the Munder Funds’ shareholders and to promote the long-term performance of the Munder Funds. The Board concluded that the compensation and incentive programs were competitive and should help to retain key personnel.

    The Advisor addressed for the Board its efforts both initially and on an ongoing basis to retain firm clients and to respond to questions from clients and potential clients regarding the Transaction. In this regard, the Trustees also considered information concerning Comerica’s and the Advisor’s plans for the Advisor or its affiliates to continue to provide investment management, research and trading services to Comerica and its clients on terms substantially similar to those currently in place.

    The Board also considered the general experience, business and operations of the Advisor (as well as the experience of key personnel from Crestview and Grail) and information as to the Advisor’s projected financial condition and resources following the closing of the Transaction and in each of the next several years.

17

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

    Based on these and other factors, the Board concluded that the information presented to and considered by the Board regarding advisory personnel and their retention justified approval of the New Advisory Agreement. The Board placed particular significance in this regard on the likelihood that the Advisor would continue to provide the same type and quality of services to the Munder Funds following the closing of the Transaction as the Advisor has historically provided the Munder Funds.

    (b) The investment performance of the Fund and the Advisor: In considering the investment performance of the Fund, the Board took note of its comprehensive review of the Fund’s performance during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s one-, three- and five-year and since inception total investment performance, on both a gross and net basis, as of December 31, 2005 and compared this information to the median performance of the Fund’s “peer group” as categorized by Lipper, Inc. (“Lipper”). In addition, the Board considered the Fund’s one-, three- and five-year Lipper “ranking” within the Fund’s peer group on a numeric, percentile and quartile ranking basis. The Board also considered the Fund’s one-, three- and five-year total return as of December 31, 2005 as compared to the performance of a small group of funds deemed by the Advisor to be the most comparable to the Fund. This information assisted the Board in assessing the investment performance of the Fund in comparison to the performance of its peer group of funds. The Board also received performance data for the Fund updated through June 30, 2006. Finally, the Board considered the impact the closing of the Transaction may have on the Advisor’s capabilities to achieve the same or better performance results for the Fund in the future.

    Based on these considerations and comparisons, the Board concluded that the investment performance of the Fund and the Munder Funds as a group supported approval of the New Advisory Agreement.

    (c) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Munder Funds: With respect to this factor, the Board took note of its comprehensive review of the Advisor’s profitability during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. The Board also reviewed information provided to them by the Advisor that described the anticipated effect the Transaction would have on current and future revenue sharing arrangements, including arrangements with Comerica and its affiliates, and the Advisor’s profitability following the closing of the Transaction. The

18

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

Board observed that any projection regarding the Advisor’s profitability would depend on many assumptions as to the Advisor’s financial condition and operations following the closing of the Transaction and would be, therefore, speculative. For these reasons, the Board gave measured consideration to projections regarding the Advisor’s future profitability in determining whether to approve the New Advisory Agreement.

    (d) The extent to which economies of scale may be realized as the Munder Funds grow and whether fee levels would reflect economies of scale: In considering economies of scale with respect to the Munder Funds, the Board took note of its comprehensive review of economies of scale during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s willingness in recent years and on an on-going basis to review the advisory and other fees of all the Munder Funds for reasonableness and market rate comparability, and, where appropriate, to renegotiate contracts on behalf of the Munder Funds and reduce fees (both directly and through the implementation of contractual breakpoints in certain of the Munder Funds’ advisory fees) in an overall effort to reduce the Munder Funds’ total operating expenses. The Board considered the Advisor’s representation that it will seek to share economies of scale with the Munder Funds’ shareholders through appropriate mechanisms in the future. The Board also considered the additional contractual breakpoints to be implemented with respect to certain of the Munder Funds that the Advisor proposed at the meeting held on August 21-22, 2006 following discussions at the May 15-16, 2006 meeting. Based on all of the above, the Board concluded that the Advisor’s efforts in this regard supported approving the New Advisory Agreement.

    (e) A comparison of fee levels of the Fund with those of comparable funds: In considering the advisory fees applicable to the Fund compared to those of comparable funds, the Board took note of its comprehensive review of the Fund’s fee levels, including comparative fee information for peer funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Fund’s advisory fees and total expenses as they compared to those of comparable funds identified by Lipper in the case of the advisory fee comparisons and to the funds included in the Fund’s respective Lipper category in the case of total expense comparisons. The Board also considered the Fund’s total operating expense ratio (and certain components of the total expense ratio) of the Fund in comparison to those of each comparable fund in the Fund’s Lipper peer group and in comparison to the average, median, high and

19

Liquidity Money Market Fund

Notes to Financial Statements, December 31, 2006 (Unaudited) (continued)

low net effective advisory fees of the funds in the Fund’s Lipper peer group. The Board also received separate information prepared by a third-party mutual fund data provider that compared the Fund’s advisory fees at varying asset levels to the fees charged to the Fund’s peers. This information assisted the Board in assessing the fee and expense levels of the Fund in comparison to the fee and expenses levels of the Fund’s peer group of funds.

    The Board also took into consideration the fact that the Advisor did not propose nor did it anticipate proposing any changes in the current advisory fees or other fees applicable to the Fund payable to it as a result of the Transaction. Based on these fee and expense comparisons, the Board concluded that the current advisory fee and total fee levels of the Fund and of the Munder Funds as a group should not preclude approval of the New Advisory Agreement.

    (f) Benefits derived or to be derived by the Advisor from the relationship with the Munder Funds: In considering the benefits derived or to be derived by the Advisor from the relationship with the Munder Funds, the Board took note of its comprehensive review of the Advisor’s relationship with the Munder Funds, during the Board’s May 15-16, 2006 meeting at which the Board approved the continuance of the then current Advisory Agreement pursuant to the requirements of Section 15(c) of the 1940 Act. In this regard, the Board considered the Advisor’s representation that, beyond the fees earned by the Advisor and its affiliates for providing services to the Munder Funds, the Advisor may benefit from its relationship with the Munder Funds in the sense that separately managed account clients may view the additional assets under management resulting from managing the Munder Funds as a positive attribute. In addition, the Board noted that the Advisor also may obtain increased reputational prestige from managing a nationally recognized mutual fund family that shares the Advisor’s name. The Board also considered the Advisor’s representation that, although money managers may benefit from the use of “soft dollars” obtained from broker-dealers through payment of commissions on trades in client accounts, the Advisor believes that soft dollars should be used for the benefit of clients to the maximum extent possible. Based on this information, the Board concluded that these additional benefits should not preclude approval of the New Advisory Agreement.

    Based upon its review and evaluation of the information requested and provided and the factors addressed above, among others, and following discussion and having reached certain conclusions as addressed above, the Board, including by a separate vote of the Non-Interested Trustees, unanimously approved the New Advisory Agreement and unanimously voted to recommend the New Advisory Agreement to shareholders for approval.

20

BOARD OF TRUSTEES

Thomas D. Eckert, Chairman
John Rakolta, Jr., Vice Chairman
David J. Brophy
Joseph E. Champagne
John Engler
Michael T. Monahan
Lisa A. Payne
Arthur T. Porter
OFFICERS

John S. Adams, President and Principal Executive Officer
Peter K. Hoglund, Vice President and Principal Financial Officer
Stephen J. Shenkenberg, Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer
Cherie N. Ugorowski, Treasurer and Principal Accounting Officer
Amy D. Eisenbeis, Assistant Secretary
Mary Ann C. Shumaker, Assistant Secretary
Melanie Mayo West, Assistant Secretary
Kevin R. Kuhl, Assistant Treasurer
David W. Rumph, Assistant Treasurer
Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR

Munder Capital Management
Munder Capital Center
480 Pierce Street
Birmingham, MI 48009
TRANSFER AGENT

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
DISTRIBUTOR

Funds Distributor, Inc.
100 Summer Street
Boston, MA 02110
LEGAL COUNSEL

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

SANNLIQ1206

Item 2. Code of Ethics.
As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, the Code of Ethics was amended to reflect the change in the name of the Board Process and Compliance Oversight Committee to the Board Process and Governance Committee. This is the committee of the Board of Trustees of the registrant to which a Covered Officer is required to disclose any information concerning any violation of the provisions of the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.
The Code of Ethics is attached hereto as Exhibit 12(a)(1).
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committees of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
A Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last disclosed its procedures pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-CSR, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-CSR filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The Code of Ethics is attached hereto.
(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.
(a)(3) Not applicable.
(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
MUNDER SERIES TRUST

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer
Date: March 7, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer
Date: March 7, 2007

By:	/s/ Peter K. Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer
Date: March 7, 2007